VANECK CEF MUNICIPAL INCOME ETF

SCHEDULE OF INVESTMENTS

July 31, 2021 (unaudited)

	Number of Shares	Value
CLOSED-END FUNDS: 99.8% (a)
AllianceBernstein National Municipal Income Fund, Inc.	152,863	$2,318,932
Blackrock Investment Quality Municipal Trust, Inc.	47,823	884,247
BlackRock Long-Term Municipal Advantage Trust	63,244	863,281
BlackRock Muni Intermediate Duration Fund, Inc.	205,119	3,283,955
BlackRock MuniAssets Fund, Inc.	101,188	1,639,246
BlackRock Municipal 2030 Target Term Trust	375,633	9,867,879
BlackRock Municipal Income Quality Trust	127,627	2,073,939
BlackRock Municipal Income Trust	170,190	2,636,243
BlackRock Municipal Income Trust II	183,930	2,887,701
BlackRock MuniHoldings Fund, Inc.	286,716	4,960,187
BlackRock MuniHoldings Investment Quality Fund	204,653	3,069,795
BlackRock MuniHoldings Quality Fund II, Inc.	119,967	1,728,724
BlackRock MuniVest Fund II, Inc.	101,837	1,610,043
BlackRock MuniVest Fund, Inc.	350,754	3,409,329
BlackRock MuniYield Fund, Inc.	226,078	3,483,862
BlackRock MuniYield Quality Fund II, Inc.	107,965	1,615,156
BlackRock MuniYield Quality Fund III, Inc.	367,917	5,562,905
BlackRock MuniYield Quality Fund, Inc.	344,013	5,710,616
BNY Mellon Municipal Bond Infrastructure Fund, Inc.	71,940	1,092,049
BNY Mellon Municipal Income, Inc.	110,059	1,044,460
BNY Mellon Strategic Municipal Bond Fund, Inc.	260,622	2,202,256
BNY Mellon Strategic Municipals, Inc.	240,520	2,220,000
DWS Municipal Income Trust	214,296	2,661,556
Eaton Vance Municipal Bond Fund	385,364	5,341,145
Eaton Vance Municipal Income 2028 Term Trust	35,513	826,743
Eaton Vance Municipal Income Trust	191,747	2,740,065
Eaton Vance National Municipal Opportunities Trust	53,007	1,226,052
Invesco Advantage Municipal Income Trust II	212,911	2,629,451
Invesco Municipal Income Opportunities Trust	161,121	1,351,805
Invesco Municipal Opportunity Trust	323,127	4,394,527
Invesco Municipal Trust	264,957	3,653,757
Invesco Quality Municipal Income Trust	281,839	3,923,199
Invesco Trust for Investment Grade Municipals	261,999	3,688,946
Invesco Value Municipal Income Trust	251,842	4,256,130
MainStay MacKay DefinedTerm Municipal Opportunities Fund	79,889	1,815,078
MFS High Income Municipal Trust	153,571	820,069
MFS Municipal Income Trust	225,373	1,642,969
Neuberger Berman Municipal Fund, Inc.	52,878	841,818
Nuveen AMT-Free Municipal Credit Income Fund	904,983	16,090,598
Nuveen AMT-Free Municipal Value Fund	95,971	1,641,104
Nuveen AMT-Free Quality Municipal Income Fund	1,026,932	16,297,411
Nuveen Enhanced Municipal Value Fund	82,199	1,381,765
Nuveen Intermediate Duration Municipal Term Fund	224,240	3,341,176
Nuveen Intermediate Duration Quality Municipal Term Fund	62,728	944,056
Nuveen Municipal Credit Income Fund	675,853	11,820,669
Nuveen Municipal Credit Opportunities Fund	258,000	4,076,400
Nuveen Municipal High Income Opportunity Fund	300,713	4,630,980
Nuveen Municipal Value Fund, Inc.	586,430	6,896,417
Nuveen Quality Municipal Income Fund	1,001,113	16,328,153
Nuveen Select Tax-Free Income Portfolio	44,954	790,741
Nuveen Select Tax-Free Income Portfolio 2	57,404	929,945
PIMCO Municipal Income Fund	70,293	1,052,989
PIMCO Municipal Income Fund III	89,258	1,143,395
Pioneer Municipal High Income Advantage Fund, Inc.	114,993	1,489,159
Pioneer Municipal High Income Fund, Inc.	110,476	1,456,626
Putnam Managed Municipal Income Trust	182,068	1,565,785
Putnam Municipal Opportunities Trust	131,348	1,900,605
Western Asset Managed Municipals Fund, Inc.	231,578	3,130,934
Total Closed-End Funds (Cost: $186,642,408)		202,887,023
Other assets less liabilities: 0.2%		447,507
NET ASSETS: 100.0%		$203,334,530

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https:// www.sec.gov.

Summary of Investments by Sector	% of Investments	Value
Financials	100.0%	$202,887,023

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

July 31, 2021 (unaudited)

	Par (000’s)	Value
MUNICIPAL BONDS: 98.9%
Alabama: 1.6%
Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB) 6.45%, 08/30/21 (c)	$615	$615,910
Alabama Special Care Facilities Financing Authority, Methodist Home for Aging (RB)
5.25%, 06/01/25	410	430,275
5.75%, 06/01/26 (c)	2,000	2,122,399
5.75%, 06/01/26 (c)	1,400	1,509,694
6.00%, 06/01/26 (c)	5,900	6,303,512
Hoover Alabama Industrial Development Board Environmental Improvement (RB) 6.38%, 11/01/30 (p)	1,500	1,938,076
Hoover Industrial Development Board, United States Steel Corp. Project (RB) (SD CRED PROG) 5.75%, 10/01/29 (c)	4,025	4,862,906
Jefferson County, Sewer Revenue, Series D (RB)
6.00%, 10/01/23 (c)	10,000	11,618,484
6.50%, 10/01/23 (c)	9,000	10,550,735
Jefferson County, Sewer Revenue, Series E (RB)
0.00%, 10/01/23 (c) ^	100	47,413
0.00%, 10/01/23 (c) ^	60	24,112
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Series A (RB)
4.50%, 05/01/29 (c)	11,148	12,230,862
5.25%, 05/01/29 (c)	10,000	11,824,527
		64,078,905
Alaska: 0.0%
Northern Tobacco Securitization Corp. (RB) 4.00%, 06/01/31 (c)	1,000	1,187,430
American Samoa: 0.1%
American Samoa Economic Development Authority, Series A (RB)
5.00%, 09/01/31 (c)	2,750	3,461,547
6.50%, 09/01/28	250	311,902
6.62%, 09/01/25 (c)	1,000	1,185,369
7.12%, 09/01/28 (c)	500	663,160
		5,621,978
Arizona: 2.6%
Arizona Industrial Development Authority (RB) 3.62%, 05/20/33	5,831	6,711,481
Arizona Industrial Development Authority, Academies of Math and Science, Series B (RB) 5.00%, 01/01/27 (c)	200	235,565
Arizona Industrial Development Authority, American Charter School Foundation Project (RB)
6.00%, 07/01/27 (c)	2,940	3,599,845
6.00%, 07/01/27 (c)	1,320	1,642,944
Arizona Industrial Development Authority, Basis School Project, Series A (RB)
5.12%, 07/01/26 (c)	250	290,048
5.25%, 07/01/26 (c)	500	576,908
Arizona Industrial Development Authority, Basis School Project, Series D (RB)
5.00%, 07/01/27 (c)	270	314,124
5.00%, 07/01/27 (c)	515	597,606
Arizona Industrial Development Authority, Basis School Project, Series G (RB) (AGM) 5.00%, 07/01/27 (c)	500	581,711
Arizona Industrial Development Authority, Doral Academy - Fire Mesa and Red Rock Campus, Series A (RB) 5.00%, 07/15/27 (c)	300	343,363
Arizona Industrial Development Authority, Doral Academy - Fire Mesa and Red Rock Campus, Series A (RB) (ST) 5.00%, 07/15/27 (c)	400	463,832
Arizona Industrial Development Authority, Economic Development, Legacy Cares, Inc., Project, Series C (RB) (AGM) 6.75%, 07/01/27 (c)	5,000	5,914,763
Arizona Industrial Development Authority, Education Facility, Series A (RB)
5.25%, 07/01/23 (c)	1,050	1,145,468
5.50%, 07/01/23 (c)	2,100	2,285,641
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project, Series B (RB) 5.12%, 07/01/29 (c)	3,005	3,029,705
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project, Third Tier, Series C (RB)
5.00%, 07/01/29 (c)	3,160	2,997,399
5.00%, 07/01/29 (c)	1,420	1,338,050
5.50%, 07/01/29 (c)	3,465	3,333,224
Arizona Industrial Development Authority, Kazen Education Project (RB) 5.70%, 07/01/26 (c)	1,000	1,168,662
Arizona Industrial Development Authority, Legacy Cares, Inc. Project, Series A (RB) (AGM)
6.25%, 07/01/24	1,000	1,089,044
6.62%, 07/01/27	1,000	1,175,442
7.75%, 07/01/27 (c)	9,310	11,264,053
Arizona Industrial Development Authority, Leman Academy of Excellence - East Tucson and Central Tucson Projects, Series A (RB)
4.00%, 07/01/24 (c)	500	529,345
5.00%, 07/01/24 (c)	500	532,682
Arizona Industrial Development Authority, Pinecrest Academy of Nevada- Cadence Campus Project, Series A (RB) 4.00%, 07/15/28 (c)	445	487,040
Arizona Industrial Development Authority, Somerset Academy of Las Vegas, Series A (RB) 4.00%, 12/15/29 (c)	1,000	1,099,896
Glendale Industrial Development Authority, Beatitudes Campus Project (RB) 4.00%, 11/15/24 (c)	250	270,033
Glendale Industrial Development Authority, Glencroft Retirement Community Project (RB)
5.00%, 11/15/26 (c)	600	620,483
5.25%, 11/15/26 (c)	700	722,732
Industrial Development Authority of the City of Phoenix, Basis Schools, Inc. Project, Series A (RB)
4.00%, 07/01/25	400	428,423
5.00%, 07/01/25 (c)	500	557,550
5.00%, 07/01/25 (c)	1,000	1,114,700
5.00%, 07/01/25 (c)	900	1,011,546
Industrial Development Authority of the City of Phoenix, Downtown Student Housing, Series A (RB) 5.00%, 07/01/28 (c)	750	903,134
Industrial Development Authority of the City of Phoenix, Legacy Traditional School Project (RB) 5.00%, 07/01/25 (c)	675	733,288
Industrial Development Authority of the City of Phoenix, Legacy Traditional School Project, Series A (RB) 5.00%, 07/01/26 (c)	750	850,601
Industrial Development Authority of the City of Phoenix, Oro Valley Project, Series A (RB) 5.25%, 07/01/22 (c)	1,000	1,029,686
Maricopa County Industrial Development Authority, Benjamin Franklin Charter School Projects, Series A (RB) 6.00%, 07/01/28 (c)	1,000	1,211,669
Maricopa County Industrial Development Authority, Legacy Traditional Schools Projects, Series A (RB) (SD CRED PROG)
5.00%, 07/01/29 (c)	1,400	1,724,713
5.00%, 07/01/29 (c)	1,300	1,606,034
Maricopa County Industrial Development Authority, Legacy Traditional Schools Projects, Series B (RB)
5.00%, 07/01/29 (c)	500	599,930
5.00%, 07/01/29 (c)	500	586,467
5.00%, 07/01/29 (c)	500	588,424
Maricopa County Industrial Development Authority, Paradise School Project (RB) 5.00%, 07/01/26 (c)	1,750	1,967,313
Peoria Industrial Development Authority, Sierra Winds Life Care Community Project, Series A (RB) 5.00%, 11/15/24	330	338,455
Pima County Industrial Development Authority, American Leadership Academy Project (RB)
4.12%, 06/15/22 (c)	1,250	1,268,787
4.75%, 06/15/22 (c)	2,000	2,034,308
5.00%, 06/15/22 (c)	2,000	2,034,758
5.00%, 06/15/25 (c)	750	801,523
5.62%, 06/15/25 (c)	1,250	1,374,659
Pima County Industrial Development Authority, American Leadership Academy Project (RB) (SD CRED PROG) 5.00%, 06/15/25 (c)	500	535,006
Pima County Industrial Development Authority, Edkey Charter Schools Project (RB)
5.25%, 07/01/26 (c)	250	277,709
5.38%, 07/01/26 (c)	250	275,519
5.50%, 07/01/26 (c)	250	274,785
Pinal County Industrial Development Authority, WOF SW GGP 1 LLC Project (RB) 7.25%, 10/01/23 (c)	6,520	7,273,707
Salt Verde Financial Corp. (RB)
5.00%, 12/01/37	8,795	12,572,034
5.25%, 12/01/23	290	321,282
5.25%, 12/01/24	305	350,766
5.25%, 12/01/25	265	314,997
5.25%, 12/01/27	215	269,913
5.25%, 12/01/28	245	314,589
Tempe Industrial Development Authority, Friendship Village of Tempe (RB) 5.00%, 12/01/26 (c)	355	386,417
Tempe Industrial Development Authority, Friendship Village of Tempe (RB) (AGM) 5.00%, 12/01/26 (c)	250	272,636
Tempe Industrial Development Authority, Mirabella at ASU Project, Series A (RB)
6.12%, 10/01/27 (c)	3,900	4,361,799
6.12%, 10/01/27 (c)	600	669,323
		105,597,539
Arkansas: 0.4%
Arkansas Development Finance Authority Healthcare Facilities, Carti Surgery Center Project, Series B (RB) 4.00%, 07/01/28 (c)	1,000	1,077,096
Arkansas Development Finance Authority, Academics Plus Charter Schools Project (RB)
4.00%, 12/01/27 (c)	815	857,286
4.00%, 12/01/27 (c)	635	672,362
Arkansas Development Finance Authority, Big River Steel Project (RB) 4.50%, 09/01/26 (c)	12,095	13,549,056
Arkansas Development Finance Authority, Charter School Project, Series A (RB) 3.62%, 12/01/28 (c)	1,000	999,032
		17,154,832
California: 13.5%
Alameda Corridor Transportation Authority, Second Subordinate Lien, Series B (RB)
5.00%, 10/01/26 (c)	2,055	2,437,277
5.00%, 10/01/26 (c)	5,000	5,914,280
5.00%, 10/01/26 (c)	1,650	1,960,549
5.00%, 10/01/26 (c)	3,000	3,568,568
Anaheim Community Facilities District No. 08-1 (ST)
4.00%, 09/01/23 (c)	160	171,925
4.00%, 09/01/23 (c)	420	448,839
4.00%, 09/01/23 (c)	615	658,891
Antelope Valley Healthcare District, Series A (RB)
5.00%, 03/01/26 (c)	300	331,715
5.25%, 03/01/26 (c)	1,480	1,676,562
California Community College Financing Authority, Orange Coast College Project (RB) 5.25%, 05/01/28 (c)	695	820,956
California Community Housing Agency, Essential Housing, Arbors, Series A (RB) 5.00%, 08/01/30 (c)	3,100	3,644,347
California Community Housing Agency, Essential Housing, Aster, Series A (RB) 4.00%, 08/01/31 (c)	2,250	2,583,297
California Community Housing Agency, Essential Housing, Creekwood, Series A (RB) 4.00%, 08/01/31 (c)	9,235	10,110,917
California Community Housing Agency, Essential Housing, Glendale Properties, Series A (RB)
4.00%, 08/01/31 (c)	4,250	4,715,640
4.00%, 08/01/31 (c)	8,000	9,100,935
California Community Housing Agency, Essential Housing, Serenity at Larkspur, Series A (RB) 5.00%, 02/01/30 (c)	19,650	22,945,680
California Community Housing Agency, Essential Housing, Verdant at Green Valley, Series A (RB) 5.00%, 08/01/29 (c)	5,250	6,100,745
California Community Housing Agency, Stoneridge Apartments, Series A (RB) 4.00%, 02/01/31 (c)	6,000	6,675,992
California Community Housing Agency, Workforce Housing, Series A (RB) 5.00%, 04/01/29 (c)	6,250	7,180,842
California County Tobacco Securitization Agency, Alameda County Tobacco Asset Securitization Corp. (RB) 5.88%, 08/30/21 (c)	25	25,044
California County Tobacco Securitization Agency, Golden Gate Tobacco, Series A (RB) 5.00%, 08/16/21 (c)	15	15,008
California County Tobacco Securitization Agency, Series A (RB)
4.00%, 06/01/30 (c)	4,740	5,656,212
5.00%, 08/16/21 (c)	4,115	4,117,192
California County Tobacco Securitization Agency, Stanislaus County Tobacco, Series D (RB) 0.01%, 08/16/21 (c)	18,250	1,641,024
California Health Facilities Financing Authority, Children’s Hospital, Series A (RB)
4.00%, 08/15/27 (c)	250	282,768
4.20%, 08/15/27 (c)	500	575,216
4.25%, 11/15/22 (c)	80	83,240
5.00%, 08/15/27 (c)	460	559,268
5.00%, 08/15/27 (c)	990	1,197,013
California Health Facilities Financing Authority, Commonspirit Health, Series A (RB)
3.00%, 04/01/30 (c)	1,000	1,077,731
4.00%, 04/01/30 (c)	1,715	2,063,590
California Housing Finance Agency, Series A (RB)
3.50%, 11/20/35	995	1,186,664
4.00%, 03/20/33	976	1,161,525
California Infrastructure & Economic Development Bank (RB)
5.00%, 01/01/31 (c)	5,000	5,991,341
5.00%, 07/01/30 (c)	1,000	1,189,781
California Municipal Finance Authority, California Baptist University, Series A (RB)
5.50%, 11/01/25 (c)	500	580,590
6.12%, 11/01/23 (c)	1,000	1,116,772
California Municipal Finance Authority, CHF-Davis I, LLC - West Village Student Housing Project (RB) 5.00%, 11/15/28 (c)	500	632,519
California Municipal Finance Authority, CHF-Davis I, LLC - West Village Student Housing Project (RB) (BAM) 4.00%, 11/15/28 (c)	150	174,996
California Municipal Finance Authority, CHF-Davis II, LLC - Orchard Park Student Housing Project (RB) (BAM) 4.00%, 05/15/31 (c)	3,000	3,625,802
California Municipal Finance Authority, CHF-Davis II, LLC - Orchard Park Student Housing Project, Series A (RB) (BAM) 4.00%, 05/15/31 (c)	1,500	1,827,479
California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB)
5.00%, 07/01/27 (c)	200	245,904
5.00%, 07/01/27 (c)	250	306,995
California Municipal Finance Authority, Holy Names University (RB) 7.00%, 10/01/29 (c)	5,000	6,106,713
California Municipal Finance Authority, John Adams Academies Lincoln Project, Series A (RB)
5.00%, 10/01/27 (c)	500	556,744
5.00%, 10/01/27 (c)	500	546,726
5.00%, 10/01/27 (c)	500	549,064
California Municipal Finance Authority, Julian Charter School Project, Series A (RB) 5.62%, 03/01/25 (c)	2,900	3,029,383
California Municipal Finance Authority, LINXS APM Project, Series A (RB)
5.00%, 06/30/28 (c)	500	629,012
5.00%, 06/30/28 (c)	2,490	3,056,071
5.00%, 06/30/28 (c)	600	757,244
California Municipal Finance Authority, LINXS APM Project, Series A (RB) (AGM)
3.00%, 06/30/28 (c)	1,950	2,159,339
3.25%, 06/30/28 (c)	650	717,191
3.50%, 06/30/28 (c)	975	1,084,607
4.00%, 06/30/28 (c)	2,040	2,319,014
5.00%, 06/30/28 (c)	1,000	1,239,769
5.00%, 06/30/28 (c)	3,405	4,164,397
5.00%, 06/30/28 (c)	2,040	2,538,026
5.00%, 06/30/28 (c)	700	872,326
5.00%, 06/30/28 (c)	1,035	1,297,618
California Municipal Finance Authority, LINXS APM Project, Series B (RB) (AGM) 5.00%, 06/01/28 (c)	1,600	1,952,869
California Municipal Finance Authority, Northbay Healthcare Group, Series A (RB) 5.25%, 11/01/26 (c)	230	269,416
California Municipal Finance Authority, Palmdale Aerospace Academy, Series A (RB)
5.00%, 07/01/26 (c)	500	572,090
5.00%, 07/01/28 (c)	130	155,333
5.00%, 07/01/28 (c)	1,000	1,180,698
California Municipal Finance Authority, Rocketship Education, Series A (RB) 7.00%, 06/01/22 (c)	930	991,397
California Municipal Finance Authority, Santa Rosa Academy Project, Series A (RB) 6.00%, 07/01/22 (c)	1,500	1,560,970
California Municipal Finance Authority, UCR Dundee- Glasgow Student Housing Project (RB) (BAM) 4.00%, 11/15/28 (c)	250	288,497
California Municipal Finance Authority, United Airlines, Inc., Los Angeles International Airport Project (RB) 4.00%, 07/15/29	15,000	17,642,830
California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB)
7.00%, 07/01/22 (d) *	1,000	650,000
7.50%, 12/01/29 (c) (d) *	7,000	2,135,000
7.50%, 07/01/22 (c) (d) *	10,500	6,825,000
8.00%, 07/01/27 (c) (d) *	6,635	4,312,750
California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB) (SAW) 7.50%, 07/01/32	1,000	939,170
California Pollution Control Financing Authority, Solid Waste Disposal, Rialto Bioenergy Facility LLC Project (RB) 7.50%, 12/01/24 (c)	2,350	2,593,558
California Public Finance Authority, Enso Village Project (RB)
5.00%, 11/15/29 (c)	500	582,664
5.00%, 11/15/29 (c)	1,000	1,175,854
California Public Finance Authority, NCCD-Claremont Properties LLC, Series A (RB)
5.00%, 07/01/27 (c)	1,000	912,062
5.00%, 07/01/27	210	190,221
5.00%, 07/01/27 (c)	485	441,113
5.00%, 07/01/27 (c)	300	272,941
California School Finance Authority, Bright Star Schools Obligated Group (RB) 5.00%, 06/01/27 (c)	400	455,301
California School Finance Authority, River Springs Charter School Project, Series A (RB)
5.00%, 07/01/27 (c)	1,000	1,125,442
6.38%, 07/01/25 (c)	2,000	2,299,888
California School Finance Authority, Rocketship Education Obligated Group, Series A (RB)
5.12%, 06/01/26 (c)	250	279,662
5.25%, 06/01/26 (c)	250	280,470
California Statewide Communities Development Authority, Baptist University, Series A (RB)
3.50%, 11/01/27	2,500	2,795,684
5.00%, 11/01/27 (c)	1,000	1,193,389
6.38%, 11/01/23 (c)	1,000	1,112,820
California Statewide Communities Development Authority, College Housing (RB) 5.25%, 07/01/29 (c)	250	274,023
California Statewide Communities Development Authority, Daughters of Charity Health System, Series A (RB)
5.50%, 08/30/21 (c)	648	615,615
5.75%, 08/30/21 (c)	324	307,807
5.75%, 08/30/21 (c)	124	117,783
California Statewide Communities Development Authority, Daughters of Charity Health System, Series H (RB) 5.75%, 08/30/21 (c)	18	17,275
California Statewide Communities Development Authority, Infrastructure Program, Series B (SA) 5.00%, 09/02/28 (c)	920	1,101,390
California Statewide Communities Development Authority, Irvine East Campus Apartments (RB)
5.00%, 05/15/26 (c)	385	463,343
5.00%, 05/15/26 (c)	545	651,639
California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Series A (RB)
5.00%, 06/01/29 (c)	435	534,062
5.00%, 06/01/29 (c)	500	602,946
California Statewide Communities Development Authority, Lancer Plaza Project (RB) 5.62%, 11/01/23 (c)	75	82,484
California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB)
5.00%, 06/01/26 (c)	350	413,762
5.00%, 06/01/26 (c)	2,090	2,370,705
5.00%, 06/01/26 (c)	1,595	1,823,205
5.00%, 06/01/26 (c)	1,100	1,294,055
5.25%, 12/01/24 (c)	1,740	1,986,030
5.25%, 06/01/26 (c)	8,380	9,496,485
5.25%, 06/01/28 (c)	1,000	1,186,806
5.50%, 12/01/24 (c)	9,360	10,640,533
5.50%, 06/01/28 (c)	6,500	7,776,974
California Statewide Communities Development Authority, Provident Group Pomona Properties LLC, Series A (RB)
5.00%, 06/01/26 (c)	3,230	3,643,767
5.75%, 01/15/23 (c)	125	131,555
California Statewide Communities Development Authority, University of California, Irvine East Campus Apartments, Phase IV-A (RB) 5.00%, 05/15/27 (c)	3,170	3,819,394
California Statewide Financing Authority, Pooled Tobacco Securitization Program (RB)
0.00%, 08/16/21 (c)^	23,000	2,243,549
0.01%, 08/30/21 (c)	24,250	1,778,127
6.00%, 08/30/21 (c)	900	908,410
California Statewide Financing Authority, Pooled Tobacco Securitization Program, Series B (RB) 6.00%, 08/30/21 (c)	3,175	3,204,670
City of Dublin, Community Facilities District No. (ST)
5.00%, 09/01/26 (c)	500	583,651
5.00%, 09/01/26 (c)	500	590,608
5.00%, 09/01/26 (c)	500	585,978
5.00%, 09/01/27 (c)	1,840	2,170,621
5.00%, 09/01/27 (c)	1,150	1,373,911
City of Fontana, Community Facilities District No. 90 (ST) 4.00%, 09/01/28 (c)	500	573,087
City of Fremont, Community Facilities District No. 1 (ST) 5.00%, 09/01/25 (c)	250	282,686
City of Irvine, Community Facilities District No. 2013-3 (ST)
4.00%, 09/01/23 (c)	250	271,093
4.00%, 09/01/23 (c)	1,000	1,076,525
4.00%, 09/01/23 (c)	250	271,478
4.00%, 09/01/23 (c)	230	250,080
4.00%, 09/01/23 (c)	1,800	1,929,146
City of Irvine, Reassessment District No. 15-2 (SA) 5.00%, 09/02/25 (c)	750	860,370
City of Oroville Hospital (RB) 5.25%, 04/01/29 (c)	6,000	6,875,844
City of Rocklin, Community Facilities District No. 10 (ST) 5.00%, 09/01/25 (c)	840	953,207
City of Roseville, Fiddyment Ranch Community Facilities District No. 1 (ST)
3.75%, 09/01/27 (c)	500	554,520
5.00%, 09/01/27 (c)	135	161,894
5.00%, 09/01/27 (c)	155	186,302
City of Roseville, Westpark Community Facility District No. 1 (ST) 5.00%, 09/01/25 (c)	200	228,160
City of San Clemente, Facilities District No. 2006-1 (ST) 5.00%, 09/01/25 (c)	1,050	1,193,506
CMFA Special Finance Agency I (RB) 4.00%, 04/01/31 (c)	6,000	6,547,160
Compton Public Finance Authority (RB)
4.00%, 09/01/24 (c)	1,000	1,076,164
4.50%, 09/01/24 (c)	1,585	1,709,586
CSCDA Community Improvement Authority, Atlanta- Glendale, Series A-1 (RB) 3.50%, 10/01/31 (c)	1,000	1,081,748
CSCDA Community Improvement Authority, Atlanta- Glendale, Series A-2 (RB) 4.00%, 10/01/31 (c)	7,000	7,816,948
CSCDA Community Improvement Authority, City Anaheim, Series A (RB) 5.00%, 01/01/31 (c)	11,800	14,063,564
CSCDA Community Improvement Authority, Jefferson- Anaheim, Series A-1 (RB) 2.88%, 08/01/31 (c)	1,000	1,048,342
CSCDA Community Improvement Authority, Jefferson- Anaheim, Series A-2 (RB) 3.12%, 08/01/31 (c)	7,000	7,197,128
CSCDA Community Improvement Authority, Moda at Monrovia Station, Series A-2 (RB) 4.00%, 10/01/31 (c)	7,075	7,794,765
CSCDA Community Improvement Authority, Oceanaire-Long Beach, Series A-2 (RB) 4.00%, 09/01/31 (c)	2,000	2,235,515
CSCDA Community Improvement Authority, Parallel- Anaheim, Series A (RB) 4.00%, 08/01/31 (c)	3,450	3,863,029
CSCDA Community Improvement Authority, Pasadena Portfolio, Series A (RB)
2.65%, 12/01/31 (c)	2,000	2,086,476
3.00%, 12/01/31 (c)	2,000	2,084,256
CSCDA Community Improvement Authority, The Link Glendale, Series A-2 (RB) 4.00%, 07/01/31 (c)	7,100	7,719,919
CSCDA Community Improvement Authority, Union South Bay, Series A-1 (RB) 3.10%, 07/01/31 (c)	1,000	1,019,693
CSCDA Community Improvement Authority, Union South Bay, Series A-2 (RB) 4.00%, 07/01/31 (c)	10,250	11,242,398
El Centro Financing Authority Hospital, Regional Medical Center Project (RB) 5.50%, 07/01/26 (c)	5,085	5,671,363
Elk Grove Finance Authority (ST) 5.00%, 09/01/26 (c)	1,300	1,519,407
Folsom Ranch Financing Authority (ST)
5.00%, 09/01/27 (c)	1,000	1,177,169
5.00%, 09/01/27 (c)	1,100	1,326,720
5.00%, 09/01/27 (c)	2,000	2,388,132
Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series A (RB)
4.00%, 01/15/31 (c)	1,045	1,252,107
4.00%, 01/15/31 (c)	2,650	3,175,201
5.75%, 01/15/24 (c)	1,000	1,139,016
6.00%, 01/15/24 (c)	2,860	3,272,802
Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-1 (RB)
3.95%, 07/15/27 (c)	100	113,490
6.00%, 01/15/24 (c)	1,115	1,275,935
Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-2 (RB) 3.50%, 07/15/29 (c)	475	538,838
Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-3 (RB) 5.50%, 01/15/23 (c) (p)	6,525	6,834,074
Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series C (RB) 6.50%, 01/15/24 (c)	1,000	1,141,956
Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1 (RB)
3.50%, 06/01/22 (c)	1,120	1,140,674
5.00%, 06/01/27	2,585	3,226,950
5.00%, 06/01/27 (c)	3,000	3,716,014
5.00%, 06/01/28 (c)	5,000	6,282,348
5.25%, 06/01/22 (c)	3,815	3,950,211
Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-2 (RB)
5.00%, 06/01/22 (c)	12,750	13,164,891
5.30%, 06/01/22 (c)	14,585	15,142,481
Golden State Tobacco Securitization Corp., Tobacco Settlement, Series B (RB) 0.01%, 08/16/21 (c)	40,470	9,106,163
Hastings Campus Housing Finance Authority, Series A (RB)
5.00%, 07/01/30 (c)	4,350	5,309,784
5.00%, 07/01/30 (c)	3,000	3,609,019
Independent Cities Finance Authority, Mobil Home Park, Series A (RB) 3.75%, 10/15/26 (c)	250	261,658
Inland Empire Tobacco Securitization Authority, Series C-2 (RB) 0.00%, 08/16/21 (c) ^	9,410	1,695,084
Inland Empire Tobacco Securitization Authority, Series D (RB) 0.00%, 08/16/21 (c) ^	51,150	4,348,384
Inland Empire Tobacco Securitization Authority, Series E (RB) 0.00%, 08/16/21 (c) ^	25,000	1,712,307
Inland Empire Tobacco Securitization Authority, Series F (RB) 0.01%, 08/16/21 (c)	50,500	3,038,459
Irvine Unified School District Community Facilities District No. 09-1, Series D (ST) 5.00%, 09/01/27 (c)	1,000	1,190,638
Lake Elsinore Public Financing Authority, Local Agency (ST) 5.00%, 09/01/25 (c)	405	460,008
Lincoln Public Financing Authority, Twelve Bridges, Series B (SA) 6.00%, 09/02/21 (c)	47	47,204
MSR Energy Authority, Series A (RB)
6.12%, 11/01/29	505	644,489
6.50%, 11/01/39	1,575	2,632,465
7.00%, 11/01/34	1,500	2,386,567
Orange County Community Facilities District No. 1, Series A (ST)
4.25%, 08/15/25 (c)	975	1,067,808
5.25%, 08/15/25 (c)	455	519,480
Palomar Health (RB) 5.00%, 11/01/26 (c)	250	297,983
Palomar Pomerado Health, Series A (GO) (NATL) 0.00%, 08/01/25 ^	125	120,888
Perris Union High School District Financing Authority (ST) 5.00%, 03/01/25 (c)	1,000	1,119,897
Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/25 (c)	750	864,708
Rancho Cordova Community Facilities District No. (ST) 4.00%, 09/01/26 (c)	180	199,477
River Islands Public Financing Authority, Community Facilities District No. 2003-1, Series A-1 (ST)
5.00%, 09/01/26 (c)	500	579,198
5.00%, 09/01/26 (c)	500	571,707
5.50%, 09/01/22 (c)	3,000	3,162,518
River Islands Public Financing Authority, Community Facilities District No. 2003-1, Series A-1 (ST) (AGM) 5.00%, 09/01/26 (c)	500	574,018
River Islands Public Financing Authority, Phase 2 Public Improvements (ST)
4.00%, 09/01/26 (c)	1,000	1,092,048
5.00%, 09/01/26 (c)	750	866,165
Romoland School District No. 2004-1 (ST) 5.00%, 09/01/25 (c)	500	577,229
Sacramento County, Community Facilities District No. 2005-2 (ST)
5.00%, 09/01/26 (c)	345	401,991
5.00%, 09/01/26 (c)	495	572,908
San Buenaventura, Community Memorial Health System (RB) 7.50%, 12/01/21 (c)	3,120	3,194,897
San Diego County, Area No. 2, Series A (ST) 4.00%, 09/01/26 (c)	635	706,113
San Diego County, Area No. 2, Series A (ST) (SAW) 4.00%, 09/01/26 (c)	665	741,869
San Jacinto Unified School District Financing Authority (ST) 5.00%, 09/01/26 (c)	300	351,468
San Joaquin Hills Transportation Corridor Agency, Junior Lien Toll Road, Series A (RB)
5.00%, 01/15/25 (c)	2,300	2,620,887
5.00%, 01/15/25 (c)	3,780	4,256,203
5.00%, 01/15/25 (c)	1,750	1,980,601
5.00%, 01/15/25 (c)	500	576,223
San Joaquin Hills Transportation Corridor Agency, Junior Lien Toll Road, Series A (RB) (NATL)
0.00%, 01/15/32 ^	145	119,127
0.00%, 01/15/36 ^	105	76,593
San Joaquin Hills Transportation Corridor Agency, Junior Lien Toll Road, Series B (RB) 5.25%, 01/15/25 (c)	200	225,667
San Mateo Union High School District, Series A (GO) (NATL) 5.00%, 09/01/23 (c)	1,815	1,998,387
Saugus Hart School Facilities Financing Authority, Community Facilities District No. 2006-1 (ST)
5.00%, 03/01/26 (c)	500	573,501
5.00%, 03/01/26 (c)	500	570,501
Silicon Valley Tobacco Securitization Authority, Series A (RB) 0.00%, 08/30/21 (c) ^	9,000	3,956,457
Silicon Valley Tobacco Securitization Authority, Series C (RB) 0.01%, 08/16/21 (c)	8,015	924,409
South California Tobacco Securitization Authority, Series C (RB) 0.00%, 08/16/21 (c) ^	18,050	3,778,721
Thousand Oaks, California Community Facilities, District No. 1994-1 (ST) 5.38%, 09/01/22 (c)	1,035	1,076,745
Tobacco Securitization Authority of Northern California, Series A (RB) 4.00%, 12/01/30 (c)	2,250	2,718,996
Tobacco Securitization Authority of Southern California, Series B (RB)
0.00%, 08/16/21 (c) ^	10,485	2,276,035
4.00%, 12/01/30 (c)	815	973,717
Tobacco Securitization Authority of Southern California, Series D (RB) 0.00%, 08/16/21 (c) ^	16,440	2,909,308
Transbay Joint Powers Authority, Tax Allocation, Series B (TA) 2.40%, 04/01/30 (c)	6,500	6,798,331
Tustin Community Facilities District, Series A (ST)
5.00%, 09/01/25 (c)	100	114,050
5.00%, 09/01/25 (c)	100	113,424
Val Verde Unified School District (ST) 5.00%, 03/01/25 (c)	750	844,377
Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST)
4.00%, 09/01/21 (d) *	850	552,500
5.30%, 09/01/22 (c) (d) *	530	344,500
William S. Hart Union High School District No. (ST) 5.00%, 09/01/26 (c)	445	512,485
		542,603,839
Colorado: 3.6%
Arista Metropolitan District in the City and County of Broomfield, Series A (GO)
5.00%, 12/01/23 (c)	500	541,925
5.12%, 12/01/23 (c)	750	809,767
Arkansas River Power Authority, Power Supply System, Series A (RB) 5.00%, 10/01/28 (c)	2,010	2,405,861
Aviation Station North Metropolitan District No. 2, Series A (GO) 5.00%, 09/01/24 (c)	1,000	1,081,727
Base Village Metropolitan District No. 2, Series A (GO) 5.75%, 12/01/21 (c)	1,000	1,039,083
Brighton Crossing Metropolitan District No. 6, Series A (GO)
5.00%, 12/01/25 (c)	1,000	1,109,541
5.00%, 12/01/25 (c)	500	564,647
5.00%, 12/01/25 (c)	500	559,900
Broadway Station Metropolitan District No. 3, Series A (GO)
5.00%, 06/01/24 (c)	1,250	1,383,229
5.00%, 06/01/24 (c)	3,500	3,856,648
Canyon Pines Metropolitan District, Colorado Special Improvement District No. 1, Series A (SA) 3.75%, 09/01/26 (c)	1,000	979,729
Centerra Metropolitan District No. 1 (TA)
5.00%, 12/01/22 (c)	500	527,868
5.00%, 12/01/22 (c)	500	532,471
5.00%, 12/01/22 (c)	500	529,696
City and County of Denver, United Airlines, Inc. Project (RB) 5.00%, 10/01/23 (c)	5,195	5,553,466
City of Fruita, Colorado Healthcare Canyons Hospital and Medical Center, Series B (RB) 5.50%, 01/01/28 (c)	4,250	4,663,123
City of Lakewood, Colorado Plaza Metropolitan District No. 1 (TA) 5.00%, 12/01/22 (c)	1,035	1,065,544
Colorado Educational and Cultural Facilities Authority, Loveland Classical Schools Project, Thompson School District R2-J (RB) 5.00%, 07/01/26 (c)	1,000	1,100,749
Colorado Educational and Cultural Facilities Authority, Rocky Mountain Classical Academy Project (RB) 5.00%, 10/01/27 (c)	500	560,631
Colorado Health Facilities Authority, Capella of Grand Junction Project (RB) 5.00%, 12/01/26 (c)	2,000	2,064,483
Colorado Health Facilities Authority, Catholic Health Initiatives, Series A-1 (RB) 5.25%, 01/01/23 (c)	1,000	1,071,714
Colorado Health Facilities Authority, Christian Living Neighborhoods Project (RB) 5.00%, 01/01/26 (c)	500	572,616
Colorado Health Facilities Authority, CommonSpirit Health, Series A-1 (RB)
4.00%, 08/01/29 (c)	1,400	1,634,375
4.00%, 08/01/29 (c)	1,100	1,302,566
4.00%, 08/01/29 (c)	3,120	3,678,674
4.00%, 08/01/29 (c)	1,270	1,500,707
5.00%, 08/01/29	1,000	1,308,782
Colorado Health Facilities Authority, CommonSpirit Health, Series A-2 (RB)
3.25%, 08/01/29 (c)	1,315	1,425,300
4.00%, 08/01/29 (c)	7,000	8,128,006
5.00%, 08/01/29 (c)	2,420	3,035,737
Colorado Health Facilities Authority, Health and Residential, Volunteers of America Care Facilities (RB) 5.30%, 08/30/21 (c)	1,160	1,160,030
Colorado Health Facilities Authority, Ralston Creek at Arvada Project, Series A (RB)
5.75%, 11/01/25 (c)	2,900	2,742,340
6.00%, 11/01/25 (c)	3,835	3,713,801
Colorado Health Facilities Authority, Sunny Vista Living Center Project, Series A (RB)
6.12%, 12/01/25 (c)	2,650	2,882,551
6.25%, 12/01/25 (c)	2,000	2,183,694
Colorado High Performance Transportation Enterprise (RB)
5.00%, 12/31/24 (c)	350	401,368
5.00%, 12/31/24 (c)	250	286,235
Colorado International Center, Metropolitan District No. 14 (GO) 5.88%, 12/01/23 (c)	2,500	2,718,677
Creekwalk Marketplace Business Improvement District, Series A (RB)
5.50%, 12/01/26 (c)	500	563,628
5.75%, 12/01/26 (c)	500	563,396
Crowfoot Valley Ranch Metropolitan District No. 2, Series A (GO)
5.62%, 12/01/23 (c)	1,000	1,092,126
5.75%, 12/01/23 (c)	1,500	1,632,499
Dominion Water and Sanitation District (RB)
5.25%, 12/01/21 (c)	895	926,167
5.75%, 12/01/21 (c)	3,500	3,619,436
6.00%, 12/01/21 (c)	452	467,361
Elbert and Highway 86 Commercial Metropolitan District (GO) 5.00%, 06/01/26 (c)	1,000	1,092,782
Fountain Urban Renewal Authority, South Academy Highlands Project, Series A (TA)
4.50%, 11/01/25 (c)	890	925,135
5.25%, 11/01/25 (c)	2,345	2,498,757
5.50%, 11/01/25 (c)	1,865	2,000,175
Green Valley Ranch East Metropolitan District No. 6, Series A (GO) 5.88%, 09/01/25 (c)	1,000	1,115,930
Independence Metropolitan District No. 3, Series A (GO) 6.25%, 06/01/24 (c)	1,000	1,085,987
Jefferson Center Metropolitan District No. 1, Series A-2 (RB) 4.38%, 12/01/23 (c)	1,000	1,070,231
Kinston Metropolitan District No. 5 (GO) 5.12%, 12/01/25 (c)	1,000	1,121,589
Lambertson Farms Metropolitan District No. 1 (GO)
5.75%, 12/15/23 (c)	500	445,717
6.00%, 12/15/23 (c)	500	454,071
Loretto Heights Community Authority (RB) 4.88%, 06/01/26 (c)	1,000	1,041,619
Mirabelle Metropolitan District No. 2, Series A (GO) 5.00%, 03/01/25 (c)	700	768,362
Mirabelle Metropolitan District No. 2, Series A (GO) (SAW) 5.00%, 03/01/25 (c)	1,000	1,088,577
North Range Metropolitan District No. 3 (GO)
5.00%, 12/01/25 (c)	2,000	2,235,681
5.25%, 12/01/25 (c)	1,500	1,677,479
Painted Prairie Public Improvement Authority (RB)
5.00%, 12/01/24 (c)	1,000	1,104,550
5.00%, 12/01/24 (c)	1,500	1,643,096
Peak Metropolitan District No. 1 (GO) 5.00%, 03/01/26 (c)	1,000	1,107,468
Pueblo Urban Renewal Authority, Series A (TA) 4.75%, 12/01/30 (c)	4,030	4,663,379
Raindance Metropolitan District No. 2 (GO) 5.00%, 12/01/24 (c)	880	960,577
Regional Transportation District, Denver Transit Partners Eagle P3 Project, Series B (RB) 4.00%, 07/15/40	615	837,394
Reunion Metropolitan District, Adams County, Series A (RB) 3.62%, 06/01/26 (c)	1,000	1,006,072
Rocky Mountain Rail Park Metropolitan District, Series A (GO)
5.00%, 03/01/26 (c)	8,850	9,649,231
5.00%, 03/01/26 (c)	2,000	2,198,212
Southglenn Metropolitan District (GO) 5.00%, 12/01/21 (c)	1,000	1,036,082
Southlands Metropolitan District No. 1, Series A-1 (GO) 5.00%, 12/01/27 (c)	500	570,209
STC Metropolitan District No. 2, Series A (GO)
4.00%, 12/01/24 (c)	1,000	1,091,120
5.00%, 12/01/24 (c)	1,000	1,092,707
5.00%, 12/01/24 (c)	2,000	2,202,981
Sterling Ranch Community Authority Board, Colorado Limited Tax, Series A (RB)
5.00%, 12/01/22 (c)	500	531,476
5.00%, 12/01/22 (c)	5,000	5,298,302
5.00%, 12/01/22 (c)	1,000	1,067,085
Sterling Ranch Community Authority Board, Series 2020A (RB) 4.25%, 12/01/25 (c)	1,000	1,122,737
The Village Metropolitan District in the Town of Avon Eagle County (GO) 5.00%, 12/01/25 (c)	1,250	1,422,759
Transport Metropolitan District No. 3 (GO)
5.00%, 03/01/26 (c)	2,000	2,245,587
5.00%, 03/01/26 (c)	500	567,599
Velocity Metropolitan District No. 3 (GO)
5.12%, 12/01/23 (c)	500	544,886
5.38%, 12/01/23 (c)	500	545,343
5.50%, 12/01/23 (c)	1,500	1,632,423
Verve Metropolitan District No. 1 (GO) 5.00%, 03/01/26 (c)	1,000	1,104,269
Westerly Metropolitan District No. 4 (GO) 5.00%, 03/01/26 (c)	1,000	1,104,728
		144,514,238
Connecticut: 0.6%
Bridgeport Housing Authority, Energy Performance Equipment (RB) 5.60%, 08/10/21 (c)	630	630,116
Connecticut Airport Authority, Ground Transportation Center Project, Series A (RB) (AMBAC) 4.00%, 07/01/29 (c)	2,000	2,290,592
Connecticut State Health and Educational Facilities Authority, Church Home of Harford, Series A (RB)
5.00%, 09/01/26 (c)	3,000	3,364,637
5.00%, 09/01/26 (c)	2,500	2,812,768
Connecticut State Health and Educational Facilities Authority, Mary Wade Home Issue, Series A-1 (RB) 5.00%, 10/01/24 (c)	3,000	3,322,743
Connecticut State Health and Educational Facilities Authority, McLean Issue, Series A (RB) 5.00%, 01/01/26 (c)	2,000	2,242,512
Connecticut State Health and Educational Facilities Authority, Stamford Hospital, Series J (RB)
4.25%, 07/01/22 (c)	935	961,911
4.50%, 07/01/22 (c)	655	673,778
5.00%, 07/01/22 (c)	100	103,783
5.00%, 07/01/22 (c)	380	394,654
5.00%, 07/01/22 (c)	470	487,327
Connecticut State Health and Educational Facilities Authority, University of Hartford, Series N (RB) 4.00%, 07/01/29 (c)	250	281,982
Connecticut State Health and Educational Facilities Authority, University of Hartford, Series N (RB) (SD CRED PROG) 4.00%, 07/01/29 (c)	250	280,874
Hartford Stadium Authority, Series A (RB) 4.00%, 02/01/25 (c)	1,040	919,833
Mohegan Tribe of Indians of Connecticut, Gaming Authority, Series C (RB)
5.75%, 02/01/24	250	272,302
6.25%, 02/01/26 (c)	1,000	1,162,177
Town of Hamden, Whitney Center Project (RB)
5.00%, 01/01/26 (c)	500	548,904
5.00%, 01/01/26 (c)	2,720	2,960,062
		23,710,955
Delaware: 0.0%
Delaware Economic Development Authority, Aspira Chapter School, Series A (RB)
5.00%, 06/01/26 (c)	250	282,132
5.00%, 06/01/26 (c)	1,000	1,111,554
		1,393,686
District of Columbia: 1.1%
District of Columbia Tobacco Settlement Financing Corp. (RB)
0.01%, 08/30/21 (c)	29,055	6,290,181
6.50%, 05/15/33	24	26,784
District of Columbia, Ingleside at Rock Creek Project, Series A (RB)
5.00%, 07/01/24 (c)	1,180	1,277,749
5.00%, 07/01/24 (c)	250	273,519
District of Columbia, Latin American Montessori Bilingual Public Charter School Issue (RB)
5.00%, 06/01/30 (c)	2,500	2,990,054
5.00%, 06/01/30 (c)	500	607,729
District of Columbia, Provident Group - Howard Properties, LLC Issue (RB) 5.00%, 10/01/22 (c)	395	412,578
District of Columbia, RocketShip Education DC Public Charter School Inc., Series A (RB) 5.00%, 06/01/29 (c)	1,000	1,188,404
Metropolitan Washington Airports Authority System, Series A (RB)
5.00%, 10/01/26	1,000	1,222,410
5.00%, 10/01/27	1,000	1,255,704
5.00%, 10/01/28	1,000	1,284,374
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series A (RB)
0.01%, 10/01/37	13,825	8,595,069
5.00%, 04/01/22 (c)	1,895	1,949,321
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series B (RB)
0.00%, 10/01/37 ^	5,520	4,012,976
4.00%, 10/01/29 (c)	7,750	9,130,522
4.00%, 10/01/29 (c)	250	300,494
6.50%, 10/01/28 (c)	245	334,707
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series B (RB) (SAW) 4.00%, 10/01/29 (c)	1,675	1,953,990
		43,106,565
Florida: 5.4%
Alachua County, Health Facilities Authority, East Ridge Retirement Village, Inc. (RB) 6.00%, 11/15/24 (c)	805	815,898
Alachua County, Health Facilities Authority, Oak Hammock at the University of Florida Project, Series A (RB) 8.00%, 10/01/22 (c)	300	323,600
Cape Coral Health Facilities Authority, Gulf Care, Inc. Project (RB) 6.00%, 07/01/25 (c)	295	318,369
Capital Trust Agency, Education Growth Fund, Series A-1 (RB) 5.00%, 07/01/31 (c)	5,500	6,567,002
Capital Trust Agency, Educational Facilities, Franklin Academy Projects (RB) 5.00%, 07/15/26 (c)	250	280,107
Capital Trust Agency, Educational Facilities, Franklin Academy Projects (RB) (SD CRED PROG) 5.00%, 07/15/26 (c)	500	555,272
Capital Trust Agency, Educational Facilities, Pineapple Cove Classical Academy, Inc., Series A (RB)
4.50%, 01/01/29 (c)	500	552,106
5.12%, 01/01/29 (c)	500	574,059
5.25%, 01/01/29 (c)	500	568,905
5.38%, 01/01/29 (c)	500	571,232
Capital Trust Agency, Educational Facilities, Renaissance Charter School, Inc., Series A (RB)
4.38%, 06/15/27	390	416,938
5.25%, 06/15/27 (c)	500	563,330
Capital Trust Agency, Educational Growth Fund, LLC Charter School Portfolio Projects, Series B (RB) 0.00%, 07/01/61 ^	6,000	746,665
Capital Trust Agency, First Mortgage, American Eagle Portfolio Project, Series B (RB) 6.00%, 07/01/25 (c)	1,000	275,000
Capital Trust Agency, Senior Living Facilities, Elim Senior Housing, Inc. (RB) (AMBAC) 7.50%, 08/20/21 (c) (d) *	1,000	230,000
Capital Trust Agency, University Bridge, LLC Student Housing Project, Series A (RB)
4.00%, 12/01/28	2,200	2,466,142
5.25%, 12/01/28 (c)	3,700	4,366,448
5.25%, 12/01/28 (c)	4,500	5,376,961
Capital Trust Agency, Wonderful Foundations Charter Schools Portfolio Projects, Series A (RB)
5.00%, 01/01/31 (c)	1,850	2,196,417
5.00%, 07/01/30 (c)	2,250	2,653,481
Capital Trust Agency, Wonderful Foundations Charter Schools Portfolio Projects, Series B (RB) 0.01%, 01/01/60	5,500	574,167
City of Jacksonville, Educational Facilities, Series B (RB) 5.00%, 06/01/28 (c)	750	892,911
City of Orlando, Florida Senior Tourist Development, Series A (RB) (AGM)
5.00%, 11/01/27 (c)	500	618,621
5.00%, 11/01/27	500	636,552
City of Tallahassee, Health Facilities Authority, Memorial Healthcare, Inc. Project (RB)
4.00%, 06/01/25 (c)	230	252,558
5.00%, 06/01/25 (c)	300	339,305
5.00%, 06/01/25 (c)	460	522,429
Collier County Industrial Development Authority, Arlington of Naples Project, Series A (RB)
7.00%, 05/15/24 (d) *	590	401,200
8.12%, 05/15/24 (c) (d) *	460	312,800
Escambia County Health Facilities Authority, Baptist Health Care Corp. Obligated Group, Series A (RB) 4.00%, 02/15/30 (c)	550	640,727
Escambia County Health Facilities Authority, Baptist Health Care Corp. Obligated Group, Series A (RB) (SAW) 4.00%, 02/15/30 (c)	2,020	2,363,608
Florida Development Finance Corp., Brightline Passenger Rail Project, Series B (RB) 7.38%, 01/01/24 (c)	23,750	26,242,814
Florida Development Finance Corp., Florida Charter Foundation, Inc., Series A (RB) 6.12%, 06/15/27 (c)	1,000	1,090,437
Florida Development Finance Corp., Mayflower Retirement Community Project, Series A (RB) 4.00%, 06/01/28 (c)	1,000	1,125,602
Florida Development Finance Corp., Miami Arts Charter School Project, Series A (RB) 5.62%, 06/15/24 (c)	360	353,147
Florida Development Finance Corp., Renaissance Charter School, Inc. Project, Series A (RB)
5.75%, 06/15/24 (c)	1,000	1,099,243
6.00%, 06/15/25 (c)	500	573,245
6.12%, 06/15/22 (c)	3,000	3,088,086
6.12%, 06/15/25 (c)	685	777,928
Florida Development Finance Corp., Renaissance Charter School, Inc. Project, Series C (RB) 5.00%, 09/15/27 (c)	1,000	1,136,703
Florida Development Finance Corp., The Glenridge on Palmer Ranch Project (RB)
5.00%, 06/01/28 (c)	1,000	1,161,320
5.00%, 06/01/28 (c)	425	503,540
Florida Development Finance Corp., The Mayl Ower Retirement Community Project, Series A (RB) 5.25%, 06/01/27 (c)	1,000	1,190,517
Florida Development Finance Corp., Virgin Trains USA Passenger Rail Project, Series A (RB)
6.25%, 01/01/24 (c) (p)	15,000	15,433,842
6.38%, 01/01/26 (c) (p)	18,195	18,888,861
6.50%, 01/01/29 (c) (p)	29,125	30,154,976
Florida Higher Educational Facilities Financial Authority, Jacksonville University Project, Series A-1 (RB)
4.50%, 06/01/28 (c)	2,710	3,247,953
5.00%, 06/01/28 (c)	750	895,551
FRERC Community Development District (SA) (AGM)
5.38%, 11/01/29 (c)	1,500	1,635,322
5.50%, 11/01/29 (c)	2,450	2,677,669
Hillsborough County Industrial Development Authority, Tampa General Hospital Project, Series A (RB)
3.50%, 02/01/31 (c)	965	1,075,777
4.00%, 02/01/31 (c)	7,500	8,972,359
Lake County, Florida Retirement Facility, Lakeside at Waterman Village Project, Series A (RB) 5.75%, 08/15/27 (c)	2,000	2,293,852
Lake County, Florida Retirement Facility, Lakeside at Waterman Village Project, Series B (RB) 4.25%, 05/15/22 (c)	3,500	3,557,791
Lake County, Village Veranda at Lady Lake Project, Series A-1 (RB) 7.12%, 01/01/27 (c)	2,700	2,572,943
Lee County Industrial Development Authority, Community Charter Schools, LLC Projects, Series A (RB) 5.75%, 06/15/22 (c)	500	511,223
Lee County Industrial Development Authority, The Preserve Project, Series A (RB) 5.75%, 12/01/22 (c)	1,000	1,049,595
Miami Beach Health Facilities Authority, Mount Sinai Medical Center (RB) 5.00%, 11/15/24 (c)	380	423,424
Miami World Center Community Development District (SA)
5.12%, 11/01/27 (c)	750	875,886
5.25%, 11/01/27 (c)	250	290,608
Miami-Dade County Industrial Development Authority, NCCD-Biscayne Properties LLC Project, Series A (RB)
5.00%, 06/01/25 (c)	665	708,514
5.00%, 06/01/25 (c)	1,000	1,052,520
5.00%, 06/01/25 (c)	1,390	1,452,862
Mid-Bay Bridge Authority, First Senior Lien, Series A (RB)
5.00%, 10/01/25 (c)	500	574,356
5.00%, 10/01/25 (c)	500	570,771
Mid-Bay Bridge Authority, Second Senior Lien, Series C (RB) 5.00%, 10/01/25 (c)	1,000	1,132,886
Midtown Miami Community Development District, Infrastructure Project, Series B (SA) 4.25%, 05/01/23 (c)	345	360,645
Midtown Miami Community Development District, Parking Garage Project, Series A (SA)
4.25%, 05/01/23 (c)	1,035	1,081,935
5.00%, 05/01/23 (c)	1,480	1,542,551
North Broward Hospital District, Series B (RB) 5.00%, 01/01/28 (c)	155	188,272
Northern Palm Beach County Improvement District, Unit of Development No. 2C (RB)
5.00%, 08/01/27 (c)	200	228,028
5.00%, 08/01/27 (c)	200	231,410
Palm Beach County Health Facilities Authority, Lifespace Communities, Inc., Series B (RB) (AGM) 5.00%, 11/15/26 (c)	1,000	1,177,236
Palm Beach County Health Facilities Authority, Sinai Residences of Boca Raton Project, Series A (RB) 7.50%, 06/01/22 (c)	310	329,934
Palm Beach County Health Facilities Authority, Sinai Residences of Boca Raton Project, Series B (RB) 2.62%, 06/01/25	525	542,522
Palm Beach County, Lynn University Housing Project, Series A (RB) 5.00%, 06/01/31 (c)	3,670	4,443,602
Palm Beach County, Palm Beach Atlantic University Housing Project, Series A (RB)
5.00%, 04/01/29 (c)	1,000	1,174,812
5.00%, 04/01/29 (c)	2,500	2,886,096
Palm Cost Park Community Development District (SA) 5.70%, 08/30/21 (c)	180	180,248
Seminole County Industrial Development Authority, Retirement Facility, Legacy Pointe at UCF Project, Series A (RB)
5.25%, 11/15/26 (c)	2,000	2,242,209
5.50%, 11/15/26 (c)	500	561,357
5.75%, 11/15/26 (c)	1,000	1,129,466
Seminole County Industrial Development Authority, Retirement Facility, Legacy Pointe at UCF Project, Series B-1 (RB) 4.25%, 05/15/22 (c)	3,600	3,643,399
Sumter County, Florida Village Community Development District No. 9 (SA) 5.50%, 05/01/22 (c)	765	784,201
Village Community Development District No. 12 (SA)
3.25%, 05/01/26	245	258,735
3.62%, 05/01/26 (c)	2,385	2,587,294
3.88%, 05/01/26 (c)	2,435	2,606,267
4.25%, 05/01/28 (c)	950	1,068,252
Village Community Development District No. 12 (SA) (SAW) 4.38%, 05/01/28 (c)	1,190	1,337,872
Village Community Development District No. 13 (SA)
3.00%, 05/01/29	745	802,963
3.38%, 05/01/29 (c)	995	1,090,994
3.55%, 05/01/29 (c)	2,865	3,126,219
Village Community Development District No. 13 (SA) (SBG) 3.70%, 05/01/29 (c)	4,700	5,079,305
		217,050,757
Georgia: 1.7%
Atlanta Development Authorities Senior Health Care Facilities, Proton Treatment Center Project, Series A-1 (RB)
6.50%, 01/01/28 (c)	2,250	1,698,984
6.75%, 01/01/28 (c)	2,000	1,509,610
7.00%, 01/01/28 (c)	6,000	4,528,636
Burke County Development Authority, Series C (RB) (SAW) 4.12%, 02/01/28 (c)	1,000	1,139,462
Burke County Development Authority, Series D (RB) 4.12%, 02/01/28 (c)	720	820,413
Cobb County Development Authority, Provident Village at Creekside Project, Series A (RB)
6.00%, 07/01/23 (c) (d) *	1,000	700,000
6.00%, 07/01/23 (c) (d) *	1,000	700,000
DeKalb County Housing Authority, Baptist Retirement Communities of Georgia, Inc. and Clairmont Crest, Inc., Series A (RB) 5.00%, 01/01/29 (c)	1,000	909,925
Floyd County Development Authority, The Spires at Berry College Project, Series A (RB)
5.75%, 12/01/24 (c)	1,500	1,509,774
6.25%, 12/01/24 (c)	4,000	4,024,565
6.50%, 12/01/24 (c)	1,000	1,012,074
Floyd County Development Authority, The Spires at Berry College Project, Series A (RB) (SBG) 5.50%, 12/01/24 (c)	1,250	1,262,745
Fulton County Residential Care Facilities for the Elderly Authority, Canterbury Court Project, Series A (RB) (SD CRED PROG)
5.00%, 04/01/26 (c)	500	539,989
5.00%, 04/01/26 (c)	500	542,017
Gainesville & Hall County Development Authority (RB) (BAM) 5.00%, 03/01/27 (c)	700	716,724
George L Smith II Congress Center Authority (RB)
2.38%, 01/01/31	1,625	1,745,488
4.00%, 01/01/31 (c)	3,000	3,504,933
4.00%, 01/01/31 (c)	2,350	2,810,303
5.00%, 01/01/31 (c)	7,530	9,102,305
Georgia Local Government (CP) (NATL) 4.75%, 06/01/28	416	470,400
Georgia State Road and Tollway Authority, Series A (RB) (ST) 4.00%, 07/15/31 (c)	10,000	12,652,534
Macon-Bibb County Urban Development Authority, Academy for Classical Education, Inc., Series A (RB)
5.75%, 06/15/27 (c)	250	294,370
6.00%, 06/15/27 (c)	1,000	1,171,979
Marietta Development Authority, Life University, Inc. Project, Series A (RB)
5.00%, 11/01/27 (c)	1,000	1,117,298
5.00%, 11/01/27 (c)	2,750	3,122,955
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4, Series A (RB) 5.00%, 07/01/25 (c)	375	430,889
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4, Series B (RB) 5.00%, 07/01/28 (c)	1,000	1,221,862
Oconee County Industrial Development Authority, Series A-1 (RB) 6.25%, 12/01/25 (c)	1,000	1,030,664
Oconee County Industrial Development Authority, Series A-3 (RB) 5.50%, 12/01/21 (c)	500	500,388
Rockdale County Development Authority, Pratt Paper LLC Project (RB) 4.00%, 01/01/28 (c)	3,850	4,426,033
White County Development Authority, Truett McConnell University Project, Series A (RB)
5.12%, 10/01/26 (c)	500	539,665
5.25%, 10/01/26 (c)	500	536,286
		66,293,270
Guam: 0.4%
A. B. Won Pat International Airport Authority, Series C (RB) 6.25%, 10/01/23 (c)	200	218,724
Guam Government, Business Privilege Tax, Series A (RB)
5.00%, 01/01/22 (c)	500	509,773
5.12%, 01/01/22 (c)	1,390	1,417,881
Guam Government, Business Privilege Tax, Series B (RB)
5.00%, 01/01/22 (c)	330	336,450
5.00%, 01/01/22 (c)	1,280	1,305,018
Guam Government, Business Privilege Tax, Series D (RB)
4.00%, 11/15/25 (c)	600	656,388
5.00%, 11/15/25 (c)	585	669,244
5.00%, 11/15/25 (c)	500	576,194
5.00%, 11/15/25 (c)	1,100	1,264,562
Guam Government, Department of Education, John F. Kennedy High School Refunding and Energy Efficiency Project, Series A (CP)
4.25%, 02/01/30	500	567,478
5.00%, 02/01/30 (c)	500	578,160
Guam Government, Hotel Occupancy Tax, Series A (RB) 5.00%, 11/01/30	500	648,219
Guam Government, Limited Obligation, Series A (RB) 5.00%, 12/01/26 (c)	620	720,390
Guam Government, Waterworks Authority, Water and Wastewater System (RB)
5.00%, 07/01/26 (c)	1,375	1,565,719
5.25%, 07/01/23 (c)	550	601,952
5.50%, 07/01/23 (c)	1,000	1,099,219
Guam Government, Waterworks Authority, Water and Wastewater System, Series A (RB) 5.00%, 07/01/30 (c)	3,205	3,972,298
Guam Power Authority, Series A (RB)
5.00%, 10/01/22 (c)	345	361,127
5.00%, 10/01/27 (c)	500	581,502
		17,650,298
Hawaii: 0.1%
Kuakini, Hawaii Health System, Series A (RB) 6.38%, 08/30/21 (c)	1,775	1,774,941
State of Hawaii, Department of Budget and Finance, Series A (RB)
6.25%, 07/01/23 (c)	1,400	1,531,207
6.62%, 07/01/23 (c)	2,085	2,277,246
		5,583,394
Idaho: 0.1%
Idaho Health Facilities Authority, Madison Memorial Hospital Project (RB)
3.50%, 09/01/26 (c)	450	473,546
5.00%, 09/01/26 (c)	1,135	1,312,109
Idaho Health Facilities Authority, Terraces of Boise Project, Series A (RB)
7.00%, 10/01/24	100	86,880
7.38%, 10/01/24 (c)	900	781,896
		2,654,431
Illinois: 11.6%
Chicago Board of Education, Series A (GO)
5.00%, 12/01/21 (c)	6,760	6,855,832
5.00%, 12/01/22 (c)	10,055	10,547,082
5.00%, 12/01/28 (c)	250	314,630
5.00%, 12/01/29 (c)	500	647,067
5.00%, 12/01/30 (c)	395	514,654
5.00%, 12/01/30 (c)	7,850	10,098,857
5.00%, 12/01/30 (c)	1,100	1,411,732
5.00%, 12/01/30 (c)	100	129,758
5.00%, 12/01/30 (c)	1,600	2,061,573
5.00%, 12/01/30 (c)	2,860	3,701,205
5.00%, 12/01/30 (c)	100	129,963
5.00%, 12/01/30 (c)	600	786,473
5.00%, 12/01/30 (c)	150	196,032
5.00%, 12/01/30 (c)	5,950	7,683,775
5.25%, 12/01/21 (c)	435	441,522
5.50%, 12/01/21 (c)	5,730	5,821,551
7.00%, 12/01/25 (c)	5,200	6,618,273
7.00%, 12/01/25 (c)	14,210	17,543,721
7.00%, 12/01/27 (c)	2,250	2,996,255
Chicago Board of Education, Series A (GO) (AGM)
5.00%, 12/01/23	300	331,440
5.00%, 12/01/25	1,000	1,186,502
5.00%, 12/01/28 (c)	250	313,555
Chicago Board of Education, Series A (GO) (AMBAC)
5.50%, 12/01/25	145	172,872
5.50%, 12/01/26	175	214,906
5.50%, 12/01/30	2,500	3,351,637
Chicago Board of Education, Series A (GO) (NATL)
0.01%, 12/01/27	760	699,502
0.01%, 12/01/28	390	350,044
0.01%, 12/01/30	55	46,615
5.50%, 12/01/26	355	416,345
Chicago Board of Education, Series B (GO)
4.00%, 12/01/22 (c)	150	155,332
5.00%, 12/01/21	100	101,522
5.00%, 12/01/22	100	106,063
5.00%, 12/01/22 (c)	1,105	1,163,561
5.00%, 12/01/22 (c)	3,235	3,405,082
5.00%, 12/01/27	1,500	1,869,986
5.00%, 12/01/29 (c)	200	256,571
5.00%, 12/01/30 (c)	100	129,758
5.00%, 12/01/30 (c)	100	131,658
5.00%, 12/01/30	1,650	2,183,874
6.50%, 12/01/26 (c)	1,100	1,382,643
Chicago Board of Education, Series C (GO)
5.00%, 12/01/23	500	551,795
5.00%, 12/01/27	2,000	2,493,314
5.00%, 12/01/27 (c)	2,625	3,218,480
5.25%, 12/01/24 (c)	4,430	4,985,504
5.25%, 12/01/24 (c)	3,485	3,940,025
6.00%, 12/01/24 (c)	1,160	1,342,618
Chicago Board of Education, Series D (GO) (AGM)
5.00%, 12/01/23 (c)	750	802,163
5.00%, 12/01/28 (c)	2,500	3,083,528
Chicago Board of Education, Series E (GO) 5.12%, 12/01/24 (c)	2,415	2,729,635
Chicago Board of Education, Series G (GO) 5.00%, 12/01/27 (c)	1,100	1,348,696
Chicago Board of Education, Series H (GO) 5.00%, 12/01/27 (c)	8,500	10,255,435
Chicago O’Hare International Airport (RB) 5.50%, 01/01/23 (c)	400	427,476
Chicago School Reform Board of Trustees, Series A (GO) (NATL)
0.01%, 12/01/23	300	295,518
0.01%, 12/01/25	355	340,073
0.01%, 12/01/29	1,460	1,274,247
Chicago School Reform Board of Trustees, Series B-1 (GO) (NATL)
0.00%, 12/01/28 ^	690	619,308
0.00%, 12/01/29 ^	645	562,938
0.01%, 12/01/22	180	178,734
0.01%, 12/01/24	1,165	1,134,020
0.01%, 12/01/25	1,650	1,580,619
0.01%, 12/01/26	1,630	1,533,127
0.01%, 12/01/27	1,030	948,009
0.01%, 12/01/30	1,025	868,741
0.01%, 12/01/31	520	428,415
Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula (RB) 5.00%, 06/01/26	100	121,390
City of Chicago (GO) (NATL)
0.00%, 01/01/30 ^	420	350,579
0.00%, 01/01/34 ^	290	212,445
0.01%, 01/01/28	345	306,876
0.01%, 01/01/33	1,180	893,734
City of Chicago, Neighborhoods Alive 21 Program, Series B (GO)
5.00%, 01/01/25	235	269,596
5.25%, 01/01/25 (c)	1,910	2,185,275
5.25%, 01/01/25 (c)	945	1,084,910
5.50%, 01/01/25 (c)	855	983,764
5.50%, 01/01/25 (c)	3,980	4,561,782
5.50%, 01/01/25 (c)	115	132,604
City of Chicago, O’Hare International Airport, Senior Lien (RB) 5.75%, 01/01/23 (c)	1,585	1,699,433
City of Chicago, Series A (GO)
4.62%, 08/30/21 (c)	905	910,236
5.00%, 01/01/22 (c)	3,540	3,600,914
5.00%, 01/01/22 (c)	865	879,884
5.00%, 01/01/23	395	420,161
5.00%, 01/01/24 (c)	1,920	2,090,629
5.00%, 01/01/24 (c)	640	697,473
5.00%, 01/01/24 (c)	2,935	3,192,799
5.00%, 01/01/27	1,000	1,217,951
5.00%, 01/01/27	200	243,590
5.00%, 01/01/29 (c)	3,000	3,707,758
5.00%, 08/30/21 (c)	4,160	4,200,077
5.25%, 01/01/24 (c)	150	165,548
5.25%, 01/01/24 (c)	1,120	1,229,326
5.25%, 01/01/24 (c)	3,340	3,676,592
5.25%, 01/01/24 (c)	600	658,007
5.25%, 01/01/24 (c)	1,150	1,272,370
5.25%, 08/30/21 (c)	2,110	2,130,327
5.38%, 01/01/25 (c)	880	1,010,512
5.50%, 01/01/25 (c)	1,320	1,515,765
5.50%, 01/01/25 (c)	905	1,036,634
5.50%, 01/01/25 (c)	475	545,307
5.62%, 01/01/27 (c)	1,000	1,247,795
5.62%, 01/01/27 (c)	1,000	1,240,924
5.75%, 01/01/27 (c)	1,180	1,468,578
5.75%, 01/01/27 (c)	1,000	1,242,319
6.00%, 01/01/27 (c)	7,750	9,717,080
City of Chicago, Series A (GO) (NATL) 0.00%, 01/01/29 ^	140	120,803
City of Chicago, Series A (GO) (SAW) 5.00%, 01/01/29	2,775	3,545,919
City of Chicago, Series B (GO) 5.00%, 01/01/23	870	925,417
City of Chicago, Series C (GO)
0.00%, 01/01/32 ^	195	147,068
5.00%, 01/01/22 (c)	1,800	1,833,853
5.00%, 01/01/22 (c)	110	111,997
5.00%, 01/01/22 (c)	195	198,466
5.00%, 01/01/24	1,110	1,228,763
5.00%, 01/01/25	1,760	2,019,099
5.00%, 01/01/26 (c)	3,800	4,365,436
5.00%, 01/01/26 (c)	250	295,204
5.00%, 01/01/26	380	449,839
City of Chicago, Series D (GO)
5.50%, 01/01/25 (c)	2,715	3,116,858
5.50%, 01/01/25 (c)	1,135	1,299,299
5.50%, 01/01/25 (c)	1,045	1,197,754
5.50%, 01/01/25 (c)	520	597,120
City of Chicago, Series E (GO)
5.50%, 01/01/25 (c)	1,680	1,919,302
5.50%, 01/01/25 (c)	915	1,049,526
City of Chicago, Series F (GO) 5.50%, 01/01/25 (c)	1,635	1,875,383
City of Chicago, Water Revenue, Second Lien (RB) (AMBAC) 5.75%, 11/01/30	1,020	1,252,415
City of Harvey, Series A (GO)
5.50%, 08/30/21 (c) (d) *	465	318,525
5.62%, 08/30/21 (c) (d) *	3,600	2,466,000
Cook County Community College District No. 508 (GO) 5.25%, 12/01/23 (c)	625	689,620
Illinois Finance Authority, Acero Charter Schools, Inc. (RB) (ST) 4.00%, 10/01/31 (c)	1,000	1,130,961
Illinois Finance Authority, Admiral Lake Project (RB)
5.00%, 05/15/24 (c)	1,120	1,193,705
5.12%, 05/15/24 (c)	390	415,328
5.25%, 05/15/24 (c)	2,350	2,490,929
5.50%, 05/15/24 (c)	2,000	2,132,985
Illinois Finance Authority, Central Baptist Village (RB) 5.38%, 08/30/21 (c)	35	35,079
Illinois Finance Authority, CHF - Cook, LLC - Northeastern Illinois University Project, Series A (RB)
5.00%, 07/01/25 (c)	1,000	948,983
5.00%, 07/01/25 (c)	1,000	969,203
Illinois Finance Authority, Clare Oaks, Series A-3 (RB) 4.00%, 11/15/24 (c)	500	507,782
Illinois Finance Authority, Franciscan Communities, Inc., Series A (RB)
4.75%, 05/15/23 (c)	615	645,796
5.12%, 05/15/23 (c)	230	241,777
5.25%, 05/15/23 (c)	750	788,953
Illinois Finance Authority, Friendship Village of Schaumburg (RB)
5.00%, 02/15/27	3,000	2,225,893
5.00%, 02/15/27 (c)	6,500	4,843,694
5.12%, 02/15/27 (c)	6,130	4,587,918
Illinois Finance Authority, Greenfields of Geneva Project (RB) 7.10%, 11/01/27 (c)	100	96,779
Illinois Finance Authority, Intrinsic School Project, Series A (RB) 6.00%, 12/01/25 (c)	500	574,885
Illinois Finance Authority, Lutheran Life Communities Obligated Group, Series A (RB)
5.00%, 11/01/26 (c)	500	591,424
5.00%, 11/01/26 (c)	250	294,190
5.00%, 11/01/26 (c)	4,210	4,787,895
5.00%, 11/01/26 (c)	500	580,439
5.00%, 11/01/26 (c)	1,525	1,753,862
Illinois Finance Authority, Park Place Elmhurst Project (RB) 5.12%, 05/15/26 (c)	1,616	1,627,112
Illinois Finance Authority, Roosevelt University (RB) 5.50%, 08/30/21 (c)	475	476,166
Illinois Finance Authority, Roosevelt University, Series A (RB)
6.00%, 10/01/28 (c)	1,600	1,999,147
6.12%, 10/01/28 (c)	8,000	9,911,957
6.12%, 10/01/28 (c)	4,500	5,525,725
Illinois Finance Authority, Silver Cross Hospital and Medical Center, Series C (RB)
5.00%, 08/15/25 (c)	230	268,329
5.00%, 08/15/25 (c)	525	607,955
Illinois Finance Authority, Uno Chapter School Network, Inc. Project, Series B (RB) 7.12%, 10/01/21 (c)	100	101,121
Illinois Finance Authority, Westminster Village, Series A (RB) (AGM) 5.25%, 05/01/25 (c)	2,695	2,882,565
Illinois Sports Facilities Authority (RB)
5.00%, 06/15/28	1,000	1,237,938
5.00%, 06/15/29 (c)	3,055	3,826,428
5.00%, 06/15/29	1,000	1,257,139
Illinois Sports Facilities Authority (RB) (AGM) 5.00%, 06/15/24 (c)	1,000	1,114,305
Illinois Sports Facilities Authority (RB) (AMBAC) 0.00%, 06/15/26 ^	690	656,559
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB)
0.00%, 12/15/56 ^	4,000	1,600,701
4.00%, 12/15/29 (c)	10,000	11,533,596
5.00%, 12/15/27 (c)	250	300,279
5.00%, 12/15/29 (c)	5,625	7,036,843
5.00%, 06/15/22 (c)	3,210	3,341,910
5.50%, 12/15/25 (c)	1,400	1,635,268
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB) (NATL)
0.00%, 12/15/34 ^	590	450,649
0.00%, 06/15/29 ^	840	735,755
0.00%, 06/15/30 ^	555	473,136
0.00%, 06/15/31 ^	125	103,990
0.00%, 06/15/34 ^	190	146,841
0.00%, 06/15/37 ^	185	131,713
0.00%, 06/15/39 ^	115	77,317
0.00%, 06/15/40 ^	1,500	979,878
0.01%, 12/15/30	475	399,985
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB) 0.00%, 12/15/54 ^	740	313,932
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB) (NATL)
0.00%, 06/15/28 ^	1,080	973,450
5.70%, 06/15/23	410	450,931
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB) (ST)
5.00%, 12/15/22	335	356,004
5.00%, 06/15/22 (c)	290	301,917
5.00%, 06/15/22 (c)	3,765	3,919,717
5.00%, 06/15/22 (c)	1,450	1,509,586
Northeastern Illinois University (CP) 4.00%, 10/01/22 (c)	585	585,436
Southwestern Illinois Development Authority (RB) 5.35%, 08/30/21 (c)	230	141,869
Southwestern Illinois Development Authority, United States Steel Corp. Project (RB) 5.75%, 08/01/22 (c)	1,500	1,548,036
State of Illinois (GO)
3.50%, 06/01/26 (c)	175	191,841
3.50%, 06/01/26 (c)	935	1,038,480
4.00%, 01/01/26 (c)	500	557,793
4.00%, 11/01/29 (c)	2,000	2,348,855
4.00%, 05/01/24	660	724,784
4.00%, 06/01/26 (c)	270	301,090
4.00%, 06/01/26 (c)	1,000	1,118,043
4.00%, 06/01/26 (c)	360	400,217
4.00%, 06/01/26 (c)	220	246,196
4.00%, 06/01/26 (c)	460	511,343
4.00%, 08/01/22 (c)	150	155,366
4.12%, 11/01/26 (c)	600	683,657
4.12%, 03/01/22 (c)	160	163,367
5.00%, 11/01/24	200	229,206
5.00%, 12/01/24	820	942,504
5.00%, 02/01/24	1,915	2,134,948
5.00%, 02/01/24 (c)	375	416,285
5.00%, 02/01/24 (c)	350	388,625
5.00%, 02/01/24	1,105	1,231,915
5.00%, 02/01/24 (c)	1,100	1,224,301
5.00%, 02/01/26	2,750	3,283,472
5.00%, 02/01/27	500	611,740
5.00%, 03/01/22 (c)	140	143,845
5.00%, 03/01/22 (c)	250	257,029
5.00%, 03/01/22 (c)	305	313,413
5.00%, 03/01/22 (c)	100	102,823
5.00%, 03/01/28	805	1,008,163
5.00%, 03/01/31 (c)	1,500	1,979,202
5.00%, 04/01/24 (c)	585	653,673
5.00%, 04/01/24 (c)	2,000	2,233,085
5.00%, 05/01/23	335	362,434
5.00%, 05/01/24 (c)	100	111,031
5.00%, 05/01/24 (c)	275	306,447
5.00%, 05/01/24 (c)	5,035	5,578,797
5.00%, 05/01/24 (c)	175	194,405
5.00%, 05/01/24 (c)	1,025	1,147,569
5.00%, 05/01/24 (c)	2,005	2,241,840
5.00%, 06/01/22	55	57,190
5.00%, 06/01/26 (c)	800	958,800
5.00%, 06/01/26	125	150,481
5.00%, 06/01/26 (c)	1,040	1,237,204
5.00%, 07/01/22	100	104,374
5.00%, 07/01/23	475	517,415
5.00%, 08/01/22 (c)	1,830	1,917,784
5.00%, 08/01/22	1,465	1,534,779
5.25%, 02/01/24 (c)	700	781,952
5.25%, 07/01/23 (c)	550	598,302
5.25%, 07/01/23 (c)	290	313,731
5.25%, 07/01/23 (c)	510	553,837
5.50%, 07/01/23 (c)	560	605,932
5.50%, 07/01/23 (c)	1,165	1,277,903
6.00%, 05/01/25	500	601,470
6.00%, 05/01/26	880	1,098,222
State of Illinois (GO) (AGC) 5.75%, 05/01/30 (c)	4,230	5,568,386
State of Illinois (RB) 3.00%, 06/15/26 (c)	100	106,243
State of Illinois, Series A (GO)
4.00%, 01/01/22 (c)	100	101,456
4.00%, 01/01/22 (c)	190	192,989
4.00%, 01/01/22 (c)	320	324,820
4.00%, 03/01/31 (c)	1,000	1,193,343
5.00%, 12/01/27 (c)	100	121,658
5.00%, 03/01/31 (c)	3,000	3,942,695
5.00%, 03/01/31 (c)	1,250	1,588,586
5.00%, 04/01/23 (c)	110	116,875
5.00%, 05/01/28 (c)	1,000	1,224,022
5.00%, 05/01/28 (c)	365	441,897
5.00%, 05/01/28 (c)	270	327,684
5.25%, 05/01/22	215	223,117
State of Illinois, Series C (GO) 5.00%, 11/01/27 (c)	8,425	10,362,485
State of Illinois, Series D (GO)
3.25%, 11/01/26	1,755	1,976,980
5.00%, 11/01/23	3,270	3,610,250
5.00%, 11/01/25	3,955	4,686,834
5.00%, 11/01/26	15,190	18,474,467
5.00%, 11/01/27 (c)	9,700	12,005,832
5.00%, 11/01/27	7,000	8,702,233
Village of Bolingbrook, Special Service Area No. 1 (ST) 5.25%, 03/01/28 (c)	500	537,014
Village of Bridgeview (GO) 5.00%, 12/01/22 (c)	360	354,118
Village of Bridgeview, Series A (GO)
5.50%, 06/01/24 (c)	1,600	1,610,230
5.50%, 08/30/21 (c)	1,175	1,175,111
Will County Community High School District No. 210, Series B (GO)
0.00%, 01/01/29 ^	90	77,603
0.00%, 01/01/31 ^	245	197,814
0.00%, 01/01/33 ^	540	409,458
		464,437,456
Indiana: 0.7%
City of Anderson, Anderson University (RB)
4.75%, 10/01/22 (c)	215	220,141
6.00%, 10/01/22 (c)	1,000	1,028,942
6.00%, 10/01/22 (c)	2,065	2,124,765
City of Rockport, Indiana Steel Corp. Project, Series A (RB) 7.00%, 02/01/22 (c)	1,000	1,022,473
Indiana Finance Authority Educational Facilities, Earlham College Project, Series A (RB) 5.00%, 10/01/23 (c)	50	52,764
Indiana Finance Authority Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series B (RB)
3.00%, 11/01/30	3,500	3,869,952
3.00%, 11/01/30	1,000	1,105,701
Indiana Finance Authority, Earlham College Project (RB) 5.00%, 10/01/23 (c)	1,105	1,157,728
Indiana Finance Authority, King’s Daughters’ Hospital and Health Services (RB)
5.12%, 08/30/21 (c)	765	767,658
5.50%, 08/30/21 (c)	600	602,142
5.50%, 08/30/21 (c)	725	727,534
Indiana Finance Authority, Ohio River Bridges East End Crossing Project, Series A (RB) 5.00%, 07/01/23 (c)	250	271,172
Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series A (RB) 5.00%, 06/01/22 (c)	1,620	1,667,597
Indiana Finance Authority, Res Polyflow Indiana Project (RB) 7.00%, 03/01/26 (c)	11,000	10,707,001
Indiana Finance Authority, United States Steel Corp. Project (RB) 5.75%, 08/01/22 (c)	1,370	1,413,872
Valparaiso, Indiana Exempt Facilities, Pratt Paper, LLC Project (RB) 5.88%, 01/01/24	500	540,751
		27,280,193
Iowa: 1.2%
City of Coralville, Marriott Hotel and Convention Center, Series E (CP) 4.00%, 06/01/24 (c)	1,025	1,068,785
Iowa Finance Authority, Drake West Village Project, Series A (RB) 4.50%, 06/01/26 (c)	1,500	1,345,004
Iowa Finance Authority, Iowa Fertilizer Co. Project (RB) 5.25%, 12/01/23 (c)	5,195	5,689,056
Iowa Finance Authority, Iowa Fertilizer Co. Project, Series B (RB) 5.25%, 12/01/37 (c) (p)	8,550	9,419,289
Iowa Finance Authority, Lifespace Communities, Inc., Series A (RB)
5.00%, 11/15/26 (c)	2,000	2,348,921
5.00%, 05/15/27 (c)	5,960	6,942,362
5.00%, 05/15/27 (c)	505	590,947
Iowa Higher Education Loan Authority, Wartburg College Project (RB)
4.00%, 10/01/25	2,475	2,572,098
5.00%, 10/01/25 (c)	990	1,064,065
5.00%, 10/01/25 (c)	3,615	3,847,616
Iowa Tobacco Settlement Authority (RB)
4.00%, 06/01/31 (c)	1,000	1,176,644
4.00%, 06/01/31 (c)	10,975	12,966,994
		49,031,781
Kansas: 0.5%
City of Hutchinson, Regional Medical Center, Inc. (RB) 5.00%, 12/01/26 (c)	250	289,193
City of Manhattan, Kansas Health Care Facilities Authority, Meadowlark Hills Retirement Community, Series A (RB) 4.00%, 06/01/28 (c)	1,000	1,132,488
City of Wichita, Health Care Facilities, Series II-A (RB) 5.25%, 12/01/26 (c)	255	270,647
City of Wichita, Health Care Facilities, Series III (RB) 5.00%, 05/15/26 (c)	250	279,456
Kansas Development Finance Authority, Village Shalom Project, Series A (RB) (AGC) 5.25%, 11/15/23 (c)	1,000	1,052,608
Overland Park Development Corporation Improvement and Refudning (RB) 5.00%, 03/01/29 (c)	2,500	2,609,678
Overland Park, Prairiefire at LionsGate Project (RB) 6.00%, 12/15/22 (c)	2,550	1,467,348
Wyandotte County, Kansas City Unified Government, Legends Apartments Garage and West Lawn Project (RB) 4.50%, 12/01/26 (c)	880	930,289
Wyandotte County, Kansas City Unified Government, Vacation Village Project Area 1 and 2A, Series A (RB)
5.00%, 09/01/25 (c)	365	371,907
6.00%, 09/01/25 (c)	2,125	2,172,713
Wyandotte County, Kansas City Unified Government, Vacation Village Project Area 4 (RB) 0.00%, 09/01/34 ^	10,000	3,363,370
Wyandotte County, Series A (RB) 5.75%, 09/01/25 (c)	4,565	4,668,077
		18,607,774
Kentucky: 0.5%
Christian County, Jennie Stuart Medical Center (RB)
5.38%, 02/01/26 (c)	1,100	1,271,884
5.50%, 02/01/26 (c)	1,000	1,153,116
Kentucky Economic Development Finance Authority, Masonic Home Independent Living II, Inc., Series A (RB)
5.00%, 05/15/26 (c)	250	257,805
5.00%, 05/15/26 (c)	350	365,855
5.00%, 05/15/26 (c)	545	578,224
Kentucky Economic Development Finance Authority, Masonic Homes of Kentucky, Inc. (RB)
5.38%, 11/15/22 (c)	400	407,844
5.50%, 11/15/22 (c)	250	253,971
Kentucky Economic Development Finance Authority, Next Generation Kentucky Information Highway Project, Series A (RB)
4.25%, 07/01/25 (c)	7,365	7,964,514
5.00%, 07/01/25 (c)	1,525	1,678,750
5.00%, 07/01/25 (c)	2,585	2,860,668
Kentucky Economic Development Finance Authority, Owensboro Health System, Inc., Series A (RB)
5.00%, 06/01/26	175	205,839
5.00%, 06/01/27 (c)	990	1,168,570
5.25%, 06/01/27 (c)	750	897,929
Kentucky Economic Development Finance Authority, Owensboro Health System, Inc., Series B (RB) 5.00%, 06/01/27 (c)	500	588,143
Kentucky Economic Development Finance Authority, Rosedale Green Project (RB)
5.50%, 11/15/25 (c)	515	537,064
5.75%, 11/15/25 (c)	500	518,936
Kentucky Municipal Power Agency, Prairie State Project, Series A (RB) (NATL) 5.00%, 09/01/23	265	290,087
Kentucky Public Transportation Infrastructure Authority, Downtown Crossing Project, Series A (RB) 5.75%, 07/01/23 (c)	335	368,882
Louisville and Jefferson County, Metro Government, Catholic Health Initiatives, Series A (RB)
5.00%, 06/01/22 (c)	220	228,823
5.00%, 06/01/22 (c)	150	156,016
		21,752,920
Louisiana: 0.8%
Calcasieu Parish Memorial Hospital Service District (RB)
5.00%, 12/01/29 (c)	1,750	2,160,666
5.00%, 12/01/29 (c)	3,950	4,812,646
City of Shreveport, Water and Sewer Revenue, Series C (RB) (BAM)
4.00%, 12/01/28 (c)	3,235	3,796,723
4.00%, 12/01/28 (c)	1,470	1,719,090
5.00%, 12/01/25	100	119,264
Louisiana Housing Finance Agency, Chateau Project, Series A (RB) 7.25%, 08/30/21 (c)	345	322,324
Louisiana Local Government Environmental Facilities and Community Development Authority Student Housing, Provident Group ULM Properties LLC, Series A (RB) 5.00%, 07/01/29 (c)	500	542,427
Louisiana Local Government Environmental Facilities and Community Development Authority, CDF Healthcare of Louisiana, LLC Project, Series A (RB) 5.62%, 06/01/25 (c)	975	1,032,076
Louisiana Local Government Environmental Facilities and Community Development Authority, City of New Orleans Gomesa Project (RB) 4.00%, 11/01/30 (c)	2,000	2,230,381
Louisiana Local Government Environmental Facilities and Community Development Authority, Parc Fontaine Apartments, Series A (RB) 4.25%, 12/01/22 (c)	175	140,320
Louisiana Local Government Environmental Facilities and Community Development Authority, St. James Place of Baton Rouge Project, Series A (RB) 6.25%, 11/15/25 (c)	1,000	1,103,420
Louisiana Local Government Environmental Facilities and Community Development Authority, The Glen Retirement System Project, Series A (RB) 5.00%, 01/01/26 (c)	1,000	1,005,491
Louisiana Local Government Environmental Facilities and Community Development Authority, University of Louisiana at Monroe Project, Series A (RB) 5.00%, 07/01/29 (c)	500	531,861
Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project (RB) 3.50%, 11/01/27 (c)	5,260	5,894,773
Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project (RB) 7.75%, 07/01/24 (c) (d) *	1,647	16
Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project, Series A (RB)
7.50%, 07/01/23 (d) *	2,259	22
8.38%, 07/01/24 (c) (d) *	1,389	14
Parish of St Charles, Gulf Opportunity Zone, Valero Project (RB) 4.00%, 06/01/22 (p)	350	360,596
Parish of St James LA (RB) 5.85%, 06/01/25 (p)	750	864,251
Parish of St.James, State of Louisiana, Series A (RB) 6.35%, 06/01/30 (c)	3,000	4,059,831
Parish of St.James, State of Louisiaqna (RB) 6.35%, 06/01/30 (c)	1,000	1,353,277
		32,049,469
Maine: 0.3%
Maine Finance Authority, Solid Disposal Facility (RB) 5.38%, 12/15/26 (c) (d) *	4,500	2,475,000
Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue (RB) 5.00%, 07/01/23 (c)	2,710	2,958,541
Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue, Series A (RB)
4.00%, 07/01/26 (c)	1,270	1,383,958
5.00%, 07/01/26 (c)	645	738,037
5.00%, 07/01/26 (c)	1,000	1,150,650
Rumford, Maine Solid Waste Disposal, Boise Cascade Corp. (RB) 6.88%, 08/30/21 (c)	2,000	2,002,960
		10,709,146
Maryland: 1.3%
Anne Arundel County Consolidated Special Taxing District, The Village at Two Rivers Project (ST) 5.25%, 07/01/24 (c)	1,000	1,051,401
City of Baltimore, Convention Center Hotel (RB)
5.00%, 09/01/27 (c)	655	714,493
5.00%, 09/01/27 (c)	500	540,017
5.00%, 09/01/27 (c)	1,400	1,525,669
5.00%, 09/01/27 (c)	3,000	3,212,344
5.00%, 09/01/27 (c)	1,500	1,614,147
5.00%, 09/01/27 (c)	1,000	1,088,579
5.00%, 09/01/27 (c)	1,425	1,530,073
City of Baltimore, East Baltimore Research Park Project, Series A (RB) 5.00%, 09/01/27 (c)	500	567,351
City of Baltimore, Harbor Point Project (RB) 5.12%, 06/01/26 (c)	250	277,379
Frederick County, Education Facilities Project, Series A (RB) (ST) 5.00%, 09/01/27 (c)	2,000	2,244,294
Howard County, Series A (TA) 4.50%, 02/15/26 (c)	500	532,659
Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 08/30/21 (c)	7,785	7,867,530
Maryland Economic Development Corp., Metro Centre at Owings Mills Project (TA)
3.75%, 01/01/27 (c)	100	112,817
4.38%, 01/01/27 (c)	470	527,197
4.50%, 01/01/27 (c)	530	594,157
Maryland Economic Development Corp., Port Covington Project (TA)
3.25%, 09/01/30	500	569,191
4.00%, 09/01/30 (c)	500	587,719
4.00%, 09/01/30 (c)	2,500	2,891,872
Maryland Economic Development Corp., Purple Line Light Rail Project (RB) 5.00%, 11/30/21 (c)	3,600	3,656,343
Maryland Economic Development Corp., Purple Line Light Rail Project, Series B (RB) 5.00%, 11/30/21 (c)	3,820	3,879,786
Maryland Economic Development Corp., Purple Line Light Rail Project, Series C (RB)
5.00%, 11/30/21 (c)	1,640	1,665,667
5.00%, 11/30/21 (c)	1,500	1,523,476
Maryland Health and Higher Educational Facilities Authority, Mercy Medical Center, Series A (RB)
4.00%, 07/01/26 (c)	400	441,650
5.00%, 07/01/26 (c)	250	295,135
Maryland Health and Higher Educational Facilities Authority, Meritus Medical Center (RB)
4.00%, 07/01/25 (c)	210	233,315
4.25%, 07/01/25 (c)	145	161,920
5.00%, 07/01/25 (c)	625	718,008
5.00%, 07/01/25 (c)	500	569,710
5.00%, 07/01/25 (c)	1,500	1,700,084
Mayor and Council of Rockville, Ingleside at King Farm Project, Series B (RB)
5.00%, 11/01/24 (c)	2,705	2,915,604
5.00%, 11/01/24 (c)	1,000	1,074,310
MMaryland Economic Development Corp., Port Covington Project (RB) 4.00%, 06/01/31 (c)	750	885,505
Prince George County, Collington Episcopal Life Care Community, Inc. (RB)
5.25%, 04/01/27 (c)	1,000	1,090,728
5.25%, 04/01/27 (c)	1,000	1,074,235
Prince George’s County, Chesapeake Lighthouse Chapter School Project, Series A (RB) 7.00% , 11/01/25 (c)	500	577,608
Prince George’s County, Suitland-Naylor Road Project (TA)
4.75% , 01/01/26 (c)	500	546,919
5.00% , 01/01/26 (c)	500	548,841
		51,607,733
Massachusetts: 1.0%
Collegiate Charter School of Lowell (RB) 5.00% , 06/15/26 (c)	365	408,512
Commonwealth of Massachusetts (RB) (NATL) 5.50% , 01/01/25	1,220	1,427,862
Massachusetts Development Finance Agency, Ascentria Care Alliance Project (RB)
5.00% , 07/01/28 (c)	1,000	1,135,547
5.00% , 07/01/28 (c)	1,000	1,110,358
5.00% , 07/01/28 (c)	1,300	1,452,000
Massachusetts Development Finance Agency, Boston Medical Center Issue , Series D (RB)
4.00% , 07/01/25 (c)	285	309,619
5.00% , 07/01/25 (c)	2,105	2,403,885
Massachusetts Development Finance Agency, Boston Student Housing Project (RB) 5.00% , 10/01/26 (c)	1,000	1,133,785
Massachusetts Development Finance Agency, Emerson College (RB) 5.00% , 01/01/25 (c)	500	560,692
Massachusetts Development Finance Agency, Emmanuel College, Series A (RB)
5.00% , 10/01/26 (c)	1,035	1,223,237
5.00% , 07/01/22 (c)	445	464,852
Massachusetts Development Finance Agency, Lasell University (RB) 4.00% , 07/01/31 (c)	1,000	1,165,301
Massachusetts Development Finance Agency, Lawrence General Hospital (RB)
5.00% , 07/01/27 (c)	2,000	1,956,927
5.00% , 07/01/27 (c)	1,000	1,001,393
5.00% , 07/01/27 (c)	1,900	1,863,928
Massachusetts Development Finance Agency, Lawrence General Hospital, Series A (RB)
5.25% , 07/01/24 (c)	350	355,736
5.50% , 07/01/24 (c)	550	561,674
Massachusetts Development Finance Agency, Linden Ponds, Inc. Facility (RB)
5.00% , 11/15/25 (c)	500	563,285
5.12% , 11/15/25 (c)	500	560,998
Massachusetts Development Finance Agency, Newbridge on the Charles, Inc. (RB)
4.00% , 10/01/22 (c)	1,000	1,083,836
5.00% , 10/01/22 (c)	1,400	1,533,311
5.00% , 10/01/22 (c)	3,820	4,178,988
Massachusetts Development Finance Agency, UMass Boston Student Housing Project (RB) 5.00% , 10/01/26 (c)	1,930	2,204,387
Massachusetts Development Finance Agency, UMass Dartmouth Student Housing Project (RB) 5.00% , 10/01/28 (c)	4,000	4,626,269
Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series I (RB)
5.00% , 07/01/26 (c)	190	227,784
5.00% , 07/01/26 (c)	510	606,748
Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series L (RB)
3.62% , 07/01/27 (c)	290	317,286
4.00% , 07/01/27 (c)	1,550	1,755,527
Massachusetts Development Finance Agency, Wellforce Issue, Series A (RB) 5.00% , 01/01/29 (c)	1,000	1,237,930
Massachusetts Educational Financing Authority, Series C (RB) 4.12% , 07/01/28 (c)	1,510	1,623,756
		39,055,413
Michigan: 1.3%
Calhoun County Hospital Finance Authority, Oaklawn Hospital (RB) 5.00% , 02/15/27 (c)	290	336,307
City of Detroit (GO)
5.00% , 04/01/31 (c)	1,000	1,237,857
5.50% , 04/01/30 (c)	250	316,372
City of Flint Hospital Building Authority, Hurley Medical Center, Series B (RB) 4.75% , 07/01/23 (c)	425	448,581
Flint Hospital Building Authority, Hurley Medical Center (RB) 4.00% , 07/01/30 (c)	500	564,160
Grand Rapids Economic Development Corp., Beacon Hill at EastGate Project, Series A (RB)
5.00% , 11/01/24 (c)	500	543,965
5.00% , 11/01/24 (c)	500	543,149
Grand Rapids Economic Development Corp., Clark Retirement Community Inc., Series A (RB)
5.75% , 04/01/26 (c)	1,000	1,029,855
Grand Rapids Economic Development Corp., Clark Retirement Community Inc., Series A (RB) (AGM)
5.50% , 04/01/26 (c)	3,000	3,101,994
5.75% , 04/01/26 (c)	2,000	2,066,072
Michigan Finance Authority, Aquinas College Project (RB) 5.00% , 05/01/31 (c)	1,000	1,103,208
Michigan Finance Authority, Higher Education, Thomas M. Cooley Law School Project (RB) 6.25% , 07/01/24 (c)	2,000	2,133,185
Michigan Finance Authority, Lawrence Technological University Project (RB)
5.00% , 02/01/27 (c)	2,000	2,230,169
5.00% , 02/01/27 (c)	1,000	1,131,440
5.25% , 02/01/27 (c)	900	1,039,807
Michigan Finance Authority, Presbyterian Villages of Michigan (RB)
4.75% , 11/15/25	670	744,381
5.25% , 11/15/25 (c)	250	274,445
5.50% , 11/15/25 (c)	300	328,279
Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB)
5.00% , 07/01/23	110	118,654
5.00% , 07/01/24 (c)	3,575	3,831,942
5.00% , 07/01/24 (c)	215	231,601
Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB) (AGM) 5.00% , 07/01/24 (c)	165	182,793
Michigan Finance Authority, Thomas M. Cooley Law School Project (RB)
5.00% , 07/01/24 (c)	795	861,768
6.00% , 07/01/24	1,000	1,053,743
6.75% , 07/01/24 (c)	5,030	5,352,256
Michigan Finance Authority, Tobacco Settlement, Series B-1 (RB)
5.00% , 12/01/30 (c)	5,500	6,776,461
Michigan Municipal Bond Authority, Series C (RB) (AMBAC)
4.75% , 08/30/21 (c)	1,000	1,001,715
Michigan State Building Authority, Series F (RB) 4.00% , 10/01/24	100	107,899
Michigan Strategic Fund, Canterbury Health Care, Inc. Project (RB)
5.00% , 07/01/24 (c)	1,000	1,002,976
5.00% , 07/01/24 (c)	1,080	1,080,883
Michigan Strategic Fund, Evangelical Homes Project (RB)
5.25% , 06/01/22 (c)	2,650	2,710,121
5.50% , 06/01/22 (c)	2,000	2,039,991
Michigan Strategic Fund, I-75 Improvement Project (RB)
5.00% , 12/31/28 (c)	600	757,506
5.00% , 12/31/28 (c)	1,250	1,519,615
5.00% , 12/31/28 (c)	700	879,050
Michigan Tobacco Settlement Finance Authority, Series B (RB) 0.01% , 08/16/21 (c)	260	28,949
Waterford Township Economic Development Corp., Canterbury Health Care, Inc. Project, Series A (RB) 5.00% , 07/01/24 (c)	2,895	2,903,616
		51,614,765
Minnesota: 1.0%
Chippewa County, Chippewa County- Montevideo Hospital Project (RB) 4.00% , 03/01/26 (c)	135	143,149
City of Anoka, Homestead at Anoka, Inc. Project (RB) 4.25% , 11/01/24 (c)	500	527,474
City of Apple Valley, Minnesota Senior Living LLC Project, Series B (RB)
5.00% , 01/01/22 (c)	965	753,306
5.00% , 01/01/22 (c)	950	723,531
City of Apple Valley, PHS Apple Valley Senior Housing, Inc. Orchard Path Project (RB)
4.38% , 09/01/23 (c)	2,920	3,041,843
4.50% , 09/01/23 (c)	940	979,627
City of Bethel, The Lodge at the Lakes at Stillwater Project (RB)
5.00% , 06/01/23 (c)	350	366,408
5.00% , 06/01/23 (c)	750	780,933
5.00% , 06/01/23 (c)	500	520,169
City of Blaine, Crest View Senior Communities Project, Series A (RB)
5.75% , 07/01/25 (c)	1,355	1,338,338
6.12% , 07/01/25 (c)	1,055	1,048,562
6.12% , 07/01/25 (c)	400	400,042
City of Brooklyn Center, Minnesota Multifamily Housing, Series A (RB) 5.50% , 11/01/21 (c)	2,000	1,994,341
City of Brooklyn Park, Charter School, Athlos Leadership Academy Project, Series A (RB)
5.50% , 07/01/25 (c)	245	264,898
5.50% , 07/01/25 (c)	250	272,318
5.75% , 07/01/25 (c)	500	541,722
City of Crookston, Health Care Facilities, Riverview Health Project (RB)
5.00% , 05/01/29 (c)	2,000	2,084,567
5.00% , 05/01/29 (c)	3,000	3,168,638
City of Deephaven, Charter School, Eagle Ridge Academy Project, Series A (RB)
5.25% , 07/01/25 (c)	500	563,243
5.50% , 07/01/25 (c)	1,000	1,127,003
City of Forest Lake, International Language Academy, Series A (RB) (SAW) 5.38% , 08/01/27 (c)	500	580,871
City of Ham Lake, Charter School, DaVinci Academy Project, Series A (RB) 5.00% , 07/01/24 (c)	750	814,270
City of Maple Grove, Minnesota Health Care Facilities (RB) 3.38% , 05/01/27 (c)	115	126,195
City of Minneapolis, Charter School, Hiawatha Academies Project, Series A (RB) 5.00% , 07/01/24 (c)	500	538,878
City of St. Louis Park, Place Via Sol Project (RB) (AMBAC) 6.00% , 07/01/27 (d) (p) *	2,000	1,900,000
City of St. Paul Park, Health Care Facilities, Presbyterian Homes Interlude Transitional Care (RB) 5.00% , 05/01/23 (c)	1,000	1,064,199
City of St. Paul, Housing and Redevelopment Authority, Series A (RB)
5.75% , 09/01/26 (c)	325	381,162
6.00% , 09/01/26 (c)	2,000	2,364,263
City of Wayzata, Folkestone Senior Living Community (RB)
4.00% , 08/01/24 (c)	350	369,048
5.00% , 08/01/24 (c)	500	539,682
City of West St. Paul, Housing and Health Care Facilities, Walker Westwood Ridge Campus Project (RB) 5.00% , 11/01/25 (c)	500	516,549
Duluth Independent School District No. 709, Series A (CP) 4.20% , 03/01/27 (c)	665	716,319
Housing & Redevelopment Authority of the City of Saint Paul, Minnesota Charter School, Series A (RB) 5.00% , 09/01/30 (c)	1,065	1,294,487
Minnesota Higher Education Facilities Authority, Augsburg College, Series A (RB) 5.00% , 05/01/26 (c)	3,730	4,023,187
Minnesota Higher Education Facilities Authority, Augsburg College, Series B (RB) 4.25% , 08/20/21 (c)	1,000	1,000,423
Rice County, Minnesota Education Facilities, Shattuck St. Mary’s School Project (RB) 5.00% , 08/01/22	750	784,837
Saint Paul, Minnesota Housing and Redevelopment Authority, Episcopal Homes Project (RB) 5.00% , 05/01/23 (c)	2,500	2,539,458
Township of Baytown, St. Croix Preparatory Academy Project, Series A (RB) 4.00% , 08/01/26 (c)	250	270,435
		40,464,375
Mississippi: 0.0%
Mississippi Development Bank, Water and Sewer System (RB) (AGM) 6.88% , 12/01/23 (c)	1,000	1,136,624
Missouri: 1.1%
Boone County, Boone Hospital Center (RB)
3.00% , 08/01/26 (c)	410	431,233
4.00% , 08/01/26 (c)	565	617,530
Cape Girardeau County Industrial Development Authority (RB) 3.00% , 03/01/31 (c)	3,750	3,945,153
Cape Girardeau County Industrial Development Authority, Series A (RB) 5.00% , 03/01/27 (c)	1,000	1,204,496
Citizens Memorial Hospital District of Polk County (RB) 5.00% , 08/30/21 (c)	1,000	1,001,493
City of Blue Springs, Adams Farm Project, Series A (TA) 4.00% , 06/01/24 (c)	300	308,212
City of Lees Summit (TA) 4.88% , 11/01/27 (c)	2,500	2,541,390
City of Liberty, Liberty Commons Project, Series A (TA)
5.75%, 06/01/25 (c)	500	523,686
6.00%, 06/01/25 (c)	500	526,066
City of St. Ann, Northwest Plaza Development Project, Series A (TA)
4.62%, 11/01/27 (c)	1,600	1,656,034
5.38%, 11/01/27 (c)	1,625	1,682,750
City of St. Louis, Industrial Development Authority, Ballpark Village Development Project, Series A (RB)
4.38%, 11/15/26 (c)	250	255,557
4.75%, 11/15/26 (c)	500	515,417
Grandview Industrial Development Authority, Truman’s Marketplace Project, Series A (TA) 5.00%, 05/01/25 (c)	930	953,356
Health and Educational Facilities Authority, Lutheran Senior Services Projects, Series C (RB) 4.00%, 02/01/29 (c)	475	546,161
I-470 Western Gateway Transportation Development District, Series A (RB)
4.50%, 12/01/26 (c)	400	429,961
5.25%, 12/01/26 (c)	1,100	1,180,054
Kansas City Industrial Development Authority, Kingswood Project (RB)
5.75%, 11/15/25 (c) (d) *	2,400	841,200
6.00%, 11/15/25 (c) (d) *	2,810	984,905
6.00%, 11/15/25 (c) (d) *	4,910	1,720,955
Kansas City Land Clearance Redevelopment Authority, Convention Center Hotel Project, Series B (TA) (AGM)
5.00%, 02/01/28 (c)	4,500	4,932,887
5.00%, 02/01/28 (c)	5,975	6,509,730
Kirkwood Industrial Development Authority, Missouri Retirement Community, Series A (RB)
5.25%, 05/15/27 (c)	500	577,964
5.25%, 05/15/27 (c)	1,000	1,144,867
5.25%, 05/15/27 (c)	2,000	2,263,289
Lees Summit Industrial Development Authority, John Knox Village, Series A (RB)
5.00%, 08/15/24 (c)	1,550	1,716,829
5.00%, 08/15/25 (c)	2,000	2,264,904
New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., Series C (RB) (ACA) 4.30%, 08/30/21 (c)	40	39,999
Rolla Industrial Development Authority, Westside Marketplace Redevelopment Project, Series A (TA) 5.38%, 05/01/25 (c)	860	893,409
St. Louis County, Industrial Development Authority, Friendship Village St. Louis Obligated Group, Series A (RB) 5.00%, 09/01/25 (c)	500	571,215
St. Louis County, Industrial Development Authority, St. Andrew’s Resources, Series A (RB) 5.00%, 12/01/25 (c)	150	167,309
The Industrial Development Authority of St. Joseph, Missouri Healthcare, Series A (RB) 5.00%, 01/01/26 (c)	1,000	1,064,572
		44,012,583
Montana: 0.0%
Montana Facility Finance Authority, Kalispell Regional Medical Center, Series B (RB) 4.12%, 07/01/28 (c)	500	564,711
Central Plains Energy Project, Gas Project Crossover, Series A (RB) 5.00%, 09/01/42	2,185	3,324,262
Nevada: 0.5%
City of Las Vegas, Special Improvement District No. 814 (SA)
4.00%, 06/01/29 (c)	250	273,692
4.00%, 06/01/29 (c)	560	609,968
City of Reno, Sales Tax, Transportation Rail Access Corridor Project (RB) (AGM) 0.01%, 07/01/38 (c)	9,000	1,615,058
City of Reno, Tax Increment Senior Lien, Series C (TA) 5.40%, 08/30/21 (c)	1,380	1,305,275
City of Sparks, Tourism Improvement District No. 1, Legends at Sparks Marina (RB) 2.75%, 06/15/28	2,750	2,880,623
Clark County, Special Improvement District No. 159 (SA) 5.00%, 08/01/25 (c)	175	191,822
Henderson Local Improvement District No. T-18 (SA) 4.00%, 09/01/26 (c)	625	667,206
North Las Vegas, Special Improvement District No. 64 (SA) 4.62%, 12/01/28 (c)	240	270,824
North Las Vegas, Special Improvement District No. 64 (SA) (SAW) 4.62%, 12/01/28 (c)	490	556,806
State of Nevada, Department of Business and Industry, Fulcrum Sierra Biofuels, LLC Project (RB) 6.25%, 12/15/27 (c)	4,045	4,281,378
State of Nevada, Department of Business and Industry, Fulcrum Sierra Holdings, LLC Project (RB) 6.95%, 08/15/28 (c)	2,125	2,316,875
State of Nevada, Department of Business and Industry, Somerset Academy, Series A (RB)
5.00%, 12/15/25 (c)	1,000	1,127,501
5.00%, 12/15/25 (c)	400	448,860
5.00%, 12/15/25 (c)	500	553,356
5.12%, 12/15/25 (c)	1,000	1,113,179
		18,212,423
New Hampshire: 0.5%
National Finance Authority, Ascentria Care Alliance Project (RB) 5.00%, 07/01/28 (c)	1,220	1,360,238
National Finance Authority, Covanta Project, Series B (RB)
3.75%, 07/02/40 (c) (p)	1,000	1,076,455
4.62%, 07/01/23 (c)	4,000	4,219,810
National Finance Authority, Resource Recovery, Series A (RB) 3.62%, 07/02/40 (c) (p)	2,275	2,439,116
National Finance Authority, Springpoints Living Project (RB)
4.00%, 01/01/26 (c)	975	1,089,471
4.00%, 01/01/26 (c)	2,000	2,221,401
National Finance Authority, The Vista Project, Series A (RB)
5.62%, 07/01/25 (c)	1,600	1,712,539
5.75%, 07/01/25 (c)	2,750	2,947,400
New Hampshire Health and Education Facilities Authority, Hillside Village, Series A (RB)
6.12%, 07/01/24 (c) (d) *	1,500	1,110,000
6.12%, 07/01/24 (c) (d) *	1,000	740,000
6.25%, 07/01/24 (c) (d) *	500	370,000
		19,286,430
New Jersey: 7.9%
Atlantic City (GO)
5.00%, 11/01/22	115	118,428
5.00%, 12/01/23 (c)	65	68,319
Camden County, New Jersey Improvement Authority, Series A (RB) 5.00%, 02/15/24 (c)	150	166,230
Casino Reinvestment Development Authority (RB)
5.25%, 11/01/24 (c)	1,410	1,528,478
5.25%, 11/01/24 (c)	2,450	2,645,326
Gloucester County, Pollution Control Financing Authority, Series A (RB) 5.00%, 12/01/24	1,605	1,732,906
New Jersey Economic Development Authority, Bancroft Neurohealth Project, Series A (RB) 5.00%, 06/01/26 (c)	470	532,715
New Jersey Economic Development Authority, Black Horse EHT Urban Renewal LLC Project, Series A (RB) (SAW) 5.00%, 10/01/27 (c)	500	517,925
New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
4.25%, 06/15/22 (c)	1,665	1,703,633
5.00%, 06/15/22 (c)	520	535,657
5.00%, 06/15/22 (c)	535	550,577
5.00%, 06/15/22 (c)	1,150	1,189,210
5.00%, 06/15/22 (c)	1,020	1,057,182
5.00%, 06/15/22	110	114,055
5.00%, 06/15/22 (c)	160	165,694
New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
5.12%, 08/20/22 (c)	7,090	7,479,752
5.25%, 08/20/22 (c)	9,075	9,575,764
5.50%, 06/20/23 (c)	60	65,499
5.50%, 08/30/21 (c)	2,215	2,223,243
5.62%, 03/05/24 (c)	2,035	2,283,321
5.62%, 03/05/24 (c)	285	319,777
5.75%, 09/15/22 (c)	4,825	5,023,359
New Jersey Economic Development Authority, Health Department and Taxation Division Office Project, Series A (RB)
5.00%, 12/15/27 (c)	500	605,854
5.00%, 12/15/27 (c)	1,130	1,377,350
New Jersey Economic Development Authority, Kapkowski Road Landfill Reclamation Improvement District Project (SA) 5.75%, 04/01/31	55	60,185
New Jersey Economic Development Authority, Lions Gate Project (RB)
4.88%, 01/01/24 (c)	655	680,434
5.00%, 01/01/24 (c)	500	516,898
5.25%, 01/01/24 (c)	2,000	2,063,908
New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB)
4.00%, 07/01/22	4,025	4,164,747
4.00%, 07/01/27 (c)	1,640	1,865,820
4.00%, 07/01/27 (c)	2,000	2,264,975
5.00%, 07/01/27 (c)	1,890	2,255,348
New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series B (RB) (XLCA)
0.00%, 07/01/26 ^	515	492,351
0.00%, 07/01/27 ^	1,000	940,131
New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB) (ST)
4.00%, 11/01/27	1,250	1,486,232
5.00%, 11/01/27	780	974,694
New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB) (ST)
4.00%, 11/01/25	120	137,344
5.00%, 11/01/22	4,000	4,238,966
5.00%, 11/01/24	500	572,790
New Jersey Economic Development Authority, New Jersey Transit Transportation Project, Series A (RB) (AGM) 5.00%, 11/01/29 (c)	2,000	2,556,956
New Jersey Economic Development Authority, Rider University, Series F (RB) 5.00%, 07/01/27 (c)	2,490	2,815,430
New Jersey Economic Development Authority, Rowan University Student Housing Project, Series A (RB) 5.00%, 01/01/25 (c)	1,000	1,077,156
New Jersey Economic Development Authority, School Facilities Construction Bonds, Series QQQ (RB) 4.00%, 12/15/30 (c)	2,715	3,200,593
New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB)
5.00%, 12/15/26 (c)	1,740	2,086,602
5.00%, 12/15/26 (c)	305	367,275
5.00%, 12/15/26 (c)	725	874,504
New Jersey Economic Development Authority, School Facilities Construction, Series BBB (RB)
4.75%, 12/15/26 (c)	2,095	2,485,563
5.50%, 12/15/26 (c)	165	205,302
New Jersey Economic Development Authority, School Facilities Construction, Series DDD (RB)
4.00%, 06/15/27 (c)	3,500	3,972,444
5.00%, 06/15/27 (c)	780	950,235
New Jersey Economic Development Authority, School Facilities Construction, Series II (RB)
5.00%, 03/01/22 (c)	470	482,952
5.00%, 03/01/22 (c)	435	447,060
5.00%, 03/01/22 (c)	290	297,992
New Jersey Economic Development Authority, School Facilities Construction, Series KK (RB)
4.00%, 12/15/27 (c)	1,680	1,899,310
5.00%, 09/01/22 (c)	125	130,977
5.00%, 09/01/22 (c)	685	721,453
New Jersey Economic Development Authority, School Facilities Construction, Series LLL (RB)
4.00%, 12/15/29 (c)	205	238,212
5.00%, 12/15/29 (c)	1,485	1,879,371
5.00%, 12/15/29 (c)	1,000	1,248,126
5.00%, 12/15/29 (c)	600	760,973
New Jersey Economic Development Authority, School Facilities Construction, Series MMM (RB) 4.00%, 12/15/29 (c)	500	595,769
New Jersey Economic Development Authority, School Facilities Construction, Series NN (RB)
4.00%, 03/01/23 (c)	320	335,883
5.00%, 03/01/23 (c)	1,335	1,434,737
5.00%, 03/01/23 (c)	1,275	1,368,408
5.00%, 03/01/23 (c)	230	246,996
5.00%, 03/01/23 (c)	300	322,279
5.00%, 03/01/23 (c)	590	633,436
5.00%, 03/01/23 (c)	1,750	1,881,617
5.00%, 03/01/23 (c)	1,565	1,682,455
New Jersey Economic Development Authority, School Facilities Construction, Series PP (RB)
5.00%, 06/15/24 (c)	580	653,111
5.00%, 06/15/24 (c)	920	1,041,127
5.00%, 06/15/24 (c)	100	113,218
5.00%, 06/15/24 (c)	140	157,839
New Jersey Economic Development Authority, School Facilities Construction, Series QQQ (RB)
4.00%, 12/15/30 (c)	2,690	3,253,274
4.00%, 12/15/30 (c)	600	721,932
4.00%, 12/15/30 (c)	2,380	2,856,620
4.00%, 12/15/30 (c)	600	719,195
4.00%, 12/15/30 (c)	700	848,974
New Jersey Economic Development Authority, School Facilities Construction, Series RR (RB) 5.00%, 06/15/24 (c)	620	698,203
New Jersey Economic Development Authority, School Facilities Construction, Series UU (RB)
5.00%, 06/15/24 (c)	875	982,976
5.00%, 06/15/24 (c)	2,500	2,793,515
New Jersey Economic Development Authority, School Facilities Construction, Series WW (RB)
5.00%, 06/15/25 (c)	680	791,891
5.00%, 06/15/25 (c)	630	731,879
5.00%, 06/15/25 (c)	765	889,816
5.00%, 06/15/25 (c)	1,235	1,440,251
5.25%, 06/15/25 (c)	435	513,112
New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
4.00%, 06/15/24	220	242,829
4.25%, 06/15/25 (c)	885	1,008,798
4.38%, 06/15/25 (c)	420	478,511
5.00%, 06/15/22	1,000	1,041,682
5.00%, 06/15/23	1,000	1,089,373
5.00%, 06/15/24	1,080	1,222,844
5.00%, 06/15/25 (c)	105	122,744
New Jersey Economic Development Authority, Stevens Institute of Technology, Series A (RB) 3.00%, 07/01/30 (c)	1,000	1,070,515
New Jersey Economic Development Authority, The Goethals Bridge Replacement Project (RB)
5.12%, 01/01/24 (c)	350	390,360
5.25%, 01/01/24 (c)	1,000	1,126,144
5.38%, 01/01/24 (c)	900	1,007,791
5.50%, 01/01/24 (c)	500	564,745
New Jersey Economic Development Authority, West Campus Housing, LLC - New Jersey City University Student Housing Project, Series A (RB)
4.12%, 07/01/25 (c)	150	156,971
5.00%, 07/01/25 (c)	2,065	2,221,814
New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB)
5.00%, 06/15/22	550	572,925
5.00%, 06/15/23	515	561,027
5.00%, 06/15/24	1,090	1,234,776
New Jersey Educational Facilities Authority, Higher Educational Capital Improvement, Series A (RB) 5.00%, 09/01/24 (c)	330	376,551
New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program (RB)
5.00%, 04/01/28 (c)	940	1,143,563
5.00%, 04/01/28 (c)	1,000	1,218,975
5.00%, 04/01/28 (c)	630	765,221
New Jersey Health Care Facilities Financing Authority, St. Peter’s University System (RB) 6.00%, 08/30/21 (c)	170	170,527
New Jersey Health Care Facilities Financing Authority, State Contract (RB) 5.00%, 04/01/28 (c)	500	627,788
New Jersey Transportation Trust Fund Authority (RB) 5.00%, 12/15/28 (c)	1,240	1,564,747
New Jersey Transportation Trust Fund Authority Transportation System, Series A (RB) 5.00%, 06/15/31 (c)	1,370	1,818,630
New Jersey Transportation Trust Fund Authority, Series A (RB)
0.00%, 12/15/25 ^	230	220,202
0.00%, 12/15/25 ^	270	258,498
0.00%, 12/15/26 ^	575	540,458
0.00%, 12/15/28 ^	4,440	3,987,330
0.00%, 12/15/33 ^	705	553,132
0.00%, 12/15/34 ^	915	697,964
0.00%, 12/15/37 ^	1,780	1,243,686
0.00%, 12/15/37 ^	1,115	779,050
0.00%, 12/15/38 ^	605	410,002
0.01%, 12/15/28	1,450	1,302,168
0.01%, 12/15/29	1,905	1,666,511
0.01%, 12/15/30	3,210	2,733,339
0.01%, 12/15/31	1,880	1,557,065
0.01%, 12/15/32	3,020	2,436,432
0.01%, 12/15/33	1,190	933,656
0.01%, 12/15/34	1,265	964,944
0.01%, 12/15/35	1,535	1,138,196
0.01%, 12/15/38	4,000	2,710,757
0.01%, 12/15/40	930	591,577
4.00%, 12/15/28 (c)	695	829,639
4.00%, 12/15/29 (c)	2,295	2,708,654
5.00%, 12/15/28 (c)	6,400	8,053,427
5.00%, 12/15/28	200	255,839
5.00%, 06/15/22 (c)	6,835	7,118,931
5.00%, 06/15/24	1,100	1,246,104
5.25%, 12/15/23	100	111,797
5.50%, 12/15/23	205	230,392
New Jersey Transportation Trust Fund Authority, Series A (RB) (BAM) 4.25%, 12/15/28 (c)	1,180	1,393,580
New Jersey Transportation Trust Fund Authority, Series AA (RB)
3.75%, 12/15/28 (c)	525	601,082
4.25%, 06/15/24 (c)	695	750,993
4.75%, 06/15/25 (c)	150	169,487
4.75%, 06/15/25 (c)	1,375	1,548,488
5.00%, 12/15/30 (c)	2,000	2,536,743
5.00%, 06/15/22	345	359,380
5.00%, 06/15/23 (c)	135	146,828
5.00%, 06/15/23 (c)	200	217,547
5.00%, 06/15/23 (c)	640	692,173
5.00%, 06/15/23 (c)	1,330	1,434,305
5.00%, 06/15/24 (c)	1,195	1,330,903
5.00%, 06/15/24 (c)	1,620	1,812,879
5.00%, 06/15/25 (c)	665	766,268
5.00%, 06/15/25 (c)	340	391,603
5.25%, 06/15/23 (c)	925	1,008,838
5.25%, 06/15/23 (c)	130	141,445
5.25%, 06/15/25 (c)	505	589,091
New Jersey Transportation Trust Fund Authority, Series AA (RB) (ST)
4.00%, 06/15/22 (c)	220	227,235
5.00%, 06/15/22 (c)	5,810	6,051,352
5.00%, 06/15/22 (c)	2,375	2,473,660
5.00%, 06/15/22 (c)	265	276,008
5.00%, 06/15/22 (c)	425	442,655
New Jersey Transportation Trust Fund Authority, Series BB (RB)
3.25%, 12/15/28 (c)	2,340	2,536,997
3.50%, 12/15/28 (c)	5,320	5,785,094
4.00%, 12/15/28 (c)	1,140	1,331,985
5.00%, 12/15/28 (c)	1,000	1,268,746
New Jersey Transportation Trust Fund Authority, Series C (RB) 5.25%, 12/15/24 (c)	2,245	2,595,795
New Jersey Transportation Trust Fund Authority, Series C (RB) (AMBAC)
0.00%, 12/15/24 ^	430	419,781
0.00%, 12/15/25 ^	250	240,393
0.00%, 12/15/35 ^	5,475	4,117,836
0.01%, 12/15/26	1,210	1,143,398
0.01%, 12/15/28	185	167,359
New Jersey Transportation Trust Fund Authority, Series C (RB) (NATL) 0.01%, 12/15/31	365	305,425
New Jersey Transportation Trust Fund Authority, Series D (RB)
5.00%, 12/15/24	540	623,056
5.00%, 12/15/24 (c)	1,470	1,687,457
5.25%, 12/15/23	295	329,800
New Jersey Transportation Trust Fund Authority, Transportation Program, Series AA (RB)
3.00%, 12/15/30 (c)	1,035	1,095,949
4.00%, 12/15/30 (c)	5,100	6,012,164
4.00%, 12/15/30 (c)	5,000	5,925,016
5.25%, 12/15/28 (c)	5,040	6,362,746
New Jersey Transportation Trust Fund Authority, Transportation Program, Series BB-2 (RB) 5.00%, 06/15/31 (c)	1,500	1,997,084
New Jersey Transportation Trust Fund Authority, Transportation System, Series A (RB)
4.00%, 06/15/31 (c)	975	1,186,880
4.00%, 06/15/31 (c)	2,500	3,030,047
5.00%, 12/15/26	600	734,235
5.00%, 12/15/29 (c)	385	487,244
5.00%, 06/15/31 (c)	1,600	2,130,223
5.00%, 06/15/31	1,000	1,335,823
New Jersey Transportation Trust Fund Authroity Transportation System, Series A (RB) 4.00%, 06/15/31 (c)	3,140	3,815,607
New Jersey Transportation Trust Fund Authroity, Transportation Program, Series BB (RB) 5.00%, 12/15/28 (c)	505	644,802
Newark Housing Port Authority, Marine Terminal Redevelopment Project (RB) (NATL) 5.25%, 01/01/27	100	117,134
South Jersey Port Corp., Marine Terminal, Series B (RB)
5.00%, 01/01/28 (c)	750	909,755
5.00%, 01/01/28 (c)	4,000	4,811,295
5.00%, 01/01/28 (c)	360	438,194
5.00%, 01/01/28 (c)	1,000	1,195,298
South Jersey Transportation Authority, Transportation System, Series A (RB) 5.00%, 11/01/30 (c)	3,000	3,812,040
South Jersey Transportation Authority, Transportation System, Series A (RB) (BAM) 5.00%, 11/01/30 (c)	500	643,933
State of New Jersey, Various Purposes (GO) 5.00%, 12/01/29 (c)	1,000	1,292,068
Tobacco Settlement Financing Corp., Series A (RB)
5.00%, 06/01/28 (c)	9,400	11,364,529
5.25%, 06/01/28 (c)	4,000	4,929,043
Tobacco Settlement Financing Corp., Series B (RB)
3.20%, 06/01/27	830	850,740
5.00%, 06/01/28 (c)	12,330	14,748,731
		315,567,922
New Mexico: 0.2%
New Mexico Hospital Equipment Loan Council First Mortgage Revenue, Series A (RB) 5.00%, 07/01/26 (c)	5,480	6,334,357
Winrock Town Center Tax Increment Development District No. 1 (TA) 5.75%, 08/30/21 (c)	1,000	1,021,059
		7,355,416
New York: 8.4%
Brooklyn Arena Local Development Corp., Barclays Center (RB)
0.00%, 07/15/33 ^	370	283,528
0.00%, 07/15/47 ^	180	90,904
0.01%, 07/15/32	395	310,847
Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB)
5.00%, 01/15/27 (c)	5,040	5,933,782
5.00%, 07/15/26	345	419,302
Build NYC Resource Corp., Brooklyn Navy Yard Cogeneration Partners, L.P. Project (RB)
5.00%, 12/31/28	5,700	6,391,994
5.25%, 12/31/28 (c)	9,700	10,765,972
5.50%, 12/31/28 (c)	4,700	5,163,936
Build NYC Resource Corp., Metropolitan College of New York Project (RB) 5.25%, 11/01/24 (c)	250	279,321
Build NYC Resource Corp., Pratt Paper, Inc. Project (RB) 5.00%, 11/01/24 (c)	1,560	1,707,293
Build NYC Resource Corp., Richmond University Medical Center Project, Series A (RB) 5.62%, 12/01/28 (c)	6,200	7,120,316
Build NYC Resource Corp., Shefa School Project, Series A (RB) (SAW) 5.00%, 06/15/31 (c)	1,000	1,209,256
Chautauqua Tobacco Asset Securitization Corp. (RB) 5.00%, 06/01/24 (c)	1,000	1,040,603
Dormitory Authority of the State of New York, Series A (RB) 5.00%, 01/01/27 (c)	1,370	1,649,418
Dutchess County Local Development Corp., Bard College Project, Series A (RB)
5.00%, 07/01/30 (c)	1,000	1,246,508
5.00%, 07/01/30 (c)	8,370	10,386,921
5.00%, 07/01/30 (c)	1,500	1,893,537
Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB) 5.00%, 07/01/26 (c)	910	1,082,148
Erie Tobacco Asset Securitization Corp., Series A (RB)
5.00%, 08/30/21 (c)	1,295	1,296,858
5.00%, 08/30/21 (c)	335	335,482
Erie Tobacco Asset Securitization Corp., Series C (RB) 0.00%, 08/30/21 (c) ^	20,250	3,316,974
Erie Tobacco Asset Securitization Corp., Series D (RB) 0.00%, 08/30/21 (c) ^	10,000	1,058,692
Glen Cove Local Economic Assistance Corp. (RB) 5.00%, 01/01/27 (c)	4,210	4,683,072
Monroe County Industrial Development Corp., Rochester Regional Health Project, Series A (RB) 5.00%, 12/01/30 (c)	500	665,385
Monroe County Industrial Development Corp., St. Ann’s Community Project (RB)
4.00%, 01/01/26 (c)	1,650	1,839,968
5.00%, 01/01/26 (c)	1,455	1,664,312
Monroe County Industrial Development Corp., St. Ann’s Community Project (RB) (AGM) 5.00%, 01/01/26 (c)	2,000	2,268,573
Nassau County Tobacco Settlement Corp., Series A-2 (RB) 5.25%, 08/16/21 (c)	3,285	3,367,854
Nassau County Tobacco Settlement Corp., Series A-3 (RB)
5.00%, 08/16/21 (c)	3,655	3,703,919
5.12%, 08/16/21 (c)	3,905	3,967,210
New Rochelle Industrial Development Agency (RB)
5.25%, 01/01/22 (c) (d) *	1,422	28,438
5.50%, 07/01/19 (c) (d) *	65	1,302
New York City Housing Development Corp., Multi-Family Housing, Series F (RB) 4.50%, 05/15/24 (c)	4,500	4,679,482
New York Counties Tobacco Trust IV (RB)
0.00%, 08/16/21 (c) ^	10,525	1,233,164
5.00%, 08/16/21 (c)	745	751,670
New York Counties Tobacco Trust V (RB)
0.00%, 08/16/21 (c) ^	1,640	606,904
0.01%, 08/16/21 (c)	64,000	6,557,325
0.01%, 08/16/21 (c)	75,000	3,772,620
New York Counties Tobacco Trust VI (RB)
3.75%, 06/01/26 (c)	1,160	1,194,055
5.00%, 06/01/26 (c)	5,500	5,924,060
New York Counties Tobacco Trust VI, Tobacco Settlement Pass-Through Bonds, Series C (RB) 2.45%, 06/01/26 (c)	970	969,125
New York Liberty Development Corp., 3 World Trade Center Project (RB)
5.00%, 11/15/24 (c)	22,275	24,725,299
5.15%, 11/15/24 (c)	5,710	6,463,525
5.38%, 11/15/24 (c)	3,700	4,183,014
7.25%, 11/15/24 (c)	10,000	11,252,091
New York Liberty Development Corp., 7 World Trade Center Project (RB) 5.00%, 03/15/22 (c)	255	261,729
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Series 3 (RB) 2.80%, 03/15/29 (c)	7,000	7,312,438
New York State Dormitory Authority, CUNY Student Housing Project (RB) (AMBAC) 5.50%, 07/01/35	480	631,882
New York State Dormitory Authority, Fit Student Housing Corp. (RB) (NATL) 5.25%, 07/01/31	150	179,619
New York State Dormitory Authority, Pace Universtity, Series A (RB) 4.25%, 05/01/23 (c)	200	207,405
New York State Dormitory Authority, Yeshiva University, Series A (RB) 5.00%, 11/01/21 (c)	50	50,205
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
3.00%, 08/01/31	1,000	1,085,438
5.00%, 08/20/21 (c)	7,350	7,365,977
5.00%, 08/20/21 (c)	8,640	8,658,485
5.25%, 08/01/30 (c)	3,250	3,961,000
5.38%, 08/01/30 (c)	2,650	3,420,737
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project (RB)
4.00%, 10/01/30	8,665	10,533,663
4.38%, 10/01/30 (c)	3,350	4,037,799
5.00%, 01/01/28 (c)	160	197,802
5.00%, 01/01/28 (c)	1,600	1,987,204
5.00%, 10/01/30 (c)	8,650	11,275,251
5.00%, 10/01/30 (c)	8,500	10,947,611
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Series A (RB)
4.00%, 07/01/24 (c)	1,000	1,092,005
5.00%, 07/01/24 (c)	3,130	3,521,138
5.00%, 07/01/24 (c)	230	259,556
5.00%, 07/01/24 (c)	420	475,567
5.25%, 07/01/24 (c)	2,225	2,520,561
New York Transportation Development Corp., New York State Thruway Service Areas Project (RB) 4.00%, 10/31/31 (c)	1,000	1,188,611
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Series C (RB)
4.00%, 12/01/30 (c)	1,775	2,137,685
4.00%, 12/01/30 (c)	1,000	1,201,203
5.00%, 12/01/29	1,300	1,720,494
5.00%, 12/01/30 (c)	1,100	1,478,768
New York Transportation Development Corp., Terminal One Group Association, L.P. Project (RB) 5.00%, 01/01/23	3,355	3,568,802
Niagara Area Development Corp., New York Solid Waste Disposal Facility, Series A (RB) 4.75%, 07/01/23 (c)	4,000	4,229,173
Otsego County Capital Resource Corp., Hartwick College Project, Series A (RB) 5.00%, 10/01/25 (c)	355	374,592
Port Authority of New York & New Jersey, 227 Series (RB)
2.00%, 10/01/31	5,000	5,183,032
2.00%, 10/01/32	5,000	5,147,273
2.00%, 10/01/33	5,000	5,101,814
2.00%, 10/01/34	5,000	5,068,740
Suffolk Tobacco Asset Securitization Corp., Series B (RB)
5.38%, 08/30/21 (c)	65	65,094
6.00%, 08/30/21 (c)	4,150	4,158,066
Suffolk Tobacco Asset Securitization Corp., Series C (RB) 6.62%, 06/01/22 (c)	6,150	6,311,333
Syracuse Industrial Development Agency, Carousel Center Project, Series A (RB)
5.00%, 01/01/26 (c)	550	551,918
5.00%, 01/01/26 (c)	2,465	2,482,337
5.00%, 01/01/26 (c)	945	955,761
5.00%, 01/01/26 (c)	200	200,461
TSASC, Inc., Tobacco Settlement Bonds, Series A (RB) 5.00%, 06/01/23	1,500	1,548,579
TSASC, Inc., Tobacco Settlement Bonds, Series B (RB)
5.00%, 06/01/27 (c)	17,010	18,969,960
5.00%, 06/01/27 (c)	13,285	14,740,258
Ulster County Capital Resource Corp., Woodland Pond of New Paltz Project (RB)
4.00%, 09/15/24 (c)	855	853,042
5.00%, 09/15/24 (c)	400	407,785
5.25%, 09/15/24 (c)	180	182,525
5.25%, 09/15/24 (c)	1,000	1,025,152
Westchester County Industrial Development Agency, Million Air Two LLC General Aviation Facilities Project, Series A (RB) 7.00%, 06/01/24 (c)	3,390	3,665,710
Westchester County Local Development Corp., Medical Center (RB) 5.00%, 11/01/25 (c)	255	296,601
Westchester Tobacco Asset Securitization Corp., Series C (RB) 5.00%, 06/01/23 (c)	4,575	4,803,966
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Series A (RB) 5.00%, 10/15/29 (c)	275	322,339
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Series A (RB) (AGM) 5.00%, 10/15/29 (c)	315	376,659
		335,786,764
North Carolina: 0.7%
Columbus County Industrial Facilities and Pollution Control, International Paper Company Project, Series C (RB) 2.10%, 10/01/24 (p)	1,000	1,056,587
North Carolina Department of Transportation, I-77 Hot Lanes Project (RB)
5.00%, 06/30/25 (c)	1,000	1,118,116
5.00%, 06/30/25 (c)	1,430	1,578,774
North Carolina Medical Care Commission Health Care Facilities First Mortgage, Series A (RB)
4.00%, 03/01/28 (c)	1,235	1,393,527
4.00%, 03/01/28 (c)	3,000	3,345,817
4.00%, 03/01/28 (c)	4,000	4,411,997
North Carolina Medical Care Commission, Lutheran Services for the Aging, Series A (RB)
4.75%, 03/01/22 (c)	245	251,448
5.00%, 03/01/22 (c)	820	842,764
5.00%, 03/01/22 (c)	1,330	1,366,922
North Carolina Medical Care Commission, Pennybyrn at Maryfield (RB) 5.00%, 10/01/25	150	161,907
North Carolina Medical Care Commission, Retirement Facilities (RB)
4.70%, 07/01/25 (c)	550	595,447
5.00%, 10/01/24 (c)	250	275,841
5.00%, 10/01/24 (c)	250	273,497
North Carolina Medical Care Commission, Retirement Facilities, Series A (RB) 5.00%, 10/01/24 (c)	165	182,430
North Carolina Medical Care Commission, Retirement Facilities, Series A (RB) (AGM)
5.00%, 07/01/26 (c)	385	435,588
5.00%, 07/01/26 (c)	250	283,972
North Carolina Medical Care Commission, Salemtowne Project (RB) 5.25%, 10/01/25 (c)	465	516,389
North Carolina Medical Care Commission, Wake Forest University (RB) 5.00%, 01/01/27 (c)	1,225	1,399,730
North Carolina Turnpike Authority, Triangle Expressway System (RB)
4.00%, 01/01/30 (c)	1,250	1,431,556
5.00%, 01/01/27 (c)	1,000	1,205,515
5.00%, 01/01/30 (c)	1,705	2,104,417
North Carolina Turnpike Authority, Triangle Expressway System (RB) (AGM)
3.00%, 01/01/30 (c)	1,150	1,242,657
5.00%, 01/01/29 (c)	100	127,944
North Carolina Turnpike Authority, Triangle Expressway System (RB) (BAM) 5.00%, 02/01/24	3,000	3,354,913
		28,957,755
North Dakota: 0.3%
City of Grand Forks, Altru Health System Obligated Group (RB) 4.00%, 12/01/21 (c)	25	25,212
City of Williston, Eagle Crest Apartments LLC Project (RB)
6.25%, 09/01/23 (d) *	615	370,538
7.75%, 09/01/23 (c) (d) *	1,285	774,212
County of Grand Forks, North Dakota Solid Waste Disposal Facility, Red River Biorefinery, LLC Project (RB)
6.62%, 06/15/26 (c)	2,625	2,713,155
7.00%, 06/15/26 (c)	5,500	5,690,613
County of Ward, Health Care Facilities, Trinity Obligated Group, Series C (RB) 5.00%, 06/01/28 (c)	750	866,509
		10,440,239
Northern Mariana Islands: 0.1%
Commonwealth of the Northern Mariana Islands, Series A (GO) (AGM) 5.00%, 08/30/21 (c)	4,900	4,657,409
Ohio: 4.9%
Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group (RB) 5.25%, 11/15/26 (c)	500	600,736
Buckeye Tobacco Settlement Financing Authority, Series A-2 (RB)
3.00%, 06/01/30 (c)	5,330	5,674,738
4.00%, 06/01/30 (c)	9,550	11,181,091
Buckeye Tobacco Settlement Financing Authority, Series B-2 (RB) 5.00%, 06/01/30 (c)	85,125	100,188,652
Buckeye Tobacco Settlement Financing Authority, Series B-3 (RB) 0.01%, 06/01/30 (c)	35,000	5,802,016
Cleveland Cuyahoga County, Port Authority Cultural Facility, Playhouse Square Foundation Project (RB) 5.00%, 12/01/28	1,000	1,146,916
Columbus-Franklin County Finance Authority (RB) (SBG)
6.50%, 03/01/25 (c)	4,000	4,354,058
6.50%, 03/01/25 (c)	1,000	1,086,776
County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
4.75%, 02/15/27 (c)	340	380,058
5.25%, 02/15/27 (c)	1,750	2,064,651
County of Montgomery, Ohio Hospital Facilities, Series A (RB) 3.00%, 11/15/29 (c)	550	585,735
County of Montgomery, Premier Health Partners Obligated Group, Series A (RB)
4.00%, 11/15/29 (c)	3,940	4,536,632
4.00%, 11/15/29 (c)	2,250	2,575,792
Franklin County Convention Facilities Authority, Greater Columbus Convention Center Hotel Expansion Project (RB)
5.00%, 12/01/29 (c)	3,000	3,624,140
5.00%, 12/01/29 (c)	2,500	3,043,282
Franklin County, First Community Village Obligated Group (RB) 5.62%, 08/30/21 (c)	400	403,685
Greater Cincinnati Development Authority, Convention Center Hotel Acquisition and Demolition Project, Series A (RB) 3.00%, 05/01/22 (c)	3,000	3,005,660
Muskingum County, Ohio Hospital Facilities, Genesis HealthCare System Obligated Group Project (RB)
5.00%, 02/15/23 (c)	1,530	1,604,671
5.00%, 02/15/23 (c)	490	514,543
5.00%, 02/15/23 (c)	490	517,699
Ohio Air Quality Development Authority (RB)
3.25%, 09/01/29	4,500	5,040,806
6.75%, 02/01/22 (c)	2,270	2,318,241
Ohio Air Quality Development Authority, American Electric Co. Project, Series B (RB) 2.60%, 10/01/29 (c) (p)	2,500	2,658,572
Ohio Air Quality Development Authority, AMG Vanadium Project (RB) 5.00%, 07/01/29 (c)	6,000	7,075,228
Ohio Air Quality Development Authority, Pratt Paper LLC Project (RB)
4.25%, 01/15/28 (c)	500	582,890
4.50%, 01/15/28 (c)	4,000	4,724,297
Ohio Air Quality Development Authority, Series 2009A (RB) 2.88%, 02/01/26	4,000	4,282,672
Ohio Airport Special Revenue, Continental Airlines, Inc. Project (RB) 5.38%, 08/30/21 (c)	1,100	1,104,007
Ohio Higher Educational Facility Commission Healthcare (RB) 5.25%, 01/01/24 (c)	1,500	1,623,396
Ohio Housing Finance Agency Multifamily Housing (RB) 5.45%, 10/01/25 (c)	500	512,432
Ohio Water Development Authority, United States Steel Corp. Project (RB) 6.60%, 11/01/21 (c)	795	804,727
Southeastern Ohio Port Authority, Hospital Facilities Revenue, Memorial Health System Obligated Group Project (RB)
5.00%, 12/01/24 (c)	250	266,771
5.00%, 12/01/24 (c)	245	264,097
5.50%, 12/01/24 (c)	70	76,380
5.75%, 12/01/22 (c)	710	745,208
6.00%, 12/01/22 (c)	570	596,818
Southern Ohio Port Authority, PureCycle Project, Series A (RB) 7.00%, 12/01/27 (c)	8,650	10,108,327
		195,676,400
Oklahoma: 0.8%
Comanche County Hospital Authority, Series A (RB)
4.25%, 07/01/22 (c)	300	303,187
5.00%, 07/01/22 (c)	210	217,230
Holdenville Public Works Authority, Series A (RB) 4.38%, 11/01/24 (c)	605	562,046
Holdenville Public Works Authority, Series A (RB) (AGM) 4.30%, 11/01/24 (c)	780	732,130
Norman Regional Hospital Authority (RB)
3.25%, 09/01/29 (c)	340	376,289
4.00%, 09/01/26 (c)	150	168,090
Oklahoma County Finance Authority, Epworth Villa Project, Series A (RB)
5.00%, 04/01/22 (c)	825	800,128
5.00%, 04/01/23	90	90,689
Oklahoma Development Finance Authority, Oklahoma Proton Center, Series A-1 (RB) (AGM) 7.25%, 03/01/31 (c)	3,000	3,684,122
Oklahoma Development Finance Authority, OU Medicine Project, Series B (RB)
5.00%, 08/15/28 (c)	700	862,577
5.25%, 08/15/28 (c)	2,900	3,581,757
5.25%, 08/15/28 (c)	6,000	7,375,286
Oklahoma Development Finance Authority, OU Medicine Project, Series B (RB) (AGM)
5.50%, 08/15/28 (c)	1,300	1,615,797
5.50%, 08/15/28 (c)	8,320	10,316,284
Rogers County Industrial Development Authority (RB) 3.62%, 04/01/25 (c)	375	391,005
Tulsa Municipal Airport Trust, American Airlines, Inc. (RB) 5.00%, 06/01/25 (c) (p)	2,125	2,406,781
		33,483,398
Oregon: 0.0%
Yamhill County Hospital Authority, Series A (RB) 5.00%, 11/15/24 (c)	1,000	1,101,754
Pennsylvania: 4.0%
Allegheny County Industrial Development Authority, United States Steel Corp. Project (RB)
4.88%, 11/01/24	200	218,102
5.75%, 08/01/22 (c)	475	490,211
6.75%, 12/01/21 (c)	500	508,148
Allentown Neighborhood Improvement Zone Development Authority (RB)
5.00%, 05/01/27 (c)	250	296,015
5.00%, 05/01/27 (c)	2,000	2,334,655
5.00%, 05/01/28	1,000	1,224,120
5.00%, 05/01/28 (c)	500	599,420
5.00%, 05/01/28	895	1,086,210
5.00%, 05/01/28 (c)	250	301,823
5.38%, 05/01/28 (c)	1,000	1,190,366
Allentown Neighborhood Improvement Zone Development Authority, Series A (RB)
5.00%, 05/01/22 (c)	2,500	2,569,085
5.00%, 05/01/22 (c)	1,915	1,971,294
5.00%, 05/01/22 (c)	150	154,537
Berks County Industrial Development Authority (RB)
5.00%, 11/01/24	500	546,663
5.00%, 11/01/27 (c)	470	540,422
Berks County Industrial Development Authority, Tower Health Project (RB)
3.75%, 11/01/27 (c)	1,075	1,046,298
5.00%, 11/01/26	120	136,399
5.00%, 11/01/27 (c)	8,270	9,160,708
5.00%, 11/01/27 (c)	1,195	1,339,322
5.00%, 11/01/27 (c)	1,000	1,137,095
5.00%, 11/01/27 (c)	110	123,884
Berks County Municipal Authority, Reading Hospital and Medical Center Project, Series A (RB)
4.25%, 05/01/22 (c)	580	580,760
5.00%, 05/01/22 (c)	1,000	1,016,223
Berks County Municipal Authority, Tower Health Project (RB)
4.00%, 11/01/27 (c)	5,715	5,838,553
5.00%, 02/01/30	860	1,010,080
Berks County Municipal Authority, Tower Health Project, Series B-2 (RB) 5.00%, 02/01/27 (c) (p)	6,000	6,664,796
Berks County Municipal Authority, Tower Health Project, Series B-3 (RB) 5.00%, 02/01/30 (c) (p)	670	755,912
Blythe Township Solid Waste Authority (RB) 7.75%, 12/01/27 (c)	1,565	1,882,347
Bucks County Industrial Development Authority (RB) 4.00%, 07/01/31 (c)	1,000	1,154,793
Chambersburg Area Municipal Authority (RB) 6.00%, 10/01/24 (c)	1,000	1,119,622
Chester County Health and Education Facilities Authority, Immaculata University Project (RB)
5.00%, 11/01/27 (c)	430	398,050
5.00%, 11/01/27 (c)	1,000	951,030
Chester County Health and Education Facilities Authority, Simpson Senior Services Project (RB) 5.00%, 12/01/25 (c)	3,650	3,783,377
Chester County Health and Education Facilities Authority, Simpson Senior Services Project, Series A (RB) 5.25%, 12/01/25 (c)	440	458,083
Chester County Industrial Development Authority, University Student Housing, LLC Project, Series A (RB) 5.00%, 08/01/23 (c)	1,250	1,313,166
Chester County Industrial Development Authority, Woodland at Greystone Project (SA)
5.00%, 03/01/28 (c)	1,400	1,684,399
5.12%, 03/01/28 (c)	5,701	6,797,657
Crawford County Hospital Authority, Meadville Medical Center Project, Series A (RB)
6.00%, 06/01/26 (c)	440	481,111
6.00%, 06/01/26 (c)	1,440	1,570,725
Cumberland County Municipal Authority, Asbury Pennsylvania Obligated Group (RB) 5.25%, 01/01/22 (c)	400	408,397
Cumberland County, Diakon Lutheran Social Ministries (RB) 4.00%, 01/01/25 (c)	430	467,409
Dauphin County General Authority University, Harrisburg University of Science and Technology Project (RB)
5.00%, 10/15/27	500	561,412
5.12%, 10/15/27 (c)	2,000	2,288,601
Dauphin County General Authority University, Harrisburg University of Science and Technology Project (RB) (ST) 6.25%, 10/15/28 (c)	1,000	1,245,351
Delaware County Authority, Eastern University (RB) 5.25%, 10/01/22 (c)	315	323,379
Delaware County Industrial Development Authority, Chester Community Charter School Project, Series A (RB)
5.12%, 06/01/26 (c)	395	442,248
5.25%, 08/20/21 (c)	720	720,427
6.12%, 08/20/21 (c)	800	800,704
Delaware River Port Authority, Port District Project (RB)
5.00%, 01/01/23 (c)	1,080	1,153,010
5.00%, 01/01/23 (c)	840	896,736
Doylestown Hospital Authority, Series A (RB) 5.00%, 07/01/29 (c)	2,000	2,403,807
Franklin County Industrial Development Authority, Menno- Haven, Inc. Project (RB)
5.00%, 12/01/25 (c)	215	232,661
5.00%, 12/01/25 (c)	500	542,128
Franklin County Industrial Development Authority, Menno- Haven, Inc. Project (RB) (NATL) 5.00%, 12/01/25 (c)	1,900	2,056,847
Fulton County Industrial Development Authority, The Fulton County Medical Center Project (RB) 5.00%, 07/01/26 (c)	1,000	1,103,181
Lancaster County Hospital Authority, Brethren Village Project (RB) 5.12%, 07/01/27 (c)	1,000	1,158,276
Lancaster County Hospital Authority, St. Anne’s Retirement Community, Inc. Project (RB)
5.00%, 03/01/27 (c)	425	486,429
5.00%, 03/01/27 (c)	310	355,683
5.00%, 03/01/27 (c)	425	491,251
5.00%, 04/01/22 (c)	1,000	1,021,915
Lehigh County General Purpose Authority, Bible Fellowship Church Homes, Inc. (RB) 5.25%, 07/01/22 (c)	1,100	1,125,551
Mercer County, Industrial Development Authority, Thiel College Project (RB) 6.12%, 10/01/25 (c)	820	937,770
Montgomery County Industrial Development Authority Health System, Albert Einstein Healthcare Network Issue, Series A (RB)
4.25%, 01/15/25 (c)	635	699,251
5.25%, 01/15/25 (c)	4,235	4,796,469
Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB)
5.00%, 01/01/25 (c)	150	162,954
5.25%, 01/01/25 (c)	870	943,586
5.38%, 01/01/25 (c)	820	886,550
Moon Industrial Development Authority, Baptist Homes Society (RB)
5.62%, 07/01/25 (c)	300	326,766
5.75%, 07/01/25 (c)	2,000	2,168,412
6.00%, 07/01/25 (c)	590	637,853
Pennsylvania Economic Development Financing Authority, CarbonLite P, LLC Project (RB) 5.25%, 06/01/26 (d) *	913	912,969
Pennsylvania Economic Development Financing Authority, Energy Supply LLC Project, Series A (RB) 6.40%, 09/01/25 (c)	8,300	8,100,649
Pennsylvania Economic Development Financing Authority, Tapestry Moon Senior Housing Project, Series A (RB)
6.50%, 12/01/28 (c) (d) *	3,040	1,793,600
6.75%, 12/01/28 (c) (d) *	6,470	3,817,300
Pennsylvania Economic Development Financing Authority, The Pennsylvania Rapid Bridge Replacement Project (RB)
4.12%, 06/30/26 (c)	1,685	1,890,736
5.00%, 12/31/22	45	47,960
5.00%, 12/31/23	125	139,026
5.00%, 12/31/24	550	635,019
5.00%, 12/31/25	1,105	1,318,249
5.00%, 06/30/26 (c)	575	687,029
5.00%, 06/30/26 (c)	410	485,632
5.00%, 06/30/26 (c)	500	582,343
5.00%, 06/30/26 (c)	1,485	1,793,163
Pennsylvania Higher Educational Facilities Authority La Salle University (RB)
5.00%, 11/01/22 (c)	1,915	1,978,007
5.00%, 11/01/22 (c)	2,995	3,087,933
Pennsylvania Higher Educational Facilities Authority, Delaware Valley College of Science and Agriculture Project, Series LL (RB)
4.00%, 11/01/22 (c)	425	431,650
5.00%, 11/01/22 (c)	250	258,914
Philadelphia Authority for Industrial Development Charter School (RB)
5.00%, 06/15/28 (c)	1,000	1,175,547
5.00%, 06/15/28 (c)	500	595,782
Philadelphia Authority for Industrial Development Senior Living Facilities, Series A (RB) 5.00%, 07/01/27 (c)	2,000	2,280,205
Philadelphia Authority for Industrial Development The University of Arts (RB) 5.00%, 03/15/28 (c)	5,240	5,801,448
Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School Project, Series A (RB) 7.25%, 06/15/24 (c)	1,000	1,155,529
Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A (RB)
6.38%, 06/01/25 (c)	440	475,583
6.50%, 06/01/25 (c)	440	474,763
6.62%, 06/01/25 (c)	415	448,688
Philadelphia Authority for Industrial Development, Independence Charter School West Project (RB) 5.00%, 12/15/26 (c)	355	397,221
Philadelphia Authority for Industrial Development, Independence Charter School West Project (RB) (SAW) 4.00%, 12/15/26 (c)	350	385,072
Philadelphia Authority for Industrial Development, University Square Apartments Project (RB) 5.50%, 12/01/26 (c)	2,000	2,162,454
Philadelphia Authority for Industrial Development, Wesley Enhanced Living Obligation Group, Series A (RB)
5.00%, 07/01/27 (c)	2,000	2,259,050
5.00%, 07/01/27 (c)	2,500	2,804,893
5.00%, 07/01/27 (c)	735	844,520
Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System Obligated Group (RB) 5.00%, 07/01/27 (c)	1,000	1,185,948
Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System Obligated Group, Series A (RB)
5.00%, 07/01/27 (c)	220	261,503
5.00%, 07/01/27 (c)	1,240	1,477,157
5.62%, 07/01/22 (c)	2,190	2,283,971
5.62%, 07/01/22 (c)	5,020	5,229,707
Scranton Redevelopment Authority, Series A (RB) 5.00%, 05/15/24 (c)	250	258,106
Susquehanna Area Regional Airport Authority, Series A (RB) 5.00%, 01/01/23 (c)	1,650	1,733,583
Susquehanna Area Regional Airport Authority, Series B (RB) 4.00%, 01/01/23 (c)	1,210	1,247,084
		159,178,468
Puerto Rico: 4.0%
Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB)
4.00%, 07/01/22	25	25,818
5.00%, 07/01/22	100	104,179
5.00%, 07/01/22 (c)	5,365	5,596,764
5.12%, 07/01/22 (c)	1,050	1,096,553
5.25%, 07/01/22 (c)	6,970	7,286,946
5.75%, 07/01/22 (c)	4,025	4,226,331
6.00%, 07/01/22 (c)	4,550	4,787,937
6.12%, 07/01/24	155	170,697
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, AES Puerto Rico Project (RB) 6.62%, 08/30/21 (c)	100	103,500
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Ana G. Mendez University System Project (RB)
5.12%, 04/01/22 (c)	100	101,575
5.38%, 04/01/22 (c)	100	101,750
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, University Plaza Project, Series A (RB) (NATL) 5.00%, 01/01/22 (c)	20	20,454
Puerto Rico Sales Tax Financing Corp. (RB) 0.01%, 07/01/28 (c)	635	213,651
Puerto Rico Sales Tax Financing Corp. (RB) (AMBAC) 0.00%, 08/01/47 ^	80	26,217
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB)
0.01%, 07/01/24	4,980	4,801,196
0.01%, 07/01/28 (c)	3,850	2,895,302
4.50%, 07/01/25 (c)	2,000	2,220,705
5.00%, 07/01/28 (c)	32,429	37,894,259
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB) (AGC) 4.55%, 07/01/28 (c)	6,662	7,681,775
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB) (AMBAC) 4.75%, 07/01/28 (c)	22,174	25,498,153
Puerto Rico Sales Tax Financing Corp., Series A-2 (RB)
4.33%, 07/01/28 (c)	10,960	12,482,992
4.33%, 07/01/28 (c)	14,958	17,036,550
4.78%, 07/01/28 (c)	12,259	14,157,016
Puerto Rico Sales Tax Financing Corp., Series A-2 (RB) (AGM) 4.54%, 07/01/28 (c)	4,537	5,155,705
Puerto Rico Sales Tax Rev Restructed BDS Cofina A-1 (RB) 0.01%, 07/01/28 (c)	4,263	1,037,705
Puerto Rico Sales Tax Rev Restructed BDS Cofina A-2 (RB) 4.55%, 07/01/28 (c)	5,000	5,765,367
		160,489,097
Rhode Island: 0.3%
Rhode Island Health and Educatioanl Busines Corp., Hospital Financing (RB) 5.00%, 05/15/26 (c)	1,000	1,151,146
Rhode Island Health and Educational Building Corp., Care New England Issue, Series B (RB) 5.00%, 09/01/26	100	117,606
Rhode Island Health and Educational Building Corp., Lifespan Obligated Group Issue (RB)
5.00%, 05/15/23	250	269,204
5.00%, 05/15/26 (c)	690	792,641
Tobacco Settlement Financing Corp., Series A (RB)
0.00%, 08/16/21 (c) ^	24,580	4,046,338
5.00%, 06/01/25 (c)	1,650	1,864,211
Tobacco Settlement Financing Corp., Series B (RB)
4.50%, 06/01/25 (c)	2,000	2,187,956
5.00%, 06/01/25 (c)	2,000	2,236,128
		12,665,230
South Carolina: 0.5%
Berkeley County (SA) 4.38%, 11/01/29 (c)	800	911,103
Connector 2000 Association, Inc., Series A-1 (RB) 0.00%, 04/01/26 (c) ^	4,878	592,818
South Carolina Jobs-Economic Development Authority, Hampton Medical Center Project (RB)
5.00%, 11/01/24 (c)	500	555,945
5.00%, 11/01/24 (c)	500	560,668
5.00%, 11/01/24 (c)	650	725,868
South Carolina Jobs-Economic Development Authority, High Point Academy Project, Series A (RB)
5.75%, 12/15/26 (c)	500	589,095
5.75%, 12/15/26 (c)	500	582,213
South Carolina Jobs-Economic Development Authority, Series A (RB) (AGM) 5.00%, 04/01/24 (c)	1,000	1,092,024
South Carolina Jobs-Economic Development Authority, Solid Waste Disposal, Series A (RB) 6.50%, 06/01/28 (c)	1,000	1,054,075
South Carolina Jobs-Economic Development Authority, South Carolina Episcopal Home at Still Hopes (RB)
5.00%, 04/01/25 (c)	5,000	5,527,728
5.00%, 04/01/25 (c)	1,750	1,932,751
South Carolina Jobs-Economic Development Authority, The Lutheran Homes of South Carolina, Inc. (RB) 5.00%, 05/01/23 (c)	320	326,078
South Carolina Jobs-Economic Development Authority, The Woodlands at Furman (RB)
4.00%, 11/15/24 (c)	350	371,725
4.00%, 11/15/24 (c)	795	846,731
5.25%, 11/15/24 (c)	3,755	4,153,140
		19,821,962
South Dakota: 0.0%
City of Sioux Falls, Dow Rummel Village Project (RB)
5.00%, 11/01/26 (c)	500	534,635
5.00%, 11/01/26 (c)	750	834,961
		1,369,596
Tennessee: 0.7%
Blount County, Health and Educational Facilities Board, Series A (RB) 5.00%, 01/01/25 (c)	240	203,650
Bristol Industrial Development Board, Pinnacle Project, Series A (RB)
5.00%, 12/01/26 (c)	2,000	2,000,787
5.12%, 12/01/26 (c)	5,000	4,912,695
Chattanooga Health, Educational and Housing Facility Board, Series A-2 (RB) 5.00%, 08/01/29 (c)	310	388,875
Chattanooga-Hamilton County Hospital, Erlanger Health System, Series A (RB) 5.00%, 10/01/24 (c)	540	605,655
Knox County Health Educational and Housing Facility Board (RB)
4.00%, 09/01/26 (c)	290	307,639
4.00%, 09/01/26 (c)	295	318,318
5.00%, 04/01/27 (c)	380	445,495
Memphis-Shelby County Industrial Development Board, Graceland Project, Series A (TA)
5.50%, 07/01/27 (c)	1,100	1,085,574
5.62%, 07/01/27 (c)	1,500	1,479,138
Memphis-Shelby County Industrial Development Board, Series A (TA) 4.75%, 07/01/27	560	553,586
Shelby County, Tennessee Health, Educational and Housing Facility Board, The Farms at Bailey Station, Series A (RB)
5.50%, 10/01/25 (c)	250	271,292
5.75%, 10/01/25 (c)	5,755	6,195,451
5.75%, 10/01/25 (c)	1,595	1,733,035
Shelby County, Tennessee Health, Educational and Housing Facility Board, Trezevant Manor Project, Series A (RB)
5.00%, 09/01/26 (c)	475	428,981
5.38%, 09/01/23 (c)	205	188,882
5.50%, 09/01/23 (c)	200	182,325
Tennessee Energy Acquisition Corp., Series B (RB) 5.62%, 09/01/26	4,200	5,167,323
Tennessee Energy Acquisition Corp., Series C (RB) 5.00%, 02/01/23	160	171,192
The Health, Educational and Housing Facility Board of the City of Chattanooga, CommonSpirit Health, Series A-1 (RB) 4.00%, 08/01/29 (c)	200	236,830
		26,876,723
Texas: 4.5%
Angelina & Neches River Authority (RB) 7.50%, 06/01/28 (c)	1,000	1,018,613
Arlington Higher Education Finance Corp., Wayside Schools, Series A (RB)
4.00%, 08/15/26 (c)	1,025	1,127,475
4.00%, 08/15/26 (c)	610	675,443
Austin Convention Enterprises, Inc., Convention Center Hotel, First Tier, Series A (RB) (SAW) 5.00%, 01/01/27	280	329,116
Austin Convention Enterprises, Inc., Convention Center Hotel, Second Tier, Series B (RB)
5.00%, 01/01/26	715	800,176
5.00%, 01/01/27 (c)	500	554,250
Austin Convention Enterprises, Inc., Convention Center Hotel, Second Tier, Series B (RB) (AGM) 5.00%, 01/01/23	800	834,086
Board of Managers, Joint Guadalupe County, City of Seguin Hospital (RB)
5.00%, 12/01/25 (c)	610	663,288
5.00%, 12/01/25 (c)	215	232,439
5.25%, 12/01/25 (c)	700	779,956
Brazoria County Industrial Development Corp., Texas Solid Waste Disposal Facilities, Gladieux Recycling, LLC Project (RB) (SAW) 8.50%, 03/01/26 (c)	5,550	5,670,155
Brazoria County Industrial Development Corp., Texas Solid Waste Disposal Facilities, Gladieux Recycling, LLC Project (RB) (SBG) 7.00%, 03/01/26 (c)	1,850	2,022,314
Central Texas Regional Mobility Authority, Senior Lien (RB)
5.00%, 01/01/26 (c)	200	234,826
5.00%, 01/01/26 (c)	285	335,328
5.00%, 01/01/26 (c)	400	469,635
5.00%, 01/01/26 (c)	850	1,008,910
Central Texas Regional Mobility Authority, Senior Lien, Series A (RB)
5.00%, 01/01/23 (c)	1,270	1,358,479
5.00%, 01/01/23 (c)	1,305	1,395,917
5.00%, 07/01/25 (c)	805	928,210
5.00%, 07/01/25 (c)	565	651,066
5.00%, 07/01/25 (c)	120	140,027
Central Texas Regional Mobility Authority, Senior Lien, Series B (RB)
4.00%, 01/01/31 (c)	5,000	5,916,758
5.00%, 01/01/31 (c)	4,000	5,172,133
5.00%, 01/01/31 (c)	1,200	1,606,761
Central Texas Regional Mobility Authority, Senior Lien, Series E (RB)
4.00%, 01/01/30 (c)	2,525	2,961,705
5.00%, 01/01/30 (c)	1,635	2,069,784
Central Texas Regional Mobility Authority, Subordinated Lien (RB)
5.00%, 01/01/23 (c)	360	385,081
5.00%, 01/01/23 (c)	400	427,867
Central Texas Regional Mobility Authority, Subordinated Lien, Series G (RB)
4.00%, 01/01/30 (c)	5,690	6,625,782
4.00%, 01/01/30 (c)	1,500	1,756,861
Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24	775	885,365
City of Houston, Airport System, United Airlines, Inc. Airport Improvement Projects, Series C (RB)
5.00%, 07/15/27	3,140	3,768,462
5.00%, 07/15/28	2,000	2,448,361
City of Houston, Continental Airlines, Inc., Terminal Improvement Projects (RB) 6.50%, 08/30/21 (c)	2,050	2,062,717
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. (RB)
4.75%, 07/01/24	2,375	2,549,700
5.00%, 07/15/28	1,000	1,215,297
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-1 (RB)
5.00%, 07/15/25 (c)	650	724,800
5.00%, 07/15/25 (c)	2,600	2,934,711
Clifton Higher Education Finance Corp., Series A (RB)
5.12%, 08/15/25 (c)	730	846,859
5.50%, 08/15/25 (c)	610	709,306
Clifton Higher Education Finance Corp., Series D (RB)
5.75%, 08/15/25 (c)	500	588,229
6.00%, 08/15/25 (c)	500	588,381
Colhoun County Navigation Industrial Development Authority Facility, Series A (RB) 3.62%, 07/01/24 (c)	500	518,192
Dallas County Flood Control District No. 1 (GO) 5.00%, 04/01/23 (c)	850	877,478
Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 10/01/22 (c)	2,265	2,318,766
Harris County, Houston Sports Authority, Junior Lien, Series H (RB) (NATL)
0.00%, 11/15/23 ^	675	668,869
0.00%, 11/15/23 ^	250	240,605
0.00%, 11/15/27 ^	590	509,436
0.00%, 11/15/31 (c) ^	145	64,280
0.00%, 11/15/31 (c) ^	120	68,861
0.00%, 11/15/31 (c) ^	170	70,602
0.01%, 11/15/25	495	453,964
0.01%, 11/15/29	1,405	1,127,290
0.01%, 11/15/30	115	88,686
0.01%, 11/15/31 (c)	1,140	444,016
0.01%, 11/15/31 (c)	350	176,712
0.01%, 11/15/31 (c)	705	489,922
Harris County, Houston Sports Authority, Third Lien, Series A-3 (RB) (NATL)
0.00%, 11/15/24 (c) ^	335	161,072
0.00%, 11/15/24 (c) ^	100	61,193
La Vernia Higher Education Finance Corp., Meridian World School, Series A (RB) 5.50%, 08/15/24 (c)	675	749,246
Love Field Airport Modernization Corp., Southwest Airlines Co. (RB) 5.00%, 11/01/22	280	296,411
Matagorda County Navigation District No. 1, Series A (RB) (BAM) 2.60%, 11/01/29	3,000	3,261,799
Mesquite Health Facility Development Corp., Christian Care Centers, Inc. Project (RB) (NATL)
5.12%, 02/15/24 (c)	2,680	2,090,400
5.12%, 02/15/24 (c)	700	546,000
Mission Economic Development Corp., Senior Lien, Natgasoline Project (RB) 4.62%, 10/01/21 (c)	10,000	10,561,563
New Hope Cultural Education Facilities Finance Corp. (RB) 5.50%, 07/01/26 (c)	1,595	1,278,289
New Hope Cultural Education Facilities Finance Corp., 4-K Housing, Inc. Stoney Brook Project, Series B (RB)
5.00%, 07/01/25 (c)	1,000	955,233
5.00%, 07/01/25 (c)	235	159,079
New Hope Cultural Education Facilities Finance Corp., Bridgemoor Plano Project, Series D (RB) (AGC) 12.00%, 12/01/25 (c) (d) *	750	299,863
New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., Series B (RB)
4.00%, 07/01/26 (c)	1,030	869,469
4.25%, 07/01/26 (c)	1,700	1,338,172
5.00%, 07/01/26 (c)	1,000	781,298
New Hope Cultural Education Facilities Finance Corp., Carillon Lifecare Community Project (RB) 5.00%, 07/01/24 (c)	230	241,327
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Series A (RB)
4.25%, 08/30/21 (c)	250	250,544
5.00%, 08/30/21 (c)	1,000	1,002,146
5.12%, 08/30/21 (c)	1,000	1,002,231
New Hope Cultural Education Facilities Finance Corp., Legacy Preparatory Charter Academy, Series A (RB) 5.25%, 02/15/23 (c)	250	274,047
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project (RB) (SAW) 6.25%, 01/01/23 (c)	100	105,695
New Hope Cultural Education Facilities Finance Corp., MRC Crestview Project (RB)
5.00%, 11/15/24 (c)	1,610	1,765,737
5.00%, 11/15/24 (c)	100	111,222
New Hope Cultural Education Facilities Finance Corp., MRC Senior Living - The Langford Project, Series A (RB)
5.38%, 11/15/26 (c)	975	1,063,414
5.50%, 11/15/26 (c)	750	813,080
New Hope Cultural Education Facilities Finance Corp., NCCD-College Station Properties LLC, Series A (RB)
5.00%, 07/01/24	115	99,475
5.00%, 07/01/25 (c)	440	378,400
5.00%, 07/01/25 (c)	500	432,500
5.00%, 07/01/25 (c)	100	86,500
New Hope Cultural Education Facilities Finance Corp., Presbyterian Village North Project (RB) 5.25%, 10/01/25 (c)	200	221,021
New Hope Cultural Education Facilities Finance Corp., Quality Senior Housing Foundation of East Texas, Series A-1 (RB) 5.00%, 12/01/26 (c)	2,045	2,270,358
New Hope Cultural Education Facilities Finance Corp., Quality Senior Housing Foundation, Series A-1 (RB) 5.00%, 12/01/26 (c)	1,000	1,122,860
New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc. Project (RB)
5.00%, 01/01/26 (c)	250	264,902
5.00%, 01/01/26 (c)	250	265,724
North East Texas Regional Mobility Authority, Series A (RB) 5.00%, 01/01/26 (c)	1,050	1,194,302
North East Texas Regional Mobility Authority, Series B (RB)
5.00%, 01/01/26 (c)	600	679,729
5.00%, 01/01/26 (c)	400	455,639
Port Beaumont Navigation District, Allegiant Industrial Island Park Project (RB) 8.00%, 02/01/26 (c)	2,500	2,780,254
Port Beaumont Navigation District, Jefferson Gulf Coast Energy Project, Series A (RB) (BAM) 4.00%, 01/01/22 (c)	10,260	10,639,958
Pottsboro Higher Education Finance Corp., Imagine International Academy of North Texas LLC, Series A (RB)
5.00%, 08/15/26 (c)	400	446,615
5.00%, 08/15/26 (c)	400	439,662
Reagan Hospital District, Series A (GO) 5.12%, 02/01/24 (c)	1,000	1,077,330
Red River Health Facilities Development Corp., MRC The Crossings Project, Series A (RB) 8.00%, 11/15/24 (c)	2,425	2,722,050
Sanger Industrial Development Corp., Texas Pellets Project, Series B (RB) 8.00%, 07/01/22 (c) (d) *	9,900	2,475,000
Tarrant County Cultural Education Facilities Finance Corp. Retirement Facility Revenue Bonds, Series A (RB) 5.00%, 11/15/25 (c)	1,100	1,000,667
Tarrant County Cultural Education Facilities Finance Corp., Air Force Villages Obligated Group Project (RB) 5.00%, 05/15/24 (c)	125	136,569
Tarrant County Cultural Education Facilities Finance Corp., Buckingham Senior Living Community, Inc. Project, Series A (RB)
5.25%, 11/15/25 (c) (d) *	100	55,000
5.50%, 11/15/25 (c) (d) *	800	440,000
Tarrant County Cultural Education Facilities Finance Corp., Buckingham Senior Living Community, Inc. Project, Series B (RB) 4.50%, 08/30/21 (c) (d) *	690	379,500
Tarrant County Cultural Education Facilities Finance Corp., Buckner Senior Living, Ventana Project, Series A (RB)
6.62%, 05/15/27 (c)	3,850	4,457,254
6.75%, 05/15/27 (c)	2,100	2,414,075
Tarrant County Cultural Education Facilities Finance Corp., C.C. Young Memorial Home Project, Series A (RB) 6.38%, 02/15/27 (c)	535	432,885
Tarrant County Cultural Education Facilities Finance Corp., Northwest Senior Housing Corp. Edgemere Project (RB) 5.25%, 05/15/27 (c)	2,180	2,044,169
Tarrant County Cultural Education Facilities Finance Corp., Northwest Senior Housing Corp. Edgemere Project, Series A (RB) 5.00%, 11/15/25 (c)	1,000	999,924
Tarrant County Cultural Education Facilities Finance Corp., Northwest Senior Housing Corp. Edgemere Project, Series B (RB)
4.00%, 11/15/25	100	98,257
5.00%, 11/15/25 (c)	1,405	1,353,986
Texas Muncipal Gas Acqusition and Supply Corp. III (RB) 5.00%, 12/15/31	1,500	2,035,519
Texas Municipal Gas Acquisition & Supply Corp. III (RB) 5.00%, 12/15/32	2,000	2,754,642
Texas Private Activity Bond Surface Transportation Corp., Blueridge Transportation Group LLC Project (RB)
5.00%, 12/31/25 (c)	230	262,440
5.00%, 12/31/25 (c)	250	282,900
5.00%, 12/31/25 (c)	460	521,788
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC Project (RB)
5.00%, 06/30/29 (c)	5,420	6,740,328
7.00%, 09/01/23 (c)	515	585,605
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC Project, Series A (RB)
4.00%, 12/31/29 (c)	500	593,099
5.00%, 12/31/29 (c)	1,000	1,280,591
Texas Transportation Commission, Central Texas Turnpike System, Series C (RB)
5.00%, 08/15/24 (c)	850	952,993
5.00%, 08/15/24 (c)	600	674,342
5.00%, 08/15/24 (c)	1,500	1,668,511
5.00%, 08/15/24 (c)	7,100	7,932,244
Town of Westlake, Solana Public Improvement District (SA)
6.12%, 09/01/25 (c)	1,000	1,042,861
6.25%, 09/01/25 (c)	1,000	1,042,929
6.38%, 09/01/25 (c)	1,000	1,044,166
Woodloch Health Facilities Development Corp., Series A-1 (RB) 6.75%, 12/01/24 (c) (d) *	4,980	3,500,433
		180,410,794
Utah: 0.4%
Mida Mountain Village Public Infrastructure District, Mountain Village Assesment Area #2 (SA) 4.00%, 08/01/31 (c)	5,000	5,315,486
Mida Mountain Village Public Infrastructure District, Mountain Village Assesment Area, Series A (SA) 4.50%, 08/01/30 (c)	2,500	2,879,130
Mida Mountain Village Public Infrastructure District, Mountain Village Assessment Area, Series A (SA) 5.00%, 08/01/30 (c)	4,000	4,610,645
Utah Charter School Finance Authority, Freedom Academy Foundation Project (RB)
5.25%, 06/15/27 (c)	1,500	1,711,439
5.38%, 06/15/27 (c)	3,195	3,605,795
		18,122,495
Vermont: 0.1%
Vermont Economic Development Authority, Wake Robin Corp. Project (RB) 5.40%, 05/01/22 (c)	1,100	1,128,871
Vermont Economic Development Authority, Wake Robin Corp. Project, Series A (RB) 5.00%, 05/01/27 (c)	1,160	1,313,576
		2,442,447
Virgin Islands: 0.8%
Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note (RB) (NATL) 4.25%, 08/30/21 (c)	720	728,085
Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note, Series C (RB)
4.50%, 10/01/24 (c)	550	489,214
5.00%, 10/01/24 (c)	4,250	4,144,224
5.00%, 10/01/24 (c)	1,700	1,693,711
Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Loan Note, Cruzan Project, Series A (RB) 6.00%, 08/30/21 (c)	180	180,412
Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A (RB)
6.62%, 08/30/21 (c)	240	241,955
6.75%, 08/30/21 (c)	1,840	1,854,988
Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series A (RB)
4.50%, 08/30/21 (c)	130	128,636
5.00%, 08/30/21 (c)	3,870	3,879,077
5.00%, 08/30/21 (c)	1,125	1,127,639
5.00%, 08/30/21 (c)	4,365	4,375,239
Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series B (RB)
5.00%, 08/30/21 (c)	1,120	1,122,627
5.00%, 08/30/21 (c)	970	972,276
5.00%, 08/30/21 (c)	465	458,405
5.25%, 08/30/21 (c)	3,180	3,131,680
Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Subordinate Lien, Series C (RB) 5.00%, 08/30/21 (c)	200	199,407
Virgin Islands Water and Power Authority, Series A (RB)
5.00%, 08/30/21 (c)	65	64,667
5.00%, 08/30/21 (c)	330	328,976
Virgin Islands Water and Power Authority, Series B (RB)
5.00%, 08/30/21 (c)	1,170	1,161,352
5.00%, 08/30/21 (c)	5,560	5,461,807
5.00%, 08/30/21 (c)	170	168,026
5.00%, 08/30/21 (c)	1,070	1,059,411
		32,971,814
Virginia: 1.5%
Albemarle County, Virginia Economic Development Authority, Series A (RB)
4.62%, 01/01/23 (c)	640	662,977
5.00%, 01/01/23 (c)	1,000	1,037,824
Ballston Quarter Community Development Authority, Series A (TA) 5.50%, 03/01/27 (c)	500	463,826
Bristol Industrial Development Authority, Series B (RB) 6.35%, 11/01/24 (c)	250	178,474
Cherry Hill Community Development Authority, Potomac Shores Project (SA)
5.15%, 03/01/25 (c)	200	213,429
5.40%, 03/01/25 (c)	495	528,072
Chesapeake Bay Bridge and Tunnel District, First Tier (RB)
5.00%, 11/01/23	1,000	1,105,492
5.00%, 07/01/26 (c)	1,025	1,223,371
5.00%, 07/01/26 (c)	1,000	1,194,470
City of Chesapeake, Chesapeake Transportation System, Series A (RB) 5.00%, 07/15/22 (c)	380	397,155
City of Hopewell, Sewer System, Series A (RB) 5.00%, 08/30/21 (c)	240	240,743
Farms New Kent Community Development Authority (SA) 0.00%, 03/01/36 ^	9,500	5,124,050
Farms New Kent Community Development Authority, Series A (SA) 3.75%, 03/01/31 (c)	5,000	5,458,049
Farmville Industrial Development Authority, Educational Facilities, Longwood University Student Housing Projects, Series A (RB)
5.00%, 07/01/30 (c)	3,655	4,539,112
5.00%, 07/01/30 (c)	2,800	3,454,168
Hanover County, Economic Development Authority (RB)
5.00%, 07/01/24 (c)	500	548,829
5.00%, 07/01/24 (c)	500	549,277
Hanover County, Economic Development Authority, Series A (RB)
5.00%, 07/01/22 (c)	1,500	1,543,989
5.00%, 07/01/22 (c)	1,500	1,542,193
Norfolk Redevelopment and Housing Authority Revenue Bonds Fort Norfolk Retirement Community Harbors Edge Series A (RB) 5.25%, 01/01/24 (c)	2,400	2,583,937
Peninsula Town Center Community Development Authority (RB)
5.00%, 09/01/27 (c)	3,850	4,254,449
5.00%, 09/01/27 (c)	500	554,028
Riverside County Transportation Commission, Series A (RB) 5.38%, 09/01/26 (c)	3,500	3,581,528
Roanoke County Economic Development Authority, Series B (RB) 4.62%, 09/01/29 (c) (p)	1,000	1,001,914
Roanoke Economic Development Authority, Residential Care Facility (RB) 5.00%, 09/01/27 (c)	500	505,069
Virginia College Building Authority, Marymount University Project, Series A (RB)
5.00%, 07/01/25 (c)	1,000	1,092,968
5.00%, 07/01/25 (c)	2,400	2,594,256
Virginia College Building Authority, Marymount University Project, Series B (RB)
5.00%, 07/01/25 (c)	3,500	3,783,290
5.25%, 07/01/25 (c)	2,300	2,563,298
Virginia Small Business Financing Authority, Elizabeth River Crossing Opco, LLC Project (RB)
5.50%, 07/01/22 (c)	760	794,783
6.00%, 07/01/22 (c)	1,550	1,630,175
Virginia Small Business Financing Authority, Senior Lien 95 Express Lanes, LLC Project (RB)
5.00%, 01/01/22 (c)	1,070	1,090,140
5.00%, 01/01/22 (c)	300	305,734
Virginia Small Business Financing Authority, Solid Waste Disposal Facility (RB) 5.00%, 07/01/38 (c) (p)	2,000	2,127,849
Wise County Industrial Development Authority, Virginia Electric and Power Co. Project, Series A (RB) (AGC) 0.75%, 09/02/25 (p)	1,000	1,014,166
		59,483,084
Washington: 1.9%
Greater Wenatchee Regional Events Center, Public Facilities District, Series A (RB) 5.50%, 09/01/22 (c)	1,000	1,035,048
Kalispel Tribe Indians Priority, Series A (RB)
5.00%, 01/01/28 (c)	250	301,195
5.25%, 01/01/28 (c)	250	301,607
King County Public Hospital District No. 4, Snoqualmie Valley Hospital, Series A (GO) 5.00%, 12/01/25 (c)	1,000	1,043,651
King County Public Hospital District No. 4, Snoqualmie Valley Hospital, Series A (RB)
5.75%, 12/01/25 (c)	500	553,656
6.00%, 12/01/25 (c)	500	555,469
6.25%, 12/01/25 (c)	250	278,573
Klickitat County Public Hospital District No. 2 (RB)
5.00%, 12/01/27 (c)	1,415	1,517,348
5.00%, 12/01/27 (c)	1,230	1,288,374
5.00%, 12/01/27 (c)	1,170	1,240,637
Washington Economic Development Finance Authority, Tax-exempt Enviornmental Facilities, Series A (RB) 5.62%, 12/01/30 (c)	3,000	3,702,465
Washington Health Care Facilities Authority, CommonSpirit Health, Series A-1 (RB) 4.00%, 08/01/29 (c)	100	116,741
Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB) 5.00%, 08/15/27 (c)	205	244,428
Washington State Convention Center Public Facilities District (RB)
4.00%, 07/01/28 (c)	5,035	5,788,308
4.00%, 07/01/31	5,200	6,210,034
5.00%, 07/01/28 (c)	810	1,039,260
5.00%, 07/01/28 (c)	3,475	4,371,987
Washington State Convention Center Public Facilities District Subordinate Lodging (RB) 5.00%, 07/01/28 (c)	5,500	6,900,183
Washington State Housing Finance Commission, Bayview Manor Senior Project, Series A (RB)
5.00%, 07/01/24 (c)	150	164,503
5.00%, 07/01/24 (c)	2,000	2,176,710
5.00%, 07/01/24 (c)	1,000	1,086,875
Washington State Housing Finance Commission, Hearthstone Project, Series A (RB) 5.00%, 07/01/26 (c)	500	548,904
Washington State Housing Finance Commission, Herons Key Senior Living, Series A (RB)
6.00%, 07/01/25	170	189,882
6.75%, 07/01/25 (c)	1,640	1,828,102
7.00%, 07/01/25 (c)	2,000	2,223,563
Washington State Housing Finance Commission, Herons Key Senior Living, Series B (RB) 6.50%, 07/01/25 (c)	1,350	1,499,393
Washington State Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB)
3.75%, 07/01/26	150	157,974
5.00%, 01/01/25 (c)	1,500	1,649,934
5.00%, 01/01/25 (c)	825	917,259
5.00%, 01/01/25 (c)	2,495	2,740,067
Washington State Housing Finance Commission, Rockwood Retirement Communities Project (RB) 5.00%, 01/01/26 (c)	1,000	1,130,214
Washington State Housing Finance Commission, Rockwood Retirement Communities Project, Seires A (RB)
5.00%, 01/01/26 (c)	2,000	2,263,148
5.00%, 01/01/26 (c)	7,500	8,456,312
Washington State Housing Finance Commission, Transforming Age Projects, Series A (RB)
5.00%, 07/01/26 (c)	1,395	1,595,760
5.00%, 07/01/26 (c)	7,000	7,940,710
Washington State Housing Finance Commission, Transforming Age Projects, Series A (RB) (AGM) 5.00%, 07/01/26 (c)	1,250	1,425,492
Washington State Housing Finance Commission, Wesley Homes at Lea Hill Project (RB)
5.00%, 07/01/26 (c)	500	544,859
5.00%, 07/01/26 (c)	1,250	1,359,172
		76,387,797
West Virginia: 0.6%
Brooke County Commission, Bethany College, Series A (RB) 6.75%, 08/30/21 (c)	325	324,327
County of Ohio, Fort Henry Centre Tax Increment Financing District No. 1, The Highlands Project (TA)
3.00%, 06/01/22 (c)	210	212,128
4.00%, 06/01/22 (c)	760	769,164
Glenville State College Board of Governors Improvement (RB) 5.25%, 06/01/27 (c)	2,550	2,707,695
Harrison County Building Commission, General Services Administration Building Project (RB)
3.12%, 10/01/27 (c)	700	715,566
3.25%, 10/01/27 (c)	820	835,833
3.50%, 10/01/27 (c)	1,000	1,080,012
Harrison County, West Virginia Special District, Series A (RB) 5.75%, 06/01/29 (c)	2,250	2,593,231
Monongalia County Commission Excise Tax District (RB) 4.12%, 06/01/31 (c)	2,500	2,842,616
Ohio County Development Authority (RB) 4.60%, 09/01/28 (c)	2,130	2,182,945
West Virginia Economic Development Authority, Arch Resources Project (RB) (SAW) 4.12%, 07/01/25 (c) (p)	1,500	1,602,528
West Virginia Economic Development Authority, Solid Waste Disposal Facility (RB) 5.00%, 07/01/25 (c) (p)	5,000	5,502,564
West Virginia Hospital finance Authority, Cabell Huntington Hospital, Series A (RB) 5.00%, 01/01/29 (c)	1,000	1,229,592
		22,598,201
Wisconsin: 2.7%
Public Finance Authority Educational Facilities, Charter Day School, Inc. Project, Series A (RB)
5.00%, 12/01/27 (c)	500	569,648
5.00%, 12/01/27 (c)	500	571,215
5.00%, 12/01/27 (c)	500	583,284
Public Finance Authority Hospital, Carson Valley Medical Center, Series A (RB) (SAW) 4.00%, 12/01/31 (c)	1,000	1,165,818
Public Finance Authority, American Dream at Meadowlands Project (RB)
6.75%, 12/01/27 (c)	500	581,016
7.00%, 12/01/27 (c)	9,000	10,533,995
Public Finance Authority, American Dream at Meadowlands Project, Series A (RB) 6.75%, 08/01/31	7,825	9,126,672
Public Finance Authority, American Preparatory Academy (RB) 5.38%, 07/15/27 (c)	1,000	1,145,521
Public Finance Authority, Bancroft Neurohealth Project, Series A (RB) 5.12%, 06/01/26 (c)	250	278,939
Public Finance Authority, Cedars Nursing Care Center (RB)
4.25%, 05/01/27 (c)	435	438,068
5.50%, 05/01/27 (c)	2,000	2,089,504
Public Finance Authority, Cornerstone Charter Academy, Series A (RB)
5.00%, 02/01/26 (c)	495	539,379
5.12%, 02/01/26 (c)	500	540,429
Public Finance Authority, Corvian Community School Project, Series A (RB)
4.25%, 06/15/24 (c)	500	522,917
5.00%, 06/15/26 (c)	500	543,769
5.00%, 06/15/26 (c)	500	537,675
5.12%, 06/15/24 (c)	1,000	1,049,769
Public Finance Authority, Educational Facilities, Lake Erie College Project, Series A (RB) 5.88%, 10/01/29 (c)	1,000	1,073,206
Public Finance Authority, Health Care Facility, Appalachian Regional Healthcare System, Series A (RB) 4.00%, 01/01/31 (c)	1,200	1,399,736
Public Finance Authority, Healthcare Facility Expansion, Church Home of Hartford, Inc. Project, Series A (RB) 5.00%, 09/01/25	100	108,177
Public Finance Authority, Higher Educational Facilities, Wittenberg University Project (RB) 5.25%, 12/01/24 (c)	2,500	2,716,460
Public Finance Authority, Irving Convention Center Hotel Project, First-Tier, Series A (RB) 7.00%, 01/01/32 (c)	5,790	5,841,837
Public Finance Authority, Lombard Conference and Hotel Center, Second-Tier (RB) (ACA) 3.75%, 03/15/28 (c) (d) *	890	616,806
Public Finance Authority, Maryland Proton Treatment Center, Series A-1 (RB)
6.25%, 01/01/28 (c)	500	414,026
6.38%, 01/01/28 (c)	2,000	1,613,416
Public Finance Authority, Marys Woods at Marylhurst Project, Series A (RB) 5.25%, 05/15/25 (c)	1,000	1,108,006
Public Finance Authority, North Carolina Charter Educational Foundation Project, Series A (RB)
5.00%, 06/15/26 (c)	6,000	6,338,742
5.00%, 06/15/26 (c)	1,250	1,302,478
Public Finance Authority, Penick Village (RB)
4.00%, 09/01/26 (c)	485	519,913
5.00%, 09/01/26 (c)	500	545,211
5.00%, 09/01/26 (c)	500	551,136
5.00%, 09/01/26 (c)	500	543,987
Public Finance Authority, Phoenix Academy Project, Series A (RB) 5.88%, 06/15/24 (c)	500	516,907
Public Finance Authority, Retirement Facilities, Whitestone (RB) 5.00%, 03/01/28 (c)	1,250	1,459,063
Public Finance Authority, Rider University Project, Series A (RB) 4.50%, 01/01/31 (c)	2,920	3,362,032
Public Finance Authority, Triad Educational Services, Inc., Series A (RB) 5.50%, 06/15/25 (c)	300	330,635
Public Finance Authority, Trinity Regional Hospital Sachse, Series A-1 (RB) 7.38%, 01/01/30 (c)	4,265	4,365,812
Public Finance Authority, Ultimate Medical Academy Project, Series A (RB)
5.00%, 10/01/29 (c)	2,000	2,473,428
5.00%, 10/01/29 (c)	1,950	2,388,430
Public Finance Authority, Wonderful Foundation Charter School Portfolio Project, Series A-1 (RB)
5.00%, 01/01/31 (c)	1,555	1,846,177
5.00%, 07/01/30 (c)	11,695	13,792,206
Wisconsin Health and Educational Facilities Authority, American Baptist Homes of the Midwest (RB) 5.00%, 08/01/24 (c)	750	818,008
Wisconsin Health and Educational Facilities Authority, Covenant Communities, Inc. Project, Series A-1 (RB) 4.12%, 07/01/23 (c)	2,315	2,470,883
Wisconsin Health and Educational Facilities Authority, Covenant Communities, Inc. Project, Series A-1 (RB) (SAW)
4.00%, 07/01/23 (c)	105	112,032
5.00%, 07/01/23 (c)	1,900	2,079,429
Wisconsin Health and Educational Facilities Authority, Covenant Communities, Inc. Project, Series B (RB)
4.25%, 07/01/23 (c)	1,250	1,278,325
4.38%, 07/01/23 (c)	850	870,152
5.00%, 07/01/23 (c)	725	759,590
Wisconsin Health and Educational Facilities Authority, Sauk-Prairie Memorial Hospital, Inc., Series A (RB) 5.25%, 02/01/23 (c)	1,150	1,197,484
Wisconsin Health and Educational Facilities Authority, St. Camillus Health System, Inc., Series A (RB)
5.00%, 11/01/26 (c)	1,950	2,137,701
5.00%, 11/01/26 (c)	2,725	2,939,310
Wisconsin Health and Educational Facilities Authority, Wheaton Franciscan Healthcare System, Series A (RB) 5.12%, 02/01/23 (c)	3,950	4,105,894
Wisconsin Health and Educational Facilities Authority, Wisconsin Illinois Senior Housing, Inc., Series A (RB) 5.25%, 08/01/25 (c)	2,000	2,151,946
		106,966,199
Total Municipal Bonds: 98.9% (Cost: $3,774,181,590)		3,964,161,139
Other assets less liabilities: 1.1%		44,065,525
NET ASSETS: 100.0%		$4,008,226,664

Definitions:

ACA	Credit Agricole SA
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Assurance Co.
CP	Certificate of Participation
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Putable Security — the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond
(d)	Security in default
*	Non-income producing

	% of
Summary of Investments by Sector	Investments	Value
Education	10.1%	$402,199,105
Health Care	19.0	755,202,933
Housing	4.3	168,829,857
Industrial Revenue	15.7	622,531,892
Leasing	7.7	304,768,691
Local	8.0	317,996,889
Power	0.4	15,495,443
Solid Waste/Resource Recovery	0.0	1,882,400
Special Tax	11.8	467,811,142
State	3.3	128,983,246
Tobacco	9.8	386,872,233
Transportation	8.2	325,534,329
Water & Sewer	1.7	66,052,979
	100.0%	$3,964,161,139

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

July 31, 2021 (unaudited)

	Par (000’s)	Value
MUNICIPAL BONDS: 99.0%
Alabama: 1.5%
Alabama Federal Aid Highway Finance Authority (RB) 5.00%, 09/01/27 (c)	$935	$1,171,119
Alabama Federal Aid Highway Finance Authority, Series A (RB)
5.00%, 09/01/26 (c)	10	12,192
5.00%, 09/01/26 (c)	340	413,090
5.00%, 09/01/26 (c)	340	414,606
5.00%, 09/01/27	150	190,090
5.00%, 09/01/27 (c)	250	313,195
5.00%, 09/01/27 (c)	460	575,795
Alabama Public School and College Authority, Series A (RB)
4.00%, 11/01/30 (c)	2,000	2,481,678
5.00%, 11/01/30 (c)	1,500	2,021,829
5.00%, 11/01/30 (c)	1,750	2,349,028
5.00%, 11/01/30 (c)	1,015	1,358,520
5.00%, 11/01/30 (c)	525	710,459
Auburn University, Series A (RB)
5.00%, 06/01/26 (c)	10	12,114
5.00%, 06/01/26 (c)	25	30,328
Black Belt Energy Gas District, Series A (RB) 4.00%, 12/01/31 (c) (p)	4,000	5,041,520
Board of Trustees of the University of Alabama, Series B (RB) 3.00%, 07/01/27 (c)	860	941,283
County of Jefferson (RB)
4.00%, 03/15/27 (c)	1,750	2,034,476
5.00%, 03/15/27 (c)	100	122,648
5.00%, 03/15/27 (c)	250	310,337
5.00%, 03/15/27 (c)	800	986,217
5.00%, 03/15/27 (c)	525	647,911
Lower Alabama Gas District, Series A (RB)
5.00%, 09/01/28	290	366,078
5.00%, 09/01/29	305	390,879
5.00%, 09/01/34	100	138,411
Southeast Energy Authority A Cooperative District (RB) 4.00%, 10/01/28 (c) (p)	1,000	1,205,739
State of Alabama, Series A (GO) 5.00%, 11/01/28 (c)	675	870,711
UAB Medicine Finance Authority, Series B (RB)
5.00%, 09/01/26 (c)	150	182,495
5.00%, 09/01/26 (c)	225	274,362
UAB Medicine Finance Authority, Series B-1 (RB) 5.00%, 03/01/27 (c)	280	345,298
University of Alabama, Board of Trustee, Series A (RB)
3.00%, 07/01/29 (c)	415	459,473
4.00%, 07/01/29 (c)	820	986,099
Water Works Board of the City of Birmingham, Series A (RB)
5.00%, 01/01/27 (c)	775	955,824
5.00%, 01/01/27 (c)	595	736,685
5.00%, 01/01/27 (c)	250	309,531
		29,360,020
Alaska: 0.2%
Alaska Housing Finance Corp., Series A (RB)
4.00%, 06/01/27 (c)	900	1,051,571
4.00%, 06/01/27 (c)	125	146,605
5.00%, 06/01/27 (c)	590	730,252
State of Alaska, International Airports System, Series A (RB) 5.00%, 10/01/25 (c)	305	361,350
State of Alaska, International Airports System, Series B (RB) 5.00%, 10/01/25 (c)	635	749,442
State of Alaska, Series B (GO)
5.00%, 08/01/25 (c)	250	295,207
5.00%, 08/01/25 (c)	525	619,706
5.00%, 08/01/25 (c)	205	241,624
		4,195,757
Arizona: 1.0%
Arizona Transportation Board, Highway Revenue (RB)
5.00%, 07/01/26 (c)	1,050	1,272,232
5.00%, 07/01/26 (c)	835	1,012,179
City of Mesa, Utility System Revenue (RB)
4.00%, 07/01/26 (c)	1,590	1,833,861
5.00%, 07/01/26 (c)	270	327,583
City of Phoenix (GO) 5.00%, 07/01/26 (c)	355	433,796
City of Phoenix Civic Improvement Corp., Junior Lien Wastewater System (RB)
5.00%, 07/01/26 (c)	150	181,343
5.00%, 07/01/26 (c)	120	145,398
5.00%, 07/01/26 (c)	860	1,045,275
5.00%, 07/01/26 (c)	620	753,571
City of Phoenix Civic Improvement Corp., Rental Car Facility Charge, Series A (RB)
5.00%, 07/01/29 (c)	1,000	1,215,366
5.00%, 07/01/29 (c)	275	332,300
City of Phoenix Civic Improvement Corp., Senior Lien Airport Revenue, Series B (RB)
5.00%, 07/01/27 (c)	250	311,118
5.00%, 07/01/27 (c)	250	310,592
5.00%, 07/01/27 (c)	100	124,278
City of Phoenix Civic Improvement Corp., Senior Lien Airport Revenue, Series D (RB)
5.00%, 07/01/27 (c)	550	678,388
5.00%, 07/01/27 (c)	120	149,621
City of Phoenix Civic Improvement Corp., Subordinated Excise Tax, Series B (RB) 5.00%, 07/01/26	320	391,901
City of Phoenix Civic Improvement Corp., Water System, Series A (RB) 5.00%, 07/01/31 (c)	800	1,097,199
Maricopa County High School District No. 210 (GO) 5.00%, 07/01/27 (c)	250	309,332
Maricopa County Industrial Development Authority, Banner Health, Series A (RB)
3.12%, 01/01/27 (c)	20	21,618
5.00%, 01/01/28	215	273,867
5.00%, 01/01/29	710	925,943
Maricopa County Special Health Care District, Series C (GO)
5.00%, 07/01/25	190	225,098
5.00%, 07/01/26	240	293,139
5.00%, 07/01/27	295	370,325
Salt River Project Agricultural Improvement and Power District, Series A (RB)
5.00%, 01/01/27 (c)	1,150	1,425,584
5.00%, 01/01/28 (c)	250	313,656
5.00%, 01/01/28 (c)	2,000	2,521,347
		18,295,910
Arkansas: 0.1%
City of Fayetteville, Sales and Use Tax Capital Improvements, Series A (RB) 2.00%, 11/01/26 (c)	305	315,129
City of Fort Worth, Water and Sewer Construction (RB) 5.00%, 10/01/28 (c)	280	355,184
City of Rogers, Sales and Use Tax, Series B (RB) 5.00%, 11/01/26 (c)	1,000	1,222,287
		1,892,600
California: 15.8%
Alameda Corridor Transportation Authority, Second Subordinate Lien, Series B (RB) (AGM) 3.00%, 10/01/26 (c)	125	134,719
Alameda County Joint Powers Authority (RB) 5.00%, 12/01/26 (c)	815	1,001,562
Anaheim Housing and Public Improvements Authority, Series B (RB) 5.00%, 04/01/23 (c)	270	290,693
Bay Area Toll Authority, Series S-7 (RB) 4.00%, 04/01/27 (c)	1,085	1,278,045
California Department of Water Resources, Central Valley Project Water System, Series AV (RB)
4.00%, 06/01/26 (c)	725	838,946
4.00%, 06/01/26 (c)	750	867,043
California Health Facilities Financing Authority (RB) 4.00%, 04/01/30 (c)	450	546,953
California Health Facilities Financing Authority, Adventist Health System West, Series A (RB) 4.00%, 03/01/26 (c)	90	103,470
California Health Facilities Financing Authority, Cedars- Sinai Medical Center, Series A (RB) 5.00%, 08/15/26 (c)	310	378,022
California Health Facilities Financing Authority, Cedars- Sinai Medical Center, Series B (RB) 3.00%, 08/15/26 (c)	400	434,068
California Health Facilities Financing Authority, CommonSpirit Health, Series A (RB) 4.00%, 04/01/30 (c)	1,060	1,283,786
California Health Facilities Financing Authority, El Camino Hospital (RB) 3.75%, 02/01/27 (c)	175	196,268
California Health Facilities Financing Authority, Kaiser Permanente, Series A-1 (RB) 5.00%, 11/01/27	475	606,736
California Health Facilities Financing Authority, Providence St. Joseph Health, Series b (RB) (SBG) 5.00%, 10/01/27 (p)	1,000	1,266,728
California Health Facilities Financing Authority, Providence St. Joseph Health, Series B-3 (RB) 5.00%, 10/01/26 (c)	880	1,078,735
California Health Facilities Financing Authority, Stanford Health Care, Series A (RB) 5.00%, 11/15/27 (c)	750	950,378
California Health Facilities Financing Authority, Sutter Health, Series A (RB)
5.00%, 11/15/27 (c)	1,075	1,351,149
5.00%, 11/15/27 (c)	450	567,338
5.00%, 11/15/27 (c)	150	188,695
California Infrastructure and Economic Development Bank, Clean Water State (RB)
5.00%, 10/01/25	100	119,801
5.00%, 10/01/25	100	119,801
5.00%, 10/01/26	150	185,860
5.00%, 04/01/26 (c)	55	66,471
5.00%, 04/01/26 (c)	550	667,824
5.00%, 04/01/27 (c)	170	210,582
5.00%, 08/01/29 (c)	775	1,010,446
California Municipal Finance Authority, Community Medical Centers, Series A (RB) 5.00%, 02/01/27 (c)	840	1,033,423
California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB) 5.00%, 07/01/27 (c)	925	1,137,307
California State Public Works Board, Department of Corrections and Rehabilitation, Series D (RB)
3.00%, 09/01/27 (c)	360	399,987
3.00%, 09/01/27 (c)	500	556,803
5.00%, 09/01/24 (c)	270	309,240
California State Public Works Board, Department of Corrections and Rehabilitation, Series E (RB)
2.50%, 10/01/26 (c)	655	709,693
4.00%, 10/01/26 (c)	500	586,512
California State Public Works Board, Department of General Services, Series F (RB) 5.00%, 05/01/25 (c)	330	387,385
California State Public Works Board, Various Capital Projects, Series B (RB)
5.00%, 10/01/27 (c)	340	429,338
5.00%, 10/01/27 (c)	445	562,278
5.00%, 10/01/27 (c)	120	151,465
California State Public Works Board, Various Capital Projects, Series C (RB)
3.38%, 03/01/27 (c)	100	111,888
4.00%, 11/01/26 (c)	425	497,748
5.00%, 11/01/26 (c)	45	55,510
5.00%, 11/01/26 (c)	30	37,024
5.00%, 11/01/26 (c)	30	36,850
California State Public Works Board, Various Capital Projects, Series D (RB) 5.00%, 10/01/26 (c)	400	493,317
California State Public Works Board, Various Correctional Facilities, Series C (RB) 5.00%, 11/01/28 (c)	950	1,235,243
California State University, Series A (RB)
5.00%, 11/01/25 (c)	35	41,824
5.00%, 05/01/26 (c)	10	12,133
5.00%, 05/01/26 (c)	160	195,061
5.00%, 05/01/27 (c)	510	635,781
5.00%, 05/01/27 (c)	225	279,619
California Statewide Communities Development Authority, Kaiser Permanente, Series C-3 (RB) 5.00%, 11/01/29 (p)	1,675	2,233,297
California Statewide Communities Development Authority, Kaiser Permanente, Series L (RB) 5.00%, 11/01/29 (p)	1,500	1,999,968
California Statewide Communities Development Authority, Methodist Hospital of Southern California (RB)
5.00%, 01/01/28 (c)	1,000	1,227,787
5.00%, 01/01/28 (c)	760	937,167
5.00%, 01/01/28 (c)	315	389,347
Campbell Union High School District, Series B (GO) 5.00%, 08/01/26 (c)	300	362,274
Chabot-Las Positas Community College District (GO) 4.00%, 08/01/26 (c)	140	162,866
City and County of San Francisco, Multiple Capital Improvement Projects, Series R-1 (CP) 5.00%, 04/01/27	480	601,335
City and County of San Francisco, Series B (CP) 3.00%, 10/01/25 (c)	255	273,346
City of Bakersfield, Wastewater Revenue, Series A (RB) 5.00%, 09/15/25 (c)	15	17,779
City of Concord CA (CP) (GNMA) 2.00%, 04/01/31 (c)	1,400	1,360,548
City of Los Angeles, Department of Airports, Los Angeles International Airport, Series B (RB)
4.00%, 05/15/30 (c)	1,000	1,228,531
5.00%, 05/15/31 (c)	1,400	1,883,138
5.00%, 05/15/31 (c)	500	677,367
City of Los Angeles, Solid Waste Resources, Series A (RB) 4.00%, 02/01/28 (c)	405	483,142
City of Los Angeles, Wastewater System, Series A (RB) 5.00%, 06/01/27 (c)	565	708,219
City of San Jose, Refunding, Libraries, Parks and Public Safety Projects, Series C (GO) (AGM) 5.00%, 03/01/29 (c)	200	261,551
Contra Costa Transportation Authority (RB) 5.00%, 03/01/25 (c)	20	23,213
Corona-Norco Unified School District, Series A (GO) 4.00%, 08/01/26 (c)	250	289,018
County of Sacramento, Airport System, Series E (RB)
5.00%, 07/01/27	275	345,036
5.00%, 07/01/28 (c)	150	188,013
County of Santa Clara, Series C (GO)
3.00%, 08/01/27 (c)	245	268,573
5.00%, 08/01/27 (c)	525	657,105
5.00%, 08/01/27 (c)	125	157,962
Desert Community College District (GO) 5.00%, 08/01/27 (c)	145	181,100
East Bay Municipal Utility District, Water System, Series A (RB) 5.00%, 06/01/27 (c)	460	574,599
East Bay Municipal Utility District, Water System, Series B (RB)
5.00%, 06/01/27 (c)	220	275,623
5.00%, 06/01/27 (c)	145	183,063
East Side Union High School District, Series B (GO) (AGM) 3.00%, 08/01/27 (c)	2,590	2,835,397
Eastern Municipal Water District Financing Authority, Water and Wastewater, Series A (RB) 5.00%, 07/01/30 (c)	1,070	1,430,499
Eastern Municipal Water District, Financing Authority, Series B (RB)
5.00%, 07/01/26 (c)	560	677,920
5.00%, 07/01/26 (c)	145	175,689
Eastern Municipal Water District, Water and Wastewater Revenue, Series A (RB)
5.00%, 07/01/26 (c)	100	121,490
5.00%, 07/01/26 (c)	25	30,467
5.00%, 07/01/26 (c)	435	527,303
El Camino Healthcare District (GO) 4.00%, 02/01/27 (c)	250	292,106
El Dorado Irrigation District, Series C (RB) 5.00%, 03/01/26 (c)	250	303,000
Fontana Redevelopment Agency Successor Agency (TA)
5.00%, 10/01/26	205	252,707
5.00%, 10/01/27 (c)	760	946,394
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series A (RB) 5.00%, 06/01/25 (c)	220	258,358
Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1 (RB)
5.00%, 06/01/27 (c)	1,420	1,748,147
5.00%, 06/01/28 (c)	1,000	1,261,089
5.00%, 06/01/28 (c)	2,380	2,981,861
Kern High School District, Series A (GO) (AGM) 2.00%, 08/01/30 (c)	3,000	3,127,933
Kern High School District, Series C (GO) (AGM) 2.00%, 08/01/30 (c)	1,600	1,676,544
Long Beach Unified School District (GO) 5.00%, 08/01/26 (c)	105	129,054
Los Angeles Community College District, Series A (GO)
5.00%, 08/01/24 (c)	175	200,632
5.00%, 08/01/24 (c)	330	378,336
5.00%, 08/01/24 (c)	265	303,815
Los Angeles Community College District, Series G (GO) 5.00%, 08/01/24 (c)	170	194,900
Los Angeles Community College District, Series I (GO)
2.12%, 08/01/26 (c)	775	815,782
4.00%, 08/01/26	25	29,545
4.00%, 08/01/26 (c)	170	198,416
4.00%, 08/01/26 (c)	135	159,550
Los Angeles Community College District, Series J (GO)
4.00%, 08/01/27 (c)	750	894,777
4.00%, 08/01/27 (c)	400	477,575
5.00%, 08/01/27 (c)	100	126,589
Los Angeles County Metropolitan Transportation Authority (RB) 5.00%, 07/01/31 (c)	2,000	2,727,602
Los Angeles County Metropolitan Transportation Authority, Series A (RB)
4.00%, 07/01/26 (c)	50	58,051
5.00%, 06/01/26 (c)	115	140,584
5.00%, 06/01/26 (c)	165	201,087
5.00%, 06/01/26 (c)	375	457,418
5.00%, 07/01/25 (c)	820	973,590
5.00%, 07/01/27 (c)	285	360,685
5.00%, 07/01/27 (c)	795	1,001,199
5.00%, 07/01/31 (c)	900	1,234,293
5.00%, 07/01/31 (c)	705	963,872
Los Angeles County Public Works Financing Authority, Series B (RB) 5.00%, 12/01/25 (c)	435	521,490
Los Angeles County Public Works Financing Authority, Series E-1 (RB) 5.00%, 12/01/29 (c)	450	590,748
Los Angeles Department of Water and Power, Series A (RB)
5.00%, 01/01/26 (c)	245	294,298
5.00%, 01/01/26 (c)	155	186,415
5.00%, 01/01/27 (c)	1,010	1,245,150
5.00%, 01/01/28 (c)	500	631,986
5.00%, 01/01/28 (c)	115	147,583
5.00%, 01/01/28 (c)	500	633,546
5.00%, 07/01/29	1,000	1,334,336
Los Angeles Department of Water and Power, Series B (RB)
5.00%, 01/01/26 (c)	35	42,111
5.00%, 01/01/26 (c)	225	270,602
5.00%, 01/01/27 (c)	275	337,815
5.00%, 01/01/27 (c)	1,000	1,230,425
5.00%, 06/01/25 (c)	180	212,987
5.00%, 07/01/27	110	139,183
5.00%, 07/01/28 (c)	110	141,615
Los Angeles Department of Water and Power, Series C (RB)
5.00%, 07/01/24 (c)	250	285,431
5.00%, 07/01/24 (c)	100	114,015
5.00%, 07/01/27 (c)	200	249,522
5.00%, 07/01/27 (c)	500	624,548
5.00%, 07/01/27 (c)	1,100	1,385,314
5.00%, 07/01/29 (c)	1,420	1,857,598
5.00%, 07/01/30 (c)	1,125	1,514,039
5.00%, 07/01/30 (c)	1,500	2,008,036
Los Angeles Department of Water and Power, Series D (RB) 5.00%, 07/01/28 (c)	125	159,703
Los Angeles Unified School District, Series A (GO)
4.00%, 07/01/29 (c)	1,580	1,944,813
5.00%, 07/01/25 (c)	695	819,512
5.00%, 07/01/25 (c)	135	159,880
5.00%, 07/01/25 (c)	25	29,522
5.00%, 07/01/26	120	147,028
5.00%, 07/01/27	820	1,035,908
5.00%, 07/01/28	250	324,096
5.00%, 07/01/29 (c)	1,720	2,276,985
5.00%, 07/01/30	500	679,635
Los Angeles Unified School District, Series B (GO)
2.00%, 07/01/26 (c)	270	283,488
3.00%, 07/01/26 (c)	1,055	1,151,192
3.00%, 07/01/26 (c)	780	855,509
5.00%, 07/01/26 (c)	915	1,115,602
5.00%, 07/01/26 (c)	885	1,082,883
Los Angeles Unified School District, Series B-1 (GO)
5.00%, 01/01/28 (c)	585	737,486
5.00%, 01/01/28 (c)	645	818,009
5.00%, 01/01/28 (c)	295	370,025
Los Angeles Unified School District, Series C (GO)
3.00%, 07/01/30 (c)	1,880	2,126,538
4.00%, 07/01/30 (c)	2,000	2,463,362
4.00%, 07/01/30 (c)	360	446,059
Los Angeles Unified School District, Series RYQ (GO) 4.00%, 07/01/30 (c)	1,000	1,227,174
Los Angeles Unified School District, Series RYQ (GO) (BAM) 5.00%, 07/01/29	3,675	4,883,694
Metropolitan Water District of Southern California, Series A (RB)
2.50%, 07/01/27	1,005	1,120,863
5.00%, 01/01/26 (c)	100	118,914
Metropolitan Water District of Southern California, Series B (RB) 5.00%, 07/01/28 (c)	100	129,366
Monterey Peninsula Community College District (GO)
0.00%, 02/01/26 (c) ^	730	581,092
0.00%, 02/01/26 (c) ^	865	743,557
0.01%, 02/01/26 (c)	865	716,192
Municipal Improvement Corp. of Los Angeles, Series A (RB) 5.00%, 11/01/26 (c)	200	244,042
Municipal Improvement Corp. of Los Angeles, Series B (RB)
5.00%, 11/01/26 (c)	615	755,414
5.00%, 11/01/26 (c)	265	327,048
5.00%, 11/01/26 (c)	135	166,216
Norman Y Mineta San Jose International Airport (RB) (BAM) 4.00%, 03/01/31 (c)	325	407,091
Northern California Transmission Agency Project, Series A (RB)
5.00%, 05/01/26 (c)	40	48,379
5.00%, 05/01/26 (c)	45	54,532
Oakland Unified School District (GO)
5.00%, 08/01/26 (c)	175	212,970
5.00%, 08/01/26 (c)	385	468,800
5.00%, 08/01/26 (c)	975	1,188,658
5.00%, 08/01/26 (c)	625	759,036
Oakland Unified School District, Series C (GO) 5.00%, 08/01/27 (c)	400	497,362
Palm Springs Unified School District (GO) 4.00%, 08/01/26 (c)	325	374,413
Palm Springs Unified School District, Series A (GO) (AGM)
1.25%, 08/01/29 (c)	4,000	4,008,804
1.25%, 08/01/29 (c)	1,265	1,249,550
1.50%, 08/01/29 (c)	2,500	2,487,006
1.50%, 08/01/29 (c)	3,000	2,962,356
1.75%, 08/01/29 (c)	3,000	3,013,866
Palm Springs Unified School District, Series D (GO)
2.50%, 08/01/26 (c)	550	580,678
3.00%, 08/01/26 (c)	160	176,036
Palomar Health, Series B (GO) 5.00%, 08/01/26 (c)	775	917,121
Placentia-Yorba Linda Unified School District, Series A (CP) (AGM) 4.00%, 10/01/25 (c)	260	295,342
Public Utilities Commission of the City and County of San Francisco, Wastewater Revenue, Series A (RB)
5.00%, 10/01/25 (c)	475	566,441
5.00%, 10/01/25 (c)	440	524,501
Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series A (RB)
4.00%, 11/01/26 (c)	100	117,549
5.00%, 11/01/26 (c)	170	210,103
5.00%, 11/01/26 (c)	25	30,679
5.00%, 11/01/26 (c)	1,215	1,487,471
5.00%, 05/01/25 (c)	230	270,466
Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series D (RB)
5.00%, 11/01/27 (c)	255	324,360
5.00%, 11/01/27 (c)	785	990,153
Regents of the University of California, Medical Center Pooled Revenue, Series L (RB) 5.00%, 05/15/26 (c)	650	782,054
Regents of the University of California, Series K (RB) 5.00%, 05/15/26 (c)	455	552,272
Riverside Community College District (GO) 5.00%, 08/01/25 (c)	170	202,449
Riverside County Transportation Commission, Series A (RB) 2.00%, 06/01/24 (c)	730	747,893
Riverside County Transportation Commission, Series B (RB) 5.00%, 12/01/27 (c)	560	708,285
Riverside Redevelopment Agency Successor Agency, Series A (TA) (AGM) 5.00%, 09/01/26	125	153,549
Sacramento City Financing Authority, Master Lease Program Facilities (RB) (BAM)
5.00%, 12/01/25 (c)	110	131,661
5.00%, 12/01/25 (c)	210	252,356
Sacramento County Sanitation Districts Financing Authority, Series A (RB)
5.00%, 06/01/24 (c)	250	282,339
5.00%, 06/01/24 (c)	170	192,764
Sacramento Municipal Utility District, Series D (RB) 5.00%, 08/15/28	1,000	1,304,382
San Diego Association of Governments, South Bay Expressway, Series A (RB)
5.00%, 07/01/27 (c)	705	870,942
5.00%, 07/01/27 (c)	500	619,170
San Diego Community College District (GO)
5.00%, 08/01/26 (c)	855	1,044,223
5.00%, 08/01/26 (c)	65	79,565
San Diego County Regional Airport Authority, Series A (RB) 5.00%, 07/01/29 (c)	535	686,389
San Diego County Regional Airport Authority, Series B (RB)
5.00%, 07/01/30 (c)	1,630	2,160,342
5.00%, 07/01/30 (c)	2,075	2,738,551
5.00%, 07/01/30 (c)	1,295	1,694,047
San Diego County Regional Transportation Commission, Series A (RB)
5.00%, 04/01/26 (c)	105	126,682
5.00%, 04/01/26 (c)	700	843,831
San Diego County Water Authority, Series A (RB) 5.00%, 05/01/25 (c)	75	88,257
San Diego County Water Authority, Series B (RB) 4.00%, 05/01/31 (c)	2,000	2,548,517
San Diego County, Edgemoor and RCS Refunding, Series A (CP) 5.00%, 10/15/24 (c)	150	171,975
San Diego Public Facilities Financing Authority (RB) 5.00%, 10/15/25 (c)	150	177,603
San Diego Public Facilities Financing Authority, Series A (RB)
5.00%, 05/15/26 (c)	210	255,562
5.00%, 05/15/26 (c)	135	164,648
San Diego Public Facilities Financing Authority, Series B (RB) 5.00%, 08/01/26	185	227,380
San Diego Regional Building Authority, Series A (RB) 5.00%, 10/15/25 (c)	555	654,844
San Diego Unified School District, Dedicated Unlimited Valorem Property Tax, Series R-5 (GO) 5.00%, 07/01/26 (c)	520	635,703
San Diego Unified School District, Series I (GO) 5.00%, 07/01/27 (c)	650	817,644
San Diego Unified School District, Series R-5 (GO) 4.00%, 07/01/26 (c)	20	23,311
San Francisco Bay Area Rapid Transit District, Series D (GO) 5.00%, 08/01/25 (c)	210	248,616
San Francisco Bay Area Rapid Transit District, Series F-1 (GO)
5.00%, 08/01/28	900	1,175,660
5.00%, 08/01/29 (c)	110	146,294
5.00%, 08/01/29 (c)	140	184,822
San Francisco Community College District (GO) 5.00%, 06/15/25	140	165,001
San Francisco County Transportation Authority (RB)
3.00%, 02/01/27 (c)	135	149,086
3.00%, 02/01/27 (c)	500	544,746
4.00%, 02/01/27	105	125,512
4.00%, 02/01/27 (c)	325	383,300
San Francisco Unified School District, Series B (GO) 4.00%, 06/15/28 (c)	2,000	2,393,866
San Joaquin County Transportation Authority (RB) 5.00%, 03/01/27 (c)	165	203,594
San Joaquin County, Administration Building Project (CP) (AGM)
5.00%, 11/15/27 (c)	500	635,604
5.00%, 11/15/27 (c)	520	656,248
San Joaquin Delta Community College District, Series A (GO) 5.00%, 08/01/25 (c)	25	29,717
San Jose Redevelopment Agency, Series A (TA) 5.00%, 08/01/27 (c)	230	283,430
San Marcos Unified School District (GO)
4.00%, 08/01/27 (c)	400	469,765
5.00%, 08/01/27 (c)	515	644,399
5.00%, 08/01/27 (c)	350	436,151
5.00%, 08/01/27 (c)	360	450,209
San Mateo Union High School District, Series C (GO) 4.00%, 09/01/26 (c)	770	897,836
Santa Clara County Financing Authority (RB)
4.00%, 05/01/31 (c)	840	1,057,872
5.00%, 05/01/31 (c)	3,170	4,334,819
Santa Clara County Financing Authority, Multiple Facilities Projects, Series Q (RB)
4.00%, 05/15/25 (c)	760	857,940
4.00%, 05/15/25 (c)	400	450,855
Santa Clara Unified School District (GO)
3.00%, 07/01/26 (c)	100	109,187
3.00%, 07/01/26 (c)	1,535	1,670,404
Santa Clara Valley Water District, Series A (RB) 5.00%, 12/01/25 (c)	25	29,852
Sequoia Union High School District (GO) 3.00%, 07/01/26 (c)	500	548,655
Southern California Public Power Authority, Milford Wind Corridor Phase I Project (RB) 5.00%, 07/01/29	100	133,071
State of California, Department of Water Resources, Central Valley Project, Series AW (RB)
5.00%, 12/01/26 (c)	50	61,686
5.00%, 12/01/26 (c)	275	342,109
State of California, Department of Water Resources, Central Valley Project, Series AX (RB)
5.00%, 12/01/27 (c)	915	1,164,300
5.00%, 12/01/27 (c)	100	127,093
State of California, Department of Water Resources, Central Valley Project, Series BA (RB) (AGM) 5.00%, 06/01/29 (c)	365	479,633
State of California, Series CL (GO) 3.75%, 12/01/24 (c)	10	10,298
State of California, Various Purpose (GO)
2.00%, 09/01/26 (c)	400	427,915
3.00%, 10/01/29 (c)	350	393,760
3.12%, 04/01/29 (c)	1,575	1,796,003
3.50%, 08/01/27	605	711,807
4.00%, 11/01/27 (c)	100	120,254
4.00%, 11/01/27	600	727,487
4.00%, 11/01/30 (c)	3,445	4,316,266
4.00%, 03/01/29	2,000	2,489,824
4.00%, 03/01/30 (c)	9,500	11,674,979
4.00%, 03/01/30 (c)	2,000	2,447,363
4.00%, 08/01/26 (c)	700	814,474
4.00%, 08/01/26 (c)	130	150,965
4.00%, 09/01/26 (c)	2,110	2,470,025
5.00%, 10/01/27	285	362,204
5.00%, 10/01/28 (c)	300	390,599
5.00%, 10/01/29 (c)	3,425	4,540,820
5.00%, 10/01/29 (c)	2,340	3,110,346
5.00%, 10/01/29	1,000	1,336,465
5.00%, 11/01/27 (c)	2,480	3,147,583
5.00%, 11/01/27 (c)	1,020	1,293,500
5.00%, 11/01/27 (c)	1,000	1,268,428
5.00%, 11/01/27 (c)	2,645	3,351,397
5.00%, 11/01/27	2,000	2,547,616
5.00%, 11/01/28	400	523,225
5.00%, 11/01/30 (c)	1,610	2,168,296
5.00%, 11/01/30	1,000	1,369,675
5.00%, 04/01/24 (c)	500	560,779
5.00%, 04/01/26 (c)	1,075	1,301,408
5.00%, 04/01/28	710	915,072
5.00%, 04/01/29	1,735	2,292,353
5.00%, 04/01/29 (c)	150	195,969
5.00%, 04/01/29 (c)	3,500	4,550,309
5.00%, 04/01/30	2,590	3,502,093
5.00%, 04/01/31	380	523,374
5.00%, 04/01/32	3,500	4,930,405
5.00%, 08/01/26 (c)	1,050	1,289,953
5.00%, 08/01/26 (c)	185	227,278
5.00%, 08/01/26 (c)	190	230,167
5.00%, 08/01/26 (c)	150	184,029
5.00%, 08/01/26 (c)	600	729,149
5.00%, 08/01/26 (c)	1,165	1,428,642
5.00%, 08/01/26 (c)	510	622,588
5.00%, 08/01/26 (c)	115	139,249
5.00%, 08/01/26 (c)	915	1,109,942
5.00%, 08/01/26 (c)	955	1,171,118
5.00%, 08/01/27 (c)	3,395	4,279,403
5.00%, 08/01/27 (c)	1,920	2,418,542
5.00%, 08/01/27 (c)	950	1,195,688
5.00%, 08/01/28	750	974,934
5.00%, 08/01/28 (c)	275	355,992
5.00%, 08/01/28 (c)	2,445	3,129,737
5.00%, 09/01/23 (c)	345	380,011
5.00%, 09/01/25 (c)	30	35,699
5.00%, 09/01/26 (c)	2,000	2,459,038
5.00%, 09/01/26 (c)	1,615	1,972,028
5.00%, 09/01/26 (c)	390	474,471
5.00%, 09/01/26 (c)	125	152,985
5.00%, 09/01/26 (c)	770	947,165
5.00%, 09/01/26 (c)	320	390,742
5.00%, 09/01/26 (c)	1,000	1,229,519
5.00%, 09/01/26 (c)	150	184,513
5.00%, 09/01/26 (c)	2,260	2,754,552
State Public Works Board, Various Capital Projects, Series B (RB)
4.00%, 05/01/31 (c)	1,170	1,448,227
4.00%, 05/01/31 (c)	1,620	2,010,275
Stockton Unified School District (GO)
5.00%, 02/01/26 (c)	100	119,271
5.00%, 02/01/26 (c)	100	119,861
Successor Agency to the Redevelopment Agency of the City of San Diego, Series A (TA) 5.00%, 09/01/25 (c)	335	397,027
Trustees of the California State University, Series A (RB)
4.00%, 05/01/26 (c)	250	292,972
5.00%, 05/01/26 (c)	410	498,763
Tuolumne Wind Project Authority, Series A (RB)
5.00%, 01/01/27 (c)	405	502,054
5.00%, 01/01/27	125	156,034
Turlock Irrigation District (RB)
5.00%, 01/01/30 (c)	500	652,835
5.00%, 01/01/30 (c)	1,000	1,312,016
University of California, Series AO (RB) 5.00%, 05/15/25 (c)	130	153,248
University of California, Series AR (RB) 5.00%, 05/15/26 (c)	10	12,148
University of California, Series AY (RB) 5.00%, 05/15/27 (c)	625	784,760
University of California, Series AZ (RB)
5.00%, 05/15/28 (c)	275	355,057
5.00%, 05/15/28 (c)	310	396,353
University of California, Series BE (RB) 5.00%, 05/15/30 (c)	1,500	2,001,061
University of California, Series O (RB) 5.00%, 05/15/28 (c)	1,170	1,483,637
West Basin Municipal Water District, Series A (RB)
5.00%, 02/01/26 (c)	155	186,320
5.00%, 02/01/26 (c)	100	120,504
West Contra Costa Unified School District, Series A (GO) 5.00%, 08/01/25 (c)	20	23,545
		304,285,054
Colorado: 2.3%
Adams 12 Five Star Schools, Series B (GO) (ST) 5.00%, 12/15/26 (c)	250	310,130
Adams and Arapahoe Joint School District No. 28J, Series A (GO) (SAW) 5.00%, 12/01/26 (c)	540	664,930
Board of Governors of Colorado State University System (RB) (ST)
5.00%, 03/01/28 (c)	510	649,282
5.00%, 03/01/28 (c)	935	1,174,219
Boulder Valley School District No. RE-2, Series B (GO) (SAW) 4.00%, 06/01/27 (c)	1,050	1,254,779
Cherry Creek School District No. 5 (GO) (SAW) 5.00%, 12/15/25 (c)	1,000	1,195,109
City and County of Denver, Acting By and Through its Board of Water Commissioners, Series A (RB) 5.00%, 12/15/29	5,700	7,674,621
City and County of Denver, Series A (RB)
4.00%, 08/01/31 (c)	1,255	1,555,349
5.00%, 08/01/26 (c)	150	182,370
City and County of Denver, Series A-2 (RB) 0.00%, 08/01/26 (c) ^	200	135,351
City of Aurora, Water Revenue, First Lien (RB)
5.00%, 08/01/26 (c)	1,015	1,232,362
5.00%, 08/01/26 (c)	500	608,449
City of Colorado Springs, Utilities System, Series A-1 (RB)
5.00%, 11/15/27 (c)	120	151,171
5.00%, 11/15/27 (c)	110	139,285
5.00%, 11/15/27 (c)	100	125,945
Colorado Health Facilities Authority, Adventist Health System, Series B (RB) 5.00%, 05/15/26 (c)	545	651,234
Colorado Health Facilities Authority, CommonSpirit Health, Series A-1 (RB) 5.00%, 08/01/29 (c)	155	197,669
Colorado Higher Education, Series A (CP) 5.00%, 11/01/26	115	140,923
Denver City & County School District No 1 (GO) (SAW) 5.00%, 12/01/30 (c)	1,000	1,353,783
Denver City and County School District No. 1 (GO) (SAW) 4.00%, 12/01/30 (c)	2,000	2,484,255
Denver Convention Center Hotel Authority (RB)
5.00%, 12/01/26 (c)	680	800,079
5.00%, 12/01/26 (c)	570	685,028
5.00%, 12/01/26 (c)	250	302,257
El Paso County School District No. 20 (GO) (SAW) 5.00%, 12/15/26 (c)	295	363,135
Jefferson County School District R-1 (GO) (ST) 5.00%, 12/15/28 (c)	1,110	1,444,371
Mesa County Valley School District No. 51 (GO) (SAW)
5.00%, 12/01/27 (c)	500	633,160
5.00%, 12/01/27 (c)	500	635,658
5.25%, 12/01/27 (c)	200	255,521
Pueblo City Schools (GO) (SAW) 3.00%, 12/15/29 (c)	500	565,790
Regents of the University of Colorado, Series B-1 (RB) 4.00%, 06/01/26 (c)	540	624,031
Regional Transportation District, Denver Transit Partners Eagle P3 Project, Series A (RB) 4.00%, 07/15/39	1,000	1,351,838
Regional Transportation District, Series B (RB)
5.00%, 11/01/27 (c)	100	125,212
5.00%, 11/01/27 (c)	1,995	2,492,865
Regional Transportation District, Tax-Exempt Sales Tax, Series B (RB) 5.00%, 11/01/28	1,000	1,303,123
State of Colorado (CP) 5.00%, 12/15/31 (c)	2,000	2,742,017
State of Colorado, Series A (CP) 4.00%, 12/15/31 (c)	1,750	2,198,161
State of Colorado, Series K (CP) 5.00%, 03/15/27 (c)	410	501,144
State of Colorado, Series M (CP) 5.00%, 03/15/28 (c)	190	239,909
University of Colorado, Series A-2 (RB)
3.00%, 06/01/24 (c)	800	841,782
4.00%, 06/01/28 (c)	500	597,628
5.00%, 06/01/27	250	314,568
5.00%, 06/01/28	155	200,034
Weld County School District No. 6 (GO) (SAW) 5.00%, 12/01/29 (c)	2,165	2,838,131
		43,936,658
Connecticut: 2.0%
Connecticut Housing Finance Authority Housing Mortgage Finance Program, Series A-1 (RB) (SAW) 1.70%, 05/15/30 (c)	1,290	1,284,231
Connecticut Housing Finance Authority Housing Mortgage Finance Program, Series C-1 (RB) 2.05%, 11/15/29 (c)	260	264,522
Connecticut Housing Finance Authority, Series A-1 (RB)
2.88%, 05/15/25 (c)	260	274,489
3.65%, 11/15/26 (c)	225	246,070
3.88%, 11/15/26 (c)	105	115,082
Connecticut Housing Finance Authority, Series D-1 (RB) 3.20%, 11/15/26 (c)	500	540,251
Connecticut Housing Finance Authority, Series F-1 (RB) 3.05%, 05/15/26 (c)	200	213,367
Connecticut State Health and Educational Facilities Authority, Hardford Health Issue, Series A (RB) (SD CRED PROG) 5.00%, 01/01/30 (c)	335	431,465
Connecticut State Health and Educational Facilities Authority, Masonicare Issue, Series F (RB) 4.00%, 07/01/26 (c)	250	280,238
Connecticut State Health and Educational Facilities Authority, Nuvance Health Issue, Series A (RB)
4.00%, 07/01/29 (c)	315	372,389
4.00%, 07/01/29 (c)	525	619,664
5.00%, 07/01/29 (c)	2,200	2,808,488
Connecticut State Health and Educational Facilities Authority, Yale University Issue, Series B-1 (RB) (AGM) 5.00%, 07/01/29	1,000	1,327,089
South Central Connecticut Regional Water Authority, Series B (RB) 5.00%, 08/01/26 (c)	25	30,505
State of Connecticut, Series A (GO)
3.00%, 01/15/31 (c)	1,000	1,127,468
4.00%, 01/15/31	1,655	2,101,878
5.00%, 04/15/27 (c)	680	845,133
5.00%, 04/15/28 (c)	1,000	1,252,493
State of Connecticut, Series A (GO) (SBG) 5.00%, 04/15/29	1,000	1,317,151
State of Connecticut, Series A (RB) 5.00%, 05/01/27 (c)	350	431,982
State of Connecticut, Series B (GO)
5.00%, 04/15/27	785	984,046
5.00%, 04/15/27	135	169,231
State of Connecticut, Series C (GO)
4.00%, 06/01/30 (c)	850	1,037,242
4.00%, 06/15/28 (c)	1,205	1,423,691
State of Connecticut, Series D (GO) 4.00%, 08/15/26 (c)	710	817,189
State of Connecticut, Series E (GO)
3.00%, 10/15/26 (c)	395	433,862
5.00%, 09/15/27	400	507,446
5.00%, 09/15/28 (c)	1,335	1,714,821
State of Connecticut, Special Tax Obligation, Series A (RB)
4.00%, 09/01/26 (c)	785	899,954
5.00%, 01/01/28 (c)	190	238,289
5.00%, 05/01/31 (c)	1,000	1,345,848
5.00%, 09/01/26 (c)	475	574,971
5.00%, 09/01/26 (c)	200	241,649
State of Connecticut, Special Tax Obligation, Series A (ST) 5.00%, 05/01/30 (c)	2,500	3,278,427
State of Connecticut, Special Tax Obligation, Series B (RB)
5.00%, 10/01/28	1,505	1,960,898
5.00%, 09/01/26 (c)	335	407,932
5.00%, 09/01/26 (c)	275	336,567
State of Connecticut, State Revolving Fund, Series A (RB)
5.00%, 02/01/29 (c)	275	355,415
5.00%, 05/01/27 (c)	1,000	1,236,949
University of Connecticut, Series A (RB)
5.00%, 01/15/27 (c)	745	913,152
5.00%, 01/15/27 (c)	335	411,903
5.00%, 01/15/27	460	569,565
5.00%, 11/01/28 (c)	730	928,519
5.00%, 11/01/28 (c)	500	633,498
5.00%, 03/15/26 (c)	280	335,601
5.00%, 04/15/28 (c)	1,000	1,270,253
		38,910,873
Delaware: 0.5%
Delaware State Health Facilities Authority, Bayhealth Medical Center Project, Series A (RB) 3.00%, 07/01/27 (c)	180	197,266
State of Delaware (GO)
2.00%, 02/01/31 (c)	1,000	1,046,028
2.00%, 02/01/31 (c)	1,000	1,040,935
3.00%, 02/01/31 (c)	1,000	1,168,537
3.12%, 03/01/27 (c)	505	567,243
4.00%, 03/01/27 (c)	500	590,489
State of Delaware, Series A (GO)
2.00%, 01/01/30 (c)	650	673,760
5.00%, 01/01/30 (c)	1,000	1,339,427
5.00%, 10/01/28	810	1,060,652
5.00%, 02/01/28	500	643,430
5.00%, 02/01/28 (c)	500	635,967
		8,963,734
District of Columbia: 1.8%
District of Columbia (RB) (SAW) 5.00%, 12/01/29 (c)	2,250	2,920,460
District of Columbia Federal Highway Grant Anticipation (RB) 5.00%, 12/01/27	600	761,747
District of Columbia, Georgetown University Issue (RB)
5.00%, 04/01/27 (c)	645	787,603
5.00%, 04/01/27 (c)	105	129,268
District of Columbia, Series A (GO)
5.00%, 06/01/26 (c)	250	302,279
5.00%, 06/01/26 (c)	290	350,490
5.00%, 06/01/26 (c)	210	255,143
5.00%, 06/01/26 (c)	30	36,321
5.00%, 06/01/27 (c)	2,500	3,102,969
5.00%, 06/01/27 (c)	170	211,397
5.00%, 06/01/27 (c)	580	720,365
5.00%, 06/01/28 (c)	750	953,426
District of Columbia, Series A (RB) 5.00%, 09/01/29 (c)	1,000	1,310,106
District of Columbia, Series C (RB)
5.00%, 10/01/27	225	285,481
5.00%, 05/01/30	250	336,884
5.00%, 05/01/30 (c)	1,000	1,322,811
District of Columbia, Series D (GO)
4.00%, 06/01/27 (c)	500	591,605
5.00%, 12/01/26 (c)	125	155,031
5.00%, 12/01/26 (c)	160	197,869
5.00%, 12/01/26 (c)	20	24,639
5.00%, 06/01/27 (c)	500	621,757
5.00%, 06/01/27 (c)	1,500	1,883,919
District of Columbia, Series E (GO) 5.00%, 12/01/26 (c)	25	30,799
Metropolitan Washington Airports Authority, Airport System, Series B (RB) 5.00%, 10/01/28	560	728,272
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series B (RB) 4.00%, 10/01/29 (c)	250	300,494
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series B (RB) (AGM) 4.00%, 10/01/29 (c)	250	301,559
Washington Convention & Sports Authority (RB) 5.00%, 10/01/27 (c)	2,545	3,143,015
Washington Metropolitain Area Transit Authority, Series A (RB)
5.00%, 07/15/30 (c)	1,400	1,849,802
5.00%, 07/15/31 (c)	2,000	2,701,271
Washington Metropolitan Area Transit Authority (RB)
4.00%, 07/15/31 (c)	1,000	1,259,075
5.00%, 07/01/27 (c)	175	219,266
5.00%, 07/01/27	275	345,400
Washington Metropolitan Area Transit Authority, Series A-1 (RB)
5.00%, 07/01/27 (c)	140	173,824
5.00%, 07/01/27	330	414,480
Washington Metropolitan Area Transit Authority, Series A-2 (RB)
5.00%, 07/01/27 (c)	300	372,050
5.00%, 07/01/27 (c)	550	681,245
5.00%, 07/01/27 (c)	810	1,002,097
Washington Metropolitan Area Transit Authority, Series B (RB)
5.00%, 07/01/27 (c)	880	1,088,698
5.00%, 07/01/27	240	301,440
5.00%, 07/01/27 (c)	555	690,318
5.00%, 07/01/27 (c)	650	807,039
5.00%, 07/01/27 (c)	1,205	1,492,547
		35,164,261
Florida: 3.7%
Alachua County, Health Facilities Authority, Shands Teaching Hospital and Clinics, Inc., Series B-1 (RB) 5.00%, 12/01/29 (c)	490	636,461
Central Florida Expressway Authority (RB) (BAM) 3.00%, 07/01/27 (c)	520	567,828
City of Cape Coral, Water and Sewer (RB) 5.00%, 10/01/27 (c)	175	219,482
City of Gainesville, Utilities System, Series A (RB)
5.00%, 10/01/27 (c)	500	624,239
5.00%, 10/01/27 (c)	195	243,887
City of Jacksonville, Series A (RB) 5.00%, 10/01/29 (c)	1,095	1,446,583
City of Jacksonville, Series A (RB) (AGM) 5.00%, 10/01/29	1,000	1,322,535
City of Jacksonville, Series B (RB)
5.00%, 10/01/26 (c)	250	307,605
5.00%, 10/01/27	585	737,803
City of Jacksonville, Transportation Revenue (RB) 5.00%, 10/01/25 (c)	210	249,180
City of Lakeland, Lakeland Regional Health System (RB) 5.00%, 11/15/26 (c)	540	659,009
City of Orlando, Senior Tourist Development Tax, 6th Cent Contract Payments, Series A (RB) (AGM) 5.00%, 11/01/27 (c)	560	694,011
City of Port St. Lucie, Utility System (RB)
4.00%, 09/01/26 (c)	500	583,092
5.00%, 09/01/26 (c)	585	716,298
County of Miami-Dade (RB)
0.00%, 10/01/26 (c) ^	400	303,128
0.00%, 10/01/26 (c) ^	565	446,654
5.00%, 10/01/26	640	785,633
5.00%, 10/01/26 (c)	690	838,364
5.00%, 10/01/26 (c)	510	624,941
5.00%, 10/01/26 (c)	1,115	1,356,247
County of Miami-Dade, Aviation Revenue, Series A (RB)
5.00%, 10/01/26 (c)	750	910,530
5.00%, 10/01/26 (c)	100	121,953
5.00%, 10/01/26 (c)	460	560,303
County of Miami-Dade, Building Better Communities Program, Series A (GO)
5.00%, 07/01/25 (c)	100	118,001
5.00%, 07/01/26 (c)	280	339,716
5.00%, 07/01/26 (c)	520	631,745
5.00%, 07/01/26 (c)	100	121,978
5.00%, 07/01/26 (c)	555	672,466
County of Miami-Dade, Building Better Communities Program, Series A (GO) (SAW) 4.00%, 07/01/30 (c)	1,600	1,960,111
County of Miami-Dade, Capital Asset Acquisition, Series B (RB)
3.12%, 04/01/26 (c)	260	283,327
5.00%, 04/01/26 (c)	520	628,983
County of Miami- Dade, Expressway Authority Toll System, Series 4B (RB) 5.00%, 07/01/24 (c)	1,000	1,132,330
County of Miami- Dade, Expressway Authority Toll System, Series A (RB)
5.00%, 07/01/26 (c)	105	126,545
5.00%, 07/01/26 (c)	25	30,036
County of Miami-Dade, Florida Transit System (RB) 4.00%, 07/01/26 (c)	250	289,307
County of Miami-Dade, Public Health Trust Program, Series A (GO) 5.00%, 07/01/30 (c)	2,000	2,583,841
County of Miami-Dade, Water and Sewer System (RB)
5.00%, 10/01/27 (c)	800	1,011,389
5.00%, 04/01/31 (c)	3,500	4,771,186
County of Miami-Dade, Water and Sewer System, Series B (RB)
3.00%, 10/01/27 (c)	370	408,705
5.00%, 10/01/25 (c)	605	717,877
County of Orange, Water and Wastewater Utility System (RB)
5.00%, 10/01/30 (c)	1,000	1,344,646
5.00%, 10/01/30 (c)	1,000	1,343,854
Florida Department of Environmental Protection, Series A (RB) 5.00%, 07/01/27	125	156,917
Florida Department of Management Services, Series A (CP)
5.00%, 11/01/27	175	221,686
5.00%, 08/01/25	105	124,538
Florida Department of Management Services, Series A (RB) 5.00%, 09/01/27 (c)	425	537,823
Florida Housing Finance Corp., Series 1 (RB)
3.25%, 01/01/27 (c)	210	222,689
3.60%, 01/01/27 (c)	380	403,945
Florida Housing Finance Corp., Series 2 (RB)
2.10%, 01/01/30 (c)	1,000	1,036,998
3.20%, 07/01/25 (c)	320	331,468
Florida Municipal Power Agency, All-Requirements Power Supply, Series A (RB)
5.00%, 10/01/26 (c)	125	152,283
5.00%, 10/01/27	470	594,062
Hernando County School District, Series A (CP) (AGM)
3.00%, 07/01/26 (c)	450	481,799
3.00%, 07/01/26 (c)	245	261,682
3.00%, 07/01/26 (c)	470	503,757
JEA Electeric System, Series B (RB) 5.00%, 10/01/27 (c)	610	770,283
JEA Electric System, Series B (RB)
3.38%, 10/01/22 (c)	175	179,309
5.00%, 10/01/27 (c)	885	1,101,450
JEA Electric System, Series Three B (RB)
5.00%, 10/01/27	650	818,439
5.00%, 10/01/27 (c)	850	1,068,787
Lee Memorial Health System, Series A-1 (RB) 5.00%, 04/01/29 (c)	605	771,066
Manatee County School District (RB) (AGM) 5.00%, 04/01/27 (c)	160	198,691
Orange County Health Facilities Authority (RB) 5.00%, 08/01/23 (c)	420	466,685
Orange County School Board, Series C (CP) 5.00%, 08/01/26 (c)	410	495,331
Orange County School Board, Series D (CP) 5.00%, 08/01/25 (c)	310	367,809
Orange County, Tourist Development Tax (RB)
5.00%, 10/01/25 (c)	100	117,612
5.00%, 10/01/26	190	232,800
5.00%, 10/01/27	360	453,042
5.00%, 10/01/29	280	366,712
5.00%, 10/01/30	490	652,021
Orange County, Tourist Development Tax, Series B (RB) 5.00%, 10/01/26 (c)	500	605,175
Orlando Utilities Commission, Series A (RB) 5.00%, 10/01/27 (c)	120	150,412
Palm Beach County Health Facilities Authority, Act Retirement - Life Communities, Inc. (RB) 5.00%, 11/15/26 (c)	350	419,671
Palm Beach County School Board, Series A (CP)
5.00%, 08/01/27	120	151,073
5.00%, 08/01/30 (c)	275	364,176
Palm Beach County School Board, Series C (CP) 5.00%, 08/01/28 (c)	695	890,153
Pasco County School Board, Series C (CP) (AGM) 5.00%, 08/01/30 (c)	1,000	1,317,158
Polk County School District (RB) (SAW) 5.00%, 10/01/29 (c)	1,000	1,327,353
Polk County, School District (RB) 5.00%, 10/01/29 (c)	100	132,117
Reedy Creek Improvement District, Series A (GO) 5.00%, 06/01/27 (c)	175	218,500
School Board of Miami- Dade County (GO) 3.25%, 03/15/27 (c)	125	136,747
School Board of Miami- Dade County, Series B (CP) (AGM) 5.00%, 05/01/25 (c)	720	840,802
School Board of Miami- Dade County, Series D (CP)
5.00%, 02/01/26	165	197,608
5.00%, 02/01/26 (c)	265	317,371
South Broward Hospital District (RB) 5.00%, 05/01/26 (c)	435	526,121
South Miami Health Facilities Authority (RB)
5.00%, 08/15/27 (c)	800	998,941
5.00%, 08/15/27 (c)	710	890,538
State of Florida, Board of Education, Public Education Capital Outlay, Series A (GO)
4.00%, 06/01/28 (c)	650	785,780
5.00%, 06/01/25 (c)	815	963,331
5.00%, 06/01/28 (c)	795	1,023,056
State of Florida, Board of Education, Public Education Capital Outlay, Series B (GO) 5.00%, 06/01/27 (c)	400	505,791
State of Florida, Board of Education, Public Education Capital Outlay, Series C (GO)
4.00%, 06/01/26 (c)	725	840,947
4.00%, 06/01/26 (c)	500	580,939
4.00%, 06/01/27 (c)	780	930,112
5.00%, 06/01/27	585	738,007
5.00%, 06/01/28 (c)	145	187,241
State of Florida, Board of Education, Public Education Capital Outlay, Series C (GO) (AMBAC) 3.00%, 06/01/29 (c)	510	585,133
State of Florida, Board of Education, Public Education Capital Outlay, Series D (GO)
5.00%, 06/01/26 (c)	10	12,208
5.00%, 06/01/28	105	136,158
State of Florida, Board of Education, Public Education Capital Outlay, Series E (GO) 2.38%, 06/01/26 (c)	590	626,953
State of Florida, Board of Education, Public Education Capital Outlay, Series F (GO) 5.00%, 06/01/26 (c)	135	164,815
State of Florida, Department of Transportation Financing Corp. (RB) 3.00%, 07/01/30 (c)	1,000	1,152,828
State of Florida, Department of Transportation Financing Corp., Series B (RB) 5.00%, 07/01/28 (c)	115	146,982
State of Florida, Department of Transportation, Federal Highway Reimbursement, Series A (RB) 5.00%, 07/01/30	880	1,173,865
State of Florida, Department of Transportation, Full Faith and Credit, Right-of-Way Acquisition and Bridge Construction, Series A (GO)
3.00%, 07/01/27 (c)	600	658,407
3.00%, 07/01/27 (c)	555	619,152
5.00%, 07/01/26 (c)	40	49,075
State of Florida, Department of Transportation, Full Faith and Credit, Right-of-Way Acquisition and Bridge Construction, Series B (GO) 5.00%, 07/01/28 (c)	750	975,650
State of Florida, Department of Transportation, Turnpike Revenue, Series B (RB) 2.62%, 07/01/25 (c)	555	598,442
State of Florida, Department of Transportation, Turnpike, Series A (RB) 5.00%, 07/01/28 (c)	580	743,181
State of Florida, Department of Transportation, Turnpike, Series C (RB) 5.00%, 07/01/26 (c)	740	899,423
Volusia County School Board, Master Lease Program, Series B (CP) 5.00%, 08/01/24 (c)	280	318,770
		71,461,655
Georgia: 2.1%
Augusta, Water and Sewer (RB) 3.00%, 10/01/27 (c)	420	464,736
City of Atlanta, Airport Passenger Facility Charge (RB) 5.00%, 07/01/29 (c)	500	647,463
City of Atlanta, Water and Wastewater (RB) 4.00%, 11/01/29 (c)	200	245,445
Clarke County Hospital Authority, Series A (RB) 5.00%, 07/01/26 (c)	250	300,702
Cobb County Kennestone Hospital Authority, Series A (RB) 5.00%, 04/01/27 (c)	750	913,281
County of Fulton, Water and Sewerage, Series A (RB) 3.00%, 01/01/30 (c)	3,000	3,371,314
Forsyth County School District (GO)
5.00%, 02/01/28 (c)	1,000	1,263,756
5.00%, 02/01/28 (c)	1,000	1,276,972
5.00%, 02/01/29	1,045	1,377,946
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Series A (RB)
5.00%, 02/15/27 (c)	225	271,242
5.00%, 02/15/27 (c)	100	122,306
Georgia Housing and Finance Authority, Single Family Mortgage, Series B-1 (RB) 2.90%, 12/01/25 (c)	925	980,068
Georgia State Road and Tollway Authority (RB)
5.00%, 06/01/28	500	645,657
5.00%, 06/01/30 (c)	2,550	3,411,968
5.00%, 06/01/30 (c)	2,000	2,665,377
Georgia State Road and Tollway Authority, Series A (RB) (ST) 4.00%, 07/15/31 (c)	3,255	4,118,400
Municipal Electric Authority of Georgia, Series A (RB) 5.00%, 07/01/26 (c)	200	241,392
Private Colleges and Universities Authority, Emory University, Series A (RB) 5.00%, 09/01/29 (c)	500	657,764
Private Colleges and Universities Authority, Emory University, Series B (RB) 4.00%, 09/01/30 (c)	350	432,184
Richmond County Hospital Authority, University Health Services, Inc. Project (RB)
3.00%, 07/01/26 (c)	345	371,961
5.00%, 07/01/26 (c)	250	302,778
5.00%, 07/01/26 (c)	375	452,148
State of Georgia, Series A (GO)
2.50%, 02/01/26 (c)	985	1,038,050
4.00%, 08/01/30 (c)	935	1,170,420
5.00%, 02/01/26 (c)	680	818,879
5.00%, 02/01/26	125	151,314
5.00%, 02/01/27 (c)	1,200	1,487,628
5.00%, 02/01/27 (c)	350	434,626
5.00%, 02/01/27 (c)	150	186,369
5.00%, 08/01/28	2,815	3,672,706
5.00%, 08/01/29	2,500	3,342,280
State of Georgia, Series C (GO)
5.00%, 07/01/27 (c)	3,000	3,770,938
5.00%, 07/01/27	130	164,576
		40,772,646
Hawaii: 1.1%
City and County of Honolulu, Rail Transit Project, Series B (GO) 5.00%, 03/01/30 (c)	1,275	1,696,156
City and County of Honolulu, Rail Transit Project, Series B (GO) (SD CRED PROG) 5.00%, 03/01/30	350	468,982
City and County of Honolulu, Series B (GO) 5.00%, 09/01/27 (c)	1,015	1,264,311
City and County of Honolulu, Series C (GO)
4.00%, 08/01/29 (c)	750	907,400
5.00%, 10/01/29	1,000	1,329,015
City and County of Honolulu, Series C (GO) (BAM) 4.00%, 08/01/29 (c)	120	145,547
City and County of Honolulu, Wastewater System, Series A (RB)
4.00%, 07/01/26 (c)	970	1,118,082
5.00%, 07/01/26 (c)	1,015	1,228,729
City and County of Honolulu, Wastewater System, Series B (RB)
4.00%, 07/01/26 (c)	100	114,992
5.00%, 07/01/29 (c)	395	518,526
State of Hawaii (RB) 5.00%, 01/01/31 (c)	2,250	3,024,113
State of Hawaii, Department of Budget and Finance, Series A (RB) 5.00%, 07/01/25	175	206,202
State of Hawaii, Series B (RB) 5.00%, 07/01/26 (c)	295	357,596
State of Hawaii, Series FH (GO)
5.00%, 10/01/26 (c)	15	18,448
5.00%, 10/01/26 (c)	375	462,485
State of Hawaii, Series FK (GO)
5.00%, 05/01/27 (c)	690	851,622
5.00%, 05/01/27 (c)	130	160,803
State of Hawaii, Series FN (GO)
5.00%, 10/01/27 (c)	105	132,963
5.00%, 10/01/27 (c)	500	629,385
State of Hawaii, Series FT (GO)
4.00%, 01/01/28 (c)	295	348,455
5.00%, 01/01/28 (c)	280	356,967
5.00%, 01/01/28 (c)	1,150	1,449,932
5.00%, 01/01/28 (c)	150	188,568
5.00%, 10/01/27 (c)	1,020	1,279,963
State of Hawaii, Series FW (GO)
5.00%, 01/01/28	1,300	1,658,755
5.00%, 01/01/29	1,180	1,542,853
University of Hawaii, Series E (RB)
5.00%, 10/01/26 (c)	240	292,248
5.00%, 10/01/26 (c)	285	347,479
		22,100,577
Idaho: 0.0%
Ada and Boise Counties Independent School District (GO) 5.00%, 02/01/27 (c)	500	612,917
Illinois: 3.9%
Chicago Board of Education (ST) 5.75%, 04/01/27 (c)	235	293,301
Chicago O’Hare International Airport, Series A (RB)
5.00%, 01/01/27 (c)	175	214,371
5.00%, 01/01/30 (c)	1,000	1,301,583
Chicago O’Hare International Airport, Series B (RB)
5.00%, 01/01/25 (c)	495	572,796
5.00%, 01/01/27 (c)	470	575,169
5.00%, 01/01/27 (c)	365	445,735
Chicago O’Hare International Airport, Series C (RB) 5.00%, 01/01/26 (c)	135	160,313
City of Chicago, Board of Education, Dedicated Capital Improvement Tax (ST) 5.75%, 04/01/27 (c)	100	125,046
City of Chicago, Series A (GO)
5.50%, 01/01/29 (c)	390	504,069
5.62%, 01/01/27 (c)	340	423,233
5.62%, 01/01/27 (c)	845	1,048,581
City of Chicago, Series A (GO) (SAW) 5.00%, 01/01/29	200	255,562
City of Chicago, Wastewater Transmission, Series B (RB) 5.00%, 01/01/27 (c)	750	906,969
City of Chicago, Water Revenue, Second Lien (RB) 5.00%, 11/01/27 (c)	1,140	1,437,240
City of Chicago, Water Revenue, Second Lien (RB) (AGM) 5.25%, 11/01/27 (c)	180	227,898
City of Springfield, Electric Revenue, Senior Lien (RB) 5.00%, 03/01/25 (c)	425	493,768
City of Springfield, Electric Revenue, Senior Lien (RB) (AGM) 5.00%, 03/01/25 (c)	15	17,300
Community College District No. 512, Counties of Cook, Kane, Lake, and McHenry, Series B (GO) 5.00%, 12/01/27	1,000	1,267,450
Community Unit School District No. 300, Kane, McHenry, Cook and DeKalb Counties (GO) 5.00%, 01/01/25 (c)	210	243,237
Cook County, Series A (GO)
5.00%, 11/15/26 (c)	325	392,235
5.00%, 11/15/26 (c)	250	303,108
Illinois Finance Authority, Clean Water Initiative (RB)
4.00%, 01/01/26 (c)	100	116,068
4.00%, 01/01/26 (c)	165	189,444
4.00%, 01/01/31 (c)	750	935,783
5.00%, 01/01/26 (c)	685	825,169
5.00%, 01/01/26	135	162,625
5.00%, 01/01/27 (c)	435	534,361
5.00%, 01/01/27 (c)	140	173,004
5.00%, 01/01/27 (c)	400	496,285
5.00%, 01/01/31 (c)	750	1,012,055
5.00%, 07/01/29 (c)	1,155	1,495,889
Illinois Finance Authority, Clean Water Initiative (RB) (AGM) 5.00%, 07/01/29 (c)	1,400	1,820,658
Illinois Finance Authority, Mercy Health Corp. (RB)
4.00%, 06/01/26 (c)	90	103,821
4.00%, 06/01/26 (c)	160	184,764
5.00%, 06/01/26 (c)	250	301,739
5.00%, 06/01/26 (c)	130	157,833
Illinois Finance Authority, NorthShore University HealthSystem, Series A (RB) 5.00%, 08/15/30 (c)	1,365	1,822,488
5.00%, 08/15/30 (c)	1,295	1,715,242
5.00%, 08/15/30 (c)	1,000	1,328,699
Illinois Finance Authority, Northwestern Memorial Healthcare, Series A (RB) 3.00%, 01/15/28 (c)	1,325	1,458,217
5.00%, 07/15/27	535	673,045
Illinois Finance Authority, Presence Health Network, Series C (RB) 4.00%, 02/15/27 (c)	1,010	1,173,564
Illinois Finance Authority, Rush University Medical Center Obligated Group, Series A (RB) 5.00%, 05/15/25 (c)	125	145,298
Illinois Housing Development Authority, Series B (RB) 3.45%, 04/01/27 (c)	500	541,609
Illinois Housing Development Authority, Series C (RB) 2.80%, 10/01/28 (c)	540	583,997
3.10%, 02/01/26 (c)	695	732,651
Illinois State Toll Highway Authority, Series A (RB) 5.00%, 01/01/28 (c)	510	639,617
5.00%, 01/01/29	175	228,813
Illinois State Toll Highway Authority, Series C (RB) 5.00%, 01/01/30 (c)	1,000	1,321,324
Kane, Cook, and Dupage Counties, School District No. U-46, Series A (GO) 5.00%, 01/01/24 (c)	120	133,404
5.00%, 01/01/24 (c)	215	238,795
Kane, Cook, and Dupage Counties, School District No. U-46, Series D (GO) 5.00%, 01/01/24 (c)	450	500,034
5.00%, 01/01/24 (c)	335	372,935
5.00%, 01/01/24 (c)	410	457,587
5.00%, 01/01/24 (c)	190	211,271
Metropolitan Water Reclamation District of Greater Chicago, Series A (GO) 5.00%, 12/01/26 (c)	780	964,149
5.00%, 12/01/26 (c)	115	142,972
Northern Illinois Municipal Power Agency, Series A (RB) 4.00%, 12/01/26 (c)	1,235	1,433,975
5.00%, 12/01/26 (c)	555	682,417
5.00%, 12/01/26 (c)	990	1,214,951
Railsplitter Tobacco Settlement Authority (RB) 5.00%, 06/01/26 (c)	565	682,877
Regional Transportation Authority of Illinois, Series A (RB) 5.00%, 07/01/27 (c)	1,645	2,069,809
5.00%, 07/01/27 (c)	500	627,370
Sales Tax Securitization Corp., Series A (RB) 5.00%, 01/01/28 (c)	1,150	1,439,047
5.00%, 01/01/28 (c)	585	736,584
5.00%, 01/01/28 (c)	250	310,402
5.00%, 01/01/28 (c)	250	309,671
5.00%, 01/01/28 (c)	570	704,329
Sales Tax Securitization Corp., Series A (RB) (BAM) 5.00%, 01/01/30 (c)	155	199,943
State of Illinois (GO) 3.50%, 06/01/26 (c)	685	760,811
4.12%, 11/01/26 (c)	360	410,194
5.00%, 11/01/26 (c)	305	360,226
5.00%, 02/01/27 (c)	1,890	2,297,171
5.00%, 06/01/26 (c)	370	440,159
5.00%, 06/01/26 (c)	1,100	1,318,351
State of Illinois (GO) (AGC) 5.50%, 05/01/30	800	1,077,123
State of Illinois (RB) 3.00%, 06/15/26 (c)	680	721,249
3.00%, 06/15/26 (c)	710	754,327
3.00%, 06/15/26 (c)	320	338,250
3.00%, 06/15/26 (c)	300	317,109
3.00%, 06/15/26 (c)	495	524,090
4.00%, 06/15/26 (c)	380	436,161
5.00%, 06/15/26 (c)	400	479,113
State of Illinois, Series A (GO) 5.00%, 12/01/27 (c)	1,000	1,214,296
5.00%, 03/01/31	500	663,166
5.00%, 03/01/31 (c)	1,000	1,309,077
5.00%, 05/01/28 (c)	2,250	2,761,770
5.25%, 12/01/27 (c)	1,200	1,495,228
State of Illinois, Series A (RB) 5.00%, 06/15/26 (c)	100	119,778
State of Illinois, Series B (GO) 5.00%, 11/01/29 (c)	1,000	1,285,122
5.00%, 09/01/27	515	637,624
State of Illinois, Series C (GO) 5.00%, 11/01/27 (c)	4,105	5,049,021
State of Illinois, Series D (GO) 3.25%, 11/01/26	275	309,783
5.00%, 11/01/27 (c)	2,910	3,601,750
State of Illinois, Series D (RB) 5.00%, 06/15/26 (c)	620	736,582
		74,933,079
Indiana: 0.9%
Ball State University, Series R (RB) 5.00%, 07/01/27	585	732,442
Carmel Local Public Improvement Bond Bank (RB) 5.00%, 07/15/26 (c)	15	18,225
Indiana Finance Authority (RB) 4.00%, 10/01/31 (c)	2,500	3,141,806
Indiana Finance Authority Highway, Series C (RB) 5.00%, 12/01/26 (c)	340	421,074
5.00%, 12/01/26 (c)	160	198,491
5.00%, 06/01/28	420	542,677
Indiana Finance Authority, Parkview Health, Series A (RB) 5.00%, 11/01/27	250	317,221
Indiana Finance Authority, Series A (RB) 5.00%, 02/01/28 (c)	200	253,875
5.00%, 02/01/29 (c)	220	283,846
5.00%, 02/01/29 (c)	175	226,467
Indiana Finance Authority, Series B (RB) 5.00%, 02/01/26 (c)	130	156,794
Indiana Finance Authority, Series C (RB) 5.00%, 02/01/28 (c)	1,000	1,282,837
5.00%, 02/01/28 (c)	610	780,334
Indiana Finance Authority, Series E (RB) 5.00%, 02/01/29 (c)	105	136,808
5.00%, 02/01/29 (c)	1,250	1,612,764
5.00%, 06/01/29	935	1,237,643
5.00%, 08/01/26 (c)	100	122,617
5.00%, 08/01/26 (c)	1,000	1,227,796
5.00%, 08/01/26 (c)	160	196,611
Indiana Housing and Community Development Authority, Single Family Mortgage, Series A-1 (RB) 2.85%, 07/01/25 (c)	35	35,419
Indiana Municipal Power Agency, Series A (RB) 5.00%, 01/01/28 (c)	250	313,538
Indianapolis Local Public Improvement Bond Bank, Courhouse and Jail Project, Series A (RB) 5.00%, 02/01/29	710	931,966
5.00%, 02/01/29 (c)	1,715	2,229,089
Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project, Series C (RB) 4.00%, 01/01/28 (c)	160	188,502
Trustees of the Indiana State University, Series A (RB) 5.00%, 06/01/26 (c)	185	224,967
		16,813,809
Iowa: 0.3%
Iowa Finance Authority (RB) 5.00%, 08/01/26	110	135,260
5.00%, 08/01/27 (c)	1,000	1,267,923
5.00%, 08/01/27 (c)	1,000	1,256,592
Iowa Finance Authority, Series A (RB) 5.00%, 08/01/31 (c)	500	683,364
5.00%, 08/01/31 (c)	500	685,499
Southeast Polk Community School District, Series A (GO) 2.00%, 05/01/28 (c)	1,000	1,021,347
State of Iowa, IJob Program, Series A (RB) 5.00%, 06/01/26 (c)	125	151,907
		5,201,892
Kansas: 0.7%
Butler County Unified School District No. 385 (GO) 4.00%, 09/01/27 (c)	300	353,239
4.00%, 09/01/27 (c)	500	592,577
5.00%, 09/01/27 (c)	250	317,263
5.00%, 09/01/27 (c)	500	634,525
County of Johnson, Internal Improvement, Series A (GO) 4.00%, 09/01/27 (c)	750	894,565
Johnson and Miami Counties Unified School District No. 230 (GO) 4.00%, 09/01/26 (c)	210	241,792
Johnson County, Kansas Unified School District No. 512, Series A (GO) 3.00%, 10/01/30 (c)	2,500	2,803,392
Kansas Development Finance Authority, AdventHealth Obligated Group, Series A (RB) 5.00%, 11/15/31 (p)	2,500	3,456,332
Kansas Development Finance Authority, State of Kansas Projects, Series A (RB) 5.00%, 05/01/23 (c)	380	411,755
Seward County Unified School District No. 480, Series B (GO) 5.00%, 09/01/25 (c)	125	148,737
State of Kansas, Department of Transportation, Highway Revenue, Series A (RB) 5.00%, 09/01/27 (c)	150	186,799
5.00%, 09/01/27	400	504,450
5.00%, 09/01/27 (c)	775	967,247
5.00%, 09/01/27 (c)	630	787,711
State of Kansas, Department of Transportation, Highway Revenue, Series B (RB) 5.00%, 09/01/25 (c)	295	350,280
Wyandotte County, Unified School District No. 500, Series A (GO) 4.00%, 09/01/26 (c)	250	288,923
		12,939,587
Kentucky: 0.4%
Kentucky Municipal Power Agency, Prairie State Project, Series A (RB) (NATL) 5.00%, 09/01/25 (c)	200	237,120
Kentucky State Property and Building Commission No. 119 (RB) 5.00%, 05/01/28	100	126,891
Kentucky State Property and Building Commission No. 119 (RB) (BAM) 5.00%, 05/01/28 (c)	1,285	1,608,234
Kentucky Turnpike Authority, Series A (RB) 5.00%, 07/01/26 (c)	165	198,783
Kentucky Turnpike Authority, Series B (RB) 5.00%, 07/01/27	380	474,774
Louisville and Jefferson County, Metro Government, Norton Healthcare, Inc., Series A (RB) 4.00%, 10/01/26 (c)	975	1,104,667
5.00%, 10/01/26 (c)	290	349,535
5.00%, 10/01/26 (c)	55	66,491
Louisville/Jefferson County Metro Government Health System, Series D (RB) 5.00%, 10/01/29 (c) (p)	1,000	1,309,472
Paducah Electric Plant Board, Series A (RB) (AGM) 5.00%, 10/01/26	20	24,109
University of Kentucky, Series A (RB) (ST) 3.00%, 04/01/26 (c)	770	827,009
4.00%, 04/01/26 (c)	500	569,584
		6,896,669
Louisiana: 0.6%
City of Shreveport, Water and Sewer Revenue, Series C (RB) (BAM) 4.00%, 12/01/28 (c)	250	293,410
Jefferson Sales Tax District, Parish of Jefferson, Series B (RB) (AGM) 5.00%, 12/01/29 (c)	615	810,531
Jefferson Sales Tax District, Series B (RB) (AGM) 4.00%, 12/01/29 (c)	500	609,249
5.00%, 12/01/27 (c)	280	352,031
Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project (RB) 3.50%, 11/01/27 (c)	620	694,821
Louisiana Local Government Environmental Facilities and Community Development Authority, Woman’s Hospital Foundation Project, Series A (RB) 3.25%, 10/01/27 (c)	200	217,459
5.00%, 10/01/27 (c)	990	1,208,086
Louisiana Public Facilities Authority, Tulane University, Series A (RB) (AGM) 5.00%, 04/01/30 (c)	1,000	1,299,756
State of Louisiana, Series A (GO) 3.50%, 04/01/27 (c)	150	168,143
5.00%, 03/01/29 (c)	115	149,220
5.00%, 03/01/30 (c)	930	1,235,304
5.00%, 04/01/27 (c)	565	699,401
5.00%, 09/01/26 (c)	640	779,742
State of Louisiana, Series A (GO) (BAM) 5.00%, 03/01/30 (c)	910	1,204,080
5.00%, 03/01/30 (c)	425	556,558
State of Louisiana, Series A (RB) 5.00%, 09/01/27	385	486,845
State of Louisiana, Series B (GO) 5.00%, 10/01/27	150	190,113
5.00%, 08/01/26 (c)	205	250,716
5.00%, 08/01/26 (c)	200	243,615
State of Louisiana, Series D (GO) 3.00%, 09/01/26 (c)	200	217,723
5.00%, 09/01/26 (c)	100	122,116
		11,788,919
Maryland: 3.3%
City of Baltimore, Consolidated Public Improvement, Series B (GO) 5.00%, 10/15/27 (c)	250	316,911
5.00%, 10/15/27	280	356,228
County of Baltimore (GO) 4.00%, 03/01/30 (c)	1,140	1,414,078
5.00%, 03/01/30	945	1,274,587
5.00%, 03/01/30 (c)	325	435,514
County of Baltimore (GO) (AGC) 4.00%, 03/01/29 (c)	1,925	2,351,661
County of Baltimore (GO) (FANNIE MAE) 5.00%, 03/01/28	1,250	1,609,385
County of Montgomery, Series A (GO)
3.00%, 08/01/30 (c)	750	879,311
5.00%, 12/01/24 (c)	20	23,171
County of Montgomery, Series C (GO) 4.00%, 10/01/27 (c)	1,070	1,282,476
Maryland Economic Development Corp., College Park Projects (RB) (AGM) 5.00%, 06/01/26 (c)	15	17,802
Maryland Stadium Authority, Baltimore City Public School Construction and Revitalization Program (RB) 5.00%, 05/01/26 (c)	250	300,926
5.00%, 05/01/26 (c)	750	902,768
5.00%, 05/01/26 (c)	250	300,888
Maryland Stadium Authority, Baltimore City Public School Construction and Revitalization Program, Series A (RB) 5.00%, 05/01/28 (c)	1,000	1,263,624
Maryland Transportation Authority (RB) 3.00%, 07/01/27 (c)	300	331,051
3.00%, 07/01/27 (c)	510	564,128
3.00%, 09/01/27 (c)	500	558,678
Maryland Transportation Authority Transportation Facilities Projects, Series A (RB) 3.00%, 07/01/31 (c)	2,000	2,182,859
5.00%, 07/01/30	1,900	2,572,901
Prince George’s County, Series A (GO) 5.00%, 07/15/28 (c)	1,150	1,486,616
5.00%, 07/15/28 (c)	2,500	3,180,348
5.00%, 07/15/28	1,000	1,300,020
Prince George’s County, Series A (GO) (SAW) 4.00%, 07/15/28 (c)	1,000	1,216,923
State of Maryland, Department of Transportation (RB) 3.00%, 11/01/24 (c)	520	563,957
3.00%, 11/01/24 (c)	1,000	1,092,167
3.12%, 05/01/25 (c)	855	928,635
4.00%, 05/01/25 (c)	780	879,783
4.00%, 05/01/28 (c)	750	903,725
State of Maryland, Department of Transportation (RB) (SAW) 2.12%, 10/01/27 (c)	2,340	2,484,214
State of Maryland, State and Local Facilities Loan, First Series (GO) 3.00%, 06/01/24 (c)	350	374,524
4.00%, 06/01/24 (c)	485	537,116
5.00%, 03/15/28	2,385	3,075,632
5.00%, 03/15/28 (c)	1,000	1,282,523
5.00%, 03/15/29 (c)	3,000	3,909,526
State of Maryland, State and Local Facilities Loan, First Series A (GO) 3.12%, 03/15/28 (c)	250	282,237
4.00%, 03/15/27 (c)	1,185	1,407,090
5.00%, 03/15/28	680	876,910
5.00%, 03/15/29	1,000	1,322,459
5.00%, 03/15/30 (c)	5,500	7,398,694
State of Maryland, State and Local Facilities Loan, First Series A (GO) (SAW) 5.00%, 03/01/28	2,000	2,576,509
State of Maryland, State and Local Facilities Loan, Second Series (GO) 4.00%, 08/01/28 (c)	530	644,677
5.00%, 08/01/27	125	158,463
5.00%, 08/01/28 (c)	1,000	1,288,206
State of Maryland, State and Local Facilities Loan, Second Series A (GO) 3.00%, 08/01/27 (c)	1,000	1,119,100
State of Maryland, State and Local Facilities Loan, Second Series B (GO) 5.00%, 08/01/28	2,000	2,604,598
Washington Suburban Sanitary District, Second Series (GO)
5.00%, 06/01/26 (c)	750	909,946
5.00%, 06/01/27 (c)	550	687,785
Washington Suburban Sanitary District, Second Series (RB) 4.00%, 12/01/30 (c)	525	666,735
		64,098,065
Massachusetts: 2.7%
City of Boston, Series A (GO) 5.00%, 03/01/29	100	132,038
Commonwealth of Massachusetts Transportation Fund Revenue (RB) 5.00%, 06/01/31 (c)	800	1,079,896
Commonwealth of Massachusetts, Accelerated Bridge Program, Series A (RB) 5.00%, 06/01/24 (c)	980	1,108,847
Commonwealth of Massachusetts, Series B (GO) 5.00%, 07/01/26 (c)	1,860	2,252,006
5.00%, 07/01/26 (c)	600	729,640
5.00%, 07/01/26 (c)	155	188,827
5.00%, 07/01/28	1,925	2,495,543
Commonwealth of Massachusetts, Series C (GO) 3.00%, 02/01/24 (c)	400	421,475
5.00%, 05/01/23 (c)	205	222,131
5.00%, 05/01/23 (c)	350	378,863
5.00%, 05/01/30	1,000	1,350,535
Commonwealth of Massachusetts, Series C (GO) (AGM) 5.00%, 05/01/31	2,665	3,671,324
Commonwealth of Massachusetts, Series C (GO) (SAW) 5.00%, 05/01/27	495	621,652
Commonwealth of Massachusetts, Series D (GO) 4.00%, 11/01/30 (c)	2,000	2,486,087
5.00%, 07/01/30 (c)	365	483,511
Commonwealth of Massachusetts, Series E (GO) 3.00%, 11/01/27 (c)	1,275	1,412,975
5.00%, 11/01/27 (c)	100	126,567
5.00%, 11/01/30 (c)	1,000	1,352,075
Commonwealth of Massachusetts, Series F (GO) 5.00%, 05/01/27	440	552,579
Commonwealth of Massachusetts, Series I (GO) 5.00%, 12/01/26 (c)	500	614,603
5.00%, 12/01/26 (c)	10	12,348
Commonwealth of Massachusetts, Transportation Fund Revenue, Series A (RB) 4.00%, 12/01/27 (c)	450	531,513
5.00%, 06/01/26 (c)	20	24,322
Massachusetts Bay Transportation Authority, Series A (RB) 0.00%, 07/01/26 (c) ^	810	718,074
0.00%, 07/01/26 (c) ^	1,160	928,451
0.00%, 07/01/26 (c) ^	130	111,375
0.00%, 07/01/26 (c) ^	890	814,679
2.00%, 07/01/26 (c)	210	221,765
Massachusetts Clean Water Trust , Series 23-A (RB) 5.00%, 02/01/31 (c)	540	726,897
Massachusetts Clean Water Trust, Series 21 (RB) 5.00%, 08/01/28 (c)	1,000	1,273,600
Massachusetts Department of Transportation, Metropolitan Highway System, Series A (RB) 5.00%, 01/01/29	1,000	1,311,712
Massachusetts Department of Transportation, Metropolitan Highway System, Series A (RB) (SAW) 5.00%, 01/01/29 (c)	1,000	1,278,621
Massachusetts Development Finance Agency, Beth Israel Lahey Health Issue, Series K (RB) 5.00%, 07/01/29 (c)	255	325,546
Massachusetts Development Finance Agency, Boston Medical Center, Series E (RB) 5.00%, 07/01/26 (c)	2,905	3,415,118
Massachusetts Development Finance Agency, Brandeis University, Series S-1 (RB) 5.00%, 10/01/27	530	667,343
Massachusetts Development Finance Agency, CareGroup Issue, Series I (RB) 5.00%, 07/01/26 (c)	1,860	2,261,796
5.00%, 07/01/26 (c)	200	242,056
Massachusetts Development Finance Agency, CareGroup Issue, Series J-2 (RB) (SBG) 5.00%, 07/01/28 (c)	130	162,918
Massachusetts Development Finance Agency, Harvard University Issue, Series A (RB) 4.00%, 07/15/26 (c)	2,065	2,405,270
5.00%, 07/15/26 (c)	700	859,148
5.00%, 07/15/26 (c)	480	583,740
Massachusetts Development Finance Agency, Suffolk University (RB) 5.00%, 07/01/27 (c)	500	604,373
Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series I (RB) 5.00%, 07/01/26 (c)	100	120,490
Massachusetts Housing Finance Agency, Series 178 (RB) 3.70%, 06/01/25 (c)	450	482,177
Massachusetts Housing Finance Agency, Series B-1 (RB) (FHA) 2.75%, 12/01/28 (c)	150	161,503
Massachusetts School Building Authority, Dedicated Sales Tax, Series C (RB) 5.00%, 11/15/26 (c)	125	152,700
Massachusetts Water Resources Authority, Series B (RB) 5.00%, 08/01/30 (c)	1,500	1,997,758
Massachusetts Water Resources Authority, Series C (RB) 5.00%, 08/01/26 (c)	685	833,774
5.00%, 08/01/27 (c)	2,115	2,653,446
University of Massachusetts Building Authority, Series 1 (RB) 5.00%, 11/01/29 (c)	475	625,604
5.00%, 11/01/29 (c)	750	985,220
5.00%, 05/01/29 (c)	1,220	1,581,997
University of Massachusetts Building Authority, Series 1 (RB) (SD CRED PROG) 5.00%, 11/01/29 (c)	500	660,087
University of Massachusetts Building Authority, Series 3 (RB) 5.00%, 11/01/27 (c)	1,020	1,295,649
		52,712,244
Michigan: 1.0%
Board of Governors of Wayne State University, Series A (RB) 5.00%, 05/15/26 (c)	285	344,545
Board of Trustees of Michigan State University, Series B (RB) 5.00%, 02/15/29 (c)	340	437,440
Great Lakes Water Authority, Sewage Disposal System, Second Lien, Series C (RB) 5.00%, 07/01/26 (c)	250	303,588
5.00%, 07/01/26 (c)	250	302,508
Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series B (RB) 5.00%, 07/01/26 (c)	290	351,535
5.00%, 07/01/26 (c)	500	607,448
5.00%, 07/01/26 (c)	570	692,181
Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series C (RB) 5.00%, 07/01/26 (c)	30	36,544
5.00%, 07/01/26 (c)	1,025	1,242,495
Great Lakes Water Authority, Water Supply System, Second Lien, Series D (RB) 5.00%, 07/01/26 (c)	130	157,585
Great Lakes Water Authority, Water Supply System, Senior Lien, Series C (RB) 5.00%, 07/01/26 (c)	155	189,319
5.00%, 07/01/26 (c)	875	1,070,647
Michigan Finance Authority, 2006 Sold Tobacco Receipts, Series A-2 (RB) 5.00%, 12/01/30	1,000	1,306,623
Michigan Finance Authority, Charter County of Wayne Criminal Justice Center Project (RB) (SAW) 5.00%, 11/01/28 (c)	2,645	3,446,584
Michigan Finance Authority, Clean Water, Series B (RB) 5.00%, 10/01/25	110	131,529
5.00%, 10/01/26	100	123,502
Michigan Finance Authority, Henry Ford Health System (RB) 3.00%, 11/15/26 (c)	140	151,979
Michigan Finance Authority, Local Government Loan Program, Series H-1 (RB) 5.00%, 10/01/24 (c)	725	829,368
5.00%, 11/15/26 (c)	150	183,931
Michigan Finance Authority, Trinity Health Credit Group, Series MI (RB) 5.00%, 12/01/27 (c)	260	326,128
5.00%, 06/01/27 (c)	75	93,168
Michigan State Building Authority, Series I (RB) 5.00%, 10/15/25 (c)	5	5,976
5.00%, 10/15/25 (c)	25	29,877
5.00%, 10/15/25 (c)	10	11,858
5.00%, 10/15/26 (c)	570	693,003
5.00%, 10/15/26 (c)	125	151,832
5.00%, 10/15/26 (c)	540	657,762
5.00%, 10/15/26 (c)	120	145,281
5.00%, 10/15/26 (c)	515	626,722
Michigan State Hospital Finance Authority, Series C (RB) 5.00%, 12/01/27	100	127,242
Michigan State Housing Development Authority, Single- Family Mortgage, Series A (RB) 3.35%, 12/01/25 (c)	480	513,013
Michigan State Housing Development Authority, Single- Family Mortgage, Series B (RB) 3.10%, 06/01/26 (c)	1,370	1,470,726
3.35%, 06/01/26 (c)	170	182,251
State of Michigan, Environmental Program (GO) 3.00%, 05/01/26 (c)	410	450,606
State of Michigan, Environmental Program, Series A (GO) 3.00%, 05/15/30 (c)	750	857,170
5.00%, 12/01/25 (c)	10	12,017
Wayne County Airport Authority, Deroit Metropolitan Airport, Series A (RB) 5.00%, 12/01/28 (c)	560	723,801
		18,987,784
Minnesota: 1.3%
City of Maple Grove, Minnesota Health Care Facilities (RB) 3.38%, 05/01/27 (c)	180	197,523
3.50%, 05/01/27 (c)	460	506,784
City of Minneapolis, Fairview Health Services, Series A (RB) 5.00%, 11/15/28 (c)	125	159,050
County of Hennepin, First Lien, Sales Tax, Series A (RB) 5.00%, 12/15/23 (c)	760	846,648
County of Hennepin, Series B (GO) 5.00%, 12/15/28 (c)	1,000	1,303,611
Minneapolis-St. Paul Metropolitan Airports Commission, Series A (RB) 5.00%, 07/01/29 (c)	200	257,718
Minneapolis-St. Paul Metropolitan Airports Commission, Series B (RB) 5.00%, 01/01/27 (c)	325	396,831
5.00%, 01/01/27 (c)	515	631,476
Minnesota Housing Finance Agency, Series A (RB) 3.30%, 07/01/25 (c)	45	46,944
Regents of the University of Minnesota, Series B (RB) 5.00%, 12/01/27 (c)	1,000	1,256,901
Roseville Independent School District No. 623 (GO) (SD CRED PROG) 5.00%, 02/01/27 (c)	500	611,508
Sartell-St. Stephen Independent School District No. 748 (GO) (SD CRED PROG) 5.00%, 02/01/25 (c)	750	872,203
State of Minnesota, State Trunk Highway, Series B (GO) 2.25%, 08/01/26 (c)	555	584,782
3.00%, 08/01/26 (c)	500	558,617
4.00%, 08/01/26 (c)	585	687,252
5.00%, 08/01/28	100	130,469
State of Minnesota, State Trunk Highway, Series E (GO) 3.00%, 10/01/27 (c)	120	137,146
State of Minnesota, Various Purpose, Series A (GO) 5.00%, 10/01/27 (c)	400	507,633
5.00%, 08/01/27	1,025	1,301,477
5.00%, 08/01/29 (c)	1,000	1,315,980
5.00%, 08/01/29 (c)	1,000	1,308,830
5.00%, 08/01/29	400	534,765
5.00%, 08/01/30 (c)	2,000	2,683,449
5.00%, 08/01/30 (c)	2,000	2,675,804
State of Minnesota, Various Purpose, Series D (GO) 2.25%, 08/01/26 (c)	925	991,218
3.00%, 10/01/27 (c)	1,000	1,135,660
3.00%, 10/01/27 (c)	1,000	1,128,713
University of Minnesota, Series B (RB) 5.00%, 12/01/27 (c)	805	1,019,993
Virginia Independent School District No. 706, Series A (GO) (SD CRED PROG) 3.00%, 02/01/28 (c)	1,000	1,104,655
		24,893,640
Mississippi: 0.4%
State of Mississippi, Series A (GO) 5.00%, 10/01/27 (c)	430	542,393
5.00%, 10/01/27 (c)	650	817,892
5.00%, 10/01/27 (c)	405	508,370
5.00%, 10/01/27 (c)	880	1,109,535
5.00%, 10/01/27 (c)	500	628,429
5.00%, 10/01/27 (c)	300	375,977
State of Mississippi, Series A (RB) 5.00%, 10/15/28 (c)	1,000	1,254,887
5.00%, 10/15/28 (c)	400	504,517
5.00%, 10/15/28 (c)	550	687,927
State of Mississippi, Series B (GO) 4.00%, 10/01/29 (c)	295	360,953
5.00%, 12/01/26 (c)	155	190,435
5.00%, 12/01/26 (c)	850	1,046,258
		8,027,573
Missouri: 0.6%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District (RB) 5.00%, 10/01/27	350	442,145
City of Kansas City, Downtown Arena Project, Series E (RB) 5.00%, 04/01/25 (c)	290	336,580
City of Kansas, Series C (RB) 5.00%, 09/01/27 (c)	745	936,178
Curators of the University of Missouri, Series B (RB) 5.00%, 11/01/30	1,400	1,907,139
Health and Educational Facilities Authority, Mercy Health, Series A (RB) 5.00%, 12/01/28 (c)	250	319,241
Missouri Joint Municipal Electric Utility Commission, Prairie State Project, Series A (RB) 4.00%, 06/01/26 (c)	15	17,164
Platte County Park Hill School District (GO) (SAW) 3.00%, 03/01/26 (c)	225	243,224
3.00%, 03/01/26 (c)	105	113,859
Springfield School District No. R-12 (GO) 4.00%, 03/01/29 (c)	650	789,302
Springfield School District No. R-12 (GO) (SAW) 4.00%, 03/01/28 (c)	615	747,067
4.00%, 03/01/28 (c)	1,035	1,249,964
4.00%, 03/01/29 (c)	1,415	1,712,510
5.00%, 03/01/29 (c)	450	578,201
St. Louis County, Series A (RB) 2.00%, 12/01/28 (c)	1,045	1,064,354
4.00%, 12/01/28 (c)	1,000	1,236,055
		11,692,983
Montana: 0.0%
Montana Facility Finance Authority, SCL Health System, Series A (RB) 5.00%, 01/01/29	150	195,245
Nebraska: 0.3%
Central Plains Energy Project, Gas Project Crossover, Series A (RB) 5.00%, 09/01/27	1,000	1,247,592
5.00%, 09/01/32	1,280	1,737,956
5.00%, 09/01/34	300	419,940
Douglas County Hospital Authority No. 2 (RB) 3.00%, 05/15/26 (c)	500	538,692
4.00%, 05/15/26 (c)	115	132,861
Omaha Public Power District, Electric System, Series A (RB) 5.00%, 12/01/27 (c)	100	125,242
Omaha Public Power District, Electric System, Series A (RB) (SAW) 5.00%, 02/01/29 (c)	1,125	1,462,231
		5,664,514
Nevada: 1.3%
Clark County Limited Tax Bond Bank, Series B (GO) 5.00%, 11/01/26 (c)	300	367,624
Clark County School District, Series A (GO) (AGM) 5.00%, 06/15/30 (c)	1,000	1,324,974
5.00%, 06/15/30 (c)	915	1,203,676
Clark County School District, Series B (GO) 4.00%, 11/01/26 (c)	155	180,758
4.00%, 11/01/26 (c)	250	290,969
Clark County School District, Series B (GO) (AGM) 5.00%, 06/15/29	1,000	1,315,000
Clark County School District, Series C (GO) 5.00%, 12/15/25 (c)	200	238,448
5.00%, 12/15/27 (c)	1,050	1,302,096
Clark County Water Reclamation District (GO) 3.00%, 07/01/26 (c)	630	701,015
Clark County, Las Vegas McCarran International Airport Passenger Facility, Series E (RB) 5.00%, 07/01/27	415	522,340
5.00%, 07/01/29 (c)	1,200	1,560,841
Clark County, Limited Tax (GO) 4.00%, 06/01/29 (c)	1,000	1,204,802
Clark County, Limited Tax, Series A (GO) 5.00%, 06/01/28 (c)	1,110	1,408,726
5.00%, 06/01/28 (c)	150	188,141
Clark County, Limited Tax, Series C (GO) 3.00%, 07/01/27 (c)	500	545,989
3.00%, 07/01/27 (c)	305	333,827
3.00%, 07/01/27 (c)	270	294,464
Clark County, McCarran International Airport, Series B (RB) 5.00%, 07/01/29 (c)	275	358,753
Clark County, Nevada Highway (RB) (AGM) 2.00%, 07/01/31 (c)	5,000	4,966,753
County of Clark, Las Vegas McCarran International Airport Passenger Facility, Series E (RB) 5.00%, 07/01/29 (c)	470	613,141
Las Vegas Valley Water District, Series A (GO) 4.00%, 02/01/27 (c)	500	578,157
5.00%, 06/01/26 (c)	190	231,453
State of Nevada, Highway Improvement, Motor Vehicle Fuel Tax (RB) 4.00%, 06/01/27 (c)	1,000	1,160,823
5.00%, 06/01/27 (c)	795	990,329
State of Nevada, Highway Improvement, Motor Vehicle Fuel Tax (RB) (AGM) 3.38%, 06/01/28 (c)	325	365,863
4.00%, 06/01/28 (c)	760	901,489
4.00%, 06/01/28 (c)	760	899,110
Truckee Meadows Water Authority (RB) 5.00%, 07/01/26 (c)	355	429,179
5.00%, 07/01/26 (c)	30	36,349
		24,515,089
New Hampshire: 0.1%
New Hampshire Municipal Bond Bank (RB) 5.00%, 08/15/29	2,000	2,667,054
New Jersey: 4.9%
Board of Education of the Toms River Regional School District (GO) 3.00%, 07/15/26 (c)	500	535,690
City of Newark, Series A (GO) (AGM) 5.00%, 10/01/27	410	508,699
City of Ocean City (GO) 2.25%, 09/15/26 (c)	250	263,105
County of Hudson (GO) 2.00%, 11/15/28 (c)	2,000	2,029,339
2.00%, 11/15/28 (c)	685	690,109
2.12%, 11/15/28 (c)	265	268,763
County of Union, Technical School Bonds, Series A (GO) 3.00%, 09/01/25 (c)	600	654,401
New Brunswick Parking Authority, Series A (RB) (BAM MUN GOVT GTD) 3.00%, 09/01/26 (c)	335	355,598
New Jersey Economic Development Authority, Montclair State University Student Housing Project (RB) (AGM) 4.00%, 06/01/27 (c)	275	316,791
New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB) (BAM) 3.12%, 07/01/27 (c)	755	829,044
New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB) (AGM) 5.00%, 11/01/29 (c)	260	333,364
New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB) (ST) 4.00%, 11/01/27	755	897,684
New Jersey Economic Development Authority, New Jersey Transit Transportation Project, Series A (RB) (AGM) 5.00%, 11/01/29 (c)	1,000	1,278,478
New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB) 5.50%, 12/15/26 (c)	380	470,256
New Jersey Economic Development Authority, School Facilities Construction, Series BBB (RB)
4.75%, 12/15/26 (c)	420	498,299
5.50%, 12/15/26 (c)	275	341,244
New Jersey Economic Development Authority, School Facilities Construction, Series DDD (RB)
5.00%, 06/15/27 (c)	935	1,136,175
5.00%, 06/15/27 (c)	615	745,657
5.00%, 06/15/27 (c)	340	413,695
5.00%, 06/15/27 (c)	250	304,563
5.00%, 06/15/27	245	303,283
New Jersey Economic Development Authority, School Facilities Construction, Series LLL (RB) 5.00%, 12/15/29 (c)	1,250	1,592,643
New Jersey Economic Development Authority, School Facilities Construction, Series MMM (RB) 4.00%, 12/15/29 (c)	1,080	1,283,134
New Jersey Economic Development Authority, State House Project, Series B (RB)
4.00%, 12/15/28 (c)	1,290	1,547,919
5.00%, 12/15/28 (c)	315	398,347
5.00%, 06/15/26	315	380,106
New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB) 5.00%, 06/15/24 (c)	230	259,681
New Jersey Educational Facilities Authority, Montclair State University Issue, Series B (RB) 5.00%, 07/01/26 (c)	400	484,460
New Jersey Educational Facilities Authority, Princeton University, Series C (RB)
2.00%, 03/01/31 (c)	1,975	1,986,563
2.00%, 03/01/31 (c)	1,000	1,012,663
2.00%, 03/01/31 (c)	6,000	6,014,088
New Jersey Educational Facilities Authority, Princeton University, Series I (RB) 5.00%, 07/01/27 (c)	500	627,633
New Jersey Educational Facilities Authority, Stockton University Issue, Series A (RB) 5.00%, 07/01/26 (c)	1,000	1,188,782
New Jersey Health Care Facilities Financing Authority, Hackensack Meridian Health Obligated Group Issue, Series A (RB) 5.00%, 07/01/27 (c)	1,000	1,249,658
New Jersey Health Care Facilities Financing Authority, Inspira Health Obligated Group Issue, Series A (RB)
3.00%, 07/01/26 (c)	1,585	1,708,996
3.38%, 07/01/27 (c)	360	402,488
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group Issue, Series A (RB) 4.00%, 07/01/26 (c)	1,590	1,841,344
New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System Obligated Group Issue (RB)
3.00%, 07/01/26 (c)	115	122,528
3.12%, 07/01/26 (c)	150	160,381
New Jersey Housing and Mortgage Finance Agency, Series A (RB) 3.75%, 10/01/27 (c)	970	1,077,713
New Jersey State Turnpike Authority, Series B (RB)
5.00%, 01/01/28 (c)	115	145,141
5.00%, 01/01/28 (c)	1,080	1,359,848
5.00%, 01/01/28 (c)	2,900	3,642,521
New Jersey Transportation Trust Fund Authority (RB) 5.00%, 12/15/28 (c)	1,100	1,388,082
New Jersey Transportation Trust Fund Authority Transportation System, Series A (RB) 5.00%, 06/15/31 (c)	500	663,734
New Jersey Transportation Trust Fund Authority, Series A (RB)
4.00%, 12/15/28 (c)	2,330	2,781,379
5.00%, 12/15/27	500	626,642
5.00%, 12/15/28 (c)	1,395	1,762,073
5.00%, 12/15/28 (c)	1,000	1,258,348
5.00%, 12/15/28	500	639,597
5.00%, 06/15/26 (c)	435	516,127
New Jersey Transportation Trust Fund Authority, Series A-1 (RB) 4.10%, 06/15/26 (c)	780	884,881
New Jersey Turnpike Authority, Series A (RB)
4.00%, 01/01/27 (c)	135	155,996
5.00%, 01/01/27 (c)	270	330,203
5.00%, 01/01/27 (c)	1,625	1,994,458
New Jersey Turnpike Authority, Series E (RB)
5.00%, 01/01/28 (c)	200	252,420
5.00%, 01/01/28 (c)	115	145,455
New Jersey Turnpike Authority, Series G (RB) 5.00%, 01/01/28 (c)	1,000	1,250,960
New Jersey Turnpike Authority, Series G (RB) (AGM) 4.00%, 01/01/28 (c)	2,130	2,527,312
State of New Jersey, Series A (GO) 3.00%, 06/01/32	250	289,379
State of New Jersey, Various Purposes (GO)
2.00%, 12/01/29 (c)	3,000	3,004,341
2.00%, 12/01/29 (c)	3,000	3,144,974
2.00%, 12/01/29 (c)	3,000	2,982,768
5.00%, 12/01/29 (c)	5,000	6,445,455
5.00%, 12/01/29 (c)	5,000	6,471,840
5.00%, 12/01/29 (c)	5,000	6,486,307
5.00%, 06/01/27 (c)	400	498,475
5.00%, 06/01/27	625	783,559
Tobacco Settlement Financing Corp., Series A (RB)
5.00%, 06/01/27	360	450,240
5.00%, 06/01/28 (c)	2,000	2,514,361
5.00%, 06/01/28 (c)	250	313,373
5.00%, 06/01/28 (c)	195	246,907
5.00%, 06/01/28 (c)	500	630,388
5.00%, 06/01/28 (c)	225	280,757
		93,381,665
New York: 15.3%
Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB) (AGM) 4.00%, 01/15/27 (c)	1,555	1,742,058
City of New York Housing Development Corp., Series G-1 (RB) 3.10%, 11/01/25 (c)	500	540,648
City of New York, Series A (GO)
4.00%, 08/01/26 (c)	485	560,117
5.00%, 08/01/25 (c)	380	449,877
5.00%, 08/01/26 (c)	1,810	2,204,581
5.00%, 08/01/27 (c)	540	681,398
5.00%, 08/01/27	550	694,635
City of New York, Series A-1 (GO) 5.00%, 08/01/29	1,000	1,324,121
City of New York, Series B-1 (GO)
4.00%, 12/01/26 (c)	250	290,013
5.00%, 10/01/27 (c)	100	124,347
5.00%, 10/01/29 (c)	1,125	1,473,832
5.00%, 10/01/29 (c)	500	657,367
5.00%, 11/01/30	1,000	1,358,016
5.00%, 12/01/26 (c)	395	485,917
5.25%, 10/01/27 (c)	920	1,169,565
City of New York, Series C (GO)
5.00%, 02/01/27 (c)	225	279,075
5.00%, 08/01/27	275	347,318
City of New York, Series C and D (GO)
5.00%, 02/01/26 (c)	110	132,064
5.00%, 02/01/28 (c)	1,250	1,567,620
5.00%, 02/01/28 (c)	820	1,045,098
City of New York, Series C-1 (GO) (SBG) 5.00%, 08/01/28	1,000	1,295,152
City of New York, Series C-1 (GO) (SD CRED PROG) 5.00%, 08/01/30	2,000	2,700,592
City of New York, Series D-1 (GO) (BAM) 5.00%, 03/01/30 (c)	1,565	2,030,210
City of New York, Series E (GO) 5.00%, 08/01/26 (c)	540	657,720
City of New York, Series E-1 (GO)
5.00%, 03/01/28 (c)	1,015	1,282,070
5.25%, 03/01/28 (c)	1,000	1,272,798
5.25%, 03/01/28 (c)	1,500	1,923,973
City of New York, Series F-1 (GO) 5.00%, 04/01/28 (c)	250	313,297
City of New York, Series I-A (GO) 4.00%, 10/01/30 (c)	2,000	2,460,077
City of New York, Series L (GO) 5.00%, 04/01/29 (c)	400	517,775
City of New York, Series L-5 (GO) 5.00%, 04/01/31 (c)	1,865	2,510,875
City of New York, Series L-6 (GO)
5.00%, 04/01/28	175	224,754
5.00%, 04/01/29 (c)	1,000	1,305,786
City of Troy Capital Resource Corp., Series A (RB) 5.00%, 09/01/30 (c)	500	650,328
County of Nassau, Series C (GO)
5.00%, 10/01/27	310	390,759
5.00%, 10/01/27 (c)	600	746,784
County of Westchester, Series A (GO) 4.00%, 12/01/26 (c)	345	411,909
Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB)
3.00%, 07/01/26 (c)	205	220,564
4.00%, 07/01/26 (c)	300	341,565
5.00%, 07/01/26 (c)	100	120,635
5.00%, 07/01/26 (c)	300	362,291
5.00%, 07/01/26 (c)	500	601,954
Hudson Yards Infrastructure Corp., Series A (RB)
5.00%, 02/15/27 (c)	1,700	2,083,312
5.00%, 02/15/27 (c)	3,025	3,727,355
5.00%, 02/15/27 (c)	1,030	1,264,076
5.00%, 02/15/27 (c)	460	562,260
Long Island Power Authority, Electric System (RB)
5.00%, 09/01/27 (c)	305	381,983
5.00%, 09/01/27 (c)	750	934,533
5.00%, 09/01/27 (c)	500	626,180
Long Island Power Authority, Electric System, Series A (RB) 3.00%, 09/01/28 (c)	450	492,469
Long Island Power Authority, Electric System, Series B (RB) 5.00%, 09/01/26 (c)	40	49,068
Metropolitan Transportation Authority, Series A (RB) 4.00%, 11/15/26 (c)	340	388,293
Metropolitan Transportation Authority, Series A-2 (RB) 5.00%, 05/15/27 (c)	155	192,213
Metropolitan Transportation Authority, Series B (RB)
4.00%, 11/15/26 (c)	215	245,172
4.00%, 11/15/26 (c)	1,825	2,074,846
5.00%, 11/15/26 (c)	310	378,068
5.00%, 11/15/27	865	1,085,433
5.00%, 11/15/28	380	488,415
5.00%, 11/15/28	380	488,415
Metropolitan Transportation Authority, Series B-2 (RB)
5.00%, 11/15/26 (c)	15	18,216
5.00%, 11/15/27	400	502,492
5.00%, 11/15/27 (c)	1,185	1,463,925
5.00%, 11/15/27 (c)	200	248,170
Metropolitan Transportation Authority, Series C-1 (RB)
4.00%, 05/15/28 (c)	395	464,394
4.00%, 05/15/28 (c)	1,240	1,465,919
4.00%, 05/15/28 (c)	410	480,888
5.00%, 11/15/26 (c)	900	1,094,122
5.00%, 11/15/26 (c)	1,175	1,412,016
5.00%, 11/15/26 (c)	155	189,034
5.00%, 11/15/27	500	627,418
5.00%, 05/15/28 (c)	1,260	1,605,309
5.00%, 05/15/28 (c)	810	1,011,105
5.00%, 05/15/28 (c)	2,540	3,178,099
5.00%, 05/15/28 (c)	1,445	1,811,291
5.00%, 05/15/28 (c)	470	591,235
Metropolitan Transportation Authority, Series C-2 (RB) 0.00%, 11/15/33 ^	1,035	815,701
Metropolitan Transportation Authority, Series D (RB)
3.12%, 11/15/26 (c)	265	282,224
4.00%, 11/15/26 (c)	400	457,705
5.00%, 11/15/26 (c)	1,805	2,173,985
5.00%, 11/15/26 (c)	1,115	1,350,284
5.00%, 05/15/28 (c)	1,570	1,967,977
5.00%, 05/15/28 (c)	1,085	1,362,455
5.00%, 05/15/28 (c)	535	669,403
New York City Housing Development Corp., Multi-Family Housing, Series A-1-C (RB) 2.35%, 05/01/28 (c)	1,100	1,124,985
New York City Housing Development Corp., Multi-Family Housing, Series C-1 (RB) 2.10%, 05/01/29 (c)	1,340	1,354,847
New York City Industrial Development Agency, Queens Baseball Stadium Project, Series A (RB) (AGM) 2.00%, 01/01/31 (c)	750	746,566
New York City Transitional Finance Authority Building Aid Revenue (RB) (SAW)
4.00%, 07/15/31 (c)	1,375	1,711,011
5.00%, 07/15/31 (c)	1,000	1,365,498
New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW) 5.00%, 08/23/21 (c)	600	601,656
New York City Transitional Finance Authority, Building Aid Revenue, Series S-2 (RB) (SAW)
5.00%, 07/15/25 (c)	135	159,809
5.00%, 07/15/28 (c)	1,010	1,295,529
New York City Transitional Finance Authority, Building Aid Revenue, Series S-4 (RB) (SAW)
5.00%, 07/15/28 (c)	100	128,270
5.00%, 07/15/28 (c)	500	638,442
5.25%, 07/15/28 (c)	415	536,732
New York City Transitional Finance Authority, Building Aid, Series S-3 (RB) (SAW) 5.00%, 07/15/28 (c)	1,010	1,289,653
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A (RB)
3.00%, 11/01/30 (c)	2,000	2,213,816
5.00%, 11/01/30 (c)	3,000	3,996,182
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1 (RB)
4.00%, 05/01/26 (c)	630	726,965
5.00%, 05/01/26 (c)	725	873,989
5.00%, 05/01/26 (c)	450	542,476
5.00%, 05/01/26 (c)	160	192,381
5.00%, 05/01/26 (c)	280	339,442
5.00%, 05/01/26 (c)	880	1,059,468
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB) 5.00%, 08/01/24 (c)	260	296,671
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B-1 (RB)
4.00%, 08/01/27 (c)	115	135,030
5.00%, 08/01/26 (c)	690	839,280
5.00%, 08/01/26 (c)	530	647,589
5.00%, 08/01/26 (c)	540	655,937
5.00%, 08/01/26 (c)	895	1,087,155
5.00%, 08/01/27 (c)	350	435,455
5.00%, 08/01/27 (c)	125	157,206
5.00%, 08/01/27 (c)	1,000	1,247,895
5.00%, 08/01/28 (c)	500	637,965
5.00%, 08/01/30 (c)	1,000	1,349,249
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C (RB)
5.00%, 11/01/25 (c)	20	23,956
5.00%, 05/01/27 (c)	610	754,090
5.00%, 05/01/27 (c)	2,280	2,828,708
5.00%, 08/01/30 (c)	855	1,156,243
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C-1 (RB) 5.00%, 11/01/30 (c)	4,500	5,972,209
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E (RB) 3.50%, 05/01/27 (c)	100	111,825
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB)
5.00%, 02/01/25 (c)	155	179,434
5.00%, 02/01/27 (c)	1,190	1,469,075
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series G-1 (RB) 4.00%, 11/01/30	6,000	7,636,456
New York City Trust for Cultural Resources, The Museum of Modern Art, Series 1-E (RB)
4.00%, 10/01/26 (c)	745	869,352
4.00%, 10/01/26 (c)	850	994,852
New York City Water and Sewer System, Series AA (RB) 5.00%, 12/15/29 (c)	1,000	1,332,888
New York City Water and Sewer System, Series BB (RB)
5.00%, 06/15/27 (c)	310	385,748
5.00%, 06/15/27 (c)	595	749,274
New York City Water and Sewer System, Series DD (RB) 5.00%, 06/15/31	1,865	2,590,936
New York City Water and Sewer System, Series EE (RB) 5.00%, 06/15/27 (c)	215	267,207
New York City Water and Sewer System, Series FF-2 (RB) 5.00%, 06/15/29 (c)	500	655,347
New York State Dormitory Authority (RB)
3.00%, 09/15/30 (c)	1,620	1,799,618
4.00%, 02/15/27 (c)	475	549,869
4.00%, 09/15/30 (c)	1,135	1,384,272
5.00%, 02/15/27 (c)	1,375	1,709,348
5.00%, 02/15/27 (c)	1,000	1,235,195
5.00%, 03/15/28	930	1,196,840
New York State Dormitory Authority, Columbia University (RB) 5.00%, 04/01/26 (c)	170	206,242
New York State Dormitory Authority, Columbia University, Series A (RB) (FHA) 5.00%, 10/01/28	115	150,775
New York State Dormitory Authority, Columbia University, Series B (RB) 5.00%, 10/01/27	25	31,894
New York State Dormitory Authority, Cornell University, Series A (RB)
4.00%, 07/01/26 (c)	200	230,297
5.00%, 07/01/26 (c)	230	279,301
New York State Dormitory Authority, Cornell University, Series D (RB)
5.00%, 07/01/33	110	158,652
5.00%, 07/01/34	1,100	1,610,978
New York State Dormitory Authority, Fordham University (RB) 4.00%, 07/01/27 (c)	800	931,545
New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center, Series 1 (RB) 4.00%, 07/01/29 (c)	1,000	1,217,222
New York State Dormitory Authority, Montefiore Obligated Group, Series A (RB) 5.00%, 08/01/27	315	390,903
New York State Dormitory Authority, New School University, Series A (RB) 5.00%, 01/01/27 (c)	250	304,557
New York State Dormitory Authority, New York State University, Series B (RB) 5.00%, 07/01/25 (c)	20	23,498
New York State Dormitory Authority, New York University, Series A (RB)
5.00%, 07/01/26 (c)	260	315,450
5.00%, 07/01/27 (c)	250	313,685
5.00%, 07/01/27 (c)	475	599,558
5.00%, 07/01/27 (c)	200	248,117
5.00%, 07/01/27 (c)	250	310,531
5.00%, 07/01/28 (c)	385	491,774
5.00%, 07/01/29 (c)	100	131,934
New York State Dormitory Authority, School Districts Bond Financing Program, Series A (RB) (AGM)
5.00%, 10/01/27 (c)	100	125,740
5.00%, 10/01/27 (c)	635	804,547
New York State Dormitory Authority, School Districts Bond Financing Program, Series A (RB) (SAW)
5.00%, 10/01/26 (c)	650	798,281
5.00%, 10/01/26 (c)	200	244,027
5.00%, 10/01/26 (c)	1,325	1,618,938
New York State Dormitory Authority, Sloan-Kettering Cancer Center, Series 1 (RB)
4.00%, 07/01/27 (c)	525	616,680
5.00%, 07/01/27	1,330	1,677,537
New York State Dormitory Authority, Sloan-Kettering Cancer Center, Series 1 (RB) (AGM) 2.00%, 07/01/29 (c)	850	886,644
New York State Dormitory Authority, St. John’s University, Series A (RB) 4.00%, 07/01/31 (c)	500	625,584
New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
4.00%, 03/15/31 (c)	2,795	3,417,727
5.00%, 02/15/27 (c)	595	734,602
5.00%, 03/15/25 (c)	195	226,556
5.00%, 03/15/25 (c)	150	175,098
5.00%, 03/15/29 (c)	3,910	5,019,515
5.00%, 03/15/29 (c)	1,500	1,936,159
5.00%, 03/15/29	510	672,438
5.00%, 03/15/29 (c)	1,645	2,117,863
5.00%, 03/15/29	100	131,850
5.00%, 03/15/30	3,000	4,047,921
5.00%, 03/15/31 (c)	4,000	5,375,735
5.00%, 08/15/26 (c)	1,040	1,278,075
New York State Dormitory Authority, State Personal Income Tax, Series B (RB)
5.00%, 08/15/27 (c)	1,780	2,222,727
5.00%, 08/15/27 (c)	640	812,275
5.00%, 08/15/27 (c)	2,000	2,512,051
New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 03/15/24 (c)	385	432,563
New York State Dormitory Authority, State Personal Income Tax, Series D (RB)
5.00%, 02/15/30	1,150	1,548,945
5.00%, 02/15/30 (c)	2,000	2,644,053
5.00%, 08/15/26 (c)	540	663,616
5.00%, 08/15/26 (c)	940	1,148,353
5.00%, 08/15/26 (c)	315	385,347
New York State Dormitory Authority, State Personal Income Tax, Series D (RB) (BAM) 5.00%, 02/15/30 (c)	115	152,611
New York State Dormitory Authority, State Personal Income Tax, Series E (RB) 5.00%, 02/15/25 (c)	320	372,415
New York State Dormitory Authority, State Sales Tax, Series A (RB)
5.00%, 01/01/27 (c)	250	299,118
5.00%, 03/15/24 (c)	340	382,194
5.00%, 03/15/24 (c)	115	129,239
5.00%, 03/15/27 (c)	1,000	1,238,347
5.00%, 03/15/27 (c)	515	638,081
5.00%, 03/15/27 (c)	305	378,030
5.00%, 03/15/27 (c)	2,110	2,609,889
5.00%, 09/15/26 (c)	60	73,485
5.00%, 09/15/26 (c)	140	171,782
5.00%, 09/15/26 (c)	2,380	2,924,350
New York State Dormitory Authority, State Sales Tax, Series B (RB)
5.00%, 09/15/25 (c)	120	143,152
5.00%, 09/15/25 (c)	170	201,953
New York State Dormitory Authority, State Sales Tax, Series C (RB)
5.00%, 03/15/28 (c)	520	661,293
5.00%, 03/15/28 (c)	1,220	1,544,065
New York State Dormitory Authority, State University Dormitory Facilities, Series A (RB) 5.00%, 07/01/27 (c)	2,560	3,212,628
New York State Dormitory Authority, Supported Debt Montefiore, Series A (RB) 5.00%, 08/01/28 (c)	1,000	1,237,720
New York State Dormitory Authority, The New School, Series A (RB) 5.00%, 01/01/27 (c)	385	462,581
New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series A (RB)
5.00%, 06/15/26 (c)	1,415	1,718,978
5.00%, 06/15/26 (c)	765	930,988
5.00%, 06/15/26 (c)	500	609,836
5.00%, 06/15/27 (c)	150	186,847
5.00%, 06/15/27 (c)	405	510,195
New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series B (RB) 5.00%, 06/15/29 (c)	1,250	1,638,921
New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series E (RB)
3.00%, 06/15/27 (c)	495	546,314
5.00%, 06/15/27 (c)	1,000	1,247,377
5.00%, 06/15/27 (c)	500	623,275
5.00%, 06/15/27	500	630,494
New York State Housing Finance Agency, Series H (RB) (AGM) 2.10%, 05/01/29 (c)	1,000	1,017,351
New York State Thruway Authority, Series A (RB)
5.00%, 01/01/26 (c)	650	776,003
5.00%, 01/01/26 (c)	600	715,045
New York State Thruway Authority, Series B (RB) (AGM) 4.00%, 01/01/30 (c)	800	962,898
New York State Thruway Authority, Series L (RB)
3.50%, 01/01/28 (c)	1,120	1,267,205
5.00%, 01/01/28 (c)	1,300	1,624,883
5.00%, 01/01/28 (c)	1,500	1,880,359
New York State Urban Development Corp., State Personal Income, Series A (RB)
5.00%, 03/15/27 (c)	750	926,782
5.00%, 03/15/27 (c)	325	399,492
New York State Urban Development Corp., State Personal Income, Series C (RB)
4.00%, 09/15/30 (c)	1,000	1,231,210
4.00%, 09/15/30 (c)	1,000	1,214,859
5.00%, 03/15/28	500	643,462
5.00%, 09/15/27 (c)	2,000	2,498,215
5.00%, 09/15/27 (c)	350	438,084
5.00%, 09/15/30 (c)	250	332,026
New York State Urban Development Corp., State Sales Tax, Series A (RB) 5.00%, 09/15/29 (c)	1,000	1,304,623
New York Transportation Development Corp. (RB) 5.00%, 12/01/30	1,150	1,553,682
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Series C (RB)
5.00%, 12/01/30 (c)	1,000	1,320,651
5.00%, 12/01/30 (c)	750	995,239
Port Authority of New York and New Jersey, Series 198 (RB) 5.00%, 11/15/26 (c)	300	365,073
Port Authority of New York and New Jersey, Series 205 (RB)
5.00%, 11/15/27 (c)	840	1,064,818
5.00%, 11/15/27 (c)	2,500	3,132,079
5.00%, 11/15/27 (c)	1,000	1,256,654
Port Authority of New York and New Jersey, Series 209 (RB)
5.00%, 07/15/28 (c)	500	629,555
5.00%, 07/15/28	255	330,097
Port Authority of New York and New Jersey, Series 211 (RB) 5.00%, 09/01/28 (c)	500	633,995
Port Authority of New York and New Jersey, Series 217 (RB) 5.00%, 11/01/29 (c)	500	650,306
Port Authority of New York and New Jersey, Series 222 (RB)
4.00%, 07/15/30 (c)	2,600	3,190,057
4.00%, 07/15/30 (c)	3,975	4,851,718
5.00%, 07/15/30 (c)	1,000	1,323,709
State of New York Mortgage Agency, Series 197 (RB) 2.60%, 04/01/25 (c)	735	763,477
State of New York Mortgage Agency, Series 192 (RB) 3.80%, 10/01/24 (c)	470	497,667
State of New York Mortgage Agency, Series 195 (RB) 3.00%, 04/01/25 (c)	615	646,882
State of New York Mortgage Agency, Series 205 (RB) 3.12%, 10/01/26 (c)	460	493,456
State of New York Mortgage Agency, Series 208 (RB) (AGC) 3.60%, 04/01/27 (c)	825	906,369
Suffolk County Water Authority (RB) 4.00%, 06/01/25 (c)	10	11,337
Triborough Bridge and Tunnel Authority, Series A (RB) 5.00%, 05/15/26 (c)	20	24,160
Triborough Bridge and Tunnel Authority, Series A-2 (RB) 2.00%, 05/15/28 (p)	6,000	6,475,634
Triborough Bridge and Tunnel Authority, Series B (RB)
5.00%, 11/15/31	1,000	1,388,415
5.00%, 05/15/27 (c)	1,070	1,327,959
5.00%, 05/15/27 (c)	1,350	1,676,830
5.00%, 05/15/27 (c)	1,000	1,253,584
5.00%, 05/15/27 (c)	1,550	1,923,818
5.00%, 05/15/27 (c)	1,255	1,554,070
5.00%, 05/15/27 (c)	1,035	1,289,707
Triborough Bridge and Tunnel Authority, Series C (RB)
5.00%, 11/15/27	1,565	1,993,374
5.00%, 11/15/28	500	653,401
Triborough Bridge and Tunnel Authority, Series D (RB) 5.00%, 11/15/30 (c)	1,000	1,342,831
TSASC, Inc., Tobacco Settlement Bonds, Series A (RB)
5.00%, 06/01/27 (c)	1,140	1,387,413
5.00%, 06/01/27 (c)	130	160,860
5.00%, 06/01/27 (c)	845	1,022,553
5.00%, 06/01/27 (c)	500	606,942
5.00%, 06/01/27 (c)	285	350,483
Utility Debt Securitization Authority (RB) 5.00%, 12/15/25 (c)	200	240,753
Utility Debt Securitization Authority, Series A (RB)
5.00%, 12/15/25 (c)	310	373,168
5.00%, 06/15/23 (c)	140	152,788
5.00%, 06/15/25 (c)	360	425,813
5.00%, 06/15/26 (c)	610	740,061
5.00%, 06/15/26 (c)	500	604,466
5.00%, 06/15/26 (c)	425	519,050
Utility Debt Securitization Authority, Series B (RB) 5.00%, 06/15/26 (c)	1,135	1,379,437
		293,456,290
North Carolina: 2.1%
Cape Fear Public Utility Authority, Water and Sewer System (RB) 4.00%, 08/01/26 (c)	450	525,629
Charlotte-Mecklenburg Hospital Authority, Atrium Health Variable Rate Health Care, Series D (RB) 5.00%, 12/01/31 (p)	3,000	4,144,635
Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Series A (RB) 4.00%, 01/15/26 (c)	100	113,359
City of Charlotte (GO) 5.00%, 06/01/27	250	315,716
County of Forsyth, Public Improvement, Series B (GO) 3.00%, 03/01/27 (c)	590	655,051
County of Mecklenburg, Series A (GO)
4.00%, 04/01/27 (c)	900	1,067,531
4.00%, 04/01/27 (c)	1,000	1,186,016
County of Mecklenburg, Series B (GO) 2.00%, 12/01/26 (c)	250	260,407
County of New Hanover, New Hanover Regional Medical Center (RB)
5.00%, 10/01/27	590	741,907
5.00%, 10/01/27 (c)	1,300	1,634,710
County of Union, Enterprise Systems (RB) 4.00%, 06/01/31 (c)	1,000	1,279,608
County of Wake (RB)
3.00%, 03/01/31 (c)	1,500	1,734,726
4.00%, 03/01/31 (c)	850	1,074,348
County of Wake, Series A (RB)
3.12%, 08/01/28 (c)	150	169,554
5.00%, 12/01/26 (c)	500	616,639
North Carolina Capital Facilities Finance Agency, Wake Forest Univeristy (RB) 5.00%, 07/01/26 (c)	130	157,606
North Carolina Medical Care Commission, Duke University Health System, Series D (RB) 4.00%, 06/01/26 (c)	10	11,425
North Carolina Medical Care Commission, Health Care Facilities, Series A (RB) 5.00%, 06/01/27	365	456,885
North Carolina Municipal Power Agency No. 1, Series A (RB) 5.00%, 01/01/30 (c)	1,000	1,303,328
North Carolina Turnpike Authority, Triangle Expressway System (RB) 5.00%, 01/01/27 (c)	500	598,727
North Carolina Turnpike Authority, Triangle Expressway System (RB) (AGM)
5.00%, 01/01/27 (c)	945	1,157,300
5.00%, 01/01/29 (c)	380	486,187
North Carolina Turnpike Authority, Triangle Expressway System, Series A (RB)
4.00%, 01/01/28 (c)	360	429,290
4.00%, 01/01/28 (c)	890	1,063,953
4.00%, 01/01/28 (c)	800	952,131
State of North Carolina (RB) 5.00%, 03/01/28	1,500	1,922,331
State of North Carolina, Department of State Treasurer, Series B (GO) 2.12%, 06/01/29 (c)	625	640,453
State of North Carolina, Grant Anticipation Revenue Vehicle (RB) 5.00%, 03/01/29 (c)	2,500	3,260,439
State of North Carolina, Series A (GO)
3.00%, 06/01/28 (c)	380	425,478
3.00%, 06/01/28 (c)	1,000	1,125,698
5.00%, 06/01/28 (c)	1,140	1,464,193
5.00%, 06/01/30 (c)	1,100	1,486,184
State of North Carolina, Series A (RB)
5.00%, 05/01/28	1,440	1,862,156
5.00%, 05/01/29 (c)	1,000	1,309,849
State of North Carolina, Series B (GO) 5.00%, 06/01/26 (c)	420	511,429
State of North Carolina, Series B (RB)
3.00%, 05/01/27 (c)	800	890,696
5.00%, 05/01/27 (c)	880	1,095,073
5.00%, 05/01/27	215	270,427
5.00%, 05/01/28	1,200	1,551,797
		39,952,871
North Dakota: 0.1%
County of Ward, North Dakota Health Care Facilities, Series C (RB) 5.00%, 06/01/28 (c)	410	484,082
North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series A (RB) 3.55%, 07/01/27 (c)	255	275,476
North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series D (RB) (SAW) 3.55%, 01/01/28 (c)	325	348,332
North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series F (RB) (NATL) 3.35%, 01/01/27 (c)	50	53,997
North Dakota Public Finance Authority, Series A (RB)
5.00%, 10/01/24 (c)	365	417,132
5.00%, 10/01/24 (c)	300	343,257
		1,922,276
Ohio: 3.1%
Akron Bath Copley Joint Township Hospital District (RB)
4.00%, 11/15/30 (c)	1,000	1,212,045
4.00%, 11/15/30 (c)	1,000	1,210,575
Buckeye Tobacco Settlement Financing Authority, Series A-2 (RB)
5.00%, 06/01/30 (c)	3,000	3,924,874
5.00%, 06/01/30 (c)	2,000	2,626,933
City of Cleveland, Bridges and Roadways Improvements, Series B-2 (RB) 5.00%, 04/01/28 (c)	500	635,655
City of Columbus, Series 1 (GO)
4.00%, 10/01/27 (c)	200	238,851
5.00%, 10/01/27 (c)	250	318,621
5.00%, 10/01/27 (c)	750	952,526
City of Columbus, Various Purpose, Series A (GO)
3.00%, 08/15/25 (c)	960	1,033,622
4.00%, 08/15/25 (c)	380	436,308
5.00%, 04/01/30	1,000	1,350,172
City of Columbus, Various Purpose, Series B (GO) 5.00%, 04/01/29 (c)	1,245	1,629,440
County of Allen, Ohio Hospital Facilities, Mercy Health, Series A (RB)
5.00%, 12/01/29	1,250	1,655,496
5.00%, 02/01/28 (c)	115	146,150
5.00%, 02/01/28 (c)	1,030	1,306,151
5.00%, 06/01/30 (c)	1,000	1,336,046
County of Butler (RB)
4.00%, 11/15/27 (c)	400	461,826
5.00%, 11/15/27 (c)	1,805	2,222,044
County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
5.00%, 02/15/27 (c)	250	302,804
5.00%, 02/15/27 (c)	100	119,792
County of Franklin, Nationwide Children’s Hospital Project, Series A (RB)
5.00%, 11/01/27 (c)	120	149,676
5.00%, 11/01/27 (c)	125	155,695
County of Franklin, Series A (RB) 5.00%, 11/01/27 (c)	145	180,097
County of Hamilton, Hospital Facilities, Series A (RB) 5.00%, 08/15/27	945	1,189,038
County of Hamilton, Sales Tax, Series A (RB) 5.00%, 12/01/26 (c)	340	412,880
County of Hamilton, Sewer System, Series A (RB) 5.00%, 12/01/29 (c)	1,000	1,322,148
County of Montgomery, Premier Health Partners Obligated Group, Series A (RB) 5.00%, 11/15/27	355	442,481
County of Scioto, Southern Ohio Medical Center (RB) 3.38%, 02/15/26 (c)	165	179,496
Cuyahoga Community College District (GO)
4.00%, 06/01/26 (c)	500	576,999
4.00%, 06/01/26 (c)	350	404,648
Kent State University (RB) 5.00%, 05/01/26 (c)	20	24,080
Northeast Ohio Regional Sewer District (RB) 3.00%, 11/15/29 (c)	1,000	1,137,310
Ohio Turnpike and Infrastructure Commission, Series A (RB) (ST)
5.00%, 02/15/28 (c)	500	627,123
5.00%, 02/15/28 (c)	500	630,037
5.00%, 02/15/28 (c)	500	625,352
Ohio Water Development Authority, Fresh Water (RB) 5.00%, 03/01/28 (c)	1,020	1,312,559
Ohio Water Development Authority, Fresh Water, Series A (RB) 5.00%, 06/01/26 (c)	125	152,741
Ohio Water Development Authority, Fresh Water, Series B (RB)
5.00%, 12/01/26 (c)	1,000	1,233,717
5.00%, 12/01/26 (c)	200	246,862
Ohio Water Development Authority, Water Pollution Control, Series A (RB)
5.00%, 12/01/27	2,000	2,553,411
5.00%, 12/01/27	1,000	1,276,706
5.00%, 06/01/27 (c)	960	1,197,512
5.00%, 06/01/30 (c)	1,000	1,342,334
Ohio Water Development Authority, Water Pollution Control, Series B (RB)
5.00%, 12/01/25 (c)	20	24,053
5.00%, 12/01/25 (c)	40	48,240
State of Ohio (RB) 5.00%, 12/15/32	500	710,560
State of Ohio Hospital, Cleveland Clinic Health System, Series A (GO) 5.00%, 03/15/24 (c)	480	539,031
State of Ohio Hospital, Cleveland Clinic Health System, Series A (RB)
4.00%, 01/01/28 (c)	760	899,518
5.00%, 01/01/28 (c)	425	542,439
5.00%, 01/01/28 (c)	135	171,238
5.00%, 01/01/28 (c)	130	164,056
5.00%, 01/01/28	1,005	1,285,254
5.00%, 01/01/28 (c)	140	177,213
State of Ohio, Capital Facilities Lease Appropriation Bonds, Series A (RB)
5.00%, 04/01/28 (c)	615	776,246
5.00%, 04/01/28 (c)	805	1,010,757
5.00%, 04/01/28 (c)	640	805,590
State of Ohio, Common Schools, Series A (GO)
5.00%, 03/15/23 (c)	660	710,471
5.00%, 03/15/24 (c)	500	562,190
5.00%, 03/15/24 (c)	25	28,012
State of Ohio, Higher Education, Series C (GO) 5.00%, 08/01/27	395	499,141
State of Ohio, Higher Educational Facility, Case Western Reserve University Project (RB) 3.25%, 12/01/25 (c)	165	178,414
State of Ohio, Highway Capital Improvement, Series S (GO) 5.00%, 05/01/26 (c)	550	665,609
State of Ohio, Highway Capital Improvement, Series T (GO) 5.00%, 05/01/27 (c)	1,000	1,248,425
State of Ohio, Highway Capital Improvement, Series U (GO) 5.00%, 05/01/28	1,000	1,289,339
State of Ohio, Infrastructure Project, Series 1 (RB)
5.00%, 12/15/30	200	273,207
5.00%, 12/15/31	1,225	1,709,828
State of Ohio, Major New State Infrastructure Improvement Bonds (RB) 5.00%, 06/15/26 (c)	225	274,426
State of Ohio, Parks and Recreation Improvement, Series A (RB) 5.00%, 12/01/27 (c)	100	126,070
State of Ohio, Parks and Recreation Improvement, Series C (RB) 5.00%, 12/01/26 (c)	500	612,142
The Ohio State University, Multiyear Debt Issuance Program, Series A (RB) 5.00%, 12/01/29	2,225	2,976,237
University of Akron, General Receipts, Series A (RB) 5.00%, 07/01/26 (c)	600	722,184
Village of Bluffton, Blanchard Valley Health System (RB) 4.00%, 12/01/27 (c)	100	116,682
		59,639,405
Oklahoma: 0.3%
Canadian County Educational Facilities Authority, Mustang Public Schools (RB)
3.00%, 09/01/26 (c)	330	364,937
5.00%, 09/01/26 (c)	1,405	1,712,453
Grand River Dam Authority, Series A (RB)
5.00%, 12/01/26 (c)	130	160,015
5.00%, 12/01/26 (c)	410	507,034
5.00%, 12/01/26 (c)	100	123,311
Oklahoma Capitol Improvement Authority (RB) 4.00%, 07/01/26 (c)	155	178,399
Oklahoma Turnpike Authority, Series C (RB) 5.00%, 01/01/27 (c)	565	688,849
Oklahoma Turnpike Authority, Series E (RB)
5.00%, 01/01/27 (c)	300	368,566
5.00%, 01/01/27 (c)	155	191,677
Tulsa County Industrial Authority (RB) 5.00%, 09/01/25 (c)	530	626,715
Tulsa Public Facilities Authority (RB)
4.00%, 10/01/26 (c)	1,075	1,266,717
4.00%, 10/01/26	250	292,922
		6,481,595
Oregon: 1.1%
Asante Health System Obligated Group, Hospital Facilities Authority of the City of Medford, Asante Projects, Series A (RB) 5.00%, 08/15/30 (c)	720	957,390
Asante Health System Obligated Group, Hospital Facilities Authority of the City of Medford, Asante Projects, Series A (RB) (AGM) 5.00%, 08/15/30 (c)	700	927,861
City of Eugene, Electric Utility System Revenue, Series A (RB) 4.00%, 08/01/26 (c)	410	474,736
Corvallis School District No. 509J, Series B (GO) (SBG) 5.00%, 06/15/28 (c)	1,285	1,625,597
Hillsboro School District No. 1J (GO) (SBG)
5.00%, 06/15/27 (c)	1,000	1,249,090
5.00%, 06/15/27 (c)	590	729,957
Metro Oregon, Series A (GO) 5.00%, 06/01/30 (c)	1,045	1,408,714
Multnomah and Clackamas Counties School District No. 10JT (GO) (SBG)
0.01%, 06/15/27 (c)	1,215	922,974
0.01%, 06/15/27 (c)	1,010	731,060
Multnomah and Clackamas Counties School District No. 7J (GO) (SBG) 4.00%, 06/01/27 (c)	500	583,837
Multnomah County School District No. 1J, Series B (GO) (SBG) 3.00%, 06/15/30 (c)	1,280	1,475,560
Oregon State Facilities Authority, Samaritan Health Services Project, Series A (RB)
5.00%, 10/01/26 (c)	430	509,684
5.00%, 10/01/26 (c)	195	230,697
Oregon State Lottery, Department of Administrative Services, Series C (RB) 5.00%, 04/01/27 (c)	120	149,692
Portland Community College District (GO) 5.00%, 06/15/26 (c)	115	140,014
Salem-Keizer School District No 24J (GO) (SBG) 4.00%, 06/15/30 (c)	2,000	2,454,040
Salem-Keizer School District No. 24J (GO) (SBG)
4.00%, 06/15/28 (c)	475	565,977
5.00%, 06/15/28 (c)	545	698,201
Sherwood School District No. 88J, Series B (GO) (SBG) 5.00%, 06/15/27 (c)	125	155,271
State of Oregon Housing & Community Services Department (RB) (AGM) 3.55%, 07/01/27 (c)	270	293,504
State of Oregon, Department of Administrative Services, Lottery Revenue, Series A (RB) 5.00%, 04/01/27 (c)	690	857,946
State of Oregon, Department of Transportation, Series A (RB) 5.00%, 11/15/30 (c)	1,000	1,344,832
State of Oregon, Higher Education, Series I (GO) 4.00%, 08/01/27 (c)	450	528,989
State of Oregon, Housing and Community Services Department, Series D (RB) 3.80%, 01/01/28 (c)	905	1,006,902
State of Oregon, Seismic Project and Article XI-Q, Series A (GO) 5.00%, 05/01/27 (c)	145	179,754
State of Oregon, Seismic Project and Article XI-Q, Series F (GO) 5.00%, 05/01/26 (c)	10	12,102
Tri-County Metropolitan Transportation District of Oregon, Series A (RB)
3.25%, 04/01/28 (c)	570	624,225
5.00%, 10/01/26	405	495,076
		21,333,682
Pennsylvania: 4.2%
Allegheny County Hospital Development Authority, Series A (RB)
5.00%, 04/01/27	100	124,329
5.00%, 04/01/28 (c)	1,120	1,396,465
5.00%, 04/01/28 (c)	1,000	1,266,854
5.00%, 07/15/28	290	373,357
5.00%, 07/15/29 (c)	810	1,049,579
5.00%, 07/15/29 (c)	360	471,176
Allegheny County Sanitary Authority, Sewer Revenue (RB) (AGM) 4.00%, 12/01/26 (c)	100	116,205
City of Philadelphia (GO) (AGM)
5.00%, 08/01/27 (c)	380	472,954
5.00%, 08/01/27	320	403,505
City of Philadelphia, Gas Works, Series 14 (RB) 5.00%, 10/01/26 (c)	880	1,067,733
City of Philadelphia, Series A (GO)
5.00%, 08/01/27 (c)	100	123,600
5.00%, 08/01/27 (c)	750	931,477
5.00%, 08/01/27 (c)	750	936,721
City of Philadelphia, Series A (RB) 5.00%, 07/01/29	1,500	1,971,774
City of Philadelphia, Series A (RB) (AGC) 4.00%, 07/01/30 (c)	1,000	1,218,498
City of Philadelphia, Series B (GO)
5.00%, 02/01/28	415	527,964
5.00%, 08/01/29 (c)	300	394,717
5.00%, 08/01/29 (c)	100	129,620
5.00%, 08/01/29 (c)	1,500	1,921,078
Commonwealth Financing Authority, Series A (RB)
5.00%, 06/01/28	800	1,024,436
5.00%, 06/01/29	1,000	1,306,851
5.00%, 06/01/30 (c)	250	333,014
Commonwealth Financing Authority, Tobacco Master Settlement Payment (RB)
5.00%, 06/01/28 (c)	775	974,229
5.00%, 06/01/28 (c)	415	516,287
5.00%, 06/01/28 (c)	265	331,782
Commonwealth of Pennsylvania, First Series (GO)
3.00%, 01/01/27 (c)	510	560,310
3.00%, 05/01/30 (c)	900	1,013,957
4.00%, 01/01/27 (c)	600	699,413
5.00%, 02/01/26 (c)	500	600,046
5.00%, 07/15/27	255	322,332
Commonwealth of Pennsylvania, First Series (GO) (SBG) 5.00%, 07/15/28	1,300	1,687,971
Commonwealth of Pennsylvania, Second Series (GO)
3.00%, 09/15/26 (c)	1,055	1,148,755
4.00%, 09/15/26 (c)	170	197,676
4.00%, 09/15/26 (c)	610	707,049
5.00%, 01/15/27 (c)	430	532,869
5.00%, 09/15/26 (c)	400	490,351
Commonwealth of Pennsylvania, Second Series (GO) (AGM) 3.00%, 09/15/26 (c)	395	430,368
County of Allegheny, Series C-75 (GO) 5.00%, 11/01/26 (c)	695	855,702
County of Chester, Series A (GO) 4.00%, 07/15/26 (c)	750	875,352
Dauphin County General Authority, Pinnacle Health System Project, Series A (RB) 4.00%, 06/01/26 (c)	20	23,013
Geisinger Authority Health System, Series A (RB) 5.00%, 04/01/30 (c)	1,750	2,291,746
Geisinger Authority Health System, Series C (RB) 5.00%, 04/01/30 (c) (p)	2,000	2,610,266
Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Series A (RB) 5.00%, 09/01/28 (c)	630	795,925
Pennsylvania Economic Development Financing Authority, UPMC (RB)
4.00%, 09/15/26 (c)	215	247,194
4.00%, 09/15/26 (c)	100	114,738
5.00%, 09/15/26 (c)	385	466,520
Pennsylvania Economic Development Financing Authority, UPMC, Series A (RB)
3.38%, 11/15/27 (c)	1,000	1,119,798
4.00%, 11/15/27 (c)	205	240,258
Pennsylvania Higher Educational Facilities Authority, Commonwealth of Pennsylvania (RB) 5.00%, 05/01/26 (c)	125	149,556
Pennsylvania Higher Educational Facilities Authority, Commonwealth of Pennsylvania, Series AT-1 (RB)
4.00%, 06/15/26 (c)	775	882,288
5.00%, 06/15/26 (c)	785	946,484
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Series A (RB)
3.12%, 08/15/27 (c)	150	165,621
5.00%, 08/15/27 (c)	275	344,490
5.00%, 08/15/27 (c)	1,000	1,259,824
5.00%, 08/15/27 (c)	270	336,893
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 119 (RB) 3.20%, 04/01/25 (c)	425	449,735
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 121 (RB) 2.80%, 10/01/25 (c)	700	737,787
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 122 (RB) 3.65%, 04/01/26 (c)	590	631,778
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 123B (RB) 3.45%, 10/01/26 (c)	1,730	1,874,600
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 124-B (RB) 3.20%, 10/01/26 (c)	300	322,158
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series A (RB) (AGC) 3.70%, 04/01/27 (c)	2,000	2,193,156
Pennsylvania State University, Series B (RB) 5.00%, 09/01/26 (c)	20	24,377
Pennsylvania Turnpike Commission (RB)
5.00%, 12/01/25 (c)	550	654,433
5.00%, 12/01/25 (c)	430	512,370
5.00%, 12/01/26 (c)	110	136,416
5.00%, 12/01/27 (c)	250	312,041
5.00%, 12/01/27 (c)	300	373,894
5.00%, 12/01/27	1,000	1,267,450
5.00%, 12/01/28 (c)	895	1,163,401
5.00%, 06/01/31 (c)	700	942,420
Pennsylvania Turnpike Commission, Oil Franchise Tax Subordinate (RB) 5.00%, 12/01/26 (c)	450	553,917
Pennsylvania Turnpike Commission, Second Series (RB) 4.00%, 06/01/26 (c)	690	781,801
Pennsylvania Turnpike Commission, Series A (RB)
5.00%, 12/01/26 (c)	750	922,499
5.00%, 12/01/26 (c)	15	18,300
5.00%, 12/01/26 (c)	310	381,394
5.00%, 12/01/29 (c)	500	659,368
Pennsylvania Turnpike Commission, Series A-2 (RB)
5.00%, 12/01/27 (c)	175	221,235
5.00%, 12/01/27 (c)	100	127,418
5.00%, 06/01/26 (c)	790	947,594
Pennsylvania Turnpike Commission, Series B (RB) (AGM) 5.00%, 06/01/27 (c)	510	627,771
Pennsylvania Turnpike Commission, Series B-1 (RB) 5.00%, 06/01/27 (c)	760	937,803
Pennsylvania Turnpike Commission, Series B-2 (RB) 5.00%, 06/01/27 (c)	205	252,204
Philadelphia Authority for Industrial Development, Children’s Hospital of Philadelphia Project (RB) 4.00%, 07/01/27 (c)	110	128,293
Philadelphia Authority for Industrial Development, Temple University, Second Series (RB) 5.00%, 04/01/25 (c)	10	11,586
Philadelphia Gas Works Co., Fourteenth Series (RB)
5.00%, 10/01/26 (c)	680	823,148
5.00%, 10/01/26 (c)	735	891,384
5.00%, 10/01/26 (c)	970	1,175,290
Pittsburgh Water and Sewer Authority, Series B (RB) (AGM)
5.00%, 09/01/31	1,460	1,987,681
5.00%, 09/01/32	2,000	2,784,809
5.00%, 09/01/33	2,000	2,844,091
Reading School District of Berks County (GO) (AGM) 5.00%, 03/01/27 (c)	170	206,542
School District of Philadelphia, Series A (GO) (SAW)
5.00%, 09/01/28 (c)	250	319,420
5.00%, 09/01/28 (c)	410	519,259
5.00%, 09/01/28 (c)	450	573,239
School District of Philadelphia, Series F (GO) (SAW) 5.00%, 09/01/26 (c)	485	586,537
School District of the City of Erie (GO) (AGM) 5.00%, 04/01/29 (c)	220	280,572
Southeastern Pennsylvania Transportation Authority (RB) 5.00%, 06/01/27 (c)	845	1,056,138
Sports & Exhibition Authority, Regional Asset District Sales Tax (RB) (AGM) 5.00%, 08/01/29 (c)	1,000	1,319,335
State Public School Building Authority, The School District of Philadelphia Project, Series A (RB) (AGM)
5.00%, 12/01/26 (c)	260	316,944
5.00%, 12/01/26 (c)	2,750	3,360,333
State Public School Building Authority, The School District of Philadelphia Project, Series A (RB) (SAW) 5.00%, 12/01/26 (c)	880	1,080,474
Westmoreland County Municipal Authority (RB) (BAM) 5.00%, 08/15/25 (c)	765	904,859
		80,698,224
Rhode Island: 0.2%
Rhode Island Commerce Corp., Department of Transportation, Series B (RB)
5.00%, 06/15/26 (c)	380	458,583
5.00%, 06/15/26 (c)	230	279,163
Rhode Island Health and Educational Building Corp., Pooled Issue, Series A (RB)
4.00%, 05/15/26 (c)	880	1,011,952
5.00%, 05/15/26 (c)	110	133,575
Rhode Island Housing and Mortgage Finance Corp., Series 73-A (RB) (AGM) 2.10%, 10/01/29 (c)	1,000	1,019,207
State of Rhode Island and Providence Plantations, Series A (GO) 3.00%, 04/01/28 (c)	345	385,321
State of Rhode Island and Providence Plantations, Series B (GO) 5.00%, 08/01/27 (c)	250	312,146
State of Rhode Island and Providence Plantations, Series D (GO) 5.00%, 08/01/24 (c)	180	205,271
		3,805,218
South Carolina: 0.5%
Aiken County Consolidated School District, Series A (GO)
4.00%, 04/01/29 (c)	1,000	1,213,139
4.00%, 04/01/29 (c)	535	644,977
Beaufort County School District (GO) 3.00%, 03/01/31 (c)	2,000	2,337,164
County of York (GO) (SAW) 5.00%, 04/01/24 (c)	185	208,753
Lancaster County School District (GO)
3.25%, 03/01/27 (c)	325	364,108
4.00%, 03/01/27 (c)	1,000	1,185,964
Lexington County Health Services District, Inc. (RB) (AGM) 5.00%, 11/01/27 (c)	100	124,621
Lexington County School District No. 2 (GO) 3.00%, 03/01/26 (c)	250	272,141
South Carolina State, Clemson University, Series A (GO) (SAW) 4.00%, 10/01/27 (c)	1,000	1,196,566
South Carolina Transportation Infrastructure Bank, Series A (RB)
2.25%, 10/01/25 (c)	655	673,163
5.00%, 10/01/28 (c)	100	128,061
York County, South Carolina Fort Mill School District No. 4, Series B (GO)
3.00%, 03/01/27 (c)	500	550,678
3.00%, 03/01/27 (c)	325	358,740
		9,258,075
South Dakota: 0.1%
South Dakota Health and Educational Facilities Authority (RB)
4.00%, 09/01/27 (c)	1,075	1,231,557
5.00%, 09/01/27 (c)	255	310,362
5.00%, 09/01/27 (c)	100	121,654
South Dakota Housing Development Authority (RB) 3.70%, 11/01/26 (c)	400	432,960
		2,096,533
Tennessee: 1.1%
Chattanooga Health, Educational and Housing Facility Board, Series A-1 (RB) 5.00%, 08/01/28	250	320,444
County of Hamilton, Series A (GO) 5.00%, 04/01/28	300	387,104
Greeneville Health and Educational Facilities Board, Ballad Health, Series A (RB)
5.00%, 07/01/23 (c)	810	881,493
5.00%, 07/01/23 (c)	915	996,313
5.00%, 07/01/23 (c)	550	599,208
Knox County Health Educational and Housing Facility Board (RB)
5.00%, 04/01/27 (c)	700	830,759
5.00%, 04/01/27 (c)	490	584,618
Memphis-Shelby County Industrial Development Board (RB) 5.00%, 11/01/26 (c)	150	182,411
Memphis-Shelby County Industrial Development Board, Series B (RB) 5.00%, 11/01/26 (c)	720	883,917
Metropolitan Government of Nashville and Davidson County (GO)
4.00%, 07/01/26 (c)	580	673,822
4.00%, 07/01/26 (c)	545	633,216
4.00%, 07/01/27 (c)	590	705,822
4.00%, 07/01/27	335	402,621
4.00%, 07/01/27 (c)	275	325,151
5.00%, 07/01/26 (c)	235	285,141
Metropolitan Government of Nashville and Davidson County, Health and Educational Facilities Board, Vanderbilt University Center, Series A (RB) 5.00%, 07/01/26 (c)	130	156,817
New Memphis Arena Public Building Authority (RB) 0.00%, 04/01/31 (c) ^	2,625	1,858,761
Shelby County, Public Improvement, Series B (GO)
4.00%, 04/01/30 (c)	3,000	3,724,972
4.00%, 04/01/30 (c)	1,000	1,237,653
4.00%, 04/01/30 (c)	1,000	1,235,023
Shelby County, Tennessee Health, Educational and Housing Facility Board, Methodist Le Bonheur Healthcare, Series A (RB) 5.00%, 05/01/27 (c)	200	242,961
State of Tennessee, Series A (GO)
5.00%, 08/01/26 (c)	500	608,487
5.00%, 08/01/26 (c)	800	977,665
Tennessee Housing Development Agency, Series 2 (RB) 3.50%, 07/01/27 (c)	420	459,077
Tennessee Housing Development Agency, Series 2B (RB) 3.70%, 07/01/26 (c)	150	162,711
Tennessee State School Bond Authority, Higher Education Facilities Second Program, Series A (RB) (ST)
5.00%, 11/01/27	365	464,682
5.00%, 11/01/27 (c)	285	356,531
5.00%, 11/01/27 (c)	750	944,509
5.00%, 11/01/27 (c)	395	491,944
		21,613,833
Texas: 8.5%
Aldine Independent School District, Series A (GO)
4.00%, 02/15/27 (c)	675	785,771
4.00%, 02/15/27 (c)	910	1,061,106
5.00%, 02/15/25 (c)	140	162,556
5.00%, 02/15/27 (c)	880	1,091,522
5.00%, 02/15/27 (c)	700	866,764
Alvin Independent School District, Series A (GO)
5.00%, 02/15/26 (c)	500	599,537
5.00%, 02/15/26 (c)	645	776,616
Arlington Independent School District (GO)
4.00%, 02/15/29 (c)	1,000	1,218,902
4.00%, 02/15/29 (c)	500	608,604
Austin Independent School District (GO)
4.00%, 08/01/26 (c)	100	116,668
4.00%, 08/01/26 (c)	500	580,929
Austin Independent School District, Series B (GO) 5.00%, 08/01/26 (c)	500	613,707
Austin Independent School District, Series C (GO) 5.00%, 08/01/26 (c)	100	122,021
Beaumont Independent School District (GO) 3.00%, 02/15/26 (c)	315	342,663
Bexar County Hospital District (GO)
3.00%, 02/15/26 (c)	385	416,837
4.00%, 02/15/26 (c)	115	131,584
4.00%, 02/15/26 (c)	250	283,661
5.00%, 02/15/26 (c)	1,315	1,572,867
5.00%, 02/15/28	305	389,290
Board of Regents of the University of North Texas System, Series A (RB) 5.00%, 04/15/27	250	311,955
Board of Regents of the University of Texas System, Series A (RB)
3.00%, 05/15/31 (c)	1,000	1,141,584
5.00%, 07/01/25 (c)	575	676,541
Board of Regents of the University of Texas System, Series B (RB)
5.00%, 07/01/26 (c)	125	152,065
5.00%, 08/15/29	500	664,916
Board of Regents of the University of Texas System, Series D (RB) 5.00%, 08/15/25	200	237,714
Board of Regents of the University of Texas System, Series E (RB) 5.00%, 08/15/27	520	657,805
Board of Regents of the University of Texas System, Series J (RB)
5.00%, 08/15/25	215	255,543
5.00%, 08/15/26 (c)	25	30,555
Central Texas Regional Mobility Authority, Senior Lien, Series B (RB) 5.00%, 01/01/31 (c)	930	1,256,569
City of Arlington, Senior Lien Special Tax (ST) (AGM)
5.00%, 02/15/25 (c)	150	173,880
5.00%, 02/15/25 (c)	305	352,626
City of Austin, Airport System, Series A (RB) 5.00%, 11/15/26 (c)	100	121,166
City of Austin, Public Improvement (GO) 5.00%, 09/01/25 (c)	15	17,883
City of Austin, Water and Wastewater System (RB)
5.00%, 11/15/26 (c)	360	447,152
5.00%, 11/15/26 (c)	995	1,231,759
5.00%, 11/15/26 (c)	2,180	2,694,870
5.00%, 11/15/27 (c)	235	297,904
City of Dallas (GO) 5.00%, 02/15/27 (c)	500	619,567
City of Dallas, Series A (GO)
3.00%, 02/15/29 (c)	600	660,061
5.00%, 02/15/30	2,600	3,435,390
City of Dallas, Series B (GO)
3.00%, 02/15/29 (c)	415	456,542
4.00%, 02/15/29 (c)	500	596,596
City of Dallas, Waterworks and Sewer System, Series A (RB)
5.00%, 10/01/26 (c)	565	693,567
5.00%, 10/01/26 (c)	600	736,187
5.00%, 10/01/26 (c)	900	1,108,411
City of Dallas, Waterworks and Sewer System, Series C (RB)
5.00%, 10/01/30 (c)	1,000	1,345,933
5.00%, 10/01/30 (c)	1,000	1,338,455
City of Denton, Utility System (RB)
5.00%, 12/01/26 (c)	1,000	1,202,912
5.00%, 12/01/26 (c)	965	1,168,974
City of El Paso (GO)
4.00%, 08/15/26 (c)	110	127,678
4.00%, 08/15/26 (c)	100	116,501
5.00%, 08/15/25 (c)	125	148,516
City of El Paso, Water and Sewer (RB) 5.00%, 03/01/24 (c)	455	512,131
City of Houston, Airport System, Series B (RB) 5.00%, 07/01/28 (c)	235	299,918
City of Houston, Airport System, Series D (RB)
5.00%, 07/01/28 (c)	125	159,301
5.00%, 07/01/28 (c)	1,000	1,263,786
City of Houston, Combined Utility System, First Lien, Series A (RB) 5.00%, 11/15/30 (c)	4,500	6,069,247
City of Houston, Combined Utility System, First Lien, Series B (RB)
5.00%, 11/15/26 (c)	105	129,614
5.00%, 11/15/26	555	688,045
5.00%, 11/15/26 (c)	220	271,700
5.00%, 11/15/27	285	362,405
City of Houston, Combined Utility System, First Lien, Series C (RB) (GNMA) 4.00%, 11/15/30 (c)	1,500	1,871,630
City of Houston, Combined Utility System, First Lien, Series D (RB)
5.00%, 11/15/28 (c)	750	963,267
5.00%, 11/15/28 (c)	1,000	1,285,318
City of Houston, Public Improvement, Series A (GO)
4.00%, 03/01/27 (c)	2,000	2,269,697
5.00%, 03/01/27 (c)	1,000	1,234,897
5.00%, 03/01/29 (c)	1,000	1,294,179
5.00%, 03/01/29 (c)	1,000	1,302,469
City of Houston, Series A (GO)
5.00%, 03/01/26 (c)	515	616,983
5.00%, 03/01/26 (c)	180	215,473
5.00%, 03/01/27 (c)	500	614,142
5.00%, 03/01/27 (c)	520	637,479
City of Lubbock (GO) 5.00%, 02/15/25 (c)	105	122,078
City of San Antonio (GO) 5.00%, 08/01/28 (c)	205	262,626
City of San Antonio, Electric and Gas Systems (RB)
4.00%, 02/01/30	1,000	1,256,838
4.00%, 08/01/26 (c)	500	574,824
5.00%, 08/01/26 (c)	110	133,410
5.00%, 08/01/26 (c)	125	151,889
5.00%, 08/01/27 (c)	100	124,225
5.00%, 08/01/27 (c)	1,000	1,245,111
City of San Antonio, General Improvement (GO)
5.00%, 02/01/24 (c)	350	392,529
5.00%, 08/01/29 (c)	325	428,111
Collin County Community College District (GO)
3.25%, 08/15/27 (c)	500	558,333
4.00%, 08/15/27 (c)	925	1,091,065
Colorado River Municipal Water District (RB) 5.00%, 01/01/28	190	239,165
Conroe Independent School District (GO)
5.00%, 02/15/27 (c)	665	820,215
5.00%, 02/15/28 (c)	100	126,135
Corpus Christi Independent School District (GO) 4.00%, 08/15/28 (c)	320	386,652
County of Bexar (GO)
4.00%, 06/15/25 (c)	150	169,485
4.00%, 06/15/25 (c)	520	588,828
5.00%, 06/15/26 (c)	880	1,067,157
5.00%, 06/15/26 (c)	290	351,988
County of Dallas (GO)
5.00%, 08/15/26 (c)	250	307,229
5.00%, 08/15/26 (c)	260	320,249
County of Denton, Series A (GO) 4.00%, 07/15/28 (c)	750	913,022
County of Fort Bend, Series B (GO)
4.00%, 03/01/26 (c)	500	574,401
5.00%, 03/01/26 (c)	20	24,086
County of Harris, Toll Road, Senior Lien, Series A (RB)
5.00%, 08/15/26 (c)	695	845,573
5.00%, 08/15/26	115	141,132
5.00%, 08/15/26 (c)	160	194,576
5.00%, 08/15/26 (c)	190	231,902
5.00%, 08/15/26 (c)	120	144,675
5.00%, 08/15/26 (c)	195	239,202
5.00%, 08/15/26 (c)	675	819,372
5.00%, 08/15/26 (c)	670	814,414
County of Harris, Unlimited Tax Road, Series A (GO)
5.00%, 10/01/25 (c)	395	470,859
5.00%, 10/01/25 (c)	645	768,282
Cypress-Fairbanks Independent School District (GO)
3.00%, 02/15/26 (c)	360	394,634
5.00%, 02/15/26 (c)	125	149,946
Cypress-Fairbanks Independent School District, Series A (GO)
3.00%, 02/15/31 (c)	500	578,959
5.00%, 02/15/29 (c)	1,805	2,343,787
Dallas Area Rapid Transit, Senior Lien (RB) 5.00%, 12/01/29 (c)	835	1,098,917
Dallas Area Rapid Transit, Senior Lien, Series A (RB)
5.00%, 12/01/24 (c)	185	214,293
5.00%, 12/01/25 (c)	165	197,178
5.00%, 12/01/25 (c)	130	155,476
Dallas County Hospital District (GO)
5.00%, 08/15/27	285	358,022
5.00%, 08/15/28	575	740,409
Dallas County Utility and Reclamation District (GO) 5.00%, 02/15/28	540	678,622
Dallas Independent School District (GO) 4.00%, 02/15/30 (c)	1,000	1,249,996
Eagle Mountain and Saginaw Independent School District (GO)
4.00%, 02/15/26 (c)	335	385,411
5.00%, 02/15/26 (c)	10	12,026
El Paso County Hospital District (GO) 4.00%, 08/15/27 (c)	250	281,539
El Paso Independent School District (GO) 5.00%, 08/15/24 (c)	115	131,874
Fort Bend Independent School District (GO)
4.00%, 08/15/27 (c)	635	754,745
5.00%, 08/15/27 (c)	255	319,498
5.00%, 08/15/27 (c)	100	125,915
Fort Bend Independent School District, Series E (GO) 5.00%, 02/15/26	110	133,052
Fort Worth Independent School District (GO) 5.00%, 02/15/26 (c)	500	601,279
Frisco Independent School District (GO)
4.00%, 02/15/27 (c)	500	584,855
4.00%, 02/15/27 (c)	880	1,031,451
4.00%, 08/15/30 (c)	1,350	1,705,202
5.00%, 02/15/29 (c)	2,000	2,568,251
Garland Independent School District (GO)
4.00%, 02/15/25 (c)	165	185,739
5.00%, 02/15/25 (c)	120	139,517
Grand Parkway Transportation Corp., Series A (RB) 5.00%, 04/01/28 (c)	200	254,216
Grapevine-Colleyville Independent School District (GO) 5.00%, 08/15/25 (c)	250	296,036
Harris County Flood Control District, Series A (GO) 5.00%, 10/01/25 (c)	480	571,744
Harris County Hospital District (RB)
3.00%, 02/15/26 (c)	365	390,805
3.12%, 02/15/26 (c)	570	610,316
4.00%, 02/15/26 (c)	100	111,715
4.00%, 02/15/26 (c)	100	111,570
Harris County, Cultural Education Facilities Finance Corp., TECO Project (RB)
4.00%, 11/15/27 (c)	950	1,116,526
5.00%, 11/15/27 (c)	300	377,764
5.00%, 11/15/27 (c)	850	1,066,048
Harris County, Cultural Education Facilities Finance Corp., Texas Children’s Hospital, Series A (RB) 5.00%, 10/01/29	330	437,351
Harris County, Flood Control District, Series A (GO)
5.00%, 10/01/25 (c)	275	327,814
5.00%, 10/01/25 (c)	630	752,433
Harris County, Flood Control District, Series A (RB)
5.00%, 10/01/27 (c)	250	317,767
5.00%, 10/01/27 (c)	210	264,176
Harris County, Flood Control District, Series B (GO) 5.00%, 10/01/25 (c)	400	476,819
Harris County, Toll Road, Senior Lien, Series A (RB) 5.00%, 02/15/28 (c)	260	326,790
Hays Consolidated Independent School District (GO)
4.00%, 02/15/27 (c)	500	578,636
4.00%, 02/15/27 (c)	800	923,808
Houston Independent School District, Limited Tax School House (GO)
5.00%, 02/15/27 (c)	540	665,195
5.00%, 02/15/27 (c)	750	927,352
5.00%, 02/15/27	900	1,123,182
Houston Independent School District, Limited Tax School House, Series A (GO) 5.00%, 02/15/26 (c)	400	481,024
Houston Independent School District, Maintenance Tax Notes (GO) 5.00%, 07/15/28 (c)	605	773,629
Humble Independent School District, Series C (GO) 4.00%, 02/15/26 (c)	210	240,992
Katy Independent School District, Fort Bend, Harris and Waller Counties, Series D (GO) 5.00%, 02/15/27 (c)	120	147,490
Lamar Consolidated Indecent School District, Unlimited Tax, Series A (GO) 5.00%, 02/15/25 (c)	100	116,533
Lewisville Independent School District, Series A (GO) 4.00%, 08/15/25 (c)	400	458,014
Lewisville Independent School District, Series B (GO)
5.00%, 08/15/25 (c)	550	650,552
5.00%, 08/15/25 (c)	145	172,343
Lone Star College System (GO) 5.00%, 02/15/26 (c)	400	474,690
Lower Colorado River Authority (RB)
5.00%, 05/15/30	1,000	1,332,655
5.00%, 05/15/30 (c)	1,250	1,631,167
Lower Colorado River Authority, LCRA Transmission Services Corp. Project (RB)
5.00%, 05/15/26 (c)	275	334,082
5.00%, 05/15/26 (c)	320	385,212
Metropolitan Transit Authority of Harris County, Series A (RB) 5.00%, 11/01/26 (c)	90	111,442
Montgomery Independent School District (GO) 5.00%, 02/15/25 (c)	100	116,111
New Hope Cultural Education Facilities Finance Corp., Children’s Health System, Series A (RB) (AGC) 4.00%, 08/15/27 (c)	250	289,404
New Hope Cultural Education Facilities Finance Corp., Children’s Health System, Series A (RB) (NATL) 5.00%, 08/15/27 (c)	250	312,168
North Harris County Regional Water Authority (RB)
5.00%, 12/15/26 (c)	245	303,634
5.00%, 12/15/26 (c)	205	253,448
5.00%, 12/15/26 (c)	250	307,296
North Texas Municipal Water District, Water System (RB)
5.00%, 09/01/26 (c)	715	865,880
5.00%, 09/01/26 (c)	45	54,847
5.00%, 09/01/26 (c)	400	487,755
5.00%, 09/01/26 (c)	500	608,855
North Texas Tollway Authority (RB) 4.00%, 01/01/31 (c)	2,250	2,741,328
North Texas Tollway Authority System, Series B (RB)
4.00%, 01/01/31 (c)	1,975	2,457,792
4.00%, 01/01/31 (c)	2,000	2,456,003
North Texas Tollway Authority, First Tier, Series A (RB)
5.00%, 01/01/26 (c)	635	756,322
5.00%, 01/01/26 (c)	640	764,747
5.00%, 01/01/26 (c)	425	504,048
5.00%, 01/01/26 (c)	575	684,305
5.00%, 01/01/26 (c)	295	350,005
5.00%, 01/01/26 (c)	500	594,568
5.00%, 01/01/26 (c)	460	548,330
North Texas Tollway Authority, Second Tier, Series B (RB)
5.00%, 01/01/26 (c)	875	1,037,311
5.00%, 01/01/26 (c)	185	220,985
North Texas Tollway Authority, Second Tier, Series B (RB) (AGM) 4.00%, 01/01/27 (c)	450	518,962
Northside Independent School District (GO) 5.00%, 08/15/27 (c)	880	1,097,659
Northwest Independent School District (GO) 5.00%, 02/15/25 (c)	105	122,805
Northwest Independent School District, Series A (GO) 4.00%, 08/15/28 (c)	545	652,298
Plano Independent School District, Series A (GO) 5.00%, 02/15/26 (c)	100	120,706
Port of Houston Authority of Harris County, Series A-2 (GO) 5.00%, 10/01/30 (c)	740	996,272
San Antonio Independent School District (GO) 4.00%, 08/15/28 (c)	500	601,297
San Antonio Water System, Junior Lien, Series A (RB)
5.00%, 05/15/28 (c)	500	633,609
5.00%, 05/15/30 (c)	500	671,812
Socorro Independent School District, Series B (GO)
4.00%, 08/15/27 (c)	225	265,042
5.00%, 08/15/27 (c)	800	1,000,007
5.00%, 08/15/27 (c)	780	977,290
Spring Independent School District (GO) 5.00%, 08/15/25 (c)	45	53,227
State of Texas, Finance Authority (GO) 5.00%, 10/01/26	15	18,499
State of Texas, Finance Authority, Series A (GO) 5.00%, 10/01/27 (c)	130	163,908
State of Texas, Transportation Commission, Highway Improvement (GO)
5.00%, 04/01/26 (c)	125	150,620
5.00%, 04/01/26 (c)	70	84,276
State of Texas, Transportation Commission, Highway Improvement, Series A (GO)
5.00%, 04/01/26 (c)	400	481,984
5.00%, 04/01/26 (c)	500	602,993
State of Texas, Transportation Commission, Mobility Fund, Series A (GO) 5.00%, 10/01/27 (c)	150	187,977
State of Texas, Transportation Commission, Mobility Fund, Series B (GO)
5.00%, 10/01/27 (c)	465	583,801
5.00%, 10/01/27 (c)	240	300,764
Tarrant County Cultural Education Facilities Finance Corp. (RB) 5.00%, 05/15/26 (c)	80	96,714
Tarrant County Cultural Education Facilities Finance Corp., Christus Health, Series A (RB) 5.00%, 07/01/28	140	178,449
Tarrant Regional Water Control and Improvement District (RB) 5.00%, 03/01/25 (c)	440	513,075
Tarrant Regional Water District (RB) 2.00%, 03/01/30 (c)	820	872,953
Texas A&M University, Series D (RB)
4.00%, 05/15/26 (c)	10	11,552
4.00%, 05/15/26 (c)	110	128,377
Texas A&M University, Series E (RB) 5.00%, 05/15/27 (c)	100	124,509
Texas Department of Housing and Community Affairs, Series A (RB) 2.70%, 09/01/28 (c)	705	741,926
Texas Muncipal Gas Acqusition and Supply Corp. III (RB) 5.00%, 12/15/31	1,475	2,001,593
Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series A (RB)
4.00%, 12/31/30 (c)	1,150	1,384,367
4.00%, 12/31/30 (c)	1,390	1,678,345
Texas Public Finance Authority (GO) 5.00%, 10/01/26 (c)	545	671,204
Texas State University System, Board of Regents, Series A (RB)
5.00%, 03/15/25 (c)	160	186,549
5.00%, 03/15/27 (c)	100	123,870
Texas State University System, Board of Regents, Series A (RB) (FHA) 4.00%, 03/15/29 (c)	650	773,494
Texas Transportation Commission State Highway Fund (RB) 5.00%, 10/01/26 (c)	1,000	1,228,697
Texas Water Development Board (RB)
3.00%, 10/15/30 (c)	250	290,209
3.00%, 10/15/30 (c)	950	1,094,493
3.00%, 10/15/30 (c)	250	286,441
3.00%, 10/15/30 (c)	500	578,321
4.00%, 10/15/30 (c)	2,000	2,534,203
5.00%, 10/15/26 (c)	370	460,968
5.00%, 10/15/26 (c)	600	744,007
5.00%, 08/01/27 (c)	1,000	1,259,962
Texas Water Development Board, Series A (RB)
4.00%, 10/15/25 (c)	45	51,454
4.00%, 10/15/27 (c)	400	477,155
4.00%, 04/15/28 (c)	180	215,337
4.00%, 04/15/28 (c)	600	720,482
5.00%, 10/15/25 (c)	165	197,560
5.00%, 10/15/27 (c)	200	252,371
5.00%, 10/15/27 (c)	250	317,189
Texas Water Development Board, Series B (RB)
4.00%, 10/15/28 (c)	1,000	1,212,353
4.00%, 10/15/28 (c)	120	144,901
5.00%, 10/15/28 (c)	1,000	1,295,651
Trinity River Authority, Regional Wastewater System (RB)
5.00%, 08/01/27 (c)	285	356,524
5.00%, 08/01/27 (c)	670	843,725
University of North Texas, Series A (RB)
5.00%, 04/15/27 (c)	165	205,213
5.00%, 04/15/27 (c)	75	92,739
5.00%, 04/15/27 (c)	140	172,436
Via Metropolitan Transit Authority, Sales Tax (RB)
5.00%, 01/15/27 (c)	135	165,033
5.00%, 01/15/27 (c)	645	784,159
		164,108,692
Utah: 0.4%
Central Utah Water Conservancy District (RB) 4.00%, 10/01/27 (c)	395	466,109
State of Utah (GO)
5.00%, 01/01/27 (c)	1,140	1,417,170
5.00%, 01/01/29 (c)	250	323,701
State of Utah, Series B (GO)
5.00%, 01/01/29 (c)	1,275	1,672,832
5.00%, 07/01/28	750	972,290
University of Utah, Series A (RB) (ST) 5.00%, 08/01/27 (c)	365	454,279
Utah Transit Authority, Subordinated Sales Tax (RB)
0.00%, 06/15/26 (c) ^	130	98,167
3.00%, 06/15/26 (c)	865	946,322
4.00%, 06/15/26 (c)	850	965,407
		7,316,277
Virginia: 2.4%
Arlington County, Public Improvement, Series A (GO) (SAW) 5.00%, 08/01/28	2,400	3,127,430
Arlington County, Series B (GO) 5.00%, 08/15/26 (c)	650	800,622
City of Richmond, Public Utility Revenue, Series A (RB) 5.00%, 01/15/26 (c)	1,520	1,822,990
Commonwealth of Virginia, Series A (GO) 2.00%, 06/01/31 (c)	1,020	1,051,353
County of Arlington (GO)
4.00%, 06/15/29 (c)	1,990	2,441,117
5.00%, 08/15/27 (c)	1,130	1,425,442
County of Fairfax, Public Improvement, Series A (GO) 2.00%, 04/01/31 (c)	375	399,056
County of Fairfax, Public Improvement, Series A (GO) (SAW)
5.00%, 04/01/28 (c)	750	960,200
5.00%, 04/01/29 (c)	1,755	2,306,402
Fairfax County Industrial Development Authority, Inova Health System Project, Series A (RB) 5.00%, 05/15/26 (c)	155	186,144
Fairfax County Water Authority (RB) 4.00%, 04/01/27 (c)	550	657,174
Loudoun County Economic Development Authority, Loudon County Public Facilities Project, Series A (RB) 3.00%, 12/01/29 (c)	1,500	1,716,553
Loudoun County, Series A (GO) (SAW) 5.00%, 12/01/29 (c)	750	1,001,520
Virginia Beach Development Authority, Series A (RB) 3.00%, 04/15/30 (c)	1,000	1,140,902
Virginia Beach Development Authority, Series A (RB) (AGM) 3.00%, 04/15/30 (c)	1,000	1,138,079
Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series A (RB)
3.00%, 02/01/31 (c)	2,750	3,084,008
4.00%, 02/01/30 (c)	1,500	1,833,478
5.00%, 02/01/26	130	156,978
5.00%, 02/01/26 (c)	110	132,609
5.00%, 02/01/28	2,500	3,200,602
Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series B (RB) 5.00%, 02/01/28	250	320,611
Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series C (RB) 3.00%, 02/01/27 (c)	110	121,167
Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series E (RB)
5.00%, 02/01/28 (c)	120	152,799
5.00%, 02/01/28 (c)	450	568,690
5.00%, 02/01/28 (c)	880	1,117,383
Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series A (RB) 3.00%, 09/01/27 (c)	775	859,422
Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series A (RB) (ST)
5.00%, 09/01/26 (c)	20	24,451
5.00%, 09/01/26 (c)	30	36,676
5.00%, 09/01/26 (c)	970	1,184,982
5.00%, 09/01/26 (c)	1,020	1,248,930
Virginia Commonwealth Transportation Board (RB)
5.00%, 05/15/26 (c)	100	121,643
5.00%, 05/15/27 (c)	400	501,999
5.00%, 09/15/26 (c)	20	24,540
Virginia Commonwealth Transportation Board, Series A (RB)
4.00%, 11/15/27 (c)	180	213,539
5.00%, 11/15/27 (c)	120	151,338
5.00%, 11/15/27 (c)	800	1,000,863
5.00%, 05/15/27	250	314,158
Virginia Public Building Authority, Series A (RB)
3.00%, 08/01/26 (c)	695	762,852
3.00%, 08/01/28 (c)	400	448,580
3.12%, 08/01/28 (c)	1,050	1,183,116
4.00%, 08/01/27 (c)	250	295,267
5.00%, 08/01/26	325	398,548
5.00%, 08/01/28 (c)	700	898,984
5.00%, 08/01/28	870	1,132,307
5.00%, 08/01/30 (c)	1,000	1,339,259
Virginia Public Building Authority, Series A-2 (RB) 4.00%, 08/01/31 (c)	1,000	1,267,352
Virginia Public School Authority (RB) (SAW)
5.00%, 08/01/26 (c)	750	922,649
5.00%, 08/01/26 (c)	30	36,906
5.00%, 08/01/26 (c)	575	707,364
Virginia Public School Authority, Series A (RB) (SAW) 5.00%, 08/01/25 (c)	365	434,360
Virginia Resources Authority, Series C (RB) 4.00%, 11/01/26 (c)	560	652,689
		47,026,083
Washington: 2.9%
Auburn School District No. 408 of King and Pierce Counties (GO) (SBG) 4.00%, 06/01/26 (c)	600	693,837
Central Puget Sound Regional Transit Authority, Series S-1 (RB)
5.00%, 11/01/25 (c)	110	131,038
5.00%, 11/01/26 (c)	110	136,013
City of Seattle WA Municipal Light & Power Revenue (RB) 4.00%, 07/01/31 (c)	1,000	1,247,919
City of Seattle, Drainage and Wastewater System (RB)
4.00%, 04/01/26 (c)	640	736,020
4.00%, 07/01/27 (c)	500	590,152
City of Seattle, Municipal Light and Power Improvement, Series A (RB) 4.00%, 01/01/28 (c)	915	1,079,635
City of Seattle, Water System Improvement (RB)
4.00%, 02/01/27 (c)	115	134,061
5.00%, 02/01/27 (c)	500	615,962
5.00%, 08/01/26	20	24,548
County of King (GO) 5.00%, 01/01/29 (c)	750	964,081
Energy Northwest, Colombia Generating Station Electric, Series A (RB)
5.00%, 07/01/26 (c)	185	225,157
5.00%, 07/01/27 (c)	400	497,278
5.00%, 07/01/28 (c)	125	160,343
5.00%, 07/01/30 (c)	1,500	2,008,515
Energy Northwest, Colombia Generating Station Electric, Series A (RB) (AGM)
5.00%, 07/01/29 (c)	1,000	1,300,421
5.00%, 07/01/30 (c)	1,415	1,881,482
Energy Northwest, Project 1 Electric, Series A (RB) 5.00%, 07/01/27 (c)	655	823,715
Energy Northwest, Project 3 Electric, Series A (RB)
5.00%, 07/01/26 (c)	130	158,572
5.00%, 07/01/27 (c)	325	408,713
Energy Northwest, Project 3 Electric, Series C (RB) 5.00%, 07/01/28	270	348,967
Energy Northwest, Project 3 Electric, Series C (RB) (AGM) 5.00%, 07/01/30 (c)	1,000	1,333,423
Grant and Douglas Counties School District No. 144-101 (GO) (SBG)
4.00%, 06/01/26 (c)	125	144,154
4.00%, 06/01/26 (c)	520	602,263
King County School District No. 210 (GO) (SBG) 4.00%, 12/01/27 (c)	880	1,053,429
King County School District No. 401 (GO) (SBG)
3.12%, 12/01/26 (c)	690	754,377
5.00%, 12/01/26 (c)	700	860,706
King County School District No. 405 (GO) (SBG) 5.00%, 12/01/26 (c)	515	635,669
King County School District No. 411 (GO) (SBG) 4.00%, 06/01/26 (c)	635	735,456
King County School District No. 414 (GO) (SBG) 5.00%, 06/01/27 (c)	835	1,036,188
King County, Washington Limited Tax (GO) 4.00%, 07/01/27 (c)	840	996,361
King County, Washington Limited Tax, Series A (GO) 5.00%, 01/01/25 (c)	570	659,583
King County, Washington Limited Tax, Series E (GO) 5.00%, 12/01/25 (c)	500	599,891
Kitsap County School District No. 401 (GO) (SBG)
4.00%, 06/01/26 (c)	250	289,744
4.00%, 06/01/26 (c)	15	17,469
Pasco School District No. 1, Franklin County (GO) (SBG) 5.00%, 12/01/27 (c)	845	1,075,443
Pierce County School District No. 403 (GO) (SBG)
5.00%, 06/01/29 (c)	500	654,331
5.00%, 06/01/29 (c)	200	258,605
Pierce County School District No. 416 (GO) (SBG) 4.00%, 06/01/26 (c)	175	202,685
Port of Seattle, Intermediate Lien (RB)
5.00%, 02/01/26 (c)	130	155,627
5.00%, 02/01/26 (c)	30	35,870
Port of Tacoma, Series A (GO)
5.00%, 12/01/26 (c)	500	616,563
5.00%, 12/01/26 (c)	110	135,189
Puyallup School District No. 3 (GO) (SBG)
5.00%, 06/01/27 (c)	565	699,861
5.00%, 06/01/27 (c)	100	124,570
State of Washington, Motor Vehicle Fuel Tax, Series R-A (GO) 5.00%, 08/01/26 (c)	825	1,010,783
State of Washington, Motor Vehicle Fuel Tax, Series R-A (GO) (SBG) 5.00%, 06/01/30 (c)	1,000	1,348,052
State of Washington, Motor Vehicle Fuel Tax, Series R-B (GO)
5.00%, 08/01/26 (c)	835	1,023,962
5.00%, 08/01/26 (c)	135	165,476
State of Washington, Series A (GO)
5.00%, 08/01/26 (c)	755	923,345
5.00%, 08/01/26 (c)	115	140,070
State of Washington, Series C (GO)
5.00%, 02/01/25 (c)	175	203,647
5.00%, 02/01/28 (c)	170	216,476
5.00%, 08/01/27 (c)	880	1,102,250
5.00%, 08/01/27	1,545	1,956,508
State of Washington, Series D (GO)
5.00%, 02/01/27 (c)	100	123,116
5.00%, 08/01/27 (c)	880	1,104,623
State of Washington, Series E (GO)
5.00%, 06/01/31 (c)	1,000	1,368,924
5.00%, 06/01/31 (c)	750	1,030,285
State of Washington, Various Purpose, Series A (GO)
5.00%, 08/01/26 (c)	200	245,149
5.00%, 08/01/26 (c)	580	711,255
5.00%, 08/01/26 (c)	495	606,470
5.00%, 08/01/26 (c)	245	300,308
5.00%, 08/01/27 (c)	500	625,067
5.00%, 08/01/27 (c)	500	626,278
State of Washington, Various Purpose, Series C (GO) 5.00%, 02/01/31 (c)	1,000	1,355,130
State of Washington, Various Purpose, Series R-A (GO) 5.00%, 08/01/26 (c)	25	30,574
State of Washington, Various Purpose, Series R-B (GO)
5.00%, 01/01/26 (c)	105	126,077
5.00%, 08/01/26 (c)	145	177,894
State of Washington, Various Purpose, Series R-C (GO)
5.00%, 01/01/25 (c)	360	417,111
5.00%, 08/01/27 (c)	420	527,206
5.00%, 08/01/27 (c)	1,000	1,256,304
5.00%, 08/01/27 (c)	880	1,100,117
State of Washington, Various Purpose, Series R-E (GO) 5.00%, 01/01/25 (c)	720	835,289
University of Washington, Series C (RB) (AGC) 5.00%, 04/01/30	1,250	1,682,757
Washington Health Care Facilities Authority, Multicare Health System, Series B (RB) 5.00%, 02/15/28 (c)	2,000	2,471,559
Washington Health Care Facilities Authority, Providence St. Joseph Health, Series B (RB) 5.00%, 10/01/28 (c)	225	286,641
Washington Health Care Facilities Authority, Providence St. Joseph Health, Series B (RB) (ACA) 5.00%, 10/01/28	645	836,201
Washington Health Care Facilities Authority, Providence St. Joseph Health, Series B (RB) (ST) 5.00%, 10/01/28 (c)	250	320,508
Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB) 5.00%, 08/15/27 (c)	760	908,180
		55,007,478
West Virginia: 0.3%
State of West Virginia, Commissioner of Highways, Surface Transportation Improvements, Series A (RB) 5.00%, 09/01/27 (c)	270	338,884
State of West Virginia, Series A (GO)
5.00%, 06/01/29 (c)	1,000	1,312,326
5.00%, 06/01/29 (c)	500	648,689
State of West Virginia, Series B (GO)
5.00%, 06/01/28 (c)	675	866,046
5.00%, 06/01/28 (c)	200	255,783
West Virginia Hospital Finance Authority, West Virginia University Health System Obligated Group, Series A (RB)
4.00%, 06/01/26 (c)	240	272,202
5.00%, 06/01/26 (c)	240	290,639
West VIrginia Parkways Authority (RB) 5.00%, 06/01/31 (c)	1,500	2,024,307
		6,008,876
Wisconsin: 1.6%
City of Madison, Series A (GO) 2.00%, 10/01/27 (c)	1,000	1,058,177
City of Milwaukee, Series N4 (GO)
5.00%, 04/01/26	200	241,711
5.00%, 04/01/27	100	124,140
5.00%, 04/01/28	1,500	1,909,630
Middleton-Cross Plains Area School District, Series A (GO) 3.25%, 03/01/27 (c)	350	380,208
Public Finance Authority, KU Campus Development Corp.- Central District Development Project (RB)
5.00%, 03/01/26 (c)	165	197,105
5.00%, 03/01/26 (c)	390	465,641
5.00%, 03/01/26 (c)	180	215,014
Public Finance Authority, Prime Healthcare Foundation, Inc., Series A (RB) 5.00%, 12/01/27	1,155	1,309,980
Public Finance Authority, Renown Regional Medical Center Project, Series A (RB) 3.00%, 06/01/26 (c)	375	401,007
State of West Virginia, Series B (GO) 5.00%, 05/01/28	1,000	1,290,868
State of Wisconsin, Environmental Improvement Fund, Series A (RB)
5.00%, 06/01/25 (c)	100	117,405
5.00%, 06/01/25 (c)	150	176,796
5.00%, 06/01/25 (c)	185	217,430
5.00%, 06/01/25 (c)	220	259,209
5.00%, 06/01/25 (c)	185	218,049
State of Wisconsin, General Fund Annual Appropriation, Series B (RB)
5.00%, 05/01/26 (c)	10	12,076
5.00%, 05/01/26 (c)	20	24,152
State of Wisconsin, Series 1 (GO)
5.00%, 05/01/25 (c)	15	17,645
5.00%, 05/01/27 (c)	460	570,258
5.00%, 05/01/27 (c)	655	820,203
5.00%, 05/01/27 (c)	250	312,148
State of Wisconsin, Series 2 (GO)
5.00%, 11/01/26	635	785,911
5.00%, 11/01/26	315	389,862
5.00%, 05/01/26 (c)	510	621,756
5.00%, 05/01/26 (c)	150	182,159
5.00%, 05/01/27 (c)	660	825,615
State of Wisconsin, Series 3 (GO)
5.00%, 11/01/22 (c)	145	153,909
5.00%, 05/01/27 (c)	295	368,728
5.00%, 05/01/27 (c)	450	557,861
5.00%, 05/01/27 (c)	500	618,854
State of Wisconsin, Series A (GO)
4.00%, 05/01/26 (c)	100	114,982
5.00%, 05/01/25 (c)	930	1,086,036
5.00%, 05/01/25 (c)	250	293,167
5.00%, 05/01/25 (c)	890	1,038,241
5.00%, 05/01/28	400	516,347
State of Wisconsin, Series A (RB) 5.00%, 05/01/26	160	194,135
State of Wisconsin, Series B (GO) 5.00%, 05/01/25 (c)	210	246,260
State of Wisconsin, Series D (GO) 4.00%, 05/01/24 (c)	500	549,983
Sun Prairie Area School District (GO) 4.00%, 03/01/25 (c)	500	563,170
Wisconsin Center District, Series C (RB) (AGM) 0.00%, 12/15/30 (c) ^	2,705	2,265,902
Wisconsin Department of Transportation, Series 1 (RB) 5.00%, 07/01/24 (c)	565	643,857
Wisconsin Department of Transportation, Series 2 (RB)
5.00%, 07/01/27 (c)	115	143,793
5.00%, 07/01/27 (c)	480	596,847
Wisconsin Department of Transportation, Series A (RB)
5.00%, 07/01/24 (c)	510	580,837
5.00%, 07/01/24 (c)	940	1,070,268
5.00%, 07/01/24 (c)	140	159,446
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group, Series A (RB) 5.00%, 08/15/28 (c)	1,020	1,310,019
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group, Series A (RB)
4.00%, 05/15/26 (c)	1,500	1,729,403
4.00%, 05/15/26 (c)	1,000	1,157,803
5.00%, 05/15/26 (c)	35	42,445
5.00%, 05/15/26 (c)	100	121,167
5.00%, 05/15/26 (c)	290	351,998
Wisconsin Health and Educational Facilities Authority, Children’s Hospital of Wisconsin, Inc. (RB) 4.00%, 08/15/27 (c)	500	589,765
Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Series A (RB) 5.00%, 04/01/27 (c)	125	152,114
Wisconsin Health and Educational Facilities Authority, Hospital Sisters Services, Inc., Series A (RB) 5.00%, 11/15/24 (c)	155	178,798
		30,540,290
Total Municipal Bonds: 99.0% (Cost: $1,801,135,325)		1,905,628,171
Other assets less liabilities: 1.0%		18,749,703
NET ASSETS: 100.0%		$1,924,377,874

Definitions:

ACA	Credit Agricole SA
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Assurance Co.
CP	Certificate of Participation
FHA	Federal Housing Association
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Putable Security — the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond

Summary of Investments by Sector	% of Investments	Value
Education	5.7%	$108,117,776
Health Care	7.2	136,817,291
Housing	1.7	32,018,598
Industrial Revenue	1.3	24,606,131
Leasing	7.2	138,156,293
Local	18.7	355,941,132
Power	3.7	70,076,291
Special Tax	11.4	218,328,474
State	19.5	372,370,919
Tobacco	1.3	24,577,336
Transportation	12.8	243,876,618
Water & Sewer	9.5	180,741,312
	100.0%	$1,905,628,171

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

July 31, 2021 (unaudited)

	Par
	(000’s)	Value
MUNICIPAL BONDS: 98.8%
Alabama: 0.5%
Tuscaloosa City Board of Education (RB) 4.00%, 08/01/26 (c)	$210	$241,588
UAB Medicine Finance Authority, Series B (RB) 5.00%, 09/01/26 (c)	220	265,007
UAB Medicine Finance Authority, Series B2 (RB) 4.00%, 03/01/27 (c)	280	320,394
Water Works Board of the City of Birmingham, Series B (RB) 5.00%, 01/01/27 (c)	260	321,913
		1,148,902
Arizona: 1.1%
City of Phoenix Civic Improvement Corp., Series A (RB) 5.00%, 07/01/29 (c)	1,000	1,267,448
City of Phoenix Civic Improvement Corp., Series D (RB) 4.00%, 07/01/27 (c)	215	247,796
City of Phoenix Civic Improvement Corp., Subordinated Excise Tax, Series A (RB) 4.00%, 07/01/30 (c)	325	392,319
Glendale, Industrial Development Authority, Sun Health Services, Series A (RB) 5.00%, 11/15/26 (c)	625	734,438
		2,642,001
Arkansas: 0.0%
City of Rogers, Sales and Use Tax, Series B (RB) 3.25%, 11/01/26 (c)	90	95,057
California: 14.6%
Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series E (RB) 5.00%, 05/01/28 (c)	300	372,771
Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series F (RB) 5.00%, 05/01/29 (c)	500	630,533
Anaheim Elementary School District (GO) 3.00%, 08/01/26 (c)	230	241,790
Beverly Hills Unified School District (GO) 0.00%, 08/01/26 (c)^	315	172,488
California County Tobacco Securitization Agency, Series A (RB) 4.00%, 06/01/30 (c)	1,350	1,610,947
California Health Facilities Financing Authority, City of Hope (RB) 5.00%, 11/15/26 (c)	750	901,235
California Health Facilities Financing Authority, Providence St. Joseph Health, Series A (RB)
3.00%, 10/01/26 (c)	680	721,684
3.00%, 10/01/26 (c)	570	602,134
California Health Facilities Financing Authority, Series A (RB)
4.00%, 11/15/27 (c)	230	263,618
4.00%, 03/01/26 (c)	320	358,510
California Health Facilities Financing Authority, Series B (RB)
4.00%, 11/15/26 (c)	155	177,303
4.00%, 11/15/26 (c)	300	343,985
California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB) 4.00%, 07/01/27 (c)	160	180,328
California Municipal Finance Authority, Orange County Civic Center Infrastructure Improvement Program - Phase I, Series A (RB) 4.00%, 06/01/27 (c)	200	230,217
California State Educational Facilities Authority, Stanford University, Series V-1 (RB) (BAM) 5.00%, 05/01/49	250	405,125
California State University, Series A (RB) 5.00%, 05/01/27 (c)	800	989,642
California Statewide Communities Development Authority, Adventist Health System/ West, Series A (RB) 5.00%, 03/01/28 (c)	330	403,484
California Statewide Communities Development Authority, John Muir Health, Series A (RB)
4.00%, 08/15/26 (c)	385	431,716
4.00%, 08/15/26 (c)	20	22,558
4.00%, 08/15/26 (c)	150	167,909
California Statewide Communities Development Authority, Marin General Hospital, Series A (RB) 4.00%, 08/01/23 (c)	200	208,193
Centinela Valley Union High School District, Series B (GO) (AGM) 4.00%, 08/01/26 (c)	455	507,926
Chaffey Joint Union High School District, Series C (GO) 5.25%, 02/01/27 (c)	500	616,964
Department of Veterans Affairs of the State of California, Home Purchase Program, Series B (RB) 3.38%, 06/01/26 (c)	300	318,287
Department of Veterans Affairs of the State of California, Series A (RB) 2.30%, 06/01/29 (c)	300	308,474
Fairfield-Suisun Unified School District (GO) 2.75%, 08/01/26 (c)	300	314,515
Glendale Community College District, Series A (GO) 4.00%, 08/01/27 (c)	130	149,138
Glendale Community College District, Series B (GO) 3.00%, 08/01/29 (c)	325	349,663
Grossmont Union High School District, Series B (GO) 3.00%, 08/01/26 (c)	105	110,493
Hayward Area Recreation and Park District, Series A (GO) 4.00%, 08/01/27 (c)	185	214,192
Imperial Irrigation District, Electric System, Series B-2 (RB) 5.00%, 11/01/26 (c)	105	126,083
Irvine Unified School District Community Facilities District No. 09-1, Series A (ST) (BAM) 4.00%, 09/01/29 (c)	140	166,331
Livermore Valley Joint Unified School District (GO)
3.00%, 08/01/26 (c)	215	226,021
4.00%, 08/01/26 (c)	250	282,380
Los Angeles County Metropolitan Transportation Authority, Series A (RB) (AGM) 5.00%, 07/01/28 (c)	440	557,673
Los Angeles Department of Water and Power, Series A (RB)
5.00%, 01/01/27 (c)	500	609,591
5.00%, 01/01/28 (c)	250	311,233
5.00%, 01/01/29 (c)	775	986,562
5.00%, 07/01/30 (c)	800	1,056,001
Los Angeles Department of Water and Power, Series C (RB) 5.00%, 07/01/27 (c)	275	340,006
Metropolitan Water District of Southern California, Series A (RB) 5.00%, 01/01/29 (c)	500	643,980
Miracosta Community College District, Series A (GO) 4.00%, 08/01/27 (c)	530	620,056
Montebello Unified School District, Series A (GO) 4.00%, 08/01/26 (c)	100	110,067
Oxnard School District, Series A (GO) (BAM) 4.00%, 08/01/27 (c)	380	436,176
Peralta Community College District, Series D (GO) 4.00%, 08/01/25 (c)	110	121,053
Public Facilities Financing Authority of the City of San Diego, Series A (RB) 5.00%, 10/15/30 (c)	1,000	1,304,824
Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series A (RB) 5.00%, 11/01/30 (c)	325	426,543
Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series D (RB) 3.00%, 11/01/30 (c)	500	544,338
Regents of the University of California, Medical Center Pooled Revenue, Series L (RB) 5.00%, 05/15/26 (c)	265	314,121
Riverside County, Perris Union High School District, Series A (GO) (AGM) 4.00%, 09/01/29 (c)	570	678,468
Sacramento Municipal Utility District, Series H (RB) 4.00%, 08/15/30 (c)	250	307,124
San Diego County Regional Airport Authority, Series A (RB) 5.00%, 07/01/29 (c)	750	942,756
San Diego Unified School District, Series I (GO)
3.12%, 07/01/27 (c)	240	259,065
4.00%, 07/01/27 (c)	595	690,548
San Francisco Bay Area Rapid Transit District, Series C-1 (GO) 4.00%, 08/01/29 (c)	610	737,396
San Francisco Municipal Transportation Agency (RB) 4.00%, 03/01/27 (c)	150	170,692
San Jose Evergreen Community College District (GO) 3.00%, 09/01/28 (c)	825	894,378
Santa Clara Unified School District (GO) 4.00%, 07/01/26 (c)	310	357,524
Santa Clara Unified School District, Series A (GO) 4.00%, 08/01/28 (c)	1,000	1,166,168
Santa Monica Community College District, Series A (GO) 5.00%, 08/01/28 (c)	250	314,303
Saugus Union School District School Facilities Improvement District No.1, Series C (GO) 2.38%, 08/01/30 (c)	1,000	1,016,083
State of California Various Purpose Bonds (GO) 3.00%, 12/01/30 (c)	400	441,018
State of California, Various Purpose (GO)
3.00%, 10/01/29 (c)	500	540,424
4.00%, 10/01/29 (c)	110	133,642
4.00%, 09/01/26 (c)	105	120,733
5.00%, 10/01/28 (c)	935	1,181,059
5.00%, 11/01/27 (c)	515	641,178
Trustees of the California State University, Series A (RB) 5.00%, 05/01/27 (c)	335	412,157
University of California, Series BE (RB) 4.00%, 05/15/30 (c)	1,000	1,217,887
University of California, Series O (RB) 5.00%, 05/15/28 (c)	1,000	1,247,090
West Hollywood Public Financing Authority (RB) 4.00%, 04/01/26 (c)	235	260,022
West Valley-Mission Community College District, Series A (GO) 4.00%, 08/01/29 (c)	250	301,156
		35,539,732
Colorado: 2.9%
Board of Governors of Colorado State University System (RB) (ST) 4.00%, 03/01/28 (c)	550	632,861
City and County of Denver, Board of Water Commissioners, Series B (RB) 4.00%, 09/15/27 (c)	230	268,219
City and County of Denver, Colorado, Water Commissioners, Seires A (RB) 2.10%, 12/15/31 (c)	850	852,457
City and County of Denver, Series A (CP) 4.00%, 06/01/26 (c)	285	318,911
City and County of Denver, Water Commissioners, Series A (RB) 2.00%, 12/15/31 (c)	850	837,903
City of Loveland, Electric and Communications Enterprise, Series A (RB) 5.00%, 12/01/28 (c)	750	936,388
Colorado Educational and Cultural Facilities Authority, University of Denver Project, Series A (RB) 5.00%, 03/01/27 (c)	155	189,593
Colorado Health Facilities Authority, Adventist Health System Series A (RB) 4.00%, 05/15/28 (c)	320	370,301
Colorado Health Facilities Authority, CommonSpirit Health, Series A-2 (RB) 3.25%, 08/01/29 (c)	500	541,939
Colorado Health Facilities Authority, Sanford, Series A (RB) 5.00%, 11/01/29 (c)	500	637,578
Colorado High Performance Transportation Enterprise (RB)
5.00%, 12/31/24 (c)	250	286,235
5.00%, 12/31/24 (c)	250	286,691
Denver Health and Hospital Authority, Series A (RB) 4.00%, 12/01/29 (c)	160	187,381
Regional Transportation District, Fastracks Project, Series B (RB) 2.00%, 05/01/31 (c)	850	844,056
		7,190,513
Connecticut: 0.4%
Connecticut Housing Finance Authority, Series C-1 (RB) 3.50%, 11/15/24 (c)	10	10,489
Connecticut State Health and Educational Facilities Authority, Sacred Heart University Issue, Series K (RB) 4.00%, 07/01/30 (c)	300	349,623
University of Connecticut, Series A (RB)
4.00%, 11/01/28 (c)	250	293,631
5.00%, 02/15/30 (c)	250	320,940
		974,683
Delaware: 0.1%
County of New Castle (GO) 4.00%, 04/01/27 (c)	150	170,021
Delaware State Health Facilities Authority, Bayhealth Medical Center Project, Series A (RB) 4.00%, 07/01/27 (c)	115	130,711
		300,732
District of Columbia: 1.3%
District of Columbia, Series A (GO)
4.00%, 04/15/29 (c)	100	119,846
4.00%, 04/15/29 (c)	1,000	1,186,966
District of Columbia, Series A (RB)
2.62%, 03/01/30 (c)	575	598,252
3.00%, 03/01/30 (c)	275	309,445
District of Columbia, Water and Sewer Authority, Public Utility, Senior Lien, Series B (RB) 5.00%, 04/01/28 (c)	750	937,328
		3,151,837
Florida: 4.7%
Central Florida Expressway Authority (RB) (BAM) 4.00%, 07/01/27 (c)	345	397,995
City of Jacksonville, Health Care Facililities, Brooks Rehabilitation (RB) 5.00%, 11/01/29 (c)	500	618,742
City of Jacksonville, Series A (RB) 5.25%, 10/01/27 (c)	250	315,385
City of Port St. Lucie, Southwest Annexation Special Assessment District No. 1 (SA) 3.25%, 07/01/26 (c)	200	213,210
City of Port St. Lucie, Southwest Annexation Special Assessment District No. 1 (SA) (BAM) 3.00%, 07/01/26 (c)	180	191,397
City of Tampa, Central and Lower Basin Stormwater Improvements (SA) 5.25%, 05/01/28 (c)	275	351,025
Collier County Water and Sewer District (RB) 3.00%, 07/01/29 (c)	900	1,007,268
County of Broward, Florida Port Facilities, Series A (RB) 5.00%, 09/01/29 (c)	1,000	1,261,454
County of Broward, Half- Cent Sales Tax (RB) 4.00%, 10/01/30 (c)	275	336,545
County of Miami-Dade, Water and Sewer System, Series A (RB) 4.00%, 10/01/27 (c)	210	241,057
County of Miami-Dade, Water and Sewer System, Series B (RB)
3.00%, 10/01/29 (c)	310	338,494
3.12%, 10/01/27 (c)	140	154,341
4.00%, 10/01/27 (c)	360	424,775
Florida Housing Finance Corp., Series 1 (RB) 3.20%, 07/01/28 (c)	75	79,649
Florida Housing Finance Corp., Series 2 (RB) 4.05%, 01/01/28 (c)	180	194,881
Greater Orlando Aviation Authority, Airport Facilities, Series B (RB) 5.00%, 10/01/26 (c)	125	151,870
Hillsborough County Industrial Development Authority, Tampa General Hospital Project, Series A (RB) 3.50%, 02/01/31 (c)	1,000	1,114,795
Hillsborough County, Florida Capital Improvement Non- Ad Valorem (RB) 2.25%, 02/01/31 (c)	500	497,139
Orlando Utilities Commission, Series A (RB) 2.38%, 04/01/31 (c)	750	760,128
Palm Beach County Health Facilities Authority, Lifespace Communities, Inc., Series B (RB) 4.00%, 11/15/26 (c)	330	370,591
School District of Broward County (GO) 5.00%, 07/01/28 (c)	300	374,660
School District of Broward County/ FL (GO) 5.00%, 07/01/31 (c)	665	875,409
State of Florida, Board of Education, Public Education Capital Outlay, Series C (GO) (AGM) 3.00%, 06/01/29 (c)	145	165,107
State of Florida, Board of Education, Public Education Capital Outlay, Series D (GO) 3.00%, 06/01/29 (c)	500	568,068
State of Florida, Department of Transportation, Series B (RB) 2.00%, 07/01/30 (c)	500	492,994
		11,496,979
Georgia: 2.0%
Burke County Development Authority, Series D (RB) 4.12%, 02/01/28 (c)	260	296,260
County of Fulton, Georgia Water and Sewerage, Series A (RB)
2.25%, 01/01/30 (c)	500	501,498
2.38%, 01/01/30 (c)	900	909,457
County of Paulding, Water and Sewerage Revenue (RB) 3.00%, 12/01/26 (c)	150	162,041
Dahlonega Downtown Development Authority (RB) 3.12%, 07/01/23 (c)	90	92,814
Dalton-Whitfield County Joint Development Authority (RB) (AGC) 4.00%, 02/15/28 (c)	185	209,741
Development Authority of Rockdale County, Piedmont Healthcare, Inc. Project, Series A (RB) (SAW) 4.00%, 07/01/29 (c)	270	318,472
Georgia Housing and Finance Authority, Single Family Mortgage, Series A (RB) (AGM) 3.35%, 06/01/28 (c)	165	180,090
Georgia Housing and Finance Authority, Single Family Mortgage, Series B (RB) 3.55%, 12/01/26 (c)	150	160,076
Georgia Housing and Finance Authority, Single Family Mortgage, Series B-1 (RB)
3.35%, 12/01/25 (c)	230	242,589
3.35%, 12/01/25 (c)	215	226,768
Gwinnett County School District (GO) (SAW) 5.00%, 02/01/29 (c)	335	429,028
Metropolitan Atlanta Rapid Transit Authority Sales Tax, Series A (RB) 3.00%, 07/01/30 (c)	1,000	1,080,442
Private Colleges & Universities Authority, Series B (RB) 3.00%, 10/01/24 (c)	150	158,442
		4,967,718
Hawaii: 0.5%
City and County of Honolulu, Series C (GO)
4.00%, 08/01/29 (c)	750	893,832
5.00%, 08/01/29 (c)	200	255,557
		1,149,389
Illinois: 3.7%
Chicago Board of Education (ST) 6.00%, 04/01/27 (c)	100	124,262
Chicago Midway International Airport, Series B (RB) 5.00%, 01/01/26 (c)	250	294,956
Chicago O’Hare International Airport, Series B (RB) (AGM) 4.00%, 01/01/29 (c)	890	1,031,529
Chicago O’Hare International Airport, Series C (RB) 5.00%, 01/01/27 (c)	150	181,594
Chicago O’Hare International Airport, Series D (RB)
5.00%, 01/01/27 (c)	265	320,239
5.00%, 01/01/27 (c)	150	181,118
Chicago O’Hare International Airport, Series F (RB) 5.00%, 01/01/27 (c)	250	301,863
Chicago Transit Authority, Second Lien (RB) (AGM) 5.00%, 12/01/26 (c)	220	257,029
City of Chicago, Series A (GO) 5.00%, 01/01/29 (c)	1,000	1,240,083
County of Cook (RB) 4.00%, 11/15/27 (c)	160	183,334
Illinois Finance Authority, NorthShore University HealthSystem, Series A (RB) 4.00%, 08/15/30 (c)	500	603,717
Illinois Finance Authority, OSF HealthCare System, Series A (RB) 3.00%, 11/15/30 (c)	500	538,335
Illinois Finance Authority, Presence Network, Series C (RB) 4.00%, 02/15/27 (c)	170	194,309
Illinois State Toll Highway Authority, Series A (RB) 5.00%, 01/01/31 (c)	500	646,096
Northern Illinois Municipal Power Agency, Series A (RB) 4.00%, 12/01/26 (c)	165	182,279
State of Illinois (GO) (AGC) 5.75%, 05/01/30 (c)	750	987,303
State of Illinois, Series A (GO)
4.00%, 03/01/31 (c)	500	596,672
5.00%, 05/01/28 (c)	630	762,725
5.00%, 05/01/28 (c)	250	303,411
		8,930,854
Iowa: 0.3%
Iowa Higher Education Loan Authority (RB)
5.00%, 12/01/26 (c)	300	365,004
5.00%, 12/01/26 (c)	250	304,608
		669,612
Kansas: 0.2%
Lyon County Unified School District No. 253 (GO) 3.00%, 09/01/27 (c)	270	288,457
Sedgwick County Unified School District No. 260, Series B (GO) 4.00%, 10/01/26 (c)	150	170,276
		458,733
Kentucky: 0.8%
Kentucky Bond Development Corp., Lexington Center Corp. Project (RB) 4.00%, 09/01/28 (c)	920	1,030,569
Kentucky Economic Development Finance Authority, Louisville Arena Project, Series A (RB) (AGM) 4.00%, 12/01/27 (c)	250	287,880
Louisville and Jefferson County, Metropolitan Sewer District, Series A (RB)
3.00%, 11/15/25 (c)	345	368,331
3.25%, 11/15/26 (c)	235	253,466
		1,940,246
Louisiana: 1.1%
Louisiana Local Government Environmental Facilities and Community Development Authority, Woman’s Hospital Foundation Project, Series A (RB) 4.00%, 10/01/27 (c)	230	262,953
Louisiana Public Facilities Authority Hospital, Children’s Medical Center, Series A (RB) (AGM) 3.00%, 06/01/30 (c)	500	539,555
Louisiana Public Facilities Authority, Louisiana State University Nicholson Gateway Project (RB)
5.00%, 07/01/26 (c)	340	393,863
5.00%, 07/01/26 (c)	315	364,096
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project (RB) 4.00%, 05/15/27 (c)	230	261,512
New Orleans Aviation Board, North Terminal Project, Series A (RB) 5.00%, 01/01/27 (c)	240	291,294
State of Louisiana, Series A (GO) 5.00%, 03/01/29 (c)	500	639,123
		2,752,396
Maine: 0.3%
Maine Health and Higher Educational Facilities Authority, MaineHealth, Series A (RB) 5.00%, 07/01/28 (c)	620	765,020
Maryland: 0.8%
City of Baltimore, Water Projects, Series A (RB) (SAW) 4.00%, 07/01/29 (c)	225	265,991
County of Baltimore (GO) 4.00%, 03/01/28 (c)	250	295,771
Maryland Health and Higher Educational Facilities Authority, Charlestown Community Issue, Series A (RB) 5.00%, 07/01/26 (c)	220	257,950
Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue, Series A (RB) 4.00%, 05/15/27 (c)	260	294,188
Maryland Health and Higher Educational Facilities Authority, Univeristy of Maryland Medical System Issue, Series D (RB) 4.00%, 01/01/28 (c)	150	170,973
Prince George’s County, Regional Medical Center (CP) 3.25%, 10/01/27 (c)	100	108,910
Prince George’s County, Series A (GO) 5.00%, 07/15/28 (c)	275	348,402
Trinity Health Credit Group, Maryland Health and Higher Educational Facility, Series MD (RB) 4.00%, 06/01/27 (c)	270	309,171
		2,051,356
Massachusetts: 3.8%
Boston Water and Sewer Commission, Series B (RB) 3.00%, 11/01/23 (c)	160	167,197
Commonwealth of Massachusetts, Accelerated Bridge Program, Series A (RB) 5.00%, 06/01/28 (c)	315	397,017
Commonwealth of Massachusetts, Series A (GO)
5.00%, 01/01/28 (c)	1,000	1,238,182
5.00%, 01/01/28 (c)	200	247,775
5.00%, 04/01/27 (c)	275	340,237
Commonwealth of Massachusetts, Series B (GO) 2.50%, 03/01/30 (c)	750	773,392
Commonwealth of Massachusetts, Series C (GO) 3.00%, 03/01/30 (c)	360	390,327
Commonwealth of Massachusetts, Series E (GO)
3.00%, 04/01/25 (c)	120	127,105
4.00%, 04/01/25 (c)	440	492,751
Commonwealth of Massachusetts, Series G (GO) 3.00%, 09/01/26 (c)	245	258,243
Commonwealth of Massachusetts, Series J (GO) 4.00%, 12/01/26 (c)	230	266,525
Massachusetts Bay Transportation Authority, Series A (RB) 5.00%, 07/01/27 (c)	100	123,374
Massachusetts Clean Water Trust, Series 22 (RB) (AGM) 5.00%, 08/01/29 (c)	700	910,064
Massachusetts Development Finance Agency, Dana-Farber Cancer Institute, Series N (RB) 5.00%, 12/01/26 (c)	200	240,726
Massachusetts Development Finance Agency, Medical Center, Series E (RB) 4.00%, 07/01/26 (c)	250	278,817
Massachusetts Development Finance Agency, Suffolk University (RB) 4.00%, 07/01/27 (c)	250	284,096
Massachusetts Development Finance Agency, The Broad Institute Issue (RB) 4.00%, 10/01/27 (c)	250	289,160
Massachusetts School Building Authority, Dedicated Sales Tax, Series A (RB) 5.00%, 02/15/26 (c)	850	1,015,979
Massachusetts Water Resources Authority, Series D (RB) 3.00%, 08/01/26 (c)	150	158,735
The Commonwealth of Massachusetts Transportation Fund, Series A (RB) 3.00%, 06/01/30 (c)	800	875,489
The Commonwealth of Massachusetts, Series B (GO) 2.12%, 04/01/31 (c)	500	473,343
		9,348,534
Michigan: 2.5%
Bloomfield Hills School District (GO) 4.00%, 05/01/30 (c)	700	845,642
Great Lakes Water Authority, Water Supply System, Second Lien, Series B (RB) 5.00%, 07/01/26 (c)	390	464,414
Great Lakes Water Authority, Water Supply System, Senior Lien, Series A (RB) 5.00%, 07/01/26 (c)	320	379,706
Michigan Finance Authority Hospital (RB) 5.00%, 12/01/27 (c)	500	619,690
Michigan Finance Authority, Henry Ford Health System (RB) 4.00%, 11/15/26 (c)	225	253,236
Michigan Finance Authority, Henry Ford Health System, Series A (RB)
4.00%, 11/02/29 (c)	250	291,202
5.00%, 11/02/29 (c)	135	171,528
Michigan Finance Authority, Trinity Health Credit Group, Series MI (RB) 4.00%, 06/01/27 (c)	150	170,860
Michigan State Housing Development Authority, Series A-1 (RB) 3.35%, 10/01/28 (c)	500	542,573
Michigan State Housing Development Authority, Single- Family Mortgage, Series A (RB) 4.00%, 06/01/28 (c)	465	491,645
Michigan State Housing Development Authority, Single- Family Mortgage, Series B (RB)
2.95%, 12/01/28 (c)	425	454,349
3.50%, 06/01/26 (c)	145	153,414
Saginaw City School District (GO) 4.00%, 05/01/31 (c)	750	900,785
Wayne County Airport Authority, Series A (RB) 5.00%, 12/01/27 (c)	190	235,876
		5,974,920
Minnesota: 0.9%
Minnesota Housing Finance Agency Residential Housing, Series B (RB) 2.50%, 07/01/30 (c)	550	559,861
Minnesota Housing Finance Agency Residential Housing, Series I (RB)
2.15%, 01/01/30 (c)	985	992,028
3.00%, 01/01/30 (c)	500	548,510
		2,100,399
Missouri: 0.9%
Health and Educational Facilities Authority, BJC Health System, Series C (RB) 4.00%, 01/01/46 (c) (p)	315	349,184
Health and Educational Facilities Authority, Saint Louis University (RB) 5.00%, 04/01/29 (c)	100	123,861
Missouri State Health and Educational Facilities Authority, Lutheran Senior Services Project, Series A (RB) 5.00%, 02/01/24 (c)	250	280,381
Missouri State Health and Educational Facilities Authority, Mercy Health (RB) 3.00%, 06/01/30 (c)	350	373,321
Missouri State Health and Educational Facilities Authority, Saint Luke’s Health System (RB) 3.00%, 11/15/30 (c)	750	799,013
Missouri State Housing Development Commission Single Family Mortgage, First Place Homeownership Loan, Series C (RB) 3.05%, 05/01/29 (c)	245	257,347
		2,183,107
Montana: 0.1%
Montana Facility Finance Authority, Kalispell Regional Medical Center, Series B (RB) 4.12%, 07/01/28 (c)	220	248,473
Nebraska: 0.4%
Douglas County School District No. 0001 (GO) 2.00%, 03/30/31 (c)	500	489,195
Sarpy County Hospital Authority No. 1 (RB) 3.00%, 05/15/26 (c)	480	509,708
		998,903
Nevada: 1.3%
City of Carson, Tahoe Regional Healthcare Project (RB) 5.00%, 09/01/27 (c)	390	472,124
City of Henderson, Utility System, Series A-1 (GO) 4.00%, 06/01/30 (c)	675	809,892
Clark County, Limited Tax, Series A (GO) 5.00%, 06/01/28 (c)	485	595,133
Clark County, Limited Tax, Series C (GO) 3.00%, 07/01/29 (c)	280	308,264
County of Washoe, Nevada Highway, Fuel Tax (RB) 5.00%, 02/01/29 (c)	250	313,289
Las Vegas Convention and Visitors Authority, Series B (RB) (NATL) 5.00%, 07/01/28 (c)	275	336,330
Las Vegas Convention and Visitors Authority, Series C (RB) 4.00%, 07/01/26 (c)	200	220,404
Washoe County School District, Series C (GO) (AGM) 3.12%, 10/01/27 (c)	100	109,315
		3,164,751
New Hampshire: 0.4%
National Finance Authority, Springpoints Living Project (RB) 4.00%, 01/01/26 (c)	500	558,703
New Hampshire Municipal Bond Bank, Series B (RB) 4.00%, 08/15/27 (c)	265	305,619
New Hampshire Municipal Bond Bank, Series D (RB) 4.00%, 08/15/26 (c)	200	227,225
		1,091,547
New Jersey: 3.3%
Atlantic County Improvement Authority, Series A (RB) (AGM)
3.25%, 07/01/26 (c)	140	149,893
4.00%, 07/01/26 (c)	165	183,888
New Jersey Educational Facilities Authority, New Jersey Princeton University, Series C (RB)
2.00%, 03/01/31 (c)	500	493,411
2.00%, 03/01/31 (c)	1,500	1,494,583
New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program (RB) 5.00%, 04/01/28 (c)	320	388,684
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group Issue, Series A (RB) 5.00%, 07/01/26 (c)	55	65,815
New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System Obligated Group Issue (RB) 4.00%, 07/01/26 (c)	500	554,468
New Jersey Transportation Trust Fund Authority, Series A (RB) (BAM) 4.25%, 12/15/28 (c)	790	932,990
New Jersey Transportation Trust Fund Authority, Series AA (RB)
4.50%, 12/15/28 (c)	910	1,080,849
5.00%, 12/15/30 (c)	250	317,093
5.00%, 12/15/30 (c)	250	322,192
New Jersey Transportation Trust Fund Authority, Series BB (RB) 3.50%, 12/15/28 (c)	365	396,910
New Jersey Turnpike Authority, Series A (RB) (ST) 4.00%, 01/01/29 (c)	380	444,374
New Jersey Turnpike Authority, Series B (RB) 5.00%, 01/01/28 (c)	100	124,150
New Jersey Turnpike Authority, Series G (RB) 4.00%, 01/01/28 (c)	210	244,337
State of New Jersey, Various Purposes (GO) 5.00%, 12/01/27 (c)	400	493,323
Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/28 (c)	205	247,843
		7,934,803
New Mexico: 0.4%
New Mexico Hospital Equipment, Presbyterian Healthcare Services, Series A (RB) 4.00%, 08/01/29 (c)	250	292,210
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I, Series C (RB) 3.60%, 07/01/28 (c)	225	244,983
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I, Series F (RB) 3.05%, 01/01/29 (c)	370	392,510
		929,703
New York: 19.7%
Battery Park City Authority, Series A (RB) 4.00%, 11/01/29 (c)	1,000	1,202,874
Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB) (AGM) 3.00%, 01/15/27 (c)	110	113,235
City of New York, Series C (GO) 5.00%, 08/01/30 (c)	500	646,215
City of New York, Series D-1 (GO)
4.00%, 12/01/28 (c)	470	550,864
5.00%, 12/01/28 (c)	100	126,944
City of New York, Subseries B-1 (GO)
3.00%, 10/01/29 (c)	110	119,565
5.00%, 10/01/27 (c)	200	247,374
5.00%, 10/01/29 (c)	250	319,162
City of New York, Subseries D-1 (GO) (BAM) 5.00%, 03/01/30 (c)	1,000	1,279,728
County of Monroe, Industrial Development Corp., University of Rochester Project, Series A (RB) 4.00%, 07/01/30 (c)	900	1,067,461
Dormitory Authority of the State of New York University, Series A (RB) 5.00%, 07/01/29 (c)	350	457,021
Dormitory Authority of the State of New York, A (RB) 5.00%, 03/15/27 (c)	380	467,727
Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB) 5.00%, 07/01/26 (c)	255	303,239
Hudson Yards Infrastructure Corp., Series A (RB) 5.00%, 02/15/27 (c)	645	777,127
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Series A (RB) 4.00%, 11/01/27 (c)	330	371,314
Long Island Power Authority, Electric System (RB) 5.00%, 09/01/27 (c)	300	367,425
Metropolitan Transportation Authority, Series A (RB) (AGM) 5.00%, 11/15/28 (c)	715	889,316
Metropolitan Transportation Authority, Series A-1 (RB) 4.00%, 05/15/27 (c)	400	454,451
Metropolitan Transportation Authority, Series B-1 (RB) 5.00%, 11/15/27 (c)	350	425,727
Metropolitan Transportation Authority, Series C (RB) 5.00%, 11/15/29 (c)	550	698,608
Metropolitan Transportation Authority, Series C (RB) (AGM) 4.00%, 11/15/29 (c)	1,000	1,183,845
Metropolitan Transportation Authority, Series C-1 (RB)
4.00%, 05/15/28 (c)	500	581,935
5.00%, 11/15/26 (c)	225	267,708
5.25%, 11/15/26 (c)	370	443,311
Metropolitan Transportation Authority, Series D (RB) 4.00%, 05/15/28 (c)	1,245	1,437,806
MTA Hudson Rail Yards Trust, Series A (RB) 5.00%, 11/15/23 (c)	145	156,297
New York City Environmental Facilities, Clean Water and Drinking Water, Series B (RB) 4.00%, 06/15/29 (c)	500	593,050
New York City Housing Development Corp., Multi-Family Housing, Series A-1 (RB) 3.00%, 05/01/28 (c)	275	285,796
New York City Housing Development Corp., Multi-Family Housing, Series E-1 (RB) 3.00%, 03/01/27 (c)	500	530,213
New York City Housing Development Corp., Multi-Family Housing, Series J (RB) 3.05%, 09/01/27 (c)	565	592,026
New York City Housing Development Corp., Sustainable Development Bonds, Series C (RB) 2.75%, 02/01/29 (c)	1,000	1,032,459
New York City Housing Development Corp., Sustainable Neighborhood Bonds, Series G-1 (RB) 3.75%, 11/01/25 (c)	250	268,595
New York City Housing Development Corporation Multi- Family Housing, Series I-1 (RB) 2.80%, 02/01/29 (c)	455	463,450
New York City Municipal Water Finance Authority, Water and Sewer System, Series EE (RB) 4.00%, 06/15/27 (c)	175	203,706
New York City Transitional Finance Authority Building Aid, Series S-1 (RB) (SAW) 3.00%, 07/15/29 (c)	350	377,087
New York City Transitional Finance Authority Future Tax Secured Revenue (RB) 2.25%, 02/01/31 (c)	650	638,074
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1 (RB)
4.00%, 05/01/26 (c)	155	172,782
5.00%, 05/01/26 (c)	225	268,906
5.00%, 08/01/28 (c)	260	326,962
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-2 (RB) 5.00%, 08/01/27 (c)	200	248,216
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-3 (RB) 5.00%, 08/01/27 (c)	510	632,777
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B-1 (RB)
4.00%, 08/01/27 (c)	400	463,431
5.00%, 08/01/26 (c)	115	138,433
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C-1 (RB)
4.00%, 11/01/30 (c)	1,775	2,160,166
4.00%, 11/01/30 (c)	500	606,927
4.00%, 05/01/29 (c)	1,120	1,329,716
4.00%, 05/01/29 (c)	250	299,310
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F-1 (RB) 5.00%, 05/01/27 (c)	420	514,852
New York City Water & Sewer System, Series BB Subseries BB-1 (RB) 4.00%, 12/15/30 (c)	640	765,912
New York City Water and Sewer System, Series AA (RB) 5.00%, 12/15/29 (c)	200	261,629
New York City Water and Sewer System, Series AA-1 (RB) 3.00%, 12/15/30 (c)	350	380,474
New York City Water and Sewer System, Series AA-2 (RB) 3.00%, 12/15/30 (c)	660	730,401
New York City Water and Sewer System, Series EE (RB) (AGC) 5.00%, 06/15/29 (c)	300	387,161
New York Convention Center Development Corp., Series A (RB)
0.00%, 11/15/47 ^	230	125,458
0.00%, 11/15/54 ^	170	76,680
NEW YORK ST PWR AUTH REVENUE (RB) 4.00%, 05/15/30 (c)	500	601,723
NEW YORK ST URBAN DEV CORP REV (RB) 3.00%, 09/15/30 (c)	550	594,213
New York State Dormitory Authority (RB) 4.00%, 07/01/31 (c)	550	664,954
New York State Dormitory Authority (RB) (BAM) 5.00%, 08/15/26 (c)	250	301,406
New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai, Series A (RB) 5.00%, 03/15/29 (c)	285	359,800
New York State Dormitory Authority, New York Columbia University, Series A (RB) 5.00%, 10/01/47	250	401,538
New York State Dormitory Authority, New York Columbia University, Series B (RB) (FHA) 5.00%, 04/01/28 (c)	405	513,831
New York State Dormitory Authority, New York University, Series A (RB)
5.00%, 07/01/28 (c)	235	298,435
5.00%, 07/01/28 (c)	600	762,495
5.00%, 07/01/28 (c)	400	506,288
New York State Dormitory Authority, Rochester Institute of Technology, Series A (RB) 5.00%, 07/01/29 (c)	250	314,943
New York State Dormitory Authority, Series A (RB) 3.00%, 09/15/30 (c)	500	547,751
New York State Dormitory Authority, State Sales Tax, Series A (RB)
4.00%, 03/15/27 (c)	250	284,741
4.00%, 03/15/27 (c)	800	910,138
5.00%, 03/15/27 (c)	150	183,635
New York State Dormitory Authority, State Sales Tax, Series E (RB) 5.00%, 09/15/28 (c)	1,000	1,265,503
New York State Dormitory Authority, The New School, Series A (RB)
4.00%, 01/01/27 (c)	225	252,253
5.00%, 01/01/27 (c)	420	495,672
New York State Housing Finance Agency, Series D (RB) 3.70%, 05/01/28 (c)	225	246,824
New York State Housing Finance Agency, Series M (RB) 3.75%, 11/01/26 (c)	195	210,096
New York State Thruway Authority, Series B (RB) (AGM) 4.00%, 01/01/30 (c)	500	602,384
New York State Urban Development Corp., State Personal Income, Series A (RB)
3.00%, 09/15/30 (c)	950	1,024,112
5.00%, 09/15/28 (c)	500	627,263
New York Transportation Development Corp., Terminal 4 John Kennedy International Airport Project, Series C (RB) 4.00%, 12/01/30 (c)	925	1,108,106
Port Authority of New York and New Jersey, Series 212 (RB) 4.00%, 09/01/29 (c)	485	586,221
Port Authority of New York and New Jersey, Series 213 (RB) 5.00%, 09/01/29 (c)	700	901,525
State of New York Mortgage Agency Homeowner Mortgage, Series 225 (RB) (SBG) 2.55%, 10/01/29 (c)	345	348,374
State of New York Mortgage Agency, Series 203 (RB) 3.50%, 04/01/26 (c)	190	202,426
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Series A (RB) 5.00%, 11/15/30 (c)	750	972,421
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Series C (RB)
3.00%, 11/15/29 (c)	1,000	1,082,560
3.38%, 11/15/28 (c)	250	279,606
Utility Debt Securitization Authority (RB) 5.00%, 12/15/27 (c)	550	694,488
		47,976,653
North Carolina: 1.6%
Board of Governors of North Carolina University, Hospital at Chapel HILL (RB) 5.00%, 02/01/49	500	801,053
North Carolina Housing Finance Agency Home Ownership, Series 39-B (RB)
3.85%, 07/01/27 (c)	115	126,919
4.00%, 07/01/27 (c)	270	294,924
North Carolina Medical Care Commission, Duke University Health System, Series D (RB) 4.00%, 06/01/26 (c)	350	397,304
North Carolina Medical Care Commission, Novant Health, Series A (RB) 3.12%, 11/01/29 (c)	220	240,392
North Carolina Turnpike Authority, Triangle Expressway System (RB)
5.00%, 01/01/30 (c)	500	620,959
5.00%, 01/01/30 (c)	750	925,696
North Carolina Turnpike Authority, Triangle Expressway System (RB) (AGM) 3.00%, 01/01/30 (c)	500	540,286
		3,947,533
North Dakota: 0.4%
North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series A (RB) 3.75%, 07/01/27 (c)	850	903,676
Ohio: 3.0%
American Municipal Power, Inc., Series A (RB)
4.00%, 02/15/26 (c)	190	211,693
5.00%, 02/15/26 (c)	220	260,756
City of Chillicothe, Hospital Facilities, Adena Health System Obligated Group Project (RB) 4.00%, 12/01/27 (c)	440	496,339
City of Cleveland, Airport System Revenue, Series B (RB) 5.00%, 07/01/28 (c)	100	124,084
Columbus City School District (GO) 5.00%, 12/01/26 (c)	375	451,478
County of Allen, Ohio Hospital Facilities, Mercy Health, Series A (RB) 4.00%, 02/01/28 (c)	510	587,616
County of Franklin, Nationwide Children’s Hospital Project, Series A (RB) 5.00%, 11/01/48	1,000	1,590,754
County of Franklin, Trinity Health Credit Group (RB) 5.00%, 06/01/27 (c)	260	316,120
County of Ross, Adena Health System Obligated Group Project (RB) 5.00%, 12/01/29 (c)	1,000	1,246,028
Euclid City School District, Series A (GO) (SD CRED PROG) 4.00%, 01/15/26 (c)	150	166,176
Gahanna-Jefferson City School District (GO) (AGM) 2.00%, 12/01/30 (c)	250	235,754
Hamilton County, Life Enriching Communities Project (RB) 5.00%, 01/01/26 (c)	250	279,492
North Royalton City School District (GO) 5.00%, 06/01/25 (c)	190	219,226
Northeast Ohio Regional Sewer District (RB) 3.00%, 11/15/29 (c)	350	394,103
Ohio Housing Finance Agency, Series D (RB) 3.62%, 09/01/26 (c)	140	149,121
Ohio Water Development Authority, Fresh Water (RB) 5.00%, 12/01/29 (c)	500	648,895
		7,377,635
Oklahoma: 0.6%
Edmond Public Works Authority (RB) 4.00%, 07/01/27 (c)	250	289,217
Norman Regional Hospital Authority (RB) 3.25%, 09/01/29 (c)	750	830,049
Oklahoma Turnpike Authority, Series A (RB) 4.00%, 01/01/26 (c)	350	394,077
		1,513,343
Oregon: 1.1%
Lake Oswego School District No. 7J (GO) (SBG) 4.00%, 06/01/27 (c)	190	219,456
Multnomah County School District No. 1J, Series B (GO) (SBG)
2.00%, 06/15/30 (c)	550	538,336
3.25%, 06/15/27 (c)	295	322,560
North Clackamas School District No. 12, Series A (GO) (SBG) 0.00%, 06/15/27 (c) ^	175	93,474
Salem Hospital Facility Authority, Series A (RB) 4.00%, 05/15/26 (c)	240	268,861
Sherwood School District No. 88J, Series A (GO) (SBG) 0.00%, 06/15/28 (c) ^	510	193,633
Tri-County Metropolitan Transportation District of Oregon, Series A (RB) 3.00%, 09/01/29 (c)	935	1,028,068
		2,664,388
Pennsylvania: 4.5%
Allegheny County Sanitary Authority, Sewer Revenue (RB) 5.00%, 06/01/28 (c)	685	856,126
Chester County Health and Education Facilities Authority, Main Line Health System, Series A (RB)
4.00%, 10/01/27 (c)	180	206,278
4.00%, 09/01/30 (c)	645	765,897
Chester County Health and Education Facilities Authority, Main Line Health System, Series A (RB) (SBG) 4.00%, 09/01/30 (c)	210	252,774
Commonwealth of Pennsylvania, First Series (GO) 2.00%, 05/01/30 (c)	500	490,833
Commonwealth of Pennsylvania, Series A (CP) (FHA) 4.00%, 01/30/28 (c)	1,170	1,331,743
County of Allegheny, Series C-77 (GO) 5.00%, 11/01/28 (c)	220	276,435
Delaware County Authority, Commonwealth of Pennsylvania, Series A (RB)
3.75%, 04/01/27 (c)	140	156,881
5.00%, 04/01/27 (c)	170	207,372
DuBois Hospital Authority, Penn Highlands Healthcare (RB) 5.00%, 01/15/28 (c)	280	340,981
Geisinger Authority, Health System, Series A (RB) 5.00%, 04/01/30 (c)	1,000	1,274,221
Geisinger Authority, Health System, Series A-2 (RB) 4.00%, 02/15/27 (c)	230	262,068
Montgomery County Higher Education and Health Authority, Presbytery Homes, Inc. Project (RB) 5.00%, 12/01/24 (c)	145	163,206
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 123 B (RB) 3.20%, 10/01/25 (c)	175	181,820
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 125 B (RB) 3.65%, 04/01/27 (c)	260	280,299
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 128 B (RB) 3.85%, 10/01/27 (c)	100	110,654
Pennsylvania Housing Finance Agency, Single-Family Mortgage (RB) 3.20%, 10/01/25 (c)	285	298,093
Pennsylvania Turnpike Commission, Motor License, Third Series (RB)
4.00%, 12/01/27 (c)	250	288,033
5.00%, 12/01/27 (c)	155	190,973
Pennsylvania Turnpike Commission, Oil Franchise Tax Senior, Series A (RB) (AGM) 5.00%, 12/01/28 (c)	290	364,081
Pennsylvania Turnpike Commission, Series A (RB)
4.00%, 06/01/31 (c)	900	1,075,238
5.00%, 12/01/29 (c)	220	281,905
Pennsylvania Turnpike Commission, Series A-1 (RB) 5.00%, 12/01/27 (c)	150	183,306
Pennsylvania Turnpike Commission, Series B-1 (RB) 5.25%, 06/01/27 (c)	700	864,456
Philadelphia Gas Works Co., Fifteenth Series (RB) 5.00%, 08/01/27 (c)	305	366,379
		11,070,052
South Carolina: 0.0%
Brookland-Cayce School District No. 2, Lexington County (GO) 3.00%, 03/01/26 (c)	100	108,719
Tennessee: 0.8%
Sullivan County (GO)
3.75%, 05/01/26 (c)	250	278,952
4.00%, 05/01/26 (c)	230	263,189
Tennessee Housing Development Agency (RB)
2.95%, 01/01/29 (c)	475	497,424
3.60%, 01/01/27 (c)	330	354,205
4.00%, 07/01/26 (c)	255	272,774
Tennessee Housing Development Agency, Series B (RB) 3.45%, 01/01/27 (c)	255	273,740
		1,940,284
Texas: 10.7%
Alvin Independent School District (GO) 3.38%, 02/15/28 (c)	350	395,121
Arlington Higher Education Finance Corp. (RB)
3.00%, 02/15/31 (c)	1,000	1,084,658
4.00%, 08/15/29 (c)	675	789,614
Board of Regents of the University of Houston System, Series C (RB) 4.00%, 02/15/26 (c)	150	168,799
Board of Regents of the University of Texas System, A (RB)
2.25%, 08/15/31 (c)	1,400	1,403,909
3.00%, 08/15/31 (c)	525	592,241
Board of Regents of the University of Texas System, Series E (RB) 4.00%, 08/15/27 (c)	650	766,934
Central Texas Regional Mobility Authority, Senior Lien, Series E (RB) 5.00%, 01/01/30 (c)	750	949,442
City of Arlington, Senior Lien Special Tax, Series A (ST) (AGM) 4.00%, 02/15/28 (c)	165	189,614
City of Austin, Airport System, Series A (RB) 5.00%, 11/15/26 (c)	280	340,354
City of Austin, Texas Electricity Utility System, Series A (RB)
5.00%, 11/15/29 (c)	1,375	1,762,755
5.00%, 11/15/30 (c)	500	654,800
City of Corpus Christi, Utility System (RB) (SBG) 4.00%, 07/15/30 (c)	295	354,169
City of Denton (GO) 4.00%, 02/15/27 (c)	120	135,876
City of El Paso (GO)
4.00%, 08/15/26 (c)	125	141,058
4.00%, 08/15/29 (c)	950	1,130,923
City of Houston, Combined Utility System, First Lien, Series D (RB) 5.00%, 11/15/28 (c)	220	278,999
Cleburne Independent School District (GO) 5.00%, 02/15/26 (c)	265	312,538
College of the Mainland (GO) 3.75%, 08/15/28 (c)	250	282,872
Coppell Independent School District (GO) 4.00%, 08/15/28 (c)	250	290,853
County of Bexar, Combined Venue Tax (GO) 4.00%, 06/15/26 (c)	220	249,664
Crowley Independent School District (GO) 4.00%, 02/01/29 (c)	500	598,585
Cypress-Fairbanks Independent School District, Series A (GO) 2.25%, 02/15/31 (c)	600	618,196
Frisco Independent School District (GO) 4.00%, 02/15/27 (c)	460	527,972
Galena Park Independent School District (GO) 3.00%, 02/15/29 (c)	250	279,968
Grand Parkway Transportation Corp. System, First Tier Toll, Series C (RB)
4.00%, 04/01/30 (c)	770	911,067
4.00%, 04/01/30 (c)	625	756,936
Grand Parkway Transportation Corp. System, Subordinate Tier Toll, Series A (RB) 5.00%, 04/01/28 (c)	640	795,257
Harris County, Cultural Education Facilities Finance Corp., Texas Children’s Hospital, Series A (RB) 3.00%, 10/01/29 (c)	350	384,966
Harris County, Toll Road, Senior Lien, Series A (RB) 5.00%, 08/15/26 (c)	340	405,834
Klein Independent School District (GO) 4.00%, 08/01/26 (c)	200	227,101
Leander Independent School District, Series A (GO)
0.00%, 08/16/26 (c) ^	95	43,145
0.00%, 08/16/26 (c) ^	900	445,680
New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., Series A-1 (RB) 5.00%, 07/01/26 (c)	520	545,560
North Fort Bend Water Authority, Series A (RB) 4.00%, 12/15/29 (c)	250	302,032
San Jacinto College District, Series A (GO) 5.00%, 02/15/29 (c)	500	627,164
Tarrant County Cultural Education Facilities Finance Corp., Christus Health, Series B (RB) 5.00%, 01/01/29 (c)	250	309,361
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System, Series A (RB) 4.00%, 08/15/26 (c)	220	250,122
Tarrant Regional Water District (RB)
2.00%, 03/01/30 (c)	400	391,941
2.00%, 03/01/30 (c)	750	739,431
2.00%, 03/01/30 (c)	750	743,278
Texas Water Development Board (RB) 5.00%, 10/15/26 (c)	485	587,454
Texas Water Development Board, Series A (RB)
3.00%, 10/15/29 (c)	500	565,303
4.00%, 04/15/28 (c)	325	380,681
5.00%, 04/15/28 (c)	840	1,056,547
Texas Water Development Board, Series B (RB)
5.00%, 10/15/28 (c)	225	285,677
5.00%, 10/15/28 (c)	110	141,170
West Harris County Regional Water Authority (RB) 3.00%, 12/15/29 (c)	250	267,646
West Travis County Public Utility Agency (RB) (BAM) 4.00%, 08/15/27 (c)	230	262,162
Willis Independent School District, Unlimited Tax School Building (GO) 2.25%, 02/15/31 (c)	300	305,787
		26,031,216
Utah: 0.6%
Salt Lake City, International Airport, Series B (RB) 5.00%, 07/01/28 (c)	360	449,096
Utah County, IHC Health Services, Inc., Series A (RB) 5.00%, 05/15/30 (c)	250	320,872
Utah County, IHC Health Services, Inc., Series B (RB)
3.00%, 05/15/26 (c)	210	221,108
4.00%, 05/15/24 (c)	350	383,005
		1,374,081
Vermont: 0.1%
Vermont Educational and Health Buildings Financing Agency, Series B (RB) 5.00%, 06/01/26 (c)	220	259,448
Virginia: 2.6%
Chesapeake Bay Bridge and Tunnel District, First Tier (RB) (AGM) 5.00%, 07/01/26 (c)	260	309,747
Chesterfield Economic Development Authority, County Projects, Series F (RB) 2.00%, 04/01/30 (c)	350	350,210
Fairfax County Industrial Development Authority, Inova Health System Project, Series B (RB) 4.00%, 05/15/28 (c)	250	292,810
Hampton Roads Transportation Accountability Commission, Series A (RB)
4.00%, 07/01/30 (c)	665	810,014
5.00%, 07/01/30 (c)	500	642,741
Norfolk Economic Development Authority, Series B (RB) 4.00%, 11/01/28 (c)	250	288,488
Roanoke Economic Development Authority, Carilion Clinic Obligated Group, Series A (RB) 5.00%, 07/01/47	380	598,391
Virginia College Building Authority, Virginia Educational Facilities, Series A (RB)
3.00%, 02/01/31 (c)	1,000	1,108,941
3.00%, 02/01/31 (c)	1,000	1,111,268
Virginia Commonwealth Transportation Board (RB) (AGM) 3.25%, 05/15/28 (c)	150	168,988
Virginia Small Business Financing Authority, National senior Campuses, Inc., Series A (RB) 4.00%, 07/01/27 (c)	500	568,906
		6,250,504
Washington: 2.0%
City of Seattle, Municipal Light and Power Improvement, Series A (RB) 4.00%, 01/01/28 (c)	450	519,446
City of Seattle, Municipal Light and Power Improvement, Series C (RB) 4.00%, 09/01/27 (c)	230	268,329
King & Snohomish Counties, Northshore School District No. 417 (GO) (SBG) 4.00%, 06/01/29 (c)	500	606,253
King County Public Hospital District No. 1, Valley Medical Center (GO) (SAW) 5.00%, 12/01/28 (c)	150	186,293
King County Public Hospital District No. 2, Evergreen Health, Series A (GO) 4.00%, 12/01/29 (c)	650	753,195
State of Washington, Various Purpose, Series A (GO) 5.00%, 08/01/26 (c)	340	411,320
State of Washington, Various Purpose, Series C (GO) 5.00%, 02/01/28 (c)	800	996,385
University of Washington, Series A (RB) 4.00%, 12/01/26 (c)	475	549,490
Washington Health Care Facilities Authority, CommonSpirit Health, Series A-2 (RB) 5.00%, 08/01/29 (c)	100	126,940
Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB) 4.00%, 08/15/27 (c)	205	226,274
Washington State Convention Center Public Facilities District (RB) 4.00%, 07/01/28 (c)	125	145,028
		4,788,953
West Virginia: 0.5%
State of West Virginia, Series B (GO)
4.00%, 06/01/28 (c)	150	176,906
5.00%, 06/01/28 (c)	100	126,413
West Virginia Hospital Finance Authority, West Virginia University Health System Obligated Group, Series A (RB) (NATL) 4.00%, 06/01/28 (c)	700	801,591
		1,104,910
Wisconsin: 1.2%
Public Finance Authority Health Care Facilities, Series A (RB) 3.00%, 01/01/30 (c)	250	266,526
Public Finance Authority Retirement Communities, Series A (RB) 5.00%, 11/15/27 (c)	750	923,726
Village of Mount Pleasant, Series A (TA) 5.00%, 04/01/28 (c)	250	298,969
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group, Series A (RB)
4.00%, 05/15/26 (c)	200	227,866
4.50%, 05/15/26 (c)	410	479,276
Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Series A (RB) 4.00%, 04/01/27 (c)	205	232,540
Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc., Series A (RB) 3.50%, 02/15/26 (c)	225	239,871
Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc., Series C (RB)
4.00%, 02/15/27 (c)	115	129,774
4.00%, 02/15/27 (c)	105	119,389
		2,917,937
Wyoming: 0.1%
Wyoming Municipal Power Agency, Inc., Series A (RB) (BAM) 5.00%, 01/01/27 (c)	160	198,100
Total Municipal Bonds: 98.8% (Cost: $227,024,899)		240,628,332
Other assets less liabilities: 1.2%		2,803,345
NET ASSETS: 100.0%		$243,431,677

Definitions:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
BAM	Build America Assurance Co.
CP	Certificate of Participation
FHA	Federal Housing Association
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond
(p)	Putable Security — the redemption date shown is when the security may be redeemed by the investor

Summary of Investments by Sector	% of Investments	Value
Education	9.1%	$21,921,895
Health Care	17.0	40,834,803
Housing	5.9	14,282,430
Industrial Revenue	0.6	1,510,500
Leasing	4.8	11,428,289
Local	14.6	35,103,221
Power	4.2	10,194,893
Special Tax	12.0	28,784,513
State	6.5	15,690,335
Tobacco	0.8	1,858,790
Transportation	14.2	34,278,547
Water & Sewer	10.3	24,740,116
	100.0%	$240,628,332

VANECK MUNI ALLOCATION ETF

SCHEDULE OF INVESTMENTS

July 31, 2021 (unaudited)

	Number of Shares	Value
CLOSED-END FUNDS: 9.0% (a)
BlackRock MuniHoldings Fund, Inc.	2,397	$41,468
BlackRock MuniHoldings Investment Quality Fund	2,723	40,845
BlackRock MuniVest Fund, Inc.	4,176	40,591
BlackRock MuniYield Quality Fund III, Inc.	2,737	41,383
BNY Mellon Strategic Municipal Bond Fund, Inc.	4,987	42,140
DWS Municipal Income Trust	3,293	40,899
Eaton Vance Municipal Bond Fund	2,970	41,164
MFS Municipal Income Trust	5,599	40,817
Western Asset Managed Municipals Fund, Inc.	2,969	40,141
Total Closed-End Funds (Cost: $363,470)		369,448

EXCHANGE TRADED FUNDS: 90.9% (a)
VanEck High Yield Muni ETF ‡	19,395	1,238,759
VanEck Intermediate Muni ETF ‡	22,778	1,187,417
VanEck Long Muni ETF ‡	47,640	1,049,023
VanEck Short High Yield Muni ETF ‡	8,074	206,693
Total Exchange Traded Funds (Cost: $3,428,414)		3,681,892
Total Investments: 99.9% (Cost: $3,791,884)		4,051,340
Other assets less liabilities: 0.1%		4,680
NET ASSETS: 100.0%		$4,056,020

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.

Summary of Investments by Sector	% of Investments	Value
Exchange Traded Funds	90.9%	$3,681,892
Financials	9.1	369,448
	100.0%	$4,051,340

Transactions in securities of affiliates for the period ended July 31, 2021:

	Value 4/30/2021	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 7/31/2021
VanEck High Yield Muni ETF	$1,519,551	$76,817	$(381,295)	$31,938	$11,136	$(8,252)	$1,238,759
VanEck Intermediate Muni ETF	1,470,825	74,076	(367,748)	21,660	5,430	(11,396)	1,187,417
VanEck Long Muni ETF	1,740,869	85,766	(802,241)	39,805	7,904	(15,176)	1,049,023
VanEck Short High Yield Muni ETF	253,940	12,817	(63,529)	4,586	1,383	(1,121)	206,693
	$4,985,185	$249,476	$(1,614,813)	$97,989	$25,853	$(35,945)	$3,681,892

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

July 31, 2021 (unaudited)

	Par (000’s)	Value
MUNICIPAL BONDS: 98.0%
Alabama: 1.6%
Alabama Federal Aid Highway Finance Authority, Series A (RB) 5.00%, 09/01/22 (c)	$500	$526,608
Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB) 6.45%, 08/30/21 (c)	150	150,222
6.45%, 08/30/21 (c)	150	150,222
Alabama Special Care Facilities Financing Authority- Birmingham AL (RB) 5.50%, 06/01/26 (c)	500	541,038
Hoover Alabama Industrial Development Board Environmental Improvement (RB) 6.38%, 11/01/30 (p)	500	646,025
Lower Alabama Gas District, Project No. 2 (RB) (SAW) 4.00%, 12/01/25 (c) (p)	1,000	1,142,082
Southeast Alabama Gas Supply District, Series A (RB) 4.00%, 04/01/24 (c) (p)	1,000	1,090,970
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Series A (RB) 4.50%, 05/01/29 (c)	1,649	1,809,148
		6,056,315
American Samoa: 0.2%
American Samoa Economic Development Authority, Series A (RB)
6.00%, 09/01/23	400	422,578
6.50%, 09/01/28	250	311,902
		734,480
Arizona: 1.4%
Arizona Industrial Development Authority, Basis School Projects, Series A (RB)
4.75%, 07/01/23 (c)	210	227,853
5.00%, 07/01/26	200	222,976
Arizona Industrial Development Authority, Economic Development, Legacy Cares, Inc., Project, Series C (RB) (AGM) 6.75%, 07/01/27 (c)	1,000	1,182,953
Arizona Industrial Development Authority, Legacy Cares, Inc. Project, Series A (RB) (AGM) 6.75%, 07/01/27 (c)	500	599,785
Arizona Industrial Development Authority, Leman Academy of Excellence - East Tucson and Central Tucson Projects, Series A (RB) 4.00%, 07/01/24 (c)	500	529,345
Arizona Industrial Development Authority, Pinecrest Academy of Nevada- Cadence Campus Project, Series A (RB) 4.00%, 07/15/28 (c)	520	578,530
Industrial Development Authority of the City of Phoenix, Basis Schools, Inc. Project, Series A (RB) 4.00%, 07/01/25	425	455,132
Maricopa County Industrial Development Authority, Legacy Traditional Schools Projects, Series B (RB) 4.00%, 07/01/29	240	272,861
Pima County Industrial Development Authority, American Leadership Academy Project (RB) 4.12%, 06/15/22 (c)	250	253,758
Salt Verde Financial Corp. (RB)
5.25%, 12/01/23	200	221,574
5.25%, 12/01/24	65	74,754
5.25%, 12/01/28	10	12,840
5.50%, 12/01/29	370	491,558
		5,123,919
California: 7.3%
Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series A (RB) 5.00%, 05/01/23	250	270,846
Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series H (RB)
5.00%, 05/01/26	500	604,577
5.00%, 05/01/27	500	620,878
5.00%, 05/01/29	500	650,520
Antelope Valley Healthcare District, Series A (RB) 5.00%, 03/01/26	700	786,746
Bay Area Toll Authority, Series S-4 (RB)
5.00%, 04/01/23 (c)	375	405,949
5.25%, 04/01/48	265	287,970
California Municipal Finance Authority, Community Medical Centers, Series A (RB)
5.00%, 02/01/27	50	62,052
5.00%, 02/01/27 (c)	50	61,737
California Municipal Finance Authority, LINXS APM Project, Series A (RB)
5.00%, 06/30/27	610	757,671
5.00%, 06/30/28	220	279,552
California Municipal Finance Authority, United Airlines, Inc., Los Angeles International Airport Project (RB) 4.00%, 07/15/29	2,210	2,599,377
California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB) 7.00%, 07/01/22 (d) *	1,000	650,000
California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB) (SAW) 7.50%, 07/01/32	1,360	1,277,272
California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project, Series A-1 (RB) 3.38%, 07/01/25	400	446,464
California Pollution Control Financing Solid Waste Disposal, Series A-2 (RB) 3.62%, 07/01/25 (c)	2,000	2,251,712
California Public Finance Authority Seinor Living, Enso Village Project, Series B-1 (RB) 3.12%, 11/15/23 (c)	1,500	1,531,713
California School Finance Authority Charter School Facility, Grimmway Schools, Series A (RB) 4.25%, 07/01/26 (c)	1,000	1,117,656
California Statewide Communities Development Authority, Baptist University, Series A (RB) 3.00%, 11/01/22	50	50,934
California Statewide Communities Development Authority, Daughters of Charity Health System, Series A (RB) 5.75%, 08/30/21 (c)	60	56,536
California Statewide Communities Development Authority, Daughters of Charity Health System, Series G (RB) 5.50%, 08/30/21 (c)	170	161,756
California Statewide Communities Development Authority, Irvine East Campus Apartments (RB) 5.00%, 05/15/26 (c)	300	358,700
California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Series A (RB) 5.00%, 07/01/24	200	208,660
California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB) 5.00%, 06/01/26 (c)	350	413,762
California Statewide Communities Development Authority, NCCD-Hooper Street LLC-California College of the Arts Project (RB) 5.00%, 07/01/29	250	274,153
California Statewide Communities Development Authority, Southern California Edison Company, Series C (RB) 2.62%, 12/01/23 (p)	500	527,950
City of Modesto, Community Center Refinancing Project, Series A (CP) (AMBAC) 5.00%, 11/01/23	20	20,241
City of Oroville Hospital (RB) 5.00%, 04/01/29 (c)	500	597,185
Compton Public Finance Authority (RB) 4.50%, 09/01/24 (c)	1,000	1,078,603
County of Sacramento, Airport System, Series C (RB) 5.00%, 07/01/27	250	311,858
County of Sacramento, Airport System, Series E (RB) 5.00%, 07/01/28	115	147,738
County of Santa Barbara Solid Waste System, Series B (CP) (AMBAC) 5.00%, 12/01/28 (c)	520	658,579
El Centro Financing Authority, El Centro Regional Medical Center Project (RB) 4.50%, 07/01/26 (c)	580	613,644
Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-1 (RB) 6.00%, 01/15/24 (c)	450	514,951
Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-3 (RB) 5.50%, 01/15/23 (c) (p)	145	151,868
Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A (RB) 5.00%, 06/01/23	110	119,560
Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1 (RB)
5.00%, 06/01/25	110	129,057
5.00%, 06/01/26	250	302,940
Irvine Unified School District Community Facilities District No. 09-1, Series D (ST) 5.00%, 09/01/26	110	135,808
Lake Elsinore Public Financing Authority, Local Agency (ST) 5.00%, 09/01/24	230	262,055
Long Beach Bond Finance Authority, Natural Gas Purchase, Series A (RB) 5.50%, 11/15/30	265	359,308
Los Angeles Unified School District, Series B (CP) 5.00%, 10/01/22 (c)	165	174,081
MSR Energy Authority, Series A (RB) 6.12%, 11/01/29	290	370,103
Northern California Energy Authority, Series A (RB) 4.00%, 07/01/24 (p)	1,250	1,379,227
Oakland Unified School District (GO) 5.00%, 08/01/26	380	463,469
Palomar Health (RB)
5.00%, 11/01/25	250	295,266
5.00%, 11/01/26 (c)	90	109,192
Port of Oakland (RB) 5.00%, 11/01/23	250	276,910
Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/24	110	126,316
Riverside County Public Financing Authority, Capital Facilities Project (RB) 5.00%, 11/01/23	110	121,945
San Francisco Community College District (GO)
5.00%, 06/15/22	85	88,650
5.00%, 06/15/25	1,000	1,178,577
5.00%, 06/15/25 (c)	205	241,435
San Francisco Redevelopment Agency, Community Facilities District No. 6, Series A (ST) 5.00%, 08/01/22 (c)	120	125,840
Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST) 4.00%, 09/01/21 (d) *	370	240,500
Westlands Water District, Series A (RB) (AGM) 5.00%, 09/01/22 (c)	100	105,232
		27,415,281
Colorado: 2.0%
Arista Metropolitan District in the City and County of Broomfield, Series A (GO) 4.38%, 12/01/23 (c)	500	541,909
City and County of Denver, Airport System, Series A (RB) 5.00%, 12/01/28 (c)	295	377,674
City and County of Denver, Colorado Department of Aviation Airport System, Series D (RB) 5.00%, 11/15/22 (p)	400	424,479
Colorado Public Authority, Natural Gas Purchase (RB) 6.12%, 11/15/23	100	107,831
Denver Convention Center Hotel Authority (RB)
5.00%, 12/01/22	120	127,182
5.00%, 12/01/26 (c)	600	725,417
Dominion Water and Sanitation District (RB) 5.25%, 12/01/21 (c)	1,345	1,391,837
Fountain Urban Renewal Authority, South Academy Highlands Project, Series A (TA) 4.50%, 11/01/25 (c)	630	654,871
Painted Prairie Public Improvement Authority (RB) 4.00%, 12/01/24 (c)	500	545,043
Public Authority for Colorado Energy, Natural Gas Purchase (RB) 6.25%, 11/15/28	140	179,175
Rocky Mountain Rail Park Metropolitan District, Series A (GO) 5.00%, 03/01/26 (c)	500	561,306
Southlands Metropolitan District No. 1, Series A-1 (GO) 3.50%, 12/01/27	200	217,708
STC Metropolitan District No. 2, Series A (GO) 4.00%, 12/01/24 (c)	500	545,560
Transport Metropolitan District No. 3 (GO) 4.12%, 03/01/26 (c)	1,000	1,117,084
		7,517,076
Connecticut: 1.0%
City of Hartford, Series A (GO) 5.00%, 04/01/23 (c)	405	437,626
Connecticut State Health and Educational Facilities Authority, Masonicare Issue, Series F (RB) 4.00%, 07/01/26 (c)	120	134,514
Mohegan Tribe of Indians of Connecticut, Gaming Authority, Series C (RB) 5.50%, 02/01/23	250	262,858
State of Connecticut Special Tax Revenue (RB)
5.00%, 01/01/23 (c)	305	325,692
5.00%, 08/01/24	900	1,030,431
State of Connecticut, Series B (GO) 5.00%, 04/15/28	250	321,960
State of Connecticut, Series D (GO) 5.00%, 11/01/21 (c)	100	101,202
State of Connecticut, Special Tax Obligation, Series B (RB) 5.00%, 09/01/26 (c)	250	305,970
Town of Hamden (RB) 5.00%, 01/01/26 (c)	500	560,389
University of Connecticut, Series A (RB) 5.00%, 03/15/25	380	443,432
		3,924,074
Delaware: 0.1%
Delaware Economic Development Authority, NRG Energy Project, Series A (RB) 1.25%, 10/01/25 (c) (p)	500	509,869
District of Columbia: 0.5%
District of Columbia, Ingleside at Rock Creek Project, Series A (RB) 4.12%, 07/01/24 (c)	1,250	1,342,759
District of Columbia, Latin American Montessori Bilingual Public Charter School Issue (RB) 4.00%, 06/01/30	500	573,160
		1,915,919
Florida: 5.1%
Broward County, Florida Airport System Revenue Bonds, Series A (RB) 5.00%, 10/01/25 (c)	290	341,872
Capital Projects Finance Authority, Capital Projects Loan Program - Florida Universities, Series A-1 (RB) (NATL) 5.00%, 10/01/30	500	644,317
Capital Trust Agency, Education Growth Fund, Series A-1 (RB) 3.38%, 07/01/31	500	541,330
Capital Trust Agency, Senior Living Facilities, Elim Senior Housing, Inc. Project (RB) 5.00%, 08/01/24 (c)	500	494,146
City of Orlando, Florida Senior Tourist Development, Series A (RB) (AGM) 5.00%, 11/01/27	500	636,551
County of Miami-Dade (RB) 0.00%, 10/01/26 (c) ^	265	209,493
Escambia County Health Facilities Authority, Baptist Health Care Corp. Obligated Group, Series A (RB) (SAW) 5.00%, 02/15/30 (c)	500	651,177
Florida Development Finance Corp., Educational Facilities, Renaissance Charter Schools, Inc., Project, Series C (RB) 4.00%, 09/15/27 (c)	470	518,160
Florida Development Finance Corp., Solid Waste Disposal, Waste USA, Inc. Project (RB) 5.00%, 05/01/22 (c)	500	539,007
Florida Development Finance Corp., Southwest Charter Foundation Inc. Project, Series A (RB) 5.12%, 06/15/27	250	263,837
Florida Development Finance Corp., Virgin Trains USA Passenger Rail Project, Series A (RB)
6.25%, 01/01/24 (c) (p)	2,015	2,073,279
6.38%, 01/01/26 (c) (p)	2,730	2,834,108
6.50%, 01/01/29 (c) (p)	4,750	4,917,979
Florida Development Finance Corporation Senior Living (RB) (SAW) 5.00%, 06/01/28 (c)	625	747,085
JEA Electeric System, Series B (RB) 5.00%, 10/01/27 (c)	110	138,903
Miami-Dade County Industrial Development Authority, NCCD-Biscayne Properties LLC Project, Series A (RB) 5.00%, 06/01/25 (c)	315	335,612
Mid-Bay Bridge Authority, First Senior Lien, Series A (RB)
5.00%, 10/01/23	250	274,291
5.00%, 10/01/24	250	284,775
Northern Palm Beach County Improvement District, Unit of Development No. 2C (SA) 4.50%, 08/01/24	125	130,773
Palm Beach County, Palm Beach Atlantic University Housing Project, Series A (RB) 5.00%, 04/01/29	500	580,119
School Board of Miami-Dade County, Series D (CP) 5.00%, 02/01/26 (c)	120	142,188
School District of St. Lucie County, Sales Tax (RB) (AGM) 5.00%, 10/01/25	250	295,282
Seminole County Industrial Development Authority, Retirement Facility, Legacy Pointe at UCF Project, Series A (RB) 5.00%, 11/15/26 (c)	415	465,675
Village Community Development District No. 12 (SA) (SAW) 3.80%, 05/01/28	480	531,637
Village Community Development District No. 13 (SA)
2.62%, 05/01/24	375	385,159
3.00%, 05/01/29	250	269,451
		19,246,206
Georgia: 1.5%
Atlanta Development Authorities Senior Health Care Facilities, Proton Treatment Center Project, Series A-1 (RB) 6.00%, 01/01/23	250	190,547
Burke County Development Authority (RB)
2.25%, 05/25/23 (p)	250	258,846
2.92%, 03/12/24 (p)	250	266,370
Burke County Development Authority, Series E (RB) 3.25%, 02/03/25 (p)	1,000	1,088,399
Floyd County Development Authority, The Spires at Berry College Project, Series A (RB) (SBG) 5.50%, 12/01/24 (c)	250	252,549
George L Smith II Congress Center Authority (RB) 2.38%, 01/01/31	1,500	1,611,219
Georgia Local Government (CP) (NATL) 4.75%, 06/01/28	380	429,692
Georgia State Road and Tollway Authority (RB)
5.00%, 06/01/25	300	353,844
5.00%, 06/01/28	250	322,829
Main Street Natural Gas, Inc., Series A-1 (RB)
5.50%, 09/15/23	130	144,158
5.50%, 09/15/25	135	161,476
Marietta Development Authority, University Facilities, Life University, Inc. Project, Series A (RB) 5.00%, 11/01/27	250	282,167
White County Development Authority, Truett McConnell University Project, Series A (RB) 5.00%, 10/01/26 (c)	250	268,667
		5,630,763
Guam: 0.8%
Guam Government, Business Privilege Tax, Series A (RB)
5.00%, 01/01/22 (c)	110	112,150
5.00%, 01/01/22 (c)	300	305,864
Guam Government, Business Privilege Tax, Series D (RB) 5.00%, 11/15/25 (c)	360	422,369
Guam Government, Department of Education, John F. Kennedy High School Refunding and Energy Efficiency Project, Series A (CP) 3.62%, 02/01/25	250	264,527
Guam Government, Hotel Occupancy Tax, Series A (RB) 5.00%, 11/01/28	250	314,121
Guam Government, Series A (RB) 5.00%, 12/01/24	1,000	1,148,980
Guam Government, Waterworks Authority, Water and Wastewater System (RB) 5.50%, 07/01/23 (c)	500	549,609
		3,117,620
Hawaii: 0.1%
State of Hawaii, Department of Transportation (RB) 5.62%, 08/30/21 (c)	295	296,129
Illinois: 15.2%
Board of Education of the City of Chicago, Unlimited Tax, Series A (GO) 5.00%, 12/01/29	1,000	1,302,041
Chicago Board of Education, Series A (GO)
5.00%, 12/01/29 (c)	1,000	1,294,133
5.00%, 12/01/30 (c)	1,250	1,638,486
7.00%, 12/01/25 (c)	200	254,549
Chicago Board of Education, Series A (GO) (AGM)
4.00%, 12/01/22	500	523,700
5.00%, 12/01/28 (c)	250	317,382
5.00%, 12/01/28 (c)	200	255,077
Chicago Board of Education, Series A (GO) (AMBAC) 5.50%, 12/01/26	230	282,447
Chicago Board of Education, Series A (GO) (NATL)
0.00%, 12/01/22 ^	250	248,242
0.01%, 12/01/24	310	301,756
0.01%, 12/01/26	310	291,576
0.01%, 12/01/28	795	713,550
Chicago Board of Education, Series B (GO)
5.00%, 12/01/30	2,000	2,647,120
5.00%, 12/01/30 (c)	1,500	1,974,870
Chicago Board of Education, Series B (GO) (NATL) 0.01%, 12/01/23	350	344,771
Chicago Board of Education, Series C (GO) 5.00%, 12/01/27	500	623,329
Chicago Midway International Airport, Series B (RB) 5.00%, 01/01/24 (c)	260	289,042
Chicago O’Hare International Airport, Series B (RB)
4.00%, 01/01/22 (c)	300	304,816
5.00%, 01/01/25 (c)	190	219,371
5.00%, 01/01/25 (c)	105	121,696
Chicago School Reform Board of Trustees, Series A (GO) (NATL) 0.01%, 12/01/29	575	501,844
Chicago School Reform Board of Trustees, Series B-1 (GO) (NATL)
0.00%, 12/01/28 ^	1,515	1,359,784
0.00%, 12/01/29 ^	585	510,572
0.01%, 12/01/24	515	501,305
0.01%, 12/01/25	560	536,452
0.01%, 12/01/26	490	460,879
0.01%, 12/01/30	190	161,035
Chicago Transit Authority (RB) 5.25%, 12/01/21 (c)	200	203,422
Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula (RB)
5.00%, 06/01/24	115	130,539
5.00%, 06/01/25	1,000	1,178,643
5.00%, 06/01/26	535	649,438
Chicago Transit Authority, Federal Transit Administration Section 5337 State of Good Formula (RB) 5.00%, 06/01/25	1,000	1,178,643
City of Chicago, Motor Fuel Tax (RB) (AGM) 5.00%, 01/01/24 (c)	100	107,689
City of Chicago, Neighborhoods Alive 21 Program, Series B (GO)
5.00%, 01/01/25	280	321,220
5.25%, 01/01/25 (c)	350	400,443
City of Chicago, Series A (GO)
5.00%, 01/01/24 (c)	715	788,736
5.00%, 01/01/30	500	651,421
5.25%, 01/01/24 (c)	270	298,730
5.25%, 01/01/24 (c)	180	198,657
City of Chicago, Series C (GO)
5.00%, 01/01/22 (c)	300	305,333
5.00%, 01/01/23	455	483,982
5.00%, 01/01/24	400	442,797
5.00%, 01/01/25	1,090	1,250,465
City of Chicago, Water Revenue, Second Lien (RB)
5.00%, 11/01/22 (c)	100	105,470
5.00%, 11/01/24 (c)	100	113,265
5.00%, 11/01/24 (c)	270	306,412
5.00%, 11/01/24 (c)	150	170,803
City of Chicago, Water Revenue, Second Lien, Series A-1 (RB) 5.00%, 11/01/26 (c)	100	122,183
Cook County Community College District No. 508 (GO) 5.25%, 12/01/23 (c)	240	264,209
Cook County, Series A (GO)
5.00%, 11/15/26 (c)	500	607,385
5.25%, 11/15/21 (c)	500	507,333
Illinois Finance Authority, Admiral Lake Project (RB) 5.00%, 05/15/24 (c)	500	532,904
Illinois Finance Authority, Friendship Village of Schaumburg (RB) 5.00%, 02/15/27	1,190	882,938
Illinois Finance Authority, Lutheran Life Communities Obligated Group, Series A (RB) 5.00%, 11/01/26 (c)	250	297,104
Illinois Finance Authority, Roosevelt University (RB) 5.40%, 08/30/21 (c)	100	100,267
Illinois Finance Authority, Three Crowns Park (RB) 4.00%, 02/15/24 (c)	250	270,510
Illinois Sports Facilities Authority (RB)
5.00%, 06/15/28	395	488,985
5.00%, 06/15/29	545	685,141
Illinois Sports Facilities Authority (RB) (AMBAC) 0.00%, 06/15/26 ^	260	247,399
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB) (NATL)
0.00%, 12/15/24 ^	130	125,851
0.01%, 12/15/22	215	212,977
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB) 5.00%, 12/15/27 (c)	500	622,816
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB) (NATL) 0.00%, 06/15/28 ^	115	103,654
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB) (ST)
5.00%, 12/15/22	35	37,195
5.00%, 06/15/22 (c)	1,235	1,285,750
5.00%, 06/15/22 (c)	110	114,520
Northern Illinois Municipal Power Agency, Series A (RB) 5.00%, 12/01/26 (c)	330	405,761
State of Illinois (GO)
3.50%, 06/01/26 (c)	1,645	1,803,310
4.00%, 03/01/22 (c)	290	295,951
4.00%, 08/01/22 (c)	185	191,618
4.12%, 11/01/26 (c)	100	113,943
4.12%, 03/01/22 (c)	300	306,314
5.00%, 01/01/22 (c)	445	453,899
5.00%, 01/01/26	200	238,231
5.00%, 11/01/24	705	807,951
5.00%, 12/01/25	1,315	1,562,426
5.00%, 02/01/24 (c)	150	166,950
5.00%, 02/01/24	500	557,428
5.00%, 02/01/24	120	133,783
5.00%, 02/01/26	515	614,905
5.00%, 02/01/27 (c)	600	725,653
5.00%, 02/01/27	500	611,740
5.00%, 05/01/22	655	678,510
5.00%, 05/01/24 (c)	100	111,958
5.00%, 06/01/26	100	120,385
5.00%, 06/01/26 (c)	455	545,318
5.00%, 08/01/22 (c)	920	964,132
5.00%, 08/01/22	750	785,723
5.00%, 08/01/23	700	765,078
5.25%, 07/01/23 (c)	275	298,638
5.50%, 07/01/23 (c)	60	65,672
5.50%, 07/01/23 (c)	270	296,816
5.50%, 07/01/23 (c)	500	548,456
State of Illinois (GO) (AGM) 5.00%, 08/01/22	195	204,469
State of Illinois (RB)
3.75%, 08/30/21 (c)	100	100,262
4.00%, 06/15/26 (c)	430	493,551
5.00%, 06/15/22	180	187,044
5.00%, 06/15/23	525	568,802
5.00%, 06/15/23 (c)	285	308,797
5.00%, 06/15/23 (c)	190	205,865
State of Illinois, Series A (GO)
4.00%, 01/01/22 (c)	100	101,506
4.00%, 01/01/22 (c)	50	50,787
4.00%, 01/01/22 (c)	170	172,689
4.00%, 01/01/22 (c)	100	101,460
5.00%, 03/01/29	500	638,884
5.00%, 03/01/30	500	650,657
State of Illinois, Series A (RB) 5.00%, 06/15/26	235	282,388
State of Illinois, Series B (GO)
4.00%, 10/01/30 (c)	500	604,711
5.00%, 09/01/27	600	742,862
State of Illinois, Series C (GO) 5.00%, 11/01/27 (c)	315	387,440
State of Illinois, Series D (GO)
3.25%, 11/01/26	165	185,870
5.00%, 11/01/25	500	592,520
5.00%, 11/01/26	1,145	1,392,578
5.00%, 11/01/27	130	161,613
5.00%, 11/01/27 (c)	110	136,149
		57,216,507
Indiana: 1.0%
City of Anderson, Anderson University (RB) 4.75%, 10/01/22 (c)	290	296,934
Indiana Finance Authority Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series B (RB)
3.00%, 11/01/30	1,000	1,105,701
3.00%, 11/01/30	1,000	1,105,701
Indiana Finance Authority Pollution Control, Ohio Valley Electric Corp. Project, Series A (RB) 4.12%, 12/01/26	1,000	1,094,672
		3,603,008
Iowa: 0.9%
City of Coralville, Marriott Hotel and Convention Center, Series E (CP) 4.00%, 06/01/24 (c)	945	985,367
Iowa Finance Authority, Iowa Fertilizer Co. Project (RB)
3.12%, 08/20/21 (c)	245	250,244
5.25%, 12/01/23 (c)	500	547,551
Iowa Finance Authority, Northcrest, Inc. Project, Series B (RB) 5.00%, 03/01/24 (c)	400	443,986
Iowa Higher Education Loan Authority, Wartburg College Project (RB) 4.00%, 10/01/25	1,130	1,174,332
		3,401,480
Kansas: 0.2%
City of Goddard, Olympic Park Star Bond Project (RB) 3.60%, 12/01/22 (c)	375	380,148
Kansas Development Finance Authority, Village Shalom Project, Series B (RB) (AGC) 4.00%, 11/15/25	240	248,300
		628,448
Kentucky: 0.6%
Commonwealth of Kentucky State Property and Building Commission, Project No. 108, Series B (RB) 5.00%, 08/01/26	140	170,520
Commonwealth of Kentucky State Property and Building Commission, Project No. 112, Series B (RB) 5.00%, 11/01/26 (c)	325	397,941
Kentucky Asset Liability Commission Project, Federal Highway Trust, First Series A (RB)
5.00%, 09/01/23	600	659,435
5.25%, 09/01/23	250	276,059
5.25%, 09/01/23 (c)	250	275,784
Kentucky Economic Development Finance Authority, Masonic Home Independent Living II, Inc., Series A (RB) 5.00%, 05/15/26	100	108,151
Kentucky Municipal Power Agency, Prairie State Project, Series A (RB) (NATL) 5.00%, 09/01/25 (c)	175	206,079
Kentucky State Property and Building Commission No. 108, Series A (RB) 5.00%, 08/01/25 (c)	140	164,259
		2,258,228
Louisiana: 1.6%
Calcasieu Parish Memorial Hospital Service District (RB) 5.00%, 12/01/27	1,025	1,248,020
Calcasieu Parish Memorial Hospital Service District (RB) (SBG) 5.00%, 12/01/29	150	189,336
City of Alexandria, Series A (RB) 5.00%, 05/01/23 (c)	1,000	1,085,749
City of New Orleans, Sewerage Service (RB) 5.00%, 06/01/22	20	20,771
City of New Orleans, Water System (RB) 5.00%, 12/01/25 (c)	305	365,280
City of Shreveport, Water and Sewer Revenue, Series C (RB) (BAM) 5.00%, 12/01/26	525	645,839
Louisiana Local Government Environment Facilities and Community Development Authority, St. James Place of Baton Rouge Project, Series A (RB) 5.50%, 11/15/25	600	650,012
Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project (RB) 7.00%, 07/01/24 (d) *	330	3
Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project, Series A (RB) 7.50%, 07/01/23 (d) *	521	5
Louisiana State Citizens Property Insurance Corp. (RB) (AGM) 5.00%, 06/01/22	275	286,136
Parish of St Charles, Gulf Opportunity Zone, Valero Project (RB) 4.00%, 06/01/22 (p)	910	937,548
Parish of St. James, Nustar Logistics, L.P. Project (RB) 6.10%, 06/01/30 (p)	500	666,556
		6,095,255
Maryland: 1.4%
City of Baltimore, East Baltimore Research Park Project, Series A (RB) 4.00%, 09/01/27	200	221,904
City of Baltimore, Harbor Point Project (RB) 4.25%, 06/01/26	150	167,949
County of Howard, Series A (TA) 4.00%, 02/15/26 (c)	200	216,837
Frederick County, Maryland educational Facilities, Mount Saint Mary’s University, Series A (RB) 5.00%, 09/01/27	350	393,547
Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 08/30/21 (c)	695	702,368
Maryland Economic Development Corp., Metro Centre at Owings Mills Project (TA) 3.75%, 01/01/27 (c)	245	276,401
Maryland Economic Development Corp., Port Covington Project (TA) 3.25%, 09/01/30	1,000	1,138,381
Maryland Economic Development Corp., Purple Line Light Rail Project (RB) 5.00%, 11/30/21 (c)	1,500	1,523,476
Maryland Economic Development Corp., Transportation Facilities, Series A (RB) 5.00%, 06/01/28	425	537,770
		5,178,633
Massachusetts: 0.6%
Collegiate Charter School of Lowell (RB) 5.00%, 06/15/26 (c)	490	561,017
Massachusetts Development Finance Agency, CareGroup Issue, Series I (RB) 5.00%, 07/01/26 (c)	310	375,187
Massachusetts Development Finance Agency, Emmanuel College, Series A (RB) 5.00%, 07/01/22 (c)	130	135,800
Massachusetts Development Finance Agency, Newbridge on the Charles, Inc. (RB) 4.00%, 10/01/22 (c)	250	272,669
Massachusetts Development Finance Agency, Suffolk University (RB) 5.00%, 07/01/27 (c)	335	415,782
Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series I (RB) 5.00%, 07/01/26 (c)	100	120,490
Massachusetts Educational Financing Authority (RB) 5.00%, 01/01/25 (c)	275	314,487
		2,195,432
Michigan: 1.0%
City of Detroit (GO) (SBG) 5.00%, 04/01/31 (c)	500	635,794
Grand Rapids Economic Development Corp., Beacon Hill at Eastgate, Series A (RB) 4.00%, 11/01/24 (c)	250	271,991
Great Lakes Water Authority, Water Supply System, Senior Lien, Series C (RB) 5.00%, 07/01/26 (c)	500	611,798
Michigan Finance Authority Limited Obligation Higher Education Facilities (RB) 4.00%, 05/01/31	500	529,610
Michigan Finance Authority, Higher Education, Thomas M. Cooley Law School Project (RB) 6.25%, 07/01/24 (c)	1,000	1,066,592
Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB) 5.00%, 07/01/24 (c)	580	633,224
Michigan Strategic Fund, I-75 Improvement Project (RB) 5.00%, 12/31/28 (c)	155	196,616
		3,945,625
Minnesota: 0.9%
City of Anoka, Homestead at Anoka, Inc. Project (RB) 4.25%, 11/01/24 (c)	100	105,495
City of Blaine, Senior Housing and Health Facility, Series A (RB) 5.12%, 07/01/25	540	541,206
City of Brooklyn Park, Charter School, Athlos Leadership Academy Project, Series A (RB) 5.25%, 07/01/25 (c)	350	381,956
Duluth Economic Development Authority, Benedictine Health System, Series A (RB) 4.00%, 07/01/26 (c)	1,000	1,110,784
Minneapolis St. Paul Metropolitan Airports Commission, Series B (RB) 5.00%, 01/01/25	640	743,191
Rice County, Minnesota Education Facilities, Shattuck St. Mary’s School Project (RB) 5.00%, 08/01/22	250	261,612
Saint Paul Housing and Redevelopment Authority, Series A (RB) 5.00%, 09/01/26	120	134,236
		3,278,480
Missouri: 1.1%
City of St. Ann, Northwest Plaza Redevelopment, Series A (TA) 4.00%, 11/01/26	105	108,043
Industrial Development Authority of the City of St. Louis, Series A (RB) 3.88%, 11/15/26 (c)	220	224,959
Kansas City Land Clearance Redevelopment Authority, Convention Center Hotel Project, Series B (TA) (AMBAC) 4.38%, 02/01/28 (c)	2,000	2,189,596
Maryland Heights Industrial Development Authority, San Louis Community Ice Center Project, Series A (RB) (BAM) 4.38%, 03/15/28 (c)	430	417,374
Plaza at Noah’s Ark Community Improvement District, Tax Increment and Improvement (RB) 3.00%, 05/01/29 (c)	500	513,226
St. Louis County, Industrial Development Authority, Friendship Village St. Louis Obligated Group, Series A (RB) 5.00%, 09/01/25 (c)	500	584,829
		4,038,027
Montana: 0.1%
City of Forsyth, Rosebud County, Montana Pollution Control (RB) 2.00%, 08/01/23	220	225,378
Nebraska: 0.1%
Central Plains Energy Project, Gas Project Crossover, Series A (RB)
5.00%, 09/01/28	100	126,934
5.00%, 09/01/30	125	163,283
Nebraska Public Power District (RB) 5.00%, 01/01/22	100	101,983
		392,200
Nevada: 1.3%
City of Reno, Tax Increment Senior Lien, Series C (TA) 5.40%, 08/30/21 (c)	355	335,777
City of Sparks, Tourism Improvement District No. 1, Legends at Sparks Marina (RB)
2.50%, 06/15/24	345	351,752
2.75%, 06/15/28	1,000	1,047,500
Clark County School District, Series B (GO) (AGM)
5.00%, 06/15/29	250	328,750
5.00%, 06/15/29 (c)	250	327,056
Clark County School District, Series B (GO) (BAM)
5.00%, 06/15/30	250	335,197
5.00%, 06/15/30 (c)	500	664,609
Clark County School District, Series C (GO) 5.00%, 12/15/25 (c)	115	136,943
County of Clark, Airport System, Series A-2 (RB) 5.00%, 07/01/24 (c)	100	113,764
State of Nevada, Department of Business and Industry, Fulcrum Sierra Biofuels, LLC Project (RB) 5.88%, 12/15/27	471	534,333
State of Nevada, Department of Business and Industry, Somerset Academy, Series A (RB) 4.50%, 12/15/25 (c)	500	559,118
		4,734,799
New Hampshire: 0.1%
National Finance Authority, Covanta Project, Series A (RB) 4.00%, 07/01/23 (c)	250	264,454
New Hampshire Health and Education Facilities Authority, Hillside Village, Series A (RB) 5.25%, 07/01/24 (c) (d) *	290	214,600
		479,054
New Jersey: 11.1%
Garden State Preservation Trust, Open Space and Farmland Preservation Bonds, Series B (RB) (AGM) 0.00%, 11/01/22 ^	240	238,392
Gloucester County, Pollution Control Financing Authority, Series A (RB) 5.00%, 12/01/24	510	550,643
New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
4.25%, 06/15/22 (c)	345	353,005
5.00%, 06/15/22 (c)	150	155,468
5.00%, 06/15/22	165	171,083
New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
5.12%, 08/20/22 (c)	950	1,002,224
5.25%, 08/20/22 (c)	2,000	2,110,361
5.75%, 09/15/22 (c)	300	312,333
New Jersey Economic Development Authority, Lions Gate Project (RB) 4.38%, 01/01/24	55	56,368
New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB) 4.00%, 07/01/27 (c)	760	864,648
New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB) (ST) 4.00%, 11/01/27	380	451,815
New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB) (ST)
4.00%, 11/01/25	500	572,267
5.00%, 11/01/25	115	136,347
New Jersey Economic Development Authority, New Jersey Transit Transportation Project, Series A (RB) (AGM) 5.00%, 11/01/29 (c)	110	141,956
New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB) 5.50%, 12/15/26 (c)	115	143,474
New Jersey Economic Development Authority, School Facilities Construction, Series BBB (RB) 5.50%, 12/15/26 (c)	100	124,089
New Jersey Economic Development Authority, School Facilities Construction, Series II (RB) 5.00%, 03/01/22 (c)	225	231,201
New Jersey Economic Development Authority, School Facilities Construction, Series N-1 (RB) (NATL) 5.50%, 09/01/23	400	444,323
New Jersey Economic Development Authority, School Facilities Construction, Series NN (RB)
5.00%, 03/01/23 (c)	505	542,318
5.00%, 03/01/23 (c)	755	810,584
5.00%, 03/01/23 (c)	655	702,986
5.00%, 03/01/23 (c)	200	215,042
5.00%, 03/01/23 (c)	500	537,355
5.00%, 03/01/23 (c)	695	746,612
5.00%, 03/01/23 (c)	455	489,148
New Jersey Economic Development Authority, School Facilities Construction, Series PP (RB)
5.00%, 06/15/24 (c)	500	563,027
5.00%, 06/15/24 (c)	320	360,417
5.00%, 06/15/24 (c)	340	384,942
New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
4.25%, 06/15/25 (c)	440	501,549
4.38%, 06/15/25 (c)	130	148,110
5.00%, 06/15/25 (c)	345	403,303
New Jersey Economic Development Authority, State House Project, Series B (RB) 4.00%, 12/15/28 (c)	750	899,953
New Jersey Economic Development Authority, State Lease, Series B (RB) 5.00%, 06/15/24	430	486,873
New Jersey Economic Development Authority, West Campus Housing, LLC - New Jersey City University Student Housing Project, Series A (RB) 4.12%, 07/01/25 (c)	175	183,133
New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB)
5.00%, 06/15/24 (c)	145	164,167
5.00%, 06/15/24 (c)	175	198,040
New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program (RB) 5.00%, 10/01/24	315	360,760
New Jersey State Turnpike Authority, Series A (RB) (AGM) 5.25%, 01/01/26	500	607,538
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement, Subseries A-1 (RB) 5.00%, 06/15/23	410	446,320
New Jersey Transportation Trust Fund Authority, Series A (RB)
0.00%, 12/15/25 ^	120	114,888
0.00%, 12/15/26 ^	360	338,374
0.01%, 12/15/32	350	282,368
5.00%, 12/15/24	500	576,904
5.00%, 12/15/25	500	595,566
5.00%, 12/15/26	1,050	1,284,710
5.00%, 06/15/24	300	339,847
5.00%, 06/15/26 (c)	500	591,532
5.00%, 06/15/26 (c)	395	468,667
5.25%, 12/15/22	250	267,246
5.25%, 12/15/23	270	301,851
5.50%, 12/15/22	170	182,307
New Jersey Transportation Trust Fund Authority, Series A-1 (RB)
5.00%, 06/15/26 (c)	845	1,018,430
5.00%, 06/15/26 (c)	110	131,129
New Jersey Transportation Trust Fund Authority, Series AA (RB)
5.00%, 12/15/28 (c)	500	632,609
5.00%, 06/15/22	200	208,336
5.00%, 06/15/23 (c)	490	532,990
5.00%, 06/15/25 (c)	275	321,473
5.25%, 06/15/25 (c)	365	430,389
5.25%, 06/15/25 (c)	435	513,112
5.25%, 06/15/25 (c)	100	117,957
New Jersey Transportation Trust Fund Authority, Series AA (RB) (ST)
4.00%, 06/15/22 (c)	535	552,594
5.00%, 06/15/22 (c)	205	213,516
5.00%, 06/15/22 (c)	605	630,132
New Jersey Transportation Trust Fund Authority, Series BB-1 (RB) 5.00%, 12/15/28 (c)	1,500	1,897,828
New Jersey Transportation Trust Fund Authority, Series C (RB) (AGM) 0.01%, 12/15/29	290	259,017
New Jersey Transportation Trust Fund Authority, Series C (RB) (NATL) 0.01%, 12/15/30	805	691,860
New Jersey Transportation Trust Fund Authority, Series D (RB)
5.00%, 12/15/23	480	533,790
5.00%, 12/15/24 (c)	830	952,782
5.25%, 12/15/23	130	145,335
New Jersey Transportation Trust Fund Authority, Transportation Program, Series AA (RB) 5.25%, 06/15/25 (c)	1,065	1,254,881
New Jersey Transportation Trust Fund Authority, Transportation System, Series A (RB) 5.00%, 06/15/31	1,100	1,469,405
New Jersey Transportation Trust Fund Authroity, Transportation Program, Series A (RB) 5.00%, 12/15/28 (c)	205	259,433
Newark Housing Port Authority, Marine Terminal Redevelopment Project (RB) (NATL) 5.00%, 01/01/32	120	145,502
Pollution Control Financing Authority, Chambers Project, Series A (RB) 5.00%, 12/01/23	55	58,385
State of New Jersey, COVID-19 Emergency, Series A (GO) 5.00%, 06/01/28	490	630,854
State of New Jersey, Various Purposes (GO)
2.00%, 12/01/29 (c)	2,000	2,096,649
3.00%, 06/01/26	80	89,167
4.00%, 06/01/23 (c)	110	117,405
5.00%, 06/01/27	100	125,370
Tobacco Settlement Financing Corp., Series A (RB)
5.00%, 06/01/23	500	543,508
5.00%, 06/01/28 (c)	640	810,363
5.00%, 06/01/28 (c)	150	191,205
5.00%, 06/01/28	655	840,276
		41,572,116
New York: 10.0%
Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB)
5.00%, 01/15/27 (c)	100	123,074
5.00%, 01/15/27 (c)	100	122,235
5.00%, 01/15/27 (c)	1,800	2,174,587
5.00%, 07/15/23	1,600	1,745,771
5.00%, 07/15/24	1,750	1,986,395
5.00%, 07/15/26	100	121,537
Build NYC Resource Corp., Brooklyn Navy Yard Cogeneration Partners, L.P. Project (RB) 5.00%, 12/31/28	740	829,838
Build NYC Resource Corporation, New World Preparatory Chapter School Project, Series A (RB) 4.00%, 06/15/31	275	311,323
County of Suffolk, Series A (GO) (AGM) 5.00%, 02/01/26	250	298,669
County of Suffolk, Series B (GO) (AGM) 5.00%, 10/15/26	250	305,091
Huntington Local Development Corp. (RB) 4.00%, 07/01/27	1,000	1,070,568
Metropolitan Transportation Authority, Series A-1 (RB) 5.00%, 05/15/26 (c)	250	296,385
Metropolitan Transportation Authority, Series C-1 (RB) 5.00%, 05/15/28 (c)	250	314,486
Metropolitan Transportation Authority, Series D (RB)
5.00%, 11/15/26 (c)	500	600,867
5.00%, 05/15/28 (c)	560	703,203
Metropolitan Transportation Authority, Series D-1 (RB)
5.00%, 11/15/25 (c)	250	293,628
5.00%, 11/15/25 (c)	250	295,629
Monroe County Industrial Development Corp., Rochester Regional Health Project, Series A (RB) 5.00%, 12/01/30 (c)	500	665,385
New York City Industrial Development Agency, Transportation Infrastructure Properties LLC, Series A (RB) 5.00%, 07/01/22	105	109,098
New York Convention Center Development Corp., Hotel Unit Fee Secured (RB) 5.00%, 11/15/25 (c)	500	593,577
New York State Dormitory Authority, Supported Debt Montefiore, Series A (RB) 5.00%, 08/01/24	250	283,493
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
5.00%, 08/20/21 (c)	760	761,652
5.00%, 08/20/21 (c)	2,000	2,004,279
5.25%, 08/01/30 (c)	1,000	1,218,769
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project (RB)
4.00%, 10/01/30	2,000	2,431,313
5.00%, 01/01/23	1,000	1,066,204
5.00%, 01/01/28 (c)	3,255	4,024,030
5.00%, 01/01/28 (c)	250	310,501
5.00%, 01/01/28 (c)	780	974,561
New York Transportation Development Corp., Special Facility (RB) 2.25%, 08/01/26	1,000	1,038,409
Niagara Area Development Corp., New York Solid Waste Disposal Facility, Series B (RB) 3.50%, 07/01/23 (c)	1,500	1,574,601
Port Authority of New York & New Jersey (RB) 5.00%, 10/15/25 (c)	500	593,591
Suffolk Tobacco Asset Securitization Corp., Series B (RB) 5.38%, 08/30/21 (c)	1,000	1,001,440
Syracuse Industrial Development Agency, Carousel Center Project, Series A (RB)
5.00%, 01/01/26 (c)	750	765,123
5.00%, 01/01/26 (c)	1,130	1,148,716
The Port Authority of New York and New Jersey (RB) 5.00%, 09/01/29 (c)	250	325,025
The Port Authority of New York and New Jersey, 184 Series (RB) 5.00%, 09/01/24 (c)	250	286,001
Town of Oyster Bay, Public Improvement, Series B (GO) (AGM) 3.25%, 02/01/26 (c)	665	737,739
Town of Ramapo, Public Improvement, Series A (GO) (FGIC)
4.00%, 05/15/23 (c)	120	121,203
4.12%, 05/15/23 (c)	100	101,191
Trust for Cultural Resources of The City of New York (RB) 5.00%, 12/01/30 (c)	1,000	1,339,098
TSASC, Inc., Tobacco Settlement Bonds, Series A (RB)
5.00%, 06/01/23	1,500	1,548,579
5.00%, 06/01/27 (c)	70	86,617
5.00%, 06/01/27	70	87,170
Ulster County Capital Resource Corp., Woodland Pond of New Paltz Project (RB) 4.00%, 09/15/24 (c)	445	443,981
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Series A (RB) 4.00%, 10/15/29	200	225,097
		37,459,729
North Carolina: 0.7%
North Carolina Eastern Municipal Power Agency, Series B (RB) (NATL) 6.00%, 01/01/25	125	149,021
North Carolina Medical Care Commission health Care Facilities Revenue Bonds (RB) 5.00%, 06/01/25 (c)	250	294,790
North Carolina Medical Care Commission, Retirement Facilities (RB) 5.12%, 07/01/23	180	192,196
North Carolina Turnpike Authority, Triangle Expressway System (RB) 5.00%, 01/01/25	350	405,136
North Carolina Turnpike Authority, Triangle Expressway System (RB) (AGM) 5.00%, 01/01/29 (c)	500	639,720
North Carolina Turnpike Authority, Triangle Expressway System (RB) (BAM) 5.00%, 02/01/24	1,000	1,118,304
		2,799,167
North Dakota: 0.8%
County of Grand Forks, North Dakota Solid Waste Disposal Facility, Red River Biorefinery, LLC Project (RB) 6.62%, 06/15/26 (c)	3,000	3,100,748
Ohio: 2.1%
American Municipal Power, Inc., Series A (RB) 5.00%, 02/15/29	500	647,542
County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
5.00%, 02/15/25	250	286,668
5.00%, 02/15/26	50	59,116
5.00%, 02/15/27	250	303,752
5.00%, 02/15/27 (c)	110	133,234
County of Muskingum, Genesis HealthCare System (RB) 4.00%, 02/15/23	50	52,085
Greater Cincinnati Development Authority, Convention Center Hotel Acquisition and Demolition Project, Series A (RB) 3.00%, 05/01/22 (c)	2,000	2,003,774
Ohio Air Quality Development Authority (RB)
3.25%, 09/01/29	2,000	2,240,358
6.75%, 02/01/22 (c)	260	265,525
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series D (RB) 2.88%, 02/01/26	550	588,867
Southern Ohio Port Authority Subordinate Exempt Facility, Series B (RB) (AGM) 10.00%, 12/01/26 (c)	1,000	1,201,886
		7,782,807
Oklahoma: 0.7%
Comanche County Hospital Authority, Series A (RB) 5.00%, 07/01/22 (c)	525	543,076
Oklahoma Development Finance Authority, OU Medicine Project, Series B (RB) 5.00%, 08/15/27	250	306,584
Tulsa Municipal Airport Trust, American Airlines, Inc. (RB) 5.00%, 06/01/25 (c) (p)	1,500	1,698,904
		2,548,564
Oregon: 0.3%
Oregon State Business Development Commission, Red Rock Biofuels LLC Clean Energy Project (RB) 11.50%, 04/01/26 (c) (d) *	500	107,500
Port of Portland, International Airport Passenger Facility Charge, Series A (RB) 5.00%, 08/30/21 (c)	500	504,719
Yamhill County Hospital Authority, Friendsview Retirement Community Oregon, Series A (RB) 5.00%, 11/15/24 (c)	325	363,910
		976,129
Pennsylvania: 5.2%
Allegheny County Industrial Development Authority, United States Steel Corp. Project (RB) 4.88%, 11/01/24	500	545,255
Allentown Neighborhood Improvement Zone Development Authority (RB)
5.00%, 05/01/22	245	252,703
5.00%, 05/01/23	355	380,617
5.00%, 05/01/27	1,250	1,503,644
5.00%, 05/01/28	895	1,086,210
5.00%, 05/01/28	875	1,071,105
Berks County Industrial Development Authority (RB) 5.00%, 11/01/24	1,000	1,093,325
Berks County Industrial Development Authority, Tower Health Project (RB)
4.00%, 11/01/27 (c)	200	209,661
5.00%, 11/01/25	1,000	1,116,448
5.00%, 11/01/26	400	454,662
Berks County Municipal Authority, Tower Health Project, Series A (RB) 5.00%, 02/01/31	425	503,602
Berks County Municipal Authority, Tower Health Project, Series B-2 (RB) 5.00%, 02/01/27 (c) (p)	1,500	1,666,199
Berks County Municipal Authority, Tower Health Project, Series B-3 (RB) 5.00%, 02/01/30 (c) (p)	500	564,113
City of Philadelphia, Gas Works, Series 13 (RB) 5.00%, 08/01/25	80	93,737
Commonwealth Financing Authority, Tobacco Master Settlement Payment (RB) 5.00%, 06/01/23	500	543,474
Dauphin County General Authority University, Harrisburg University of Science and Technology Project (RB)
4.00%, 10/15/22	245	248,789
5.00%, 10/15/27	250	280,706
Dauphin County General Authority University, Harrisburg University of Science and Technology Project (RB) (ST)
4.25%, 10/15/26	500	547,718
5.00%, 10/15/28 (c)	500	591,275
Doylestown Hospital Authority, Series A (RB) (SBG) 5.00%, 07/01/23 (c)	250	268,321
Fulton County Industrial Development Authority, The Fulton County Medical Center Project (RB) 4.00%, 07/01/26 (c)	580	622,684
Geisinger Authority Health System, Series C (RB) 5.00%, 04/01/30 (c) (p)	1,000	1,305,133
Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB) 4.00%, 01/01/25	1,140	1,184,520
Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB) (AMBAC) 4.00%, 01/15/25 (c)	415	455,530
Pennsylvania Economic Development Financing Authority, CarbonLite P, LLC Project (RB) 5.25%, 06/01/26 (d) *	913	912,969
Pennsylvania Economic Development Financing Authority, The Pennsylvania Rapid Bridge Replacement Project (RB)
5.00%, 12/31/23	125	139,026
5.00%, 06/30/26	130	157,359
Pennsylvania Turnpike Commission, Series A-2 (RB) 5.00%, 06/01/26 (c)	100	119,989
Philadelphia Authority for Industrial Development, The Pavilion, Series A (RB) 3.00%, 12/01/21 (c)	525	398,906
Philadelphia Gas Works Co., Fourteenth Series (RB) 5.00%, 10/01/26	100	120,939
State Public School Building Authority, The School District of Philadelphia Project, Series A (RB) (SAW) 5.00%, 12/01/26 (c)	200	243,920
Susquehanna Area Regional Airport Authority, Series A (RB) 5.00%, 01/01/23 (c)	500	525,328
The Hospitals and Higher Education, Facilities Authority of Philiadelphia (RB)
5.00%, 07/01/26	115	135,551
5.00%, 07/01/27 (c)	275	330,520
		19,673,938
Puerto Rico: 4.0%
Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB)
5.25%, 07/01/22 (c)	485	507,054
6.12%, 07/01/24	600	660,761
Puerto Rico Commonwealth Highways and Transportation Authority, Series CC (RB) (AGM) 5.25%, 07/01/32	1,000	1,141,715
Puerto Rico Convention Center District Authority, Series A (RB) 5.00%, 08/30/21 (c)	185	190,160
Puerto Rico Electric Power Authority, Series UU (RB) (AGM) 5.00%, 08/30/21 (c)	250	256,972
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, AES Puerto Rico Project (RB) 6.62%, 08/30/21 (c)	100	103,500
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Ana G. Mendez University System Project (RB) 5.00%, 08/30/21 (c)	200	201,000
Puerto Rico Municipal Finance Agency (RB) (AGM) 5.00%, 08/30/21 (c)	780	801,753
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB)
0.01%, 07/01/24	5,400	5,206,128
0.01%, 07/01/27	2,010	1,845,468
0.01%, 07/01/28 (c)	4,035	3,264,234
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB) (AGM) 0.01%, 07/01/28 (c)	808	706,725
		14,885,470
Rhode Island: 0.5%
Rhode Island Commerce Corp., Department of Transportation, Series B (RB) 5.00%, 06/15/26	155	188,465
Rhode Island Commerce Corp., Grant Anticipation, Series A (RB)
5.00%, 05/15/30 (c)	900	1,190,554
5.00%, 05/15/30 (c)	250	328,326
Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/23	115	125,007
		1,832,352
South Carolina: 0.8%
Connector 2000 Association, Inc., Series A-1 (RB) 0.00%, 04/01/26 (c)^	110	56,985
South Carolina Economic Development Authority, Solid Waste Disposal, Series A (RB) 6.00%, 06/01/28 (c)	1,000	1,042,539
South Carolina Jobs-Economic Development Authority, High Point Academy Project, Series A (RB) 5.00%, 12/15/26 (c)	400	459,840
South Carolina Jobs-Economic Development Authority, The Woodlands at Furman (RB) 4.00%, 11/15/24 (c)	410	435,449
South Carolina Ports Authority (RB) 5.25%, 07/01/25 (c)	755	898,903
South Carolina Public Service Authority, Series C (RB) 5.00%, 12/01/24 (c)	220	251,682
		3,145,398
Tennessee: 0.2%
Blount County, Health and Educational Facilities Board, Series A (RB) 5.00%, 01/01/25 (c)	500	476,502
Clarksville Natural Gas Acquisition Corp. (RB) 5.00%, 12/15/21	25	25,434
Memphis-Shelby County Industrial Development Board, Series A (TA) 4.75%, 07/01/27	195	192,766
		694,702
Texas: 6.7%
Austin Convention Enterprises, Inc., Convention Center Hotel, First Tier, Series A (RB) (SAW) 5.00%, 01/01/26	250	287,278
Austin Convention Enterprises, Inc., Convention Center Hotel, Second Tier, Series B (RB) 5.00%, 01/01/27 (c)	500	560,209
Central Texas Regional Mobility Authority, Senior Lien, Series B (RB) 5.00%, 01/01/31 (c)	750	1,013,362
Central Texas Regional Mobility Authority, Subordinated Lien, Series C (RB) 5.00%, 01/01/26 (c)	2,000	2,378,426
Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24	120	137,089
City of Austin, Airport System (RB) 5.00%, 11/15/24 (c)	395	451,594
City of Houston, Airport System, Series C (RB) 5.00%, 07/01/27	180	224,538
City of Houston, Continental Airlines, Inc., Terminal Improvement Projects (RB) 6.50%, 08/30/21 (c)	200	201,241
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. (RB)
4.75%, 07/01/24	655	703,180
5.00%, 07/15/28	1,500	1,822,946
City of Houston, Texas Airport System, United Airlines, Inc. Terminal E Project (RB) 5.00%, 07/01/24 (c)	250	275,564
City of Houston, Texas Airport System, United Airlines, Inc. Terminal E Project, Series A (RB) 5.00%, 07/01/27	250	299,807
Clifton Higher Education Finance Corp., Series A (RB)
4.62%, 08/15/25	95	103,009
5.12%, 08/15/25 (c)	200	232,016
6.00%, 03/01/24 (c)	1,345	1,508,375
Clifton Higher Education Finance Corp., Series D (RB) 5.25%, 08/15/25 (c)	500	590,756
Colhoun County Navigation Industrial Development Authority Facility, Series A (RB) 3.62%, 07/01/24 (c)	500	518,192
Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 10/01/22 (c)	335	342,952
Harris County, Houston Sports Authority, Junior Lien, Series H (RB) (NATL) 0.01%, 11/15/29	315	252,738
Lower Colorado River Authroity Transmission Contract (RB) 5.00%, 05/15/25 (c)	335	391,454
Matagorda County District No. 1, Pollution Control, Series B (RB) (AMBAC) 4.55%, 05/01/30	105	129,364
Matagorda County Navigation District No. 1, Series A (RB) (AMBAC) 4.40%, 05/01/30	1,035	1,273,930
Matagorda County Navigation District No. 1, Series A (RB) (BAM) 2.60%, 11/01/29	2,000	2,174,532
Mesquite Health Facility Development Corp., Christian Care Centers, Inc. Project (RB) (NATL) 5.00%, 02/15/26 (c)	300	234,000
New Hope Cultural Education Facilities Finance Corp., CHF-Collegiate Housing Island Campus, LLC, Series A (RB) 5.00%, 04/01/27 (c)	600	745,588
New Hope Cultural Education Facilities Finance Corp., Cumberland Academy, Series A (RB) 4.00%, 08/15/25 (c)	1,000	1,092,148
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Series A (RB) 4.00%, 08/30/21 (c)	100	100,208
New Hope Cultural Education Facilities Finance Corp., Legacy Preparatory Charter Academy, Series A (RB) 5.25%, 02/15/23 (c)	250	274,047
New Hope Cultural Education Facilities Finance Corp., MRC Crestview Project (RB) 5.00%, 11/15/24 (c)	850	945,389
New Hope Cultural Education Facilities Finance Corp., NCCD-College Station Properties LLC, Series A (RB)
5.00%, 07/01/23	100	86,500
5.00%, 07/01/24	100	86,500
New Hope Cultural Education Facilities Finance Corporation Retirement Facility (RB) 4.00%, 07/01/24 (c)	1,000	1,031,932
North Texas Tollway Authority, First Tier, Series D (RB) (AGC) 0.01%, 01/01/29	405	372,555
North Texas Tollway Authority, Second Tier, Series B (RB) 5.00%, 01/01/26 (c)	185	220,985
SA Energy Acquisition Public Facility Corp. (RB)
5.50%, 08/01/22	85	89,467
5.50%, 08/01/24	55	63,238
5.50%, 08/01/25	125	149,308
5.50%, 08/01/27	110	140,154
Tarrant County Cultural Education Facilities Finance Corp., Buckingham Senior Living Community, Inc. Project, Series B (RB) 4.50%, 08/30/21 (c) (d) *	190	104,500
Tarrant County Cultural Education Facilities Finance Corp., MRC Stevenson Oaks Project, Series A (RB) 6.25%, 11/15/27 (c)	250	297,160
Tarrant County Cultural Education Facilities Finance Corp., Northwest Senior Housing Corp. Edgemere Project, Series A (RB) 5.00%, 11/15/25 (c)	230	229,982
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility (RB) 4.00%, 05/15/24 (c)	225	243,621
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, Series A (RB) 6.00%, 05/15/27 (c)	500	570,043
Texas Municipal Gas Acquisition & Supply Corp. III (RB) 5.00%, 12/15/32	1,015	1,397,981
Texas Municipal Gas Acquisition and Supply Corp. I, Senior Lien, Series A (RB)
5.25%, 12/15/22	155	165,626
5.25%, 12/15/23	15	16,753
5.25%, 12/15/24	60	69,600
5.25%, 12/15/25	100	119,966
Texas Municipal Gas Acquisition and Supply Corp. III (RB) 5.00%, 12/15/28	350	449,611
		25,169,414
Utah: 0.2%
Utah Transit Authority (RB) 5.00%, 06/15/25 (c)	700	828,163
Virgin Islands: 0.9%
Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note, Series C (RB)
5.00%, 10/01/24 (c)	1,000	996,301
5.00%, 10/01/24	300	301,763
Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series A (RB)
5.00%, 08/30/21 (c)	500	501,173
5.00%, 08/30/21 (c)	215	215,504
Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series B (RB)
5.00%, 08/30/21 (c)	140	138,014
5.00%, 08/30/21 (c)	25	25,059
Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Subordinate Lien, Series C (RB)
5.00%, 08/30/21 (c)	515	513,474
Virgin Islands Water and Power Authority, Series A (RB)
5.00%, 08/30/21 (c)	75	74,616
5.00%, 08/30/21 (c)	150	149,535
Virgin Islands Water and Power Authority, Series B (RB)
5.00%, 08/30/21 (c)	620	612,800
5.00%, 08/30/21 (c)	55	54,593
		3,582,832
Virginia: 1.2%
Amherst Industrial Development Authority (RB) 4.75%, 08/30/21 (c)	140	136,400
Chesapeake Bay Bridge and Tunnel District, First Tier (RB) 5.00%, 11/01/23	500	552,746
Chesterfield Economic Development Authority, Brandermill Woods Project (RB) 4.12%, 01/01/22 (c)	55	55,500
Peninsula Town Center Community Development Authority (RB) 4.50%, 09/01/27 (c)	325	354,157
Roanoke County Economic Development Authority, Series A (RB) 4.75%, 09/01/26 (c)	1,835	1,866,606
Roanoke Economic Development Authority, Residential Care Facility (RB) 4.30%, 09/01/27 (c)	1,525	1,504,662
		4,470,071
Washington: 2.0%
King County Public Hospital District No. 4, Snoqualmie Valley Hospital, Series A (RB) 5.00%, 12/01/25	155	164,755
Klickitat County Public Hospital District No 2 (RB) 4.00%, 12/01/27	1,000	1,014,877
Washington Health Care Facilities Authority, CommonSpirit Health, Series B-2 (RB) 5.00%, 08/01/25 (c) (p)	480	556,280
Washington State Convention Center Public Facilities District (RB)
4.00%, 07/01/31	2,250	2,687,034
5.00%, 07/01/28 (c)	240	307,606
Washington State Housing Finance Commission, Herons Key Senior Living, Series A (RB) 6.00%, 07/01/25	985	1,100,197
Washington State Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB)
3.75%, 07/01/26	250	263,290
4.00%, 01/01/25 (c)	500	545,957
5.00%, 01/01/25 (c)	365	409,947
Washington State Housing Finance Commission, Transforming Age Projects, Series B (RB) 2.38%, 08/30/21 (c)	500	500,504
		7,550,447
West Virginia: 0.4%
Brooke County Commission, Bethany College, Series A (RB) 5.75%, 08/30/21 (c)	100	98,015
County of Ohio, Fort Henry Centre Tax Increment Financing District No. 1, The Highlands Project (TA)
3.00%, 06/01/22 (c)	415	419,204
4.75%, 06/01/22 (c)	680	693,242
West Virginia Hospital Finance Authority, West Virginia University Health System Obligated Group, Series A (RB) 5.00%, 06/01/26	150	182,245
		1,392,706
Wisconsin: 2.5%
Public Finance Authority Solid Waste Disposal, Waste Management , Inc. Project, Series A-1 (RB) 2.62%, 11/01/25	1,050	1,146,830
Public Finance Authority, American Dream at Meadowlands Project, Series A (RB) 6.75%, 08/01/31	1,275	1,487,093
Public Finance Authority, Cedars Nursing Care Center (RB) 4.25%, 05/01/27 (c)	480	483,386
Public Finance Authority, Celanese Corp., Series C (RB) 4.30%, 05/01/26 (c)	1,000	1,132,652
Public Finance Authority, Friends Homes (RB) 4.00%, 09/01/24	205	217,530
Public Finance Authority, Friends Homes (RB) (SAW) 4.00%, 09/01/26 (c)	500	573,993
Public Finance Authority, North Carolina Charter Educational Foundation Project, Series A (RB) 4.10%, 06/15/26	650	665,844
Public Finance Authority, Penick Village (RB) 4.00%, 09/01/26 (c)	580	621,752
Public Finance Authority, Phoenix Academy Project, Series A (RB) 5.00%, 06/15/24 (c)	250	258,683
Public Finance Authority, Prime Healthcare Foundation, Inc., Series A (RB) 5.00%, 12/01/27	2,015	2,285,377
Public Finance Authority, Senior Airport Facilities, Series B (RB) 5.00%, 07/01/22	90	91,527
Wisconsin Health and Educational Facilities Authority, American Baptist Homes of the Midwest (RB)
3.50%, 08/01/22	125	125,689
5.00%, 08/01/24 (c)	250	272,669
		9,363,025
Total Municipal Bonds: 98.0% (Cost: $354,590,819)		367,985,983
Other assets less liabilities: 2.0%		7,594,408
NET ASSETS: 100.0%		$375,580,391

Definitions:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Assurance Co.
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
ST	Special Tax
TA	Tax Allocation

Footnotes:

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Putable Security - the redemption date shown is when the security may be redeemed by the investor
(d)	Security in default
*	Non-income producing
^	Zero Coupon Bond

Summary of Investments by Sector	% of Investments	Value
Education	6.8%	$25,042,533
Health Care	13.8	50,953,048
Housing	0.1	398,906
Industrial Revenue	23.5	86,609,377
Leasing	10.9	40,156,915
Local	9.0	32,951,177
Power	1.6	5,829,763
Solid Waste/Resource Recovery	0.0	9
Special Tax	11.9	43,688,063
State	6.4	23,371,590
Tobacco	1.7	6,329,196
Transportation	12.8	46,979,090
Water & Sewer	1.5	5,676,316
	100.0%	$367,985,983

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

July 31, 2021 (unaudited)

	Par (000’s)	Value
MUNICIPAL BONDS: 98.8%
Alabama: 2.8%
Alabama Federal Aid Highway Finance Authority, Series A (RB) 5.00%, 09/01/22	$250	$263,392
Alabama Federal Aid Highway Finance Authority, Series B (RB) 5.00%, 09/01/23	125	137,685
Black Belt Energy Gas District, Series A (RB) (SAW)
4.00%, 12/01/23 (c) (p)	470	507,854
5.00%, 12/01/23	860	957,361
Industrial Development Board, City of Mobil, Pollution Control, Series A (RB) 1.00%, 06/26/25 (p)	1,000	1,018,898
Jefferson County (RB) 5.00%, 09/15/22	375	395,375
Jefferson County, Series A (GO)
5.00%, 04/01/24	290	326,406
5.00%, 04/01/25	340	397,389
Lower Alabama Gas District, Project No. 2 (RB) (SAW) 4.00%, 12/01/25 (c) (p)	1,500	1,713,122
Southeast Alabama Gas Supply District, Series A (RB) 4.00%, 06/01/24 (c) (p)	250	273,935
Tuscaloosa City Board of Education (RB)
5.00%, 08/01/26 (c)	825	1,012,931
5.00%, 08/01/26 (c)	1,055	1,295,325
UAB Medicine Finance Authority, Series B (RB) 5.00%, 09/01/23	450	495,369
		8,795,042
Arizona: 1.4%
City of Phoenix Civic Improvement Corp., Junior Lien Airport, Series D (RB) 5.00%, 07/01/23	250	273,326
City of Phoenix Civic Improvement Corp., Junior Lien Wastewater System (RB) 5.00%, 07/01/23	125	136,663
City of Phoenix Civic Improvement Corp., Senior Lien Airport Revenue, Series B (RB) 5.00%, 07/01/24	200	228,093
City of Tucson AZ Water System (RB) 5.00%, 07/01/25	450	532,546
Maricopa County Industrial Development Authority, Banner Health, Series A (RB) 5.00%, 01/01/26	700	840,852
Maricopa County Special Health Care District, Series C (GO) 5.00%, 07/01/24	250	285,353
Pima County (GO) 4.00%, 07/01/23	310	333,007
Salt River Project Agricultural Improvement and Power District, Series A (RB) 5.00%, 01/01/26	500	602,069
State of Arizona (RB) 5.00%, 07/01/23	500	546,854
Town of Gilbert, Arizona Water Resources Municipal Property Corp. (RB) 5.00%, 07/01/25	400	473,374
		4,252,137
California: 13.2%
Anaheim Housing and Public Improvements Authority, Series B (RB) 5.00%, 04/01/23 (c)	250	270,032
Bay Area Toll Authority, Series B (RB) 2.85%, 04/01/25 (c) (p)	400	432,663
Bay Area Toll Authority, Series G (RB) 2.00%, 04/01/24 (c) (p)	475	492,222
California Health Facilities Financing Authority, Kaiser Permanente, Series C (RB) 5.00%, 11/01/22 (p)	250	265,195
California Health Facilities Financing Authority, Providence St. Joseph Health, Series B-3 (RB) 2.00%, 10/01/25 (c) (p)	335	359,005
California Health Facilities Financing Authority, Providence St. Joseph Health, Series C (RB) (SAW) 5.00%, 10/01/25 (p)	1,105	1,321,265
California State Public Works Board, Department of Corrections and Rehabilitation, Series D (RB) 5.00%, 09/01/23	1,215	1,338,568
California State Public Works Board, Various Capital Projects, Series B (RB) 5.00%, 10/01/22	450	475,799
California Statewide Communities Development Authority, Southern California Edison Company, Series D (RB) 2.62%, 12/01/23 (p)	100	105,590
Chino Basin Regional Financing Authority, Series B (RB) 4.00%, 08/01/25 (c)	405	464,349
City and County of San Francisco (GO) 5.00%, 06/15/25	250	296,235
City and County of San Francisco, Series B (CP)
5.00%, 10/01/25 (c)	305	363,382
5.00%, 04/01/25	100	116,919
City of Los Angeles, Department of Airports, Los Angeles International Airport, Series B (RB) 5.00%, 05/15/26	500	610,074
El Dorado Irrigation District, Series C (RB) 5.00%, 03/01/26 (c)	225	272,700
Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A (RB) 5.00%, 06/01/23	1,000	1,086,907
Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A (RB) (ST) 5.00%, 06/01/22	500	520,248
Grossmont-Cuyamaca Community College District (GO) 5.00%, 08/01/24	265	303,920
Los Angeles Community College District, Series J (GO) 3.00%, 08/01/23	500	529,475
Los Angeles Department of Water and Power, Series A (RB)
5.00%, 07/01/23	250	273,629
5.00%, 07/01/25	285	338,014
Los Angeles Department of Water and Power, Series B (RB)
5.00%, 06/01/25 (c)	295	349,063
5.00%, 07/01/24	250	285,431
5.00%, 07/01/24	250	285,431
Los Angeles Department of Water and Power, Series C (RB) 5.00%, 07/01/23	550	601,984
Los Angeles Unified School District, Series A (GO)
5.00%, 07/01/22	500	522,617
5.00%, 07/01/24	750	855,586
5.00%, 07/01/26	800	980,189
Los Angeles Unified School District, Series B (GO) 5.00%, 07/01/23	130	142,287
Los Angeles Unified School District, Series C (GO) 5.00%, 07/01/25	1,250	1,480,904
Metropolitan Water District of Southern California, Series B (RB)
5.00%, 07/01/23 (c)	450	492,337
5.00%, 07/01/24 (c)	500	571,335
Municipal Improvement Corp. of Los Angeles, Series A (RB) 5.00%, 11/01/23	125	138,784
Municipal Improvement Corp. of Los Angeles, Series B (RB) 5.00%, 11/01/23	250	277,567
Northern California Energy Authority, Series A (RB)
4.00%, 07/01/24 (p)	1,000	1,103,382
5.00%, 07/01/24	275	314,148
Oakland Unified School District (GO) 5.00%, 08/01/23	430	470,766
Oakland Unified School District, Series A (GO) 5.00%, 08/01/23	350	383,182
Orange County Water District, Series A (CP) 2.00%, 02/15/23 (c)	205	210,980
Public Utilities Commission of the City and County of San Francisco, Wastewater Revenue, Series B (RB) 2.12%, 10/01/23 (c) (p)	930	959,555
Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series A (RB)
5.00%, 11/01/22	265	281,382
5.00%, 11/01/24	630	728,118
Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series B (RB) 5.00%, 11/01/24 (c)	200	231,312
Riverside County Transportation Commission, Series B (RB) 5.00%, 06/01/25	250	294,451
Sacramento County, Airport System, Series B (RB)
5.00%, 07/01/23	300	328,112
5.00%, 07/01/25	240	283,819
Sacramento Municipal Utility District, Series B (RB) 5.00%, 10/15/25 (c) (p)	485	568,204
Sacramento Municipal Utility District, Series D (RB)
4.00%, 08/15/25	500	575,774
5.00%, 08/15/24	125	143,415
Sacramento Municipal Utility District, Series I (RB) 5.00%, 08/15/22	450	473,019
San Bernardino County, Series A (CP) 5.00%, 10/01/26	345	425,089
San Juan Unified School District, Unlimited Tax (GO) 3.38%, 08/01/25	260	292,061
Southern California Public Power Authority. Windy Point/Windy Flats Project, Series 1 (RB) 5.00%, 01/01/24 (c)	725	810,268
State of California, Department of Water Resources Central Valley Project, Series BB (RB) 5.00%, 12/01/26	500	623,713
State of California, State Public Works Board, Series B (RB) 5.00%, 10/01/26	640	790,414
State of California, State Public Works Board, Series C (RB) 5.00%, 03/01/25	320	374,394
State of California, Various Purpose (GO)
3.00%, 03/01/26	1,000	1,123,051
4.00%, 10/01/25	600	693,157
4.00%, 11/01/24	300	337,335
4.00%, 08/01/26	285	336,662
5.00%, 10/01/23	250	276,638
5.00%, 10/01/24	100	115,308
5.00%, 10/01/25	835	999,189
5.00%, 11/01/23	525	583,017
5.00%, 11/01/25	500	600,065
5.00%, 11/01/26	915	1,135,141
5.00%, 12/01/25	460	553,659
5.00%, 04/01/25	300	352,556
5.00%, 08/01/24	325	372,311
5.00%, 08/01/25	1,500	1,784,383
5.00%, 08/01/26	295	363,073
5.00%, 09/01/22	265	279,166
5.00%, 09/01/23	1,000	1,102,585
5.00%, 09/01/25	300	357,936
5.00%, 09/01/26	935	1,153,840
Tobacco Securitization Authority of Southern California, Series A-1 (RB) (AGM) 5.00%, 06/01/23	480	521,860
		40,926,196
Colorado: 1.5%
Boulder Valley School District No. RE-2, Series B (GO) (SAW) 4.00%, 12/01/23	125	136,216
City of Aurora, Water Revenue, First Lien (RB) 5.00%, 08/01/22	250	262,334
City of Colorado Springs, Utilities System (RB) 5.00%, 11/15/25	500	600,633
City of Denver, Airport System, Series A (RB) 5.00%, 11/15/25	530	634,917
Colorado Health Facilities Authority, Adventist Health System Series C (RB) 5.00%, 11/15/23 (p)	530	589,156
Colorado Health Facilities Authority, Sanford, Series A (RB) 5.00%, 11/01/25	500	595,625
Douglas County School District No. RE-1 (GO) (SAW) 5.00%, 12/15/24	1,000	1,161,134
Larimer County School District No. R-1 (GO) (SAW) 5.00%, 12/15/23	250	279,008
State of Colorado, Series K (CP) 5.00%, 03/15/26	385	464,823
		4,723,846
Connecticut: 2.7%
City of New Haven, Series A (GO) (AGM) 5.00%, 08/15/24	215	245,196
Connecticut Housing Finance Authority, Series B Subseries B-5 (RB) 0.45%, 05/15/24 (c) (p)	250	250,008
Connecticut State Health and Educational Facilities Authority, Nuvance Health Issue, Series A (RB) 5.00%, 07/01/25	1,000	1,171,068
Connecticut State Health and Educational Facilities Authority, Yale University Issue, Series C-2 (RB) 5.00%, 02/01/23 (p)	390	418,622
State of Connecticut, Series A (GO)
5.00%, 04/15/23	375	406,552
5.00%, 04/15/23	265	287,296
State of Connecticut, Series B (GO)
4.00%, 05/15/23	375	401,405
5.00%, 01/15/23	250	267,957
State of Connecticut, Series C (GO) 5.00%, 06/15/26	300	366,550
State of Connecticut, Series D (GO)
5.00%, 04/15/26	1,040	1,264,393
5.00%, 08/15/23	300	330,009
State of Connecticut, Series E (GO)
5.00%, 10/15/22	350	370,823
5.00%, 09/15/25	270	321,969
State of Connecticut, Special Tax Obligation, Series A (GO) 5.00%, 04/15/23	375	406,551
State of Connecticut, Special Tax Obligation, Series A (RB)
5.00%, 01/01/23	300	320,973
5.00%, 09/01/22	325	342,374
5.00%, 09/01/23	100	110,214
State of Connecticut, Special Tax Obligation, Series B (RB) 5.00%, 10/01/23	200	221,264
State of Connecticut, State Revolving Fund, Series B (RB) 5.00%, 06/01/26	275	336,326
University of Connecticut, Series A (RB) 5.00%, 04/15/24	575	648,683
		8,488,233
Delaware: 0.8%
Delaware Economic Development Authority, NRG Energy Project, Series A (RB) 1.25%, 10/01/25 (c) (p)	500	509,869
Delaware State Economic Development Authority, Delmarva Power and Light Co. Project, Series A (RB) (AGM) 1.05%, 07/01/25 (p)	1,000	1,027,319
Delaware State, Series A (GO) 5.00%, 10/01/25	410	490,808
Delaware Transportation Authority (RB) 5.00%, 07/01/26	500	612,892
		2,640,888
District of Columbia: 1.3%
District of Columbia, Series A (GO) 5.00%, 06/01/22	440	458,120
District of Columbia, Series B (GO) 5.00%, 06/01/25	120	141,840
District of Columbia, Series C (RB) 5.00%, 10/01/26	785	966,780
District of Columbia, Series D (GO)
5.00%, 06/01/24	250	284,314
5.00%, 06/01/25	315	372,330
District of Columbia, Series E (GO) 5.00%, 06/01/25	500	591,000
Washington Metropolitan Area Transit Authority, Series A-1 (RB)
5.00%, 07/01/24	225	256,111
5.00%, 07/01/25	100	118,129
Washington Metropolitan Area Transit Authority, Series B (RB)
5.00%, 07/01/25	300	354,388
5.00%, 07/01/26	300	366,097
		3,909,109
Florida: 2.6%
Central Florida Expressway Authority, Series B (RB) 5.00%, 07/01/26	300	367,079
City of Gainesville, Utilities System, Series A (RB) 5.00%, 10/01/22	600	634,109
City of Jacksonville, Series B (RB)
5.00%, 10/01/24	265	304,475
5.00%, 10/01/25	1,020	1,214,957
City Of South Miami Health Facilities Authority, Inc., Baptist Health (RB) 5.00%, 08/15/22	400	420,033
County of Miami-Dade (RB) 5.00%, 10/01/25	280	332,878
County of Miami-Dade, Capital Asset Acquisition, Series B (RB) 5.00%, 04/01/25	350	410,194
Lee County School Board, Series A (CP) 5.00%, 08/01/24	375	427,287
Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series A (TA) 5.00%, 02/01/24	710	793,240
Orange County Health Facilities Authority, Orlando Health Obligated Group, Series B (RB) 5.00%, 10/01/22	100	105,564
School District of Broward County, Series C (CP) 5.00%, 07/01/24	340	386,053
State of Florida, Board of Education, Lottery Revenue, Series A (RB)
5.00%, 07/01/23	450	492,259
5.00%, 07/01/24	650	741,508
State of Florida, Board of Education, Public Education Capital Outlay, Series B (GO) 5.00%, 06/01/23	130	141,755
State of Florida, Board of Education, Public Education Capital Outlay, Series D (GO) 5.00%, 06/01/23	150	163,563
State of Florida, Board of Education, Public Education Capital Outlay, Series E (GO) 5.00%, 06/01/23	225	245,345
State of Florida, Department of Management Services, Series A (CP) 5.00%, 11/01/26	250	308,682
State of Florida, Department of Management Services, Series A (RB) 5.00%, 09/01/23	180	198,148
State of Florida, Department of Transportation Financing Corp. (RB) 5.00%, 07/01/22	275	287,465
		7,974,594
Georgia: 3.0%
Burke County Development Authority, Series F (RB) 3.00%, 02/01/23 (p)	500	519,848
City of Atlanta, Water and Wastewater, Series A (RB) 5.00%, 11/01/24	500	578,048
County of Forsyth, Sales Tax (GO) 5.00%, 09/01/25	280	334,200
Main Street Natural Gas, Inc., Series A (RB) 4.00%, 09/01/23 (c) (p)	500	535,954
Main Street Natural Gas, Inc., Series B (RB) 4.00%, 12/02/24 (c) (p)	1,000	1,112,793
Main Street Natural Gas, Inc., Series C (RB) 4.00%, 06/01/23	500	535,313
Municipal Gas Authority of Georgia, Gas Portfolio IV Project, Series A (RB) 5.00%, 10/01/23	225	248,457
Private Colleges and Universities Authority, Emory University, Series A (RB) 5.00%, 09/01/26	360	442,423
State of Georgia, Series A (GO)
5.00%, 02/01/23	160	171,818
5.00%, 02/01/25	250	291,972
5.00%, 02/01/26 (c)	1,500	1,808,413
5.00%, 08/01/25	350	416,356
5.00%, 08/01/26	700	861,529
State of Georgia, Series C (GO) 5.00%, 07/01/24	250	285,431
State of Georgia, Series E (GO) 5.00%, 12/01/24	1,100	1,276,565
		9,419,120
Hawaii: 0.1%
State of Hawaii, Series FN (GO) 5.00%, 10/01/24	110	126,687
State of Hawaii, Series FT (GO) 5.00%, 01/01/23	100	106,977
		233,664
Illinois: 4.9%
Chicago O’Hare International Airport, Series B (RB) (AGM) 5.00%, 01/01/26	500	600,609
Chicago O’Hare International Airport, Series C (RB)
5.00%, 01/01/23	650	694,770
5.00%, 01/01/24	115	128,407
5.00%, 01/01/26	315	378,383
Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula (RB)
5.00%, 06/01/22	380	395,193
5.00%, 06/01/23	350	380,567
City of Chicago, Series A (GO) 5.00%, 01/01/27	500	608,976
Community College District No. 512, Counties of Cook, Kane, Lake, and McHenry, Series B (GO) 5.00%, 12/01/25	200	238,529
Cook County, Series A (GO) 5.00%, 11/15/26	300	370,677
Illinois Finance Authority, Carle Foundation, Series A (RB) (BAM) 5.00%, 08/15/25	405	481,011
Illinois Finance Authority, Clean Water Initiative (RB)
4.00%, 01/01/23	310	327,163
4.00%, 07/01/25	100	114,499
5.00%, 01/01/23	250	267,367
5.00%, 01/01/24	155	173,150
5.00%, 01/01/25	600	697,409
5.00%, 07/01/22	340	355,283
Illinois Finance Authority, Clean Water Initiative (RB) (AGM) 5.00%, 07/01/24	500	570,076
Illinois Finance Authority, Northwestern Memorial Healthcare, Series A (RB) 5.00%, 07/15/23	250	273,796
Illinois State (GO) (AGC) 5.50%, 05/01/24	250	284,764
Illinois State Toll Highway Authority, Series A (RB) 5.00%, 01/01/27	220	271,958
Illinois State Toll Highway Authority, Series C (RB) 5.00%, 01/01/27	350	432,660
Northern Illinois Municipal Power Agency, Series A (RB) 5.00%, 12/01/25	285	337,751
Railsplitter Tobacco Settlement Authority (RB) 5.00%, 06/01/22	115	119,657
Regional Transportation Authority of Illinois, Series A (RB) 5.00%, 07/01/24	495	558,042
Sales Tax Securitization Corp., Series A (RB) 5.00%, 01/01/23	370	393,308
State of Illinois (GO)
5.00%, 02/01/23	350	374,729
5.00%, 06/01/22	400	415,929
State of Illinois (GO) (AGC) 5.50%, 05/01/25	335	396,782
State of Illinois, Series B (GO) 5.00%, 12/01/24	130	149,421
5.00%, 09/01/25	400	471,500
State of Illinois, Series C (RB) 5.00%, 06/15/22	395	410,445
State of Illinois, Series D (GO)
5.00%, 11/01/22	470	497,836
5.00%, 11/01/23	500	552,026
5.00%, 11/01/25	1,345	1,593,879
5.00%, 11/01/26	800	972,980
		15,289,532
Indiana: 0.9%
City of Indianapolis, Water System, Series A (RB) 5.00%, 10/01/25	500	594,654
Indiana Finance Authority Highway, Series C (RB)
5.00%, 12/01/23	250	278,426
5.00%, 12/01/24	575	666,462
5.00%, 12/01/25	260	312,440
Indiana Finance Authority, Series E (RB)
5.00%, 02/01/24	500	561,421
5.00%, 02/01/25	250	291,590
		2,704,993
Iowa: 0.8%
Iowa Finance Authority (RB) 5.00%, 08/01/23	250	274,757
PEFA, Inc. (RB) 5.00%, 09/01/26 (c) (p)	1,500	1,814,234
State of Iowa, Prison Infrastructure Fund (RB) 5.00%, 06/15/23	250	272,787
		2,361,778
Kansas: 0.1%
Johnson County Unified School District No. 233, Series B (GO) 5.00%, 09/01/22	350	368,632
Kentucky: 1.9%
Board of Water Works of the Louisville/ Jefferson County Metro Government, Series 2019 (RB) (SAW) 5.00%, 11/15/26	250	309,339
Commonwealth of Kentucky State Property & Building Commission, Project No. 119 (RB) 5.00%, 05/01/26	275	332,086
Kentucky Public Energy Authority, Gas Supply, Series A (RB) 4.00%, 06/01/26 (c) (p)	1,000	1,156,662
Kentucky Public Energy Authority, Gas Supply, Series B (RB)
4.00%, 01/01/25 (c) (p)	1,085	1,206,739
4.00%, 07/01/23	200	214,285
Kentucky Public Energy Authority, Gas Supply, Series C-1 (RB) 4.00%, 06/01/25 (c) (p)	1,100	1,237,321
Kentucky Turnpike Authority, Series B (RB) 5.00%, 07/01/24	125	141,775
Louisville/Jefferson County Metro Government Health System, Norton Healthcare, Inc., Series C (RB) 5.00%, 10/01/26 (c) (p)	500	612,918
Public Energy Authority of Kentucky Gas Supply, Series A (RB) 4.00%, 04/01/24 (c) (p)	500	545,308
		5,756,433
Louisiana: 0.7%
East Baton Rouge Sewerage Commission (RB) (NATL) 5.00%, 02/01/27	250	308,732
Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 391 Project (RB) (BAM) 5.00%, 10/01/22	175	184,758
Louisiana Public Facilities Authority, Series B (RB) (SAW) 5.00%, 05/15/25 (c) (p)	500	585,428
Louisiana State Citizens Property Insurance Corp. (RB) 5.00%, 06/01/23	590	641,413
State of Louisiana, Series A (GO) 5.00%, 03/01/26	335	404,967
		2,125,298
Maryland: 3.9%
County of Baltimore (CP)
5.00%, 03/01/25	295	344,568
5.00%, 03/01/26	1,125	1,358,825
County of Montgomery (GO) 5.00%, 11/01/26	265	328,601
County of Montgomery, Series A (GO) 4.00%, 11/01/24	210	236,135
Maryland Stadium Authority, Baltimore City Public School Construction and Revitalization Program (RB) 5.00%, 05/01/26 (c)	500	608,510
Maryland Stadium Authority, Baltimore City Public School Construction and Revitalization Program, Series A (RB) 5.00%, 05/01/23	320	346,976
Maryland State Transportation Authority, Transportation Facilities Projects (RB) 5.00%, 07/01/23	750	820,432
Maryland State, Series B (GO)
5.00%, 08/01/24	550	630,243
5.00%, 08/01/25	500	594,794
Prince George’s County, Series A (GO) 5.00%, 07/15/25	425	504,763
State of Maryland, Department of Transportation (RB)
5.00%, 10/01/26	595	735,868
5.00%, 05/01/23	500	543,070
5.00%, 09/01/24	165	189,640
State of Maryland, State and Local Facilities Loan, First Series (GO) 5.00%, 06/01/22	790	822,533
State of Maryland, State and Local Facilities Loan, First Series A (GO) 5.00%, 03/15/24	2,730	3,079,523
State of Maryland, State and Local Facilities Loan, First Series C (GO) 5.00%, 08/01/24	250	286,474
State of Maryland, State and Local Facilities Loan, Second Series (GO) (BAM) 5.00%, 08/01/22	145	152,169
State of Maryland, State and Local Facilities Loan, Second Series A (GO) 5.00%, 08/01/25	500	594,794
		12,177,918
Massachusetts: 3.0%
Commonwealth of Massachusetts, Federal Highway Grant Anticipation, Series A (RB) 5.00%, 06/15/23 (c)	860	938,087
Commonwealth of Massachusetts, Series A (GO)
5.00%, 01/01/26	250	301,278
5.00%, 01/01/27	300	373,025
Commonwealth of Massachusetts, Series B (GO) 5.00%, 07/01/22	250	261,285
Commonwealth of Massachusetts, Series C (GO) 5.00%, 10/01/26	300	370,507
Commonwealth of Massachusetts, Series D (GO) 5.00%, 07/01/23	900	984,518
Commonwealth of Massachusetts, Series E (GO)
3.00%, 12/01/25	750	837,173
5.00%, 11/01/26	295	365,281
Commonwealth of Massachusetts, Series E (GO) (AGM) 5.00%, 09/01/26	250	307,946
Massachusetts Department of Transportation, Metropolitan Highway System, Series A (RB) 5.00%, 01/01/23 (c) (p)	275	293,819
Massachusetts Development Finance Agency, Harvard University Issue, Series A (RB)
5.00%, 10/15/25	900	1,080,107
5.00%, 10/15/26	500	621,174
5.00%, 07/15/26	1,025	1,263,103
Massachusetts Development Finance Agency, Partners Healthcare System, Series S-4 (RB) 5.00%, 01/25/24 (p)	250	279,784
Massachusetts Development Finance Agency, The Broad Institute (RB) 5.00%, 04/01/26	450	545,704
Massachusetts Water Resources Authority, Series B (RB) 5.00%, 08/01/23	50	54,785
Massachusetts Water Resources Authority, Series C (RB) 5.00%, 08/01/22	250	262,334
Massachusetts Water Resources Authority, Series E (RB) 5.00%, 08/01/23	170	186,691
		9,326,601
Michigan: 1.1%
Michigan State Building Authority, Series I (RB) 5.00%, 04/15/26	250	303,941
Regents of University of Michigan, Series A (RB) 5.00%, 04/01/23	500	541,112
State of Michigan (RB) 5.00%, 03/15/25	265	310,071
State of Michigan, Grant Anticipation (RB)
5.00%, 03/15/24	650	731,759
5.00%, 03/15/26	1,065	1,290,155
Wayne County Airport Authority, Series C (RB) 5.00%, 12/01/23	145	161,343
		3,338,381
Minnesota: 1.6%
Duluth Independent School District No. 709, Series A (CP) (SD CRED PROG) 5.00%, 02/01/25	200	229,125
Metropolitan Council, Minneapolis St. Paul Metropolitan Area, Series C (GO) 5.00%, 12/01/26	1,000	1,242,638
Minneapolis St. Paul Metropolitan Airports Commission, Series B (RB) 5.00%, 01/01/25	500	580,618
Regents of University of Minnesota, Series B (RB) 5.00%, 12/01/22	480	511,651
State of Minnesota, Various Purpose, Series A (GO) 5.00%, 08/01/24	1,200	1,375,074
State of Minnesota, Various Purpose, Series D (GO)
5.00%, 08/01/22	510	535,162
5.00%, 08/01/26	400	492,526
		4,966,794
Mississippi: 0.3%
County of Warren (RB)
1.38%, 06/16/25 (p)	400	415,273
1.38%, 06/16/25 (p)	400	415,273
		830,546
Missouri: 0.9%
City of St. Louis, St. Louis Lambert International Airport, Series A (RB) (AGM) 5.00%, 07/01/23	1,000	1,093,100
Health and Educational Facilities Authority, Mercy Health, Series A (RB) 5.00%, 06/01/25	150	176,232
Health and Educational Facilities Authority, Saint Luke’s Health System, Inc. (RB) 5.00%, 11/15/22	260	276,155
Missouri Highways and Transportation Commission, Third Lien, Series B (RB) 5.00%, 11/01/25	500	598,425
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water, Series B (RB) 5.00%, 07/01/25 (c)	500	592,935
		2,736,847
Nebraska: 1.6%
Central Plains Energy Project, Gas Project (RB) 2.50%, 08/01/25 (c) (p)	1,550	1,665,895
Central Plains Energy Project, Gas Project (RB) (AGM) 4.00%, 08/01/25 (c) (p)	2,000	2,267,932
Central Plains Energy Project, Gas Project Crossover, Series A (RB)
5.00%, 01/01/24 (c) (p)	500	553,112
5.00%, 01/01/24 (c)	350	390,984
		4,877,923
Nevada: 0.7%
Clark County Limited Tax Bond Bank, Series A (GO) 5.00%, 11/01/23	100	110,788
Clark County School District, Series A (GO) 5.00%, 06/15/23	250	272,935
Clark County Water Reclamation District (GO) 5.00%, 07/01/22	250	261,308
Clark County, Nevada Airport System, McCarran International Airport, Series A (RB) 5.00%, 07/01/23	300	328,112
Clark County, Nevada Highway, Moter Vehicle Fuel Tax, Series C (RB) 5.00%, 07/01/26	290	354,527
Clark County, Series B (GO) 5.00%, 11/01/23	450	498,545
State of Nevada, Highway Improvement, Motor Vehicle Fuel Tax (RB) 5.00%, 12/01/24	300	347,936
		2,174,151
New Jersey: 3.0%
City of Newark, Series A (GO) (AGM) 5.00%, 10/01/26	300	362,647
New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB) (ST)
5.00%, 11/01/23	435	480,710
5.00%, 11/01/24	100	114,558
New Jersey Educational Facilities Authority, Princeton University, Series B (RB) 5.00%, 07/01/25	1,000	1,186,444
New Jersey Educational Facilities Authority, Princeton University, Series I (RB) 5.00%, 07/01/25	225	266,950
New Jersey Health Care Facilities (RB)
5.00%, 10/01/26	500	608,492
5.00%, 07/01/23	300	326,781
5.00%, 07/01/26	300	365,445
New Jersey Higher Education Student Assistance Authority, Series A (RB) (AGM) 5.00%, 12/01/23	500	554,992
New Jersey Sports and Expositor Authority State Contract, Series A (RB) 5.00%, 09/01/24	890	1,015,221
New Jersey Transportation Trust Fund Authority, Series A (RB) 5.00%, 06/15/24	890	1,008,257
State of New Jersey, Various Purposes (GO)
2.00%, 06/01/25	500	528,941
2.00%, 06/01/26	500	531,809
5.00%, 06/01/22	800	832,191
5.00%, 06/01/24	675	765,181
Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/23	290	315,235
		9,263,854
New Mexico: 1.2%
New Mexico Finance Authority, Series D (RB) 5.00%, 06/01/22	325	338,328
New Mexico Municipal Energy Acquisition Authority, Gas Supply (RB) (SBG) 5.00%, 05/01/25 (c) (p)	1,165	1,354,585
State of New Mexico, Series 2017B (GO) 5.00%, 03/01/25	250	292,886
State of New Mexico, Series A (GO)
5.00%, 03/01/23	320	344,999
5.00%, 03/01/27	315	393,650
State of New Mexico, Series B (GO) 5.00%, 03/01/23	340	366,562
State of New Mexico, Series B (RB) 4.00%, 07/01/23	505	543,086
		3,634,096
New York: 13.6%
Build NYC Resource Corp., The Chapin School Ltd. Project (RB) 5.00%, 11/01/26	270	334,167
City of New York, Series A (GO)
4.00%, 08/01/23	250	269,512
5.00%, 08/01/22	670	702,987
5.00%, 08/01/23	100	109,797
5.00%, 08/01/24	965	1,104,538
City of New York, Series B-1 (GO) 5.00%, 10/01/22	500	528,726
City of New York, Series C (GO)
5.00%, 08/01/22	265	278,047
5.00%, 08/01/24	750	858,450
5.00%, 08/01/25	850	1,009,656
City of New York, Series C and D (GO)
5.00%, 08/01/23	320	351,351
5.00%, 08/01/26	325	399,090
City of New York, Series D-3 (GO) 5.00%, 02/01/24 (c) (p)	100	109,165
City of New York, Series E (GO) 5.00%, 08/01/24	255	291,873
City of New York, Series F-1 (GO) 5.00%, 03/01/27	410	511,600
City of Yonkers, Series C (GO) (BAM) 5.00%, 10/01/23	100	110,402
County of Nassau, Series C (GO) 5.00%, 10/01/24	200	229,724
Dormitory Authority of the State of New York State, Series A (RB) 5.00%, 03/15/27	300	375,987
Hudson Yards Infrastructure Corp., Series A (RB) 5.00%, 02/15/23	100	107,384
Long Island Power Authority, Electric System, Series B (RB) 5.00%, 09/01/22	500	526,505
Metropolitan Transportation Authority, Series A-1 (RB) 5.00%, 11/15/24 (p)	1,500	1,716,717
Metropolitan Transportation Authority, Series A-2 (RB) (SD CRED PROG) 5.00%, 05/15/24 (p)	750	843,647
Metropolitan Transportation Authority, Series B (RB)
5.00%, 11/15/23	250	276,595
5.00%, 11/15/23	290	320,855
5.00%, 11/15/24	390	448,289
5.00%, 11/15/26	255	312,475
5.00%, 11/15/26	500	612,696
Metropolitan Transportation Authority, Series C-1 (RB)
5.00%, 11/15/23	500	553,190
5.00%, 11/15/25	875	1,040,019
Metropolitan Transportation Authority, Series F (RB) 5.00%, 11/15/25	235	279,317
Monroe County Industrial Development Agency, Rochester Schools Modernization Project (RB) (SAW) 5.00%, 05/01/23	250	270,571
New York City Industrial Development Agency, Queens Baseball Stadium Project, Series A (RB) (AGM) 5.00%, 01/01/27	750	925,776
New York City Municipal Authority Water and Sewer System, Series BB-2 (RB) (AGM) 5.00%, 12/15/24 (c)	430	499,761
New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW)
5.00%, 07/15/24	250	285,836
5.00%, 07/15/26	315	386,159
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series 1 (RB) 5.00%, 11/01/22	1,000	1,061,688
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C-1 (RB) 5.00%, 05/01/23	320	347,624
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series D-1 (RB) 5.00%, 11/01/25	350	419,717
New York City Transitional Finance Authority, Series S-3 (RB) (SAW) 5.00%, 08/23/21 (c)	500	501,380
New York City Trust for Cultural Resources, Museum of Modern Art, Series E (RB) 4.00%, 04/01/25	265	299,478
New York City Water and Sewer System, Series BB-2 (RB) 5.00%, 12/15/23 (c)	700	781,224
New York City Water and Sewer System, Series CC-2 (RB) 5.00%, 12/15/21 (c)	530	539,596
New York State Dormitory Authority, New York City Issue, Series 1 (RB) (SAW) 5.00%, 01/15/23	300	320,320
New York State Dormitory Authority, New York University, Series A (RB) 5.00%, 07/01/24	110	125,486
New York State Dormitory Authority, Personal Income Tax, Series A (RB)
5.00%, 02/15/23	780	838,544
5.00%, 02/15/23	220	236,669
5.00%, 02/15/25	315	367,602
5.00%, 02/15/25	140	163,711
New York State Dormitory Authority, Personal Income Tax, Series D (RB)
5.00%, 02/15/25	250	292,229
5.00%, 02/15/26	805	975,107
New York State Dormitory Authority, School Districts Bond Financing Program, Series A (RB) (SAW)
5.00%, 10/01/22	250	264,212
5.00%, 10/01/23	365	399,884
5.00%, 10/01/25	385	457,532
5.00%, 10/01/26	400	488,964
New York State Dormitory Authority, School Districts Bond Financing Program, Series B (RB) (ST) 5.00%, 10/01/24	300	344,381
New York State Dormitory Authority, Sloan-Kettering Cancer Center, Series 1 (RB) 5.00%, 07/01/26	200	245,047
New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
5.00%, 03/15/23	290	313,161
5.00%, 03/15/26	430	522,325
New York State Dormitory Authority, State Personal Income Tax, Series D (RB)
5.00%, 02/15/23	1,070	1,151,171
5.00%, 08/15/26 (c)	1,260	1,551,975
New York State Dormitory Authority, State Personal Income Tax, Series D (RB) (BAM) 5.00%, 02/15/25	1,000	1,169,362
New York State Dormitory Authority, State Sales Tax, Series A (RB)
5.00%, 03/15/23	445	480,540
5.00%, 03/15/24	475	535,989
New York State Dormitory Authority, State Sales Tax, Series B (RB)
5.00%, 02/15/26	435	526,921
5.00%, 03/15/23	100	107,987
New York State Dormitory Authority, State Sales Tax, Series C (RB)
5.00%, 03/15/24	155	174,902
5.00%, 03/15/25	775	909,694
New York State Dormitory Authority, State Sales Tax, Series E (RB) 5.00%, 03/15/26	495	601,534
New York State Dormitory Authority, State University Dormitory Facilities, Series A (RB) 5.00%, 07/01/25	500	585,110
New York State Housing Finance Agency, Series I (RB) (SAW) 1.75%, 02/01/22 (c)	750	756,008
New York State Housing Finance Agency, Series L-2 (RB) 0.75%, 01/01/22 (c)	500	500,973
New York State Thruway Authority, Series L (RB) 5.00%, 01/01/24	165	184,193
New York State Urban Development Corp., State Personal Income, Series A (RB)
5.00%, 03/15/23	790	853,094
5.00%, 03/15/25	500	586,503
5.00%, 03/15/27	555	694,526
Town of Oyster Bay, Public Improvement (GO) 4.00%, 03/01/24	500	547,381
Town of Oyster Bay, Public Improvement (GO) (AGM)
3.25%, 02/01/26	530	595,626
4.00%, 03/01/26	250	289,895
TSASC, Inc., Tobacco Settlement Bonds, Series A (RB) 5.00%, 06/01/22	500	520,031
Utility Debt Securitization Authority (RB) 5.00%, 06/15/22 (c)	285	297,211
Utility Debt Securitization Authority, Series B (RB) 5.00%, 12/15/22 (c)	320	341,578
York State Dormitory Authority, State Cornell University, Series A (RB) 5.00%, 07/01/26	700	858,815
		42,107,764
North Carolina: 1.8%
Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Series A (RB) 4.00%, 01/15/23	115	121,489
County of Durham (GO) 4.00%, 10/01/24	290	324,955
County of Wake (RB) 5.00%, 09/01/26	375	461,494
North Carolina Turnpike Authority, Triangle Expressway System (RB) (BAM) 5.00%, 02/01/24	2,125	2,376,397
State of North Carolina, Department of State Treasurer, Series B (GO) 5.00%, 06/01/25	970	1,146,541
State of North Carolina, Grant Anticipation Revenue Vehicle (RB) 5.00%, 03/01/23	500	537,819
State of North Carolina, Series B (GO) 5.00%, 06/01/23	575	626,992
		5,595,687
Ohio: 2.6%
Allen County, Ohio Hospital Facilities, Mercy Health, Series A (RB) 5.00%, 08/01/26	410	500,512
American Municipal Power, Inc., Series A (RB) 5.00%, 02/15/23	530	569,306
City of Cleveland, Airport System ,Series B (RB) (AGM) 5.00%, 01/01/23	260	277,946
County of Allen, Ohio Hospital Facilities, Mercy Health, Series A (RB) 5.00%, 08/01/25	100	118,257
County of Hamilton, Sales Tax, Series A (RB)
5.00%, 12/01/23	155	172,125
5.00%, 12/01/25	500	596,797
Lancaster Port Authority (RB) (SBG) 5.00%, 02/01/25 (c) (p)	300	345,443
Ohio Turnpike and Infrastructure Commission, Series A (RB) 5.00%, 02/15/26	460	556,169
Ohio Water Development Authority, Water Pollution Control, Series A (RB) 5.00%, 06/01/26	250	305,348
State of Ohio Hospital, Cleveland Clinic Health System, Series A (RB) 5.00%, 01/01/25	1,325	1,539,128
State of Ohio, Common School, Series B (GO) 5.00%, 09/15/25	100	119,339
State of Ohio, Higher Educational Facility, Case Western Reserve University Project (RB) 5.00%, 12/01/23	560	623,397
State of Ohio, Highway Capital Improvement, Series T (GO) 5.00%, 11/01/22	675	716,727
State of Ohio, Highway Capital Improvement, Series U (GO) 5.00%, 05/01/23	1,000	1,086,140
State of Ohio, Miami University (RB) 5.00%, 09/01/25	115	136,951
The Ohio State University, Multiyear Debt Issuance Program, Series A (RB) 5.00%, 12/01/22	500	532,761
		8,196,346
Oklahoma: 0.4%
Oklahoma County Independent School District No. 89, Series A (GO)
0.05%, 07/01/22	500	499,890
1.25%, 07/01/24	450	463,689
Tulsa Public Facilities Authority (RB) 3.00%, 06/01/25	350	383,799
		1,347,378
Oregon: 0.7%
City of Portland, Sewer System, Series A (RB) 5.00%, 05/01/26	350	425,958
City of Portland, Sewer System, Series A (RB) (AGM) 5.00%, 03/01/26	500	605,188
Linn and Benton Counties School District No. 8J (GO) (SBG) 5.00%, 06/15/26	350	427,831
Multnomah County School District No. 1J, Series B (GO) (SBG) 5.00%, 06/15/25	500	590,770
		2,049,747
Pennsylvania: 3.6%
Allegheny County Hospital Development Authority UPMC, Series A (RB) 5.00%, 07/15/25	300	354,613
City of Philadelphia, Series A (GO)
5.00%, 08/01/24	200	228,790
5.00%, 08/01/25	300	355,823
5.00%, 08/01/25	245	290,589
City of Philadelphia, Water and Wastewater Revenue (RB) 5.00%, 10/01/22	310	327,660
Commonwealth Financing Authority, Tobacco Master Settlement Payment (RB) 5.00%, 06/01/23	250	271,737
Commonwealth of Pennsylvania, First Series (GO)
5.00%, 01/01/26	560	674,317
5.00%, 01/01/27	315	391,676
5.00%, 02/01/26	415	501,328
5.00%, 09/15/23	100	110,331
Commonwealth of Pennsylvania, Second Series (GO)
5.00%, 01/15/23	370	396,351
5.00%, 09/15/22	590	622,399
Delaware River Port Authority, Series B (RB)
5.00%, 01/01/25	350	405,913
5.00%, 01/01/26	1,170	1,404,287
Lehigh County Hospital, Lehigh Valley Health Network, Series A (RB) (SBG) 5.00%, 07/01/26	600	733,830
Lehigh County Industrial Development Authority, PPL Electric Utilities Corp. Project, Series B (RB) 1.80%, 08/15/22 (p)	330	335,179
Montgomery County, Higher Education and Health Authority, Thomas Jefferson University, Series A (RB) 5.00%, 09/01/23	500	547,444
Northampton County, General Purpose Authority (RB) 5.00%, 11/01/23	150	166,003
Pennsylvania Economic Development Financing Authority, University of Pittsburgh Medical Center, Series A (RB)
5.00%, 11/15/25	325	388,569
5.00%, 03/15/24	310	348,732
Pennsylvania Higher Educational Facilities Authority, Commonwealth of Pennsylvania, Series AT-1 (RB)
5.00%, 06/15/23	175	190,606
5.00%, 06/15/25	100	117,731
Pennsylvania State University, Series B (RB) 5.00%, 09/01/22	350	368,710
Philadelphia Authority for Industrial Development (RB) 5.00%, 10/01/24	400	454,828
School District of Philadelphia, Series F (GO) (SAW)
5.00%, 09/01/22	100	105,178
5.00%, 09/01/24	120	137,042
5.00%, 09/01/25	660	780,961
Southeastern Pennsylvania Transportation Authority (RB) 5.00%, 06/01/23	115	125,221
		11,135,848
Rhode Island: 0.5%
Rhode Island Commerce Corp., Department of Transportation, Series A (RB) 5.00%, 06/15/22	235	244,964
Rhode Island Health and Educational Building Corp., Lifespan Obligated Group Issue (RB) 5.00%, 05/15/23	1,000	1,076,819
State of Rhode Island and Providence Plantations, Consolidated Capital Development Loan, Series B (GO) 5.00%, 08/01/26	300	368,892
		1,690,675
South Carolina: 1.2%
County of Charleston, Series C (GO) (SAW) 5.00%, 11/01/24	510	589,789
County of Richland, Series A (GO) (SAW) 5.00%, 03/01/26	500	605,949
Patriots Energy Group Financing Agency, Series A (RB) 4.00%, 02/01/24 (c) (p)	1,765	1,914,547
State of South Carolina, Series B (GO) (SAW) 5.00%, 04/01/24	350	395,538
York County, South Carolina Fort Mill School District No. 4, Series B (GO) 5.00%, 03/01/23	330	355,452
		3,861,275
Tennessee: 1.6%
Metropolitan Government of Nashville and Davidson County (GO)
5.00%, 07/01/24	200	228,031
5.00%, 07/01/26	525	642,675
Shelby County, Tennessee Health, Educational and Housing Facility Board, Methodist Le Bonheur Healthcare, Series A (RB) 5.00%, 05/01/26	450	540,138
Tennergy Corp., Series A (RB) 5.00%, 10/01/24 (c) (p)	900	1,024,352
Tennessee Energy Acquisition Corp. (RB) 4.00%, 11/01/25 (c) (p)	1,775	2,017,122
Tennessee Energy Acquisition Corp., Series A (RB) 4.00%, 05/01/23 (c) (p)	560	593,905
		5,046,223
Texas: 7.8%
Aldine Independent School District, Series A (GO) 5.00%, 02/15/23	300	322,635
Austin Independent School District (GO) 5.00%, 08/01/26	500	613,151
Bexar County Hospital District (GO)
5.00%, 02/15/24	725	814,595
5.00%, 02/15/26	350	422,821
Board of Regents of the University of Texas System, Series A (RB) 5.00%, 02/15/26	1,000	1,206,556
Board of Regents of the University of Texas System, Series H (RB) 5.00%, 08/15/23	275	302,390
Brazosport Independent School District (GO) 5.00%, 02/15/23	1,000	1,075,127
City of Austin, Texas Electric System, Series A (RB) 5.00%, 11/15/30 (c)	750	977,656
City of Austin, Texas Water and Wastewater System (RB)
5.00%, 11/15/22	290	308,368
5.00%, 11/15/25	790	947,879
City of Denton, Utility System (RB) 5.00%, 12/01/26	310	382,452
City of Fort Worth (GO) 5.00%, 03/01/24	105	118,020
City of Houston, Airport System, Series D (RB) 5.00%, 07/01/24	250	284,881
City of Houston, Series A (GO) 5.00%, 03/01/23	250	269,448
City of San Antonio, Electric and Gas Systems (RB) 5.00%, 08/01/26 (c)	630	770,658
City of San Antonio, General Improvement (GO) 5.00%, 08/01/25	500	593,038
City of San Antonio, Texas Water System, Series A (RB) 2.00%, 05/15/25	300	319,195
Colorado River Municipal Water District (RB)
5.00%, 01/01/24	115	128,023
5.00%, 01/01/26	405	483,159
Comal Independent School District, Unlimited Tax, Series 2017 (GO) 5.00%, 02/01/26	775	934,290
Conroe Independent School District (GO) 5.00%, 02/15/23	150	161,245
Cypress-Fairbanks Independent School District (GO) 5.00%, 02/15/24	125	140,346
Dallas County, Combination Tax and Parking Garage (GO) 5.00%, 08/15/23	375	412,107
Dallas Fort Worth International Airport (RB) 5.00%, 11/01/25	200	239,463
Fort Worth Independent School District (GO) 5.00%, 02/15/24	150	168,496
Grand Parkway Transportation Corp. (RB) 5.00%, 02/01/23	325	347,785
Harris County, Cultural Education Facilities Corp., Medical Facilities (RB) 5.00%, 11/15/23	320	354,316
Harris County, Cultural Education Facilities Finance Corp., Texas Children’s Hospital, Series A (RB) 5.00%, 10/01/24	500	574,995
Harris County, Series A (GO) 5.00%, 10/01/22	320	338,424
Hays Consolidated Independent School District, Series A (GO) 3.00%, 02/15/26	500	559,113
Houston Independent School District Maintenance (GO) 5.00%, 07/15/25	320	379,084
Houston Independent School District, Limited Tax School House (GO)
5.00%, 02/15/24	155	174,239
5.00%, 02/15/26	250	302,894
Houston Independent School District, Limited Tax School House, Series A (GO)
5.00%, 02/15/23	650	699,147
5.00%, 02/15/24	165	185,480
Houston Independent School District, Maintenance Tax Notes (GO) 5.00%, 07/15/26	455	556,925
Houston, Texas Airport System, Series D (RB) 5.00%, 07/01/23	500	546,651
Judson Independent School District (GO) 5.00%, 02/01/25	250	291,209
New Hope Cultural Education Facilities Finance Corp., Children’s Health System, Series A (RB) 5.00%, 08/15/23	160	175,694
North Texas Tollway Authority, First Tier, Series A (RB) 5.00%, 01/01/25	150	174,241
Northside Independent School District, Variable Rate Unlimited Tax School (GO) 0.70%, 06/01/25 (p)	500	504,504
Port Houston Authority of Harris County, Series A-2 (GO)
5.00%, 10/01/24	500	575,337
5.00%, 10/01/25	500	596,253
Round Rock Independent School District (GO) 5.00%, 08/01/26	570	698,043
State of Texas, Water Infrastructure Fund, Series B-2 (GO) 5.00%, 08/01/24 (c)	430	492,596
State of Texas, Water Infrastructure Fund, Series B-3 (GO)
5.00%, 08/01/23	400	439,358
5.00%, 08/01/24	250	285,988
5.00%, 08/01/25	500	593,476
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System, Series A (RB)
5.00%, 02/15/24	250	280,285
5.00%, 02/15/25	250	291,141
Texas Water Development Board (RB)
5.00%, 08/01/23	350	384,512
5.00%, 08/01/25	225	267,163
Texas Water Development Board, Series A (RB) 5.00%, 04/15/23	340	368,546
Trinity River Authority, Regional Wastewater System (RB) 3.00%, 08/01/22	345	355,162
		24,188,560
Utah: 1.4%
Central Utah Water Conservancy District, Series B (RB) 5.00%, 10/01/25	955	1,140,156
State of Utah (GO)
5.00%, 07/01/23	500	547,157
5.00%, 07/01/25	290	343,570
5.00%, 07/01/25	300	355,417
5.00%, 07/01/26	500	612,618
University of Utah, Series A (RB) (ST) 5.00%, 08/01/23	100	109,755
Utah County, Utah Hospital, IHC Health services Inc., Series B-1 (RB) 5.00%, 08/01/24 (c) (p)	1,000	1,142,910
		4,251,583
Virginia: 2.6%
City of Alexandria, Series C (GO) (SAW) 5.00%, 07/01/23	240	262,635
City of Richmond, Public Utility Revenue, Series A (RB) 5.00%, 01/15/25	125	145,693
City of Richmond, Series B (GO) 5.00%, 07/15/22	500	523,623
Commonwealth of Virginia, Series B (GO) 5.00%, 06/01/26	350	428,239
County of Fairfax, Public Improvement, Series A (GO)
4.00%, 10/01/24	285	319,641
4.00%, 10/01/25	500	577,406
County of Fairfax, Public Improvement, Series A (GO) (SAW)
4.00%, 10/01/23	275	298,364
4.00%, 10/01/25	700	808,369
County of Henrico, Water and Sewer Revenue (RB) 5.00%, 05/01/25	300	353,274
Fairfax County Industrial Development Authority, Inova Health System Project, Series A (RB) 5.00%, 05/15/24	125	141,563
Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series C (RB)
5.00%, 02/01/24	235	263,805
5.00%, 02/01/27	350	435,651
5.00%, 02/01/27	250	311,179
Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series E (RB) 5.00%, 02/01/23	250	268,544
Virginia Commonwealth Transportation Board (RB)
5.00%, 09/15/22	150	158,307
5.00%, 09/15/23	400	441,413
5.00%, 09/15/24	325	373,658
5.00%, 09/15/26 (c)	510	627,518
Virginia Public Building Authority, Series A (RB)
5.00%, 08/01/23	160	175,844
5.00%, 08/01/24	120	137,391
5.00%, 08/01/26	265	324,970
Virginia Public Building Authority, Series B (RB) 5.00%, 08/01/26	300	367,891
Virginia Public School Authority, Series B (RB) (SAW) 5.00%, 08/01/23	300	329,455
		8,074,433
Washington: 2.7%
Board of Regents of the University of Texas System, Series A (RB) (AGM) 5.00%, 04/01/26	800	971,380
City of Seattle, Municipal Light and Power Improvement, Series B (RB) 5.00%, 02/01/26	400	483,009
Clark County Public Utility District No. 1 (RB) 5.00%, 01/01/26	500	599,637
Energy Northwest Electric, Series C (RB)
5.00%, 07/01/24	450	513,352
5.00%, 07/01/25	1,375	1,627,223
Energy Northwest, Colombia Generating Station Electric, Series A (RB)
5.00%, 07/01/23	100	109,431
5.00%, 07/01/24	455	519,056
King County, Washington Sewer Improvement (GO) 5.00%, 07/01/24	100	114,141
King County, Washington Sewer Improvement, Series B (RB)
5.00%, 07/01/25	575	680,476
5.00%, 07/01/26	200	244,719
State of Washington, Various Purpose, Series D (GO) 5.00%, 02/01/24	200	224,354
State of Washington, Various Purpose, Series R-A (GO) 5.00%, 08/01/24	750	858,692
Washington Health Care Facilities Authority, CommonSpirit Health, Series B-1 (RB) 5.00%, 08/01/24 (c) (p)	1,000	1,117,657
Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB) 5.00%, 08/15/25	270	313,244
		8,376,371
West Virginia: 0.1%
State of West Virginia, Commissioner of Highways, Surface Transportation Improvements, Series A (RB) 5.00%, 09/01/23	410	451,426
Wisconsin: 2.2%
City of Madison, Series A (GO) 4.00%, 10/01/22	545	570,052
City of Milwaukee, Series N2 (GO)
4.00%, 03/01/23	100	106,088
4.00%, 03/01/25	750	847,905
City of Milwaukee, Series N4 (GO)
5.00%, 04/01/24	225	253,567
5.00%, 04/01/25	125	146,198
5.00%, 04/01/26	750	906,415
5.00%, 04/01/26	500	604,277
State of Wisconsin (GO)
5.00%, 11/01/22	500	530,844
5.00%, 11/01/25	380	455,336
5.00%, 11/01/25	355	425,380
State of Wisconsin, Series A (GO)
5.00%, 05/01/25	425	500,298
5.00%, 05/01/27	1,000	1,255,862
Wisconsin Department of Transportation, Series 2 (RB) 5.00%, 07/01/24	120	136,705
		6,738,927
Total Municipal Bonds: 98.8% (Cost: $301,609,929)		306,408,849
Other assets less liabilities: 1.2%		3,629,527
NET ASSETS: 100.0%		$310,038,376

Definitions:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
BAM	Build America Assurance Co.
CP	Certificate of Participation
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Putable Security — the redemption date shown is when the security may be redeemed by the investor

Summary of Investments by Sector	% of Investments	Value
Education	5.9%	$18,227,365
Health Care	6.7	20,447,065
Housing	0.5	1,506,988
Industrial Revenue	10.1	30,954,646
Leasing	5.8	17,755,818
Local	15.8	48,330,189
Power	5.1	15,506,270
Special Tax	9.6	29,584,265
State	20.6	63,218,493
Tobacco	1.1	3,355,675
Transportation	11.7	35,749,812
Water & Sewer	7.1	21,772,263
	100.0%	$306,408,849